UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:    October 31, 2008

Date of reporting period:   April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS

                                                              (WELLS FARGO LOGO)
                                                                 ADVANTAGE FUNDS

(GRAPHIC)

Semi-Annual Report
April 30, 2008

WELLS FARGO ADVANTAGE SPECIALTY FUNDS(SM)

-    SPECIALIZED FINANCIAL SERVICES FUND

-    SPECIALIZED TECHNOLOGY FUND

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Sign up for e-delivery at
www.wellsfargo.com/advantagefunds,
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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Specialized Financial Services Fund .......................................    4
Specialized Technology Fund ...............................................    6
FUND EXPENSES .............................................................    8
PORTFOLIO OF INVESTMENTS
Specialized Financial Services Fund .......................................   10
Specialized Technology Fund ...............................................   14
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   18
Statements of Operations ..................................................   19
Statements of Changes in Net Assets .......................................   20
Financial Highlights ......................................................   22
NOTES TO FINANCIAL STATEMENTS .............................................   26
OTHER INFORMATION .........................................................   34
LIST OF ABBREVIATIONS .....................................................   39

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R)AND STAGECOACH FUNDS(R)INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF APRIL 30, 2008.

EQUITY FUNDS
Asia Pacific Fund                        Equity Value Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Growth and Income Fund                            Overseas Fund
C&B Mid Cap Value Fund                   Growth Fund                                       Small Cap Disciplined Fund
Capital Growth Fund                      Growth Equity Fund                                Small Cap Growth Fund
Common Stock Fund                        Index Fund                                        Small Cap Opportunities Fund
Discovery Fund                           International Core Fund                           Small Cap Value Fund
Diversified Equity Fund                  International Equity Fund                         Small Company Growth Fund
Diversified Small Cap Fund               International Value Fund                          Small Company Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund             Large Cap Growth Fund                             Specialized Financial Services Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Large Company Value Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Disciplined Fund                          Value Fund
Equity Index Fund                        Mid Cap Growth Fund

BOND FUNDS
California Limited-Term Tax-Free Fund    Inflation-Protected Bond Fund                     Short-Term High Yield Bond Fund
California Tax-Free Fund                 Intermediate Government Income Fund(1)            Short-Term Municipal Bond Fund
Colorado Tax-Free Fund                   Intermediate Tax-Free Fund                        Stable Income Fund
Corporate Bond Fund                      Minnesota Tax-Free Fund                           Strategic Income Fund
Diversified Bond Fund                    Municipal Bond Fund                               Total Return Bond Fund
Government Securities Fund(1)            National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
High Income Fund                         National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Yield Bond Fund                     Short Duration Government Bond Fund(1)            Ultra-Short Duration Bond Fund
Income Plus Fund                         Short-Term Bond Fund                              Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund(2)
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund(2)
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund(2)
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund(2)
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund(2)
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund(2)
Life Stage-Aggressive Portfolio          Target Today Fund(2)                              Target 2050 Fund(2)
Life Stage-Conservative Portfolio        Target 2010 Fund(2)
Life Stage-Moderate Portfolio            Target 2015 Fund(2)

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)       Heritage Money Market Fund                        National Tax-Free Money Market Fund
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       National Tax-Free Money Market Trust
California Tax-Free Money Market Trust   Money Market Fund                                 Overland Express Sweep Fund
Cash Investment Money Market Fund        Money Market Trust                                Prime Investment Money Market Fund
Government Money Market Fund(1)          Municipal Money Market Fund                       Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

                     2 Wells Fargo Advantage Specialty Funds

                             Letter to Shareholders


(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President,
WELL FARGO ADVANTAGE FUNDS

FALLING PRICES OF NEW AND EXISTING HOMES ESPECIALLY AFFECTED SUBPRIME BORROWERS WHO FALTERED WHEN EASY ACCESS TO CREDIT ALL BUT DISAPPEARED FOR THEM AND MARKET-VALUE EQUITY ON THEIR HOMES DECLINED.

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the Wells Fargo Advantage Specialty Funds that covers the six-month period that ended April 30, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS.

First, the Fed lowered the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points (100 basis points equals 1.00%), with the latest rate cut during the period occurring on April 30. Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And third, it agreed to make the discount window available to nonbank dealers and to lend to banks for longer-than-normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET.

During the six-month period, the Lehman Brothers U.S. Treasury Index1 returned 5.87%, compared to 4.08% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index(2). Corporate and high-yield bonds trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

-----------
(1) Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury. It includes only notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. You cannot invest directly in an index.

(2) The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

                             Letter to Shareholders

                     Wells Fargo Advantage Specialty Funds 3


THE STOCK MARKET STRUGGLED IN MOST AREAS.

The S&P 500 Index declined 9.64% for the six-month period. Within the S&P 500 Index, value stocks underperformed growth stocks, largely because of continued weakness in financials as the credit fallout from the housing crisis continued to work its way through the system. The S&P Financial Index(3) declined 20.03% for the period. Technology stocks also posted poor returns, partly on growing evidence of weaker consumer technology spending in both the United States and Europe. Energy stocks were one of the few bright spots in the market, as oil prices continued to rise.

PLANNING AHEAD

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS


ENERGY STOCKS WERE ONE OF THE FEW BRIGHT SPOTS IN THE MARKET, AS OIL PRICES CONTINUED TO RISE.

THE CONTINUED UNCERTAINTY SURROUNDING THE HOUSING MARKET, LIQUIDITY, AND INFLATION SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

----------
(3) The S&P Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an index.

                     4 Wells Fargo Advantage Specialty Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO FUND MANAGERS
Allen J. Ayvazian
Allen Wisniewski, CFA

FUND INCEPTION
July 2, 1962

INDUSTRY DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                   (PIE CHART)

Security & Commodity Brokers, Dealers,
   Exchanges & Services                         (16%)
Depository Institutions                         (47%)
Electronic & Other Electrical Equipment &
   Components, Except Computer Equipment         (1%)
Holding & Other Investment Offices               (3%)
Insurance Carriers                              (23%)
Non-Depository Credit Institutions              (10%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

JPMorgan Chase & Company                        9.65%
Bank of America Corporation                     8.92%
Citigroup Incorporated                          6.20%
Goldman Sachs Group Incorporated                4.65%
American International Group Incorporated       4.15%
Bank of New York Mellon Corporation             3.78%
The Travelers Companies Incorporated            3.76%
American Express Company                        3.66%
Prudential Financial Incorporated               3.64%
US Bancorp                                      3.62%

----------
(1) Industry distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of industry distribution.

(2) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

                             Performance Highlights

                     Wells Fargo Advantage Specialty Funds 5


           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                     Including Sales Charge                  Excluding Sales Charge             Expense Ratio
Specialized Financial       --------------------------------------   --------------------------------------   -----------------
Services Fund               6 Months*    1 Year   5 Year   10 Year   6 Months*    1 Year   5 Year   10 Year   Gross(4)   Net(5)
-------------------------   ---------   -------   ------   -------   ---------   -------   ------   -------   --------   ------
Class A (SIFEX)              (24.74)    (29.12)    3.19      1.16     (20.15)    (24.80)     4.42     1.76      1.59%    1.35%
Class B (SIFBX)**            (25.51)    (30.45)    3.24      0.88     (20.51)    (25.45)     3.59     0.88      2.34%    2.10%
Class C (SIFCX)              (21.40)    (26.54)    3.58      0.85     (20.40)    (25.54)     3.58     0.85      2.34%    2.10%
BENCHMARKS
   S&P Financial Index(6)                                             (20.03)    (26.28)     5.25     3.16
   S&P 500 Index(7)                                                    (9.64)     (4.68)    10.61     3.89

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to financial services sector risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks

----------
(3) Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an Index.

(7) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                     6 Wells Fargo Advantage Specialty Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
RCM Capital Management, LLC

PORTFOLIO MANAGERS
Huachen Chen, CFA
Walter C. Price, Jr., CFA

FUND INCEPTION
September 18, 2000

INDUSTRY DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                   (PIE CHART)

Business Services                                (34%)
Chemicals & Allied Products                       (1%)
Communications                                    (5%)
Electric, Gas & Sanitary Services                 (4%)
Electronics & Other Electrical Equipment &
   Components, Except Computer Equipment         (29%)
Industrial & Commercial Machinery &
   Computer Equipment                            (24%)
Stone, Clay, Glass & Concrete Products            (3%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Apple Incorporated                              7.32%
International Business Machines                 6.10%
QUALCOMM Incorporated                           6.07%
Google Incorporated Class A                     5.51%
Salesforce.com Incorporated                     4.89%
Intel Corporation                               4.54%
Cisco Systems Incorporated                      4.09%
Research In Motion Limited                      4.00%
Microsoft Corporation                           3.69%
First Solar Incorporated                        3.39%

----------
(1) Industry distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of industry distribution.

(2) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

                     Wells Fargo Advantage Specialty Funds 7

                             Performance Highlights


                   WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                             Including Sales Charge               Excluding Sales Charge         Expense Ratio
                                       ----------------------------------  ----------------------------------  ----------------
                                                                  Life of                             Life of
SPECIALIZED TECHNOLOGY FUND            6 Months*  1 Year  5 Year    Fund   6 Months*  1 Year  5 Year    Fund   Gross(4)  Net(5)
-------------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFSTX)                         (20.34)     5.92   17.95   (6.01)   (15.45)   12.39    19.38   (5.27)    1.80%    1.75%
Class B (WFTBX)**                       (20.77)     6.61   18.34   (5.99)   (15.77)   11.61    18.54   (5.99)    2.55%    2.50%
Class C (WFTCX)                         (16.68)    10.63   18.50   (6.01)   (15.68)   11.63    18.50   (6.01)    2.55%    2.50%
Class Z (WFTZX)                                                             (15.40)   12.27    19.20   (5.42)    1.97%    1.87%
BENCHMARKS
   Goldman Sachs Technology Index(6)                                        (15.07)    1.07    10.85   (9.07)
   S&P 500 Index(7)                                                          (9.64)   (4.68)   10.61    1.17

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, nondiversification risk, smaller company securities risk, and technology sector risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Goldman Sachs Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an Index.

(7) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                     8 Wells Fargo Advantage Specialty Funds

                                  Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Beginning        Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND     11-01-2007      04-30-2008     Period(1)    Expense Ratio
---------------------------------------------------------   -------------   -------------   -----------   -------------
Wells Fargo Advantage Specialized Financial Services Fund
CLASS A
   Actual                                                     $1,000.00       $  798.50        $ 6.04        1.35%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.15        $ 6.77        1.35%
CLASS B
   Actual                                                     $1,000.00       $  794.90        $ 9.37        2.10%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.42        $10.52        2.10%
CLASS C
   Actual                                                     $1,000.00       $  796.00        $ 9.38        2.10%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.42        $10.52        2.10%

                     Wells Fargo Advantage Specialty Funds 9

                                  Fund Expenses


                                                               Beginning        Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND             11-01-2007      04-30-2008     Period(1)    Expense Ratio
---------------------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                                     $1,000.00       $  845.50        $ 8.03        1.75%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,016.16        $ 8.77        1.75%
CLASS B
   Actual                                                     $1,000.00       $  842.30        $11.45        2.50%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,012.43        $12.51        2.50%
CLASS C
   Actual                                                     $1,000.00       $  843.20        $11.46        2.50%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,012.43        $12.51        2.50%
CLASS Z
   Actual                                                     $1,000.00       $  846.00        $ 8.67        1.89%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.47        $ 9.47        1.89%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                    10 Wells Fargo Advantage Specialty Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED FINANCIAL SERVICES FUND

  SHARES                                                SECURITY NAME                                               VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 99.47%
DEPOSITORY INSTITUTIONS: 46.37%
   460,262   BANK OF AMERICA CORPORATION<<                                                                      $ 17,278,235
   168,278   BANK OF NEW YORK MELLON CORPORATION                                                                   7,325,141
   475,300   CITIGROUP INCORPORATED                                                                               12,010,831
    45,800   CITY NATIONAL CORPORATION                                                                             2,222,216
    28,242   CULLEN FROST BANKERS INCORPORATED                                                                     1,576,468
    57,800   INDEPENDENT BANK CORPORATION                                                                          1,689,494
   392,000   JPMORGAN CHASE & COMPANY                                                                             18,678,800
    62,400   NORTHERN TRUST CORPORATION                                                                            4,624,464
    82,800   PNC FINANCIAL SERVICES GROUP                                                                          5,742,180
    70,000   STATE STREET CORPORATION                                                                              5,049,800
    37,700   SUNTRUST BANKS INCORPORATED<<                                                                         2,101,775
   206,800   US BANCORP                                                                                            7,008,452
   118,046   WACHOVIA CORPORATION                                                                                  3,441,041
    32,500   ZIONS BANCORPORATION                                                                                  1,506,375
                                                                                                                  90,255,272
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.01%
    60,000   GENERAL ELECTRIC COMPANY                                                                              1,962,000
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.57%
    51,000   PROLOGIS<<                                                                                            3,193,110
    20,000   PUBLIC STORAGE INCORPORATED<<                                                                         1,814,000
                                                                                                                   5,007,110
                                                                                                                ------------
INSURANCE CARRIERS: 23.42%
    49,200   ACE LIMITED                                                                                           2,966,268
   174,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             8,038,800
   140,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                          2,238,600
    47,500   GENWORTH FINANCIAL INCORPORATED                                                                       1,095,350
    94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        6,699,380
    76,000   ING GROUP NV ADR<<                                                                                    2,887,240
    57,000   MANULIFE FINANCIAL CORPORATION<<                                                                      2,232,120
    73,000   MAX CAPITAL GROUP LIMITED                                                                             1,708,930
    23,700   METLIFE INCORPORATED<<                                                                                1,442,145
    93,000   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                   7,041,030
    38,000   RENAISSANCERE HOLDINGS LIMITED                                                                        1,954,720
   144,400   THE TRAVELERS COMPANIES INCORPORATED                                                                  7,277,760
                                                                                                                  45,582,343
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 10.11%
    50,000   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                 1,587,500
   147,500   AMERICAN EXPRESS COMPANY                                                                              7,082,950
    79,000   CAPITAL ONE FINANCIAL CORPORATION                                                                     4,187,000
   114,000   FANNIE MAE                                                                                            3,226,200
    57,500   FREDDIE MAC                                                                                           1,432,325
   127,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                2,155,190
                                                                                                                  19,671,165
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 15.99%
    38,500   ALLIANCE BERNSTEIN HOLDING LP<<                                                                       2,387,770
    12,700   BEAR STEARNS COMPANIES INCORPORATED<<                                                                   136,271
   132,741   CHARLES SCHWAB CORPORATION                                                                            2,867,206
   112,000   FEDERATED INVESTORS INCORPORATED CLASS B                                                              3,749,760

                    Wells Fargo Advantage Specialty Funds 11

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED FINANCIAL SERVICES FUND

  SHARES                                                SECURITY NAME                                               VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
    47,000   GOLDMAN SACHS GROUP INCORPORATED                                                                   $  8,994,390
    87,200   INVESCO LIMITED                                                                                       2,236,680
    22,200   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                 982,128
    94,300   MERRILL LYNCH & COMPANY INCORPORATED                                                                  4,698,969
   104,200   MORGAN STANLEY                                                                                        5,064,121
                                                                                                                  31,117,295
                                                                                                                ------------
             TOTAL COMMON STOCKS (COST $175,406,786)                                                             193,595,185
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 9.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.56%
   158,515   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS
                PORTFOLIO                                                                                            158,515
   193,846   BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                               193,846
   410,759   DAILY ASSETS FUND INSTITUTIONAL                                                                         410,759
   340,775   DREYFUS CASH MANAGEMENT FUND                                                                            340,775
                                                                                                                   1,103,895
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
----------                                                                      -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.08%

$  183,109   ALPINE SECURITIZATION CORPORATION++                                     2.78%        05/07/2008       183,025
    63,074   AMSTEL FUNDING CORPORATION                                              2.93         05/20/2008        62,976
   197,956   AMSTEL FUNDING CORPORATION++                                            3.05         05/22/2008       197,605
   148,467   AMSTERDAM FUNDING CORPORATION++                                         2.85         05/05/2008       148,420
   117,289   APRECO LLC++                                                            2.94         05/28/2008       117,033
   415,213   ASPEN FUNDING CORPORATION++                                             3.05         05/01/2008       415,213
    98,978   ATLANTIC ASSET SECURITIZATION CORPORATION                               2.87         05/13/2008        98,883
   123,723   BANCO SANTANDER TOTTA LOAN ++ +/-                                       2.73         10/15/2008       123,612
   338,668   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $338,687)                                               2.00         05/01/2008       338,668
   377,691   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $377,717)                                               2.47         05/01/2008       377,691
   123,723   BANK OF IRELAND ++ +/-                                                  3.06         10/14/2008       123,658
   197,956   BANK OF SCOTLAND PLC                                                    2.80         05/29/2008       197,527
 1,328,449   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,328,523)                                                       2.00         05/01/2008     1,328,449
    98,978   BRYANT BANK FUNDING LLC++                                               2.89         05/27/2008        98,772
   101,675   CANCARA ASSET SECURITIZATION LIMITED++                                  2.96         05/28/2008       101,450
    98,978   CHARIOT FUNDING LLC++                                                   2.70         05/14/2008        98,882
    98,978   CHARIOT FUNDING LLC++                                                   2.76         05/29/2008        98,766
   262,510   CHEYNE FINANCE LLC++ +/- @@(a)(i)                                       6.40         02/25/2008       189,007
   201,891   CHEYNE FINANCE LLC++ +/- @@(a)(i)                                       6.48         05/19/2008       145,362
    63,074   CIESCO LLC++                                                            2.90         05/21/2008        62,977
   145,993   CITIBANK OMNI MASTER TRUST++                                            3.16         05/30/2008       145,622
   495,385   CLIPPER RECEIVABLES CORPORATION                                         3.02         05/01/2008       495,385
   371,168   CULLINAN FINANCE CORPORATION ++ +/-                                     2.51         08/04/2008       370,337
 1,328,449   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,328,523)                                             2.00         05/01/2008     1,328,449
   197,956   ERASMUS CAPITAL CORPORATION++                                           2.96         05/22/2008       197,616
   347,413   FAIRWAY FINANCE CORPORATION++                                           2.90         05/05/2008       347,301
    98,978   FALCON ASSET SECURITIZATION CORPORATION++                               2.71         05/12/2008        98,896

                    12 Wells Fargo Advantage Specialty Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED FINANCIAL SERVICES FUND

 PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   98,978   FALCON ASSET SECURITIZATION CORPORATION++                               2.76%        05/28/2008    $     98,774
   494,891   FIVE FINANCE INCORPORATED++                                             2.66         07/09/2008         493,058
   395,912   GALLEON CAPITAL LLC++                                                   2.90         05/21/2008         395,275
   410,264   GEMINI SECURITIZATION INCORPORATED++                                    2.90         05/06/2008         410,099
   494,891   GRAMPIAN FUNDING LIMITED++                                              2.84         05/19/2008         494,188
   321,679   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(i)                        2.79         10/16/2008         321,679
   222,701   JUPITER SECURITIZATION CORPORATION++                                    2.71         05/09/2008         222,567
   357,034   KITTY HAWK FUNDING CORPORATION++                                        2.80         05/06/2008         356,895
   247,445   LIBERTY STREET FUNDING CORPORATION++                                    2.95         05/01/2008         247,445
   247,445   LINKS FINANCE LLC ++ +/-                                                2.52         08/15/2008         246,157
   395,912   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $395,938)                                2.40         05/01/2008         395,912
   104,140   MONT BLANC CAPITAL CORPORATION++                                        2.80         05/16/2008         104,018
    98,978   MONT BLANC CAPITAL CORPORATION++                                        2.96         05/27/2008          98,771
    22,889   MORGAN STANLEY+/-                                                       2.84         10/15/2008          22,870
   224,359   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $224,371)                                               2.00         05/01/2008         224,359
   452,825   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $452,855)                                               2.41         05/01/2008         452,825
   197,956   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               2.90         05/16/2008         197,719
   247,445   NORTHERN ROCK PLC++ +/-                                                 2.79         10/03/2008         246,123
   227,650   OLD LINE FUNDING CORPORATION++                                          2.80         05/02/2008         227,632
   144,280   PARK AVENUE RECEIVABLES CORPORATION++                                   2.76         05/30/2008         143,961
   236,310   PICAROS FUNDING LLC++                                                   2.60         05/06/2008         236,225
    98,978   PRUDENTIAL PLC++                                                        2.88         05/28/2008          98,765
   395,912   RANGER FUNDING CORPORATION++                                            2.90         05/02/2008         395,881
   202,163   REGENCY MARKETS #1 LLC++                                                2.97         05/20/2008         201,846
   197,956   SCALDIS CAPITAL LIMITED++                                               2.99         05/23/2008         197,596
    69,285   SHEFFIELD RECEIVABLES CORPORATION++                                     2.72         05/07/2008          69,253
   123,723   SHEFFIELD RECEIVABLES CORPORATION++                                     2.85         05/21/2008         123,527
    98,978   SLM CORPORATION++                                                       2.73         05/12/2008          98,927
   514,686   SOLITAIRE FUNDING LLC++                                                 2.82         05/06/2008         514,485
   247,445   STANFIELD VICTORIA FUNDING LLC ++ +/-@@(A)(i)                           5.47         02/15/2008         220,622
   153,416   STANFIELD VICTORIA FUNDING LLC ++ +/-@@(A)(i)                           5.27         04/03/2008         136,786
    98,978   SWEDBANK MORTGAGE AB                                                    2.95         05/27/2008          98,768
   173,212   THAMES ASSET GLOBAL SECURITIZATION #1
             INCORPORATED++                                                          2.85         05/09/2008         173,102
   225,660   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      3.00         05/15/2008         225,397
   123,723   TULIP FUNDING CORPORATION++                                             2.88         05/30/2008         123,437
   742,336   UBS FINANCE (DELAWARE) LLC                                              2.76         05/08/2008         741,938
   123,723   UNICREDITO ITALIANO BANK (IRELAND) ++ +/-                               2.74         10/14/2008         123,646
   123,723   UNICREDITO ITALIANO BANK (IRELAND) SERIES                               2.76         10/08/2008         123,657
   212,803   VICTORIA FINANCE LLC ++ +/- @@ (a)(i)                                   2.60         07/28/2008         189,735
   123,723   VICTORIA FINANCE LLC ++ +/- @@ (a)(i)                                   2.84         08/07/2008         110,311
   247,445   WHITE PINE FINANCE LLC ++ +/- @@ (a)(i)                                 5.43         02/22/2008         226,907
   346,423   WINDMILL FUNDING CORPORATION++ 2.88 05/05/2008                                                          346,313
                                                                                                                  17,669,033
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,080,355)                                                        18,772,928
                                                                                                                ------------

                    Wells Fargo Advantage Specialty Funds 13

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED FINANCIAL SERVICES FUND

  SHARES                               SECURITY NAME                                                                VALUE
----------   ----------------------------------------------------------------                                   ------------
SHORT-TERM INVESTMENTS: 0.69%

 1,340,293   Wells Fargo Advantage Money Market Trust~++                                                        $  1,340,293
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,340,293)                                                                     1,340,293
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $195,827,434)*                                                               109.80%                      $213,708,406
Other Assets and Liabilities, Net                                                   (9.80)                       (19,067,792)
                                                                                   ------                       ------------
TOTAL NET ASSETS                                                                   100.00%                      $194,640,614
                                                                                   ------                       ------------

----------
<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144 or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $1,340,293.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

   The accompanying notes are an integral part of these financial statements.

                    14 Wells Fargo Advantage Specialty Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED TECHNOLOGY FUND

  SHARES                                                SECURITY NAME                                               VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 90.52%
BUSINESS SERVICES: 30.65%
   219,947   ACTIVISION INCORPORATED+                                                                            $ 5,949,566
    11,960   BAIDU.COM INCORPORATED ADR+<<                                                                         4,372,576
   130,225   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   4,199,756
    20,946   CTRIP.COM INTERNATIONAL ADR                                                                           1,299,909
   105,065   EBAY INCORPORATED+                                                                                    3,287,484
    65,980   ELECTRONIC ARTS INCORPORATED+                                                                         3,395,991
    76,470   FOCUS MEDIA HOLDING LIMITED+<<                                                                        2,820,978
    20,285   GOOGLE INCORPORATED CLASS A+                                                                         11,649,473
   113,776   JUNIPER NETWORKS INCORPORATED+                                                                        3,142,493
     8,633   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+<<                                                           172,228
   150,775   MCAFEE INCORPORATED+                                                                                  5,013,269
   273,745   MICROSOFT CORPORATION                                                                                 7,807,207
   250,333   ORACLE CORPORATION+                                                                                   5,219,443
   154,921   SALESFORCE.COM INCORPORATED+<<                                                                       10,337,878
   106,355   YAHOO! INCORPORATED+                                                                                  2,915,191
                                                                                                                  71,583,442
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 0.94%
    19,210   MONSANTO COMPANY                                                                                      2,190,324
                                                                                                                ------------
COMMUNICATIONS: 4.46%
    74,055   AMERICAN TOWER CORPORATION CLASS A+                                                                   3,215,468
    94,725   COMCAST CORPORATION CLASS A                                                                           1,946,599
     4,115   TELEFONICA SA ADR<<                                                                                     355,454
   739,044   TENCENT HOLDINGS LIMITED                                                                              4,902,841
                                                                                                                  10,420,362
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES: 3.44%
    24,585   FIRST SOLAR INCORPORATED+                                                                             7,178,574
    11,820   RENEWABLE ENERGY CORPORATION AS+                                                                        404,719
     5,160   SUNPOWER CORPORATION+<<                                                                                 450,313
                                                                                                                   8,033,606
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 26.64%
   195,030   ABB LIMITED                                                                                           5,993,104
    69,800   ANALOG DEVICES INCORPORATED<<                                                                         2,248,258
    44,895   ASML HOLDING NV<<                                                                                     1,273,222
   500,428   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                          289,691
   337,090   CISCO SYSTEMS INCORPORATED+                                                                           8,642,988
    25,825   DOLBY LABORATORIES INCORPORATED CLASS A+                                                              1,036,874
   431,700   INTEL CORPORATION                                                                                     9,609,642
    55,735   INTERSIL CORPORATION CLASS A                                                                          1,489,239
     8,815   LG ELECTRONICS INCORPORATED                                                                           1,375,901
    43,085   LINEAR TECHNOLOGY CORPORATION<<                                                                       1,506,252
    35,440   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               2,231,657
    59,190   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   2,175,233
    61,650   NETAPP INCORPORATED+                                                                                  1,491,930
    98,685   NVIDIA CORPORATION+                                                                                   2,027,977
   158,225   ON SEMICONDUCTOR CORPORATION+<<                                                                       1,181,941
   296,930   QUALCOMM INCORPORATED                                                                                12,824,407
     8,766   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                   6,216,153
    54,405   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                  611,512
                                                                                                                  62,225,981
                                                                                                                ------------

                    Wells Fargo Advantage Specialty Funds 15

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED TECHNOLOGY FUND

  SHARES                                                SECURITY NAME                                               VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 21.77%
    88,940   APPLE INCORPORATED+                                                                                $ 15,471,113
   330,290   EMC CORPORATION                                                                                       5,086,466
    20,285   GAMESTOP CORPORATION CLASS A+                                                                         1,116,486
   130,584   HEWLETT-PACKARD COMPANY                                                                               6,052,568
     2,265   HIGH TECH COMPUTER CORPORATION(I)                                                                       227,633
   106,785   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          12,888,950
    69,480   RESEARCH IN MOTION LIMITED+                                                                           8,450,852
   114,829   RIVERBED TECHNOLOGY INCORPORATED+                                                                     1,569,712
                                                                                                                  50,863,780
                                                                                                                ------------
OIL & GAS EXTRACTION: 0.28%
     4,330   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                  543,025
     1,385   WEATHERFORD INTERNATIONAL LIMITED+                                                                      111,728
                                                                                                                     654,753
                                                                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.34%
   205,035   CORNING INCORPORATED                                                                                  5,476,486
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $199,520,205)                                                                          211,448,734
                                                                                                                ------------
Rights: 0.00%
    30,500   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                              0
             TOTAL RIGHTS (COST $0)                                                                                        0
COLLATERAL FOR SECURITIES LENDING: 5.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.30%
   100,322   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                             100,322
   122,682   BLACKROCKTEMP FUND #24 MONEY MARKET FUND                                                                122,682
   259,963   DAILY ASSETS FUND INSTITUTIONAL                                                                         259,963
   215,671   DREYFUS CASH MANAGEMENT FUND                                                                            215,671
                                                                                                                     698,638
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
----------                                                                      -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.79%
$  115,887   ALPINE SECURITIZATION CORPORATION++                                     2.78%        05/07/2008         115,833
    39,918   AMSTEL FUNDING CORPORATION                                              2.93         05/20/2008          39,857
   125,283   AMSTEL FUNDING CORPORATION++                                            3.05         05/22/2008         125,061
    93,962   AMSTERDAM FUNDING CORPORATION++                                         2.85         05/05/2008          93,933
    74,230   APRECO LLC++                                                            2.94         05/28/2008          74,068
   262,782   ASPEN FUNDING CORPORATION++                                             3.05         05/01/2008         262,782
    62,642   ATLANTIC ASSET SECURITIZATION CORPORATION                               2.87         05/13/2008          62,582
    78,302   BANCO SANTANDER TOTTA LOAN+++/-                                         2.73         10/15/2008          78,232
   214,338   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $214,350)                                               2.00         05/01/2008         214,338
   239,034   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $239,050)                                               2.47         05/01/2008         239,034
    78,302   BANK OF                                                                 3.06         10/14/2008          78,261
   125,283   BANK OF SCOTLAND PLC                                                    2.80         05/29/2008         125,011
   840,754   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $840,801)                                                         2.00         05/01/2008         840,754
    62,642   BRYANT BANK FUNDING LLC++                                               2.89         05/27/2008          62,511
    64,349   CANCARA ASSET SECURITIZATION LIMITED++                                  2.96         05/28/2008          64,206

                    16 Wells Fargo Advantage Specialty Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED TECHNOLOGY FUND

 PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   62,642   CHARIOT FUNDING LLC++                                                   2.70%        05/14/2008    $     62,581
    62,642   CHARIOT FUNDING LLC++                                                   2.76         05/29/2008          62,508
   166,138   CHEYNE FINANCE LLC+++/-(A)@@(I)                                         6.40         02/25/2008         119,620
   127,774   CHEYNE FINANCE LLC+++/-(A)@@(I)                                         6.48         05/19/2008          91,997
    39,918   CIESCO LLC++                                                            2.90         05/21/2008          39,857
    92,396   CITIBANK OMNI MASTER TRUST++                                            3.16         05/30/2008          92,162
   313,521   CLIPPER RECEIVABLES CORPORATION                                         3.02         05/01/2008         313,521
   234,906   CULLINAN FINANCE CORPORATION+++/-                                       2.51         08/04/2008         234,380
   840,754   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $840,801)                                               2.00         05/01/2008         840,754
   125,283   ERASMUS CAPITAL CORPORATION++                                           2.96         05/22/2008         125,068
   219,872   FAIRWAY FINANCE CORPORATION++                                           2.90         05/05/2008         219,801
    62,642   FALCON ASSET SECURITIZATION CORPORATION++                               2.71         05/12/2008          62,590
    62,642   FALCON ASSET SECURITIZATION CORPORATION++                               2.76         05/28/2008          62,512
   313,208   FIVE FINANCE INCORPORATED+++/-                                          2.66         07/09/2008         312,048
   250,567   GALLEON CAPITAL LLC++                                                   2.90         05/21/2008         250,163
   259,650   GEMINI SECURITIZATION INCORPORATED++                                    2.90         05/06/2008         259,545
   313,208   GRAMPIAN FUNDING LIMITED++                                              2.84         05/19/2008         312,763
   203,585   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                        2.79         10/16/2008         203,585
   140,944   JUPITER SECURITIZATION CORPORATION++                                    2.71         05/09/2008         140,859
   225,961   KITTY HAWK FUNDING CORPORATION++                                        2.80         05/06/2008         225,873
   156,604   LIBERTY STREET FUNDING CORPORATION++                                    2.95         05/01/2008         156,604
   156,604   LINKS FINANCE LLC+++/-                                                  2.52         08/15/2008         155,789
   250,567   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $250,584)                                2.40         05/01/2008         250,567
    65,908   MONT BLANC CAPITAL CORPORATION++                                        2.80         05/16/2008          65,832
    62,642   MONT BLANC CAPITAL CORPORATION++                                        2.96         05/27/2008          62,510
    14,486   MORGAN STANLEY+/-                                                       2.84         10/15/2008          14,474
   141,993   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $142,001)                                               2.00         05/01/2008         141,993
   286,585   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $286,604)                                               2.41         05/01/2008         286,585
   125,283   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               2.90         05/16/2008         125,133
   156,604   NORTHERN ROCK PLC+++/-                                                  2.79         10/03/2008         155,768
   144,076   OLD LINE FUNDING CORPORATION++                                          2.80         05/02/2008         144,065
    91,313   PARK AVENUE RECEIVABLES CORPORATION++                                   2.76         05/30/2008          91,110
   149,557   PICAROS FUNDING LLC++                                                   2.60         05/06/2008         149,503
    62,642   PRUDENTIAL PLC++                                                        2.88         05/28/2008          62,507
   250,567   RANGER FUNDING CORPORATION++                                            2.90         05/02/2008         250,546
   127,946   REGENCY MARKETS #1 LLC++                                                2.97         05/20/2008         127,745
   125,283   SCALDIS CAPITAL LIMITED++                                               2.99         05/23/2008         125,055
    43,849   SHEFFIELD RECEIVABLES CORPORATION++                                     2.72         05/07/2008          43,829
    78,302   SHEFFIELD RECEIVABLES CORPORATION++                                     2.85         05/21/2008          78,178
    62,642   SLM CORPORATION+++/-                                                    2.73         05/12/2008          62,609
   325,737   SOLITAIRE FUNDING LLC++                                                 2.82         05/06/2008         325,609
   156,604   STANFIELD VICTORIA FUNDING LLC+++/-(A)@@(I)                             5.47         02/15/2008         139,628
    97,095   STANFIELD VICTORIA FUNDING LLC+++/-(A)@@(I)                             5.27         04/03/2008          86,569
    62,642   SWEDBANK MORTGAGE AB                                                    2.95         05/27/2008          62,509

                    Wells Fargo Advantage Specialty Funds 17

              Portfolio of Investments--April 30, 2008 (Unaudited)


SPECIALIZED TECHNOLOGY FUND

 PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$109,623     THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.85%        05/09/2008    $    109,553
 142,817     THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      3.00         05/15/2008         142,650
 78,302      TULIP FUNDING CORPORATION++                                             2.88         05/30/2008          78,121
 469,812     UBS FINANCE (DELAWARE) LLC                                              2.76         05/08/2008         469,561
 78,302      UNICREDITO ITALIANO BANK IRELAND+++/-                                   2.74         10/14/2008          78,254
 78,302      UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      2.76         10/08/2008          78,260
 134,680     VICTORIA FINANCE LLC+++/-(A)@@(I)                                       2.60         07/28/2008         120,080
 78,302      VICTORIA FINANCE LLC+++/-(A)@@(I)                                       2.84         08/07/2008          69,814
 156,604     WHITE PINE FINANCE LLC+++/-(A)@@(I)                                     5.43         02/22/2008         143,606
 219,246     WINDMILL FUNDING CORPORATION++                                          2.88         05/05/2008         219,177
                                                                                                                  11,182,443
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,111,735)                                                        11,881,081
                                                                                                                ------------

  SHARES
----------
SHORT-TERM INVESTMENTS: 6.59%
MUTUAL FUNDS: 6.59%
   15,391,249  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        15,391,249
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,391,249)                                                                   15,391,249
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $227,023,189)*                                                               102.20%                      $238,721,064
OTHER ASSETS AND LIABILITIES, NET                                                   (2.20)                        (5,147,885)
                                                                                   ------                       ------------
TOTAL NET ASSETS                                                                   100.00%                      $233,573,179
                                                                                   ------                       ------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $15,391,249.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                    18 Wells Fargo Advantage Specialty Funds

        Statements of Assets and Liabilities--April 30, 2008 (Unaudited)


                                                                                        Specialized
                                                                                         Financial     Specialized
                                                                                         Services       Technology
                                                                                           Fund            Fund
                                                                                       ------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ................   $193,595,185   $ 211,448,734
      Collateral received for securities loaned (Note 2) ...........................     18,772,928      11,881,081
      Investments in affiliates ....................................................      1,340,293      15,391,249
                                                                                       ------------   -------------
   Total investments at market value (see cost below) ..............................    213,708,406     238,721,064
                                                                                       ------------   -------------
   Cash ............................................................................         50,000          50,000
   Receivable for Fund shares issued ...............................................         16,000         290,957
   Receivable for investments sold .................................................              0      12,583,742
   Receivables for dividends and interest ..........................................        238,021          81,282
                                                                                       ------------   -------------
Total assets .......................................................................    214,012,427     251,727,045
                                                                                       ------------   -------------
LIABILITIES
   Payable for Fund shares redeemed ................................................         51,979          64,953
   Payable for investments purchased ...............................................              0       5,662,086
   Payable to investment advisor and affiliates (Note 3) ...........................        161,076         244,232
   Payable upon receipt of securities loaned (Note 2) ..............................     19,080,355      12,111,735
   Accrued expenses and other liabilities ..........................................         78,403          70,860
                                                                                       ------------   -------------
Total liabilities ..................................................................     19,371,813      18,153,866
                                                                                       ------------   -------------
TOTAL NET ASSETS ...................................................................   $194,640,614   $ 233,573,179
                                                                                       ============   =============
NET ASSETS CONSIST OF
   Paid-in capital .................................................................   $180,382,074   $ 353,765,725
   Undistributed net investment income (loss) ......................................        301,947        (738,106)
   Undistributed net realized gain (loss) on investments ...........................     (3,924,379)   (131,150,628)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ..     17,880,972      11,696,188
                                                                                       ------------   -------------
TOTAL NET ASSETS ...................................................................   $194,640,614   $ 233,573,179
                                                                                       ============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ............................................................   $192,166,388   $ 145,169,806
   Shares outstanding - Class A ....................................................     70,000,453      21,922,513
   Net asset value per share - Class A .............................................   $       2.75   $        6.62
   Maximum offering price per share - Class A(2) ...................................   $       2.92   $        7.02
   Net assets - Class B ............................................................   $  1,725,120   $   7,738,452
   Shares outstanding - Class B ....................................................        630,058       1,238,687
   Net asset value and offering price per share - Class B ..........................   $       2.74   $        6.25
   Net assets - Class C ............................................................   $    749,106   $   5,688,470
   Shares outstanding - Class C ....................................................        275,814         912,284
   Net asset value and offering price per share - Class C ..........................   $       2.72   $        6.24
   Net assets - Class Z ............................................................             NA   $  74,976,451
   Shares outstanding - Class Z ....................................................             NA      11,376,799
   Net asset value and offering price per share - Class Z ..........................             NA   $        6.59
                                                                                       ------------   -------------
Investments at cost ................................................................   $195,827,434   $ 227,023,189
                                                                                       ------------   -------------
Securities on loan, at market value (Note 2) .......................................   $ 18,332,403   $  11,452,353
                                                                                       ------------   -------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 19

  Statements of Operations--For the Six Months Ended April 30, 2008 (Unaudited)


                                                                                        Specialized
                                                                                         Financial     Specialized
                                                                                         Services       Technology
                                                                                           Fund            Fund
                                                                                       ------------   -------------
INVESTMENT INCOME
   Dividends(1) ....................................................................   $  3,636,106    $    751,661
   Interest from affiliated securities .............................................         19,060         669,596
   Securities lending income, net ..................................................         45,545          95,247
                                                                                       ------------   -------------
Total investment income ............................................................      3,700,711       1,516,504
                                                                                       ------------   -------------
EXPENSES
   Advisory fees ...................................................................      1,051,341       1,283,292
   Administration fees
      Fund Level ...................................................................         55,334          61,109
      Class A ......................................................................        306,063         211,650
      Class B ......................................................................          2,753          14,644
      Class C ......................................................................          1,053           8,294
      Class Z ......................................................................             NA         166,918
   Custody fees ....................................................................         22,133          85,553
   Shareholder servicing fees (Note 3) .............................................        273,364         304,606
   Accounting fees .................................................................         19,331          23,293
   Distribution fees (Note 3)
      Class B ......................................................................          7,375          39,227
      Class C ......................................................................          2,821          22,218
   Professional fees ...............................................................         17,535          17,047
   Registration fees ...............................................................         16,398          23,091
   Shareholder reports .............................................................         29,896          29,095
   Trustees' fees ..................................................................          4,323           4,323
   Other fees and expenses .........................................................          7,148           7,133
                                                                                       ------------   -------------
Total expenses .....................................................................      1,816,868       2,301,493
                                                                                       ------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ....................................       (310,504)        (46,883)
   Net expenses ....................................................................      1,506,364       2,254,610
                                                                                       ------------   -------------
Net investment income (loss) .......................................................      2,194,347        (738,106)
                                                                                       ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .................     (2,525,480)      8,973,980
                                                                                       ------------   -------------
Net realized gain and loss from investments ........................................     (2,525,480)      8,973,980
                                                                                       ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .................    (56,636,229)    (53,198,832)
                                                                                       ------------   -------------
Net change in unrealized appreciation (depreciation) of investments ................    (56,636,229)    (53,198,832)
                                                                                       ------------   -------------
Net realized and unrealized gain (loss) on investments .............................    (59,161,709)    (44,224,852)
                                                                                       ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................   $(56,967,362)   $(44,962,958)
                                                                                       ============   =============
(1) Net of foreign withholding taxes of ............................................   $      4,089    $      2,636

The accompanying notes are an integral part of these financial statements.

                    20 Wells Fargo Advantage Specialty Funds

                       Statements of Changes in Net Assets


                                                                        SPECIALIZED FINANCIAL
                                                                            SERVICES FUND          SPECIALIZED TECHNOLOGY FUND
                                                                     ---------------------------   ---------------------------
                                                                        For the                       For the
                                                                      Six Months                    Six Months
                                                                         Ended         For the        Ended          For the
                                                                       April 30,     Year Ended      April 30,     Year Ended
                                                                          2008        October          2008          October
                                                                      (Unaudited)     31, 2007      (Unaudited)     31, 2007
                                                                     ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................   $290,537,750   $359,168,516   $279,136,367   $219,109,933
OPERATIONS
   Net investment income (loss) ..................................      2,194,347      4,387,235       (738,106)    (2,671,020)
   Net realized gain (loss) on investments .......................     (2,525,480)    24,858,386      8,973,980     41,386,887
   Net change in unrealized appreciation (depreciation)
      of investments .............................................    (56,636,229)   (29,107,441)   (53,198,832)    44,826,403
                                                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ..    (56,967,362)       138,180    (44,962,958)    83,542,270
                                                                     ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ....................................................     (1,879,235)    (4,273,019)             0              0
      Class B ....................................................         (9,323)       (15,821)             0              0
      Class C ....................................................         (3,842)        (5,381)             0              0
      Class Z ....................................................             NA             NA              0              0
   Net realized gain on sales of investments
      Class A ....................................................    (24,367,046)   (26,130,265)             0              0
      Class B ....................................................       (217,904)      (280,729)             0              0
      Class C ....................................................        (81,220)       (79,775)             0              0
      Class Z ....................................................             NA             NA              0              0
                                                                     ------------   ------------   ------------   ------------
Total distributions to shareholders ..............................    (26,558,570)   (30,784,990)             0              0
                                                                     ------------   ------------   ------------   ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................      3,300,838      3,779,443     58,079,957     55,109,038
   Reinvestment of distributions - Class A .......................     23,817,182     27,462,786              0              0
   Cost of shares redeemed - Class A .............................    (39,535,965)   (68,181,046)   (48,852,929)   (46,755,488)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class A ...............................    (12,417,945)   (36,938,817)     9,227,028      8,353,550
                                                                     ------------   ------------   ------------   ------------
   Proceeds from shares sold - Class B ...........................         69,780        160,967        312,827        653,805
   Reinvestment of distributions - Class B .......................        210,174        272,182              0              0
   Cost of shares redeemed - Class B .............................       (355,377)    (1,413,077)    (6,637,935)   (15,445,421)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class B ...............................        (75,423)      (979,928)    (6,325,108)   (14,791,616)
                                                                     ------------   ------------   ------------   ------------
   Proceeds from shares sold - Class C ...........................         68,455         32,339        758,699      1,082,804
   Reinvestment of distributions - Class C .......................         68,312         69,234              0              0
   Cost of shares redeemed - Class C .............................        (14,603)      (166,784)      (841,411)    (1,333,583)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class C ...............................        122,164        (65,211)       (82,712)      (250,779)
                                                                     ------------   ------------   ------------   ------------
   Proceeds from shares sold - Class Z ...........................             NA             NA      2,364,035      3,917,378
   Cost of shares redeemed - Class Z .............................             NA             NA     (5,783,473)   (20,744,369)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class Z ................................             NA             NA     (3,419,438)   (16,826,991)
                                                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from capital
   share transactions - Total ....................................    (12,371,204)   (37,983,956)      (600,230)   (23,515,836)
                                                                     ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ............................    (95,897,136)   (68,630,766)   (45,563,188)    60,026,434
                                                                     ============   ============   ============   ============
ENDING NET ASSETS ................................................   $194,640,614   $290,537,750   $233,573,179   $279,136,367
                                                                     ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 21

                       Statements of Changes in Net Assets


                                                                        SPECIALIZED FINANCIAL
                                                                            SERVICES FUND          SPECIALIZED TECHNOLOGY FUND
                                                                     ---------------------------   ---------------------------
                                                                        For the                       For the
                                                                      Six Months                    Six Months
                                                                         Ended         For the        Ended          For the
                                                                       April 30,     Year Ended      April 30,     Year Ended
                                                                          2008        October          2008          October
                                                                      (Unaudited)     31, 2007      (Unaudited)     31, 2007
                                                                     ------------   ------------   ------------   ------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................      1,132,951        928,142      8,382,950      8,103,064
   Shares issued in reinvestment of distributions - Class A ......      7,790,044      6,808,019              0              0
   Shares redeemed - Class A .....................................    (13,370,254)   (16,915,118)    (7,329,727)    (7,453,984)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in shares outstanding - Class A .......     (4,447,259)    (9,178,957)     1,053,223        649,080
                                                                     ------------   ------------   ------------   ------------
   Shares sold - Class B .........................................         22,013         39,304         46,255        108,610
   Shares issued in reinvestment of distributions - Class B ......         68,868         67,590              0              0
   Shares redeemed - Class B .....................................       (119,332)      (351,449)    (1,014,577)    (2,494,038)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in shares outstanding - Class B .......        (28,451)      (244,555)      (968,322)    (2,385,428)
                                                                     ------------   ------------   ------------   ------------
   Shares sold - Class C .........................................         23,612          8,068        116,936        166,576
   Shares issued in reinvestment of distributions - Class C ......         22,543         17,328              0              0
   Shares redeemed - Class C .....................................         (4,611)       (41,843)      (137,866)      (229,527)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in shares outstanding - Class C .......         41,544        (16,447)       (20,930)       (62,951)
                                                                     ------------   ------------   ------------   ------------
   Shares sold - Class Z .........................................             NA             NA        353,976        614,249
   Shares issued in reinvestment of distributions - Class Z ......             NA             NA              0              0
   Shares redeemed - Class Z .....................................             NA             NA       (848,464)    (3,424,708)
                                                                     ------------   ------------   ------------   ------------
   Net increase (decrease) in shares outstanding - Class Z .......             NA             NA       (494,488)    (2,810,459)
                                                                     ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
      FROM CAPITAL SHARE TRANSACTIONS ............................   $ (4,434,166)  $ (9,439,959)  $   (430,517)  $ (4,609,758)
                                                                     ============   ============   ============   ============
Ending balance of undistributed net investment income (loss) .....        301,947              0       (738,106)             0
                                                                     ------------   ------------   ------------   ------------

The accompanying notes are an integral part of these financial statements.

                    22 Wells Fargo Advantage Specialty Funds

                              Financial Highlights


                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net      Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share      Income (Loss)   on Investments      Income       Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
SPECIALIZED FINANCIAL SERVICES FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited)...     $3.86          0.03            (0.77)          (0.03)          (0.34)
November 1, 2006 to October 31, 2007 ............     $4.24          0.05            (0.06)          (0.05)          (0.32)
November 1, 2005 to October 31, 2006 ............     $3.80          0.05             0.61           (0.05)          (0.17)
October 1, 2005(4) to October 31, 2005 ..........     $3.70          0.00             0.10            0.00            0.00
October 1, 2004 to September 30, 2005 ...........     $3.83          0.04             0.16           (0.04)          (0.29)
October 1, 2003 to September 30, 2004 ...........     $4.26          0.03             0.42           (0.03)          (0.85)
October 1, 2002(6) to September 30, 2003 ........     $3.71          0.03             0.56           (0.04)           0.00
Class B
November 1, 2007 to April 30, 2008 (Unaudited)...     $3.85          0.02            (0.78)          (0.01)          (0.34)
November 1, 2006 to October 31, 2007 ............     $4.23          0.02            (0.06)          (0.02)          (0.32)
November 1, 2005 to October 31, 2006 ............     $3.79          0.00             0.62           (0.01)          (0.17)
October 1, 2005(4) to October 31, 2005 ..........     $3.69          0.00             0.10            0.00            0.00
October 1, 2004 to September 30, 2005 ...........     $3.82          0.01             0.16           (0.01)          (0.29)
October 1, 2003 to September 30, 2004 ...........     $4.25         (0.01)            0.43            0.00           (0.85)
October 1, 2002(6) to September 30, 2003 ........     $3.71          0.00             0.56           (0.02)           0.00
Class C
November 1, 2007 to April 30, 2008 (Unaudited)...     $3.82          0.02            (0.77)          (0.01)          (0.34)
November 1, 2006 to October 31, 2007 ............     $4.20          0.02            (0.06)          (0.02)          (0.32)
November 1, 2005 to October 31, 2006 ............     $3.77          0.01             0.61           (0.02)          (0.17)
October 1, 2005(4) to October 31, 2005 ..........     $3.67          0.00             0.10            0.00            0.00
October 1, 2004 to September 30, 2005 ...........     $3.80          0.01             0.16           (0.01)          (0.29)
October 1, 2003 to September 30, 2004 ...........     $4.23         (0.00)            0.42            0.00           (0.85)
October 1, 2002(6) to September 30, 2003 ........     $3.69          0.00             0.56           (0.02)           0.00
SPECIALIZED TECHNOLOGY FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited)...     $7.83         (0.02)(7)        (1.19)           0.00            0.00
November 1, 2006 to October 31, 2007 ............     $5.45         (0.07)(7)         2.45            0.00            0.00
November 1, 2005 to October 31, 2006 ............     $5.20         (0.07)            0.32            0.00            0.00
October 1, 2005(4) to October 31, 2005 ..........     $5.21         (0.01)            0.00            0.00            0.00
October 1, 2004 to September 30, 2005 ...........     $4.13         (0.07)            1.15            0.00            0.00
October 1, 2003 to September 30, 2004 ...........     $3.93         (0.07)            0.27            0.00            0.00
October 1, 2002 to September 30, 2003 ...........     $2.23          0.02             1.68            0.00            0.00
Class B
November 1, 2007 to April 30, 2008 (Unaudited)...     $7.42         (0.04)(7)        (1.13)           0.00            0.00
November 1, 2006 to October 31, 2007 ............     $5.20         (0.10)(7)         2.32            0.00            0.00
November 1, 2005 to October 31, 2006 ............     $5.00         (0.14)            0.34            0.00            0.00
October 1, 2005(4) to October 31, 2005 ..........     $5.02         (0.01)           (0.01)           0.00            0.00
October 1, 2004 to September 30, 2005 ...........     $4.01         (0.12)            1.13            0.00            0.00
October 1, 2003 to September 30, 2004 ...........     $3.85         (0.10)            0.26            0.00            0.00
October 1, 2002 to September 30, 2003 ...........     $2.19         (0.06)            1.72            0.00            0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4)  The Fund changed its fiscal year end from September 30 to October 31.

(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio Turnover rates presented for periods of less than one year are not annualized.

(6)  The Fund changed its fiscal year end from December 31 to September 30.

(7)  Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 23

                              Financial Highlights


                                                                        Ending       Ratio to Average Net Assets (Annualized)(1)
                                                    Distributions in   Net Asset   -----------------------------------------------
                                                       Excess of       Value Per   Net Investment     Gross    Expenses      Net
                                                     Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses
                                                    ----------------   ---------   --------------   --------   --------   --------
SPECIALIZED FINANCIAL SERVICES FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited)...          0.00          $2.75          1.99%         1.63%     (0.28)%     1.35%
November 1, 2006 to October 31, 2007 ............          0.00          $3.86          1.31%         1.59%     (0.24)%     1.35%
November 1, 2005 to October 31, 2006 ............          0.00          $4.24          1.17%         1.58%     (0.23)%     1.35%
October 1, 2005(4) to October 31, 2005 ..........          0.00          $3.80         (0.07)%        1.58%     (0.23)%     1.35%
October 1, 2004 to September 30, 2005 ...........          0.00          $3.70          1.15%         1.58%     (0.23)%     1.35%
October 1, 2003 to September 30, 2004 ...........          0.00          $3.83          0.71%         1.60%     (0.25)%     1.35%
October 1, 2002(6) to September 30, 2003 ........          0.00          $4.26          0.82%         1.59%     (0.24)%     1.35%
Class B
November 1, 2007 to April 30, 2008 (Unaudited)...          0.00          $2.74          1.24%         2.38%     (0.28)%     2.10%
November 1, 2006 to October 31, 2007 ............          0.00          $3.85          0.56%         2.34%     (0.24)%     2.10%
November 1, 2005 to October 31, 2006 ............          0.00          $4.23          0.45%         2.33%     (0.23)%     2.10%
October 1, 2005(4) to October 31, 2005 ..........          0.00          $3.79         (0.81)%        2.33%     (0.23)%     2.10%
October 1, 2004 to September 30, 2005 ...........          0.00          $3.69          0.40%         2.33%     (0.23)%     2.10%
October 1, 2003 to September 30, 2004 ...........          0.00          $3.82         (0.02)%        2.35%     (0.25)%     2.10%
October 1, 2002(6) to September 30, 2003 ........          0.00          $4.25          0.07%         2.45%     (0.35)%     2.10%
Class C
November 1, 2007 to April 30, 2008 (Unaudited)...          0.00          $2.72          1.23%         2.36%     (0.26)%     2.10%
November 1, 2006 to October 31, 2007 ............          0.00          $3.82          0.56%         2.34%     (0.24)%     2.10%
November 1, 2005 to October 31, 2006 ............          0.00          $4.20          0.42%         2.33%     (0.23)%     2.10%
October 1, 2005(4) to October 31, 2005 ..........          0.00          $3.77         (0.82)%        2.33%     (0.23)%     2.10%
October 1, 2004 to September 30, 2005 ...........          0.00          $3.67          0.40%         2.33%     (0.23)%     2.10%
October 1, 2003 to September 30, 2004 ...........          0.00          $3.80         (0.04)%        2.35%     (0.25)%     2.10%
October 1, 2002(6) to September 30, 2003 ........          0.00          $4.23          0.07%         2.55%     (0.45)%     2.10%
SPECIALIZED TECHNOLOGY FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited)...          0.00          $6.62         (0.50)%        1.79%     (0.04)%     1.75%
November 1, 2006 to October 31, 2007 ............          0.00          $7.83         (1.05)%        1.79%     (0.04)%     1.75%
November 1, 2005 to October 31, 2006 ............          0.00          $5.45         (1.13)%        1.83%     (0.08)%     1.75%
October 1, 2005(4) to October 31, 2005 ..........          0.00          $5.20         (1.30)%        1.78%     (0.03)%     1.75%
October 1, 2004 to September 30, 2005 ...........          0.00          $5.21         (1.33)%        1.80%     (0.05)%     1.75%
October 1, 2003 to September 30, 2004 ...........          0.00          $4.13         (1.44)%        1.80%     (0.05)%     1.75%
October 1, 2002 to September 30, 2003 ...........          0.00          $3.93         (1.45)%        1.98%     (0.23)%     1.75%
Class B
November 1, 2007 to April 30, 2008 (Unaudited)...          0.00          $6.25         (1.24)%        2.53%     (0.03)%     2.50%
November 1, 2006 to October 31, 2007 ............          0.00          $7.42         (1.79)%        2.54%     (0.04)%     2.50%
November 1, 2005 to October 31, 2006 ............          0.00          $5.20         (1.89)%        2.58%     (0.08)%     2.50%
October 1, 2005(4) to October 31, 2005 ..........          0.00          $5.00         (2.05)%        2.53%     (0.03)%     2.50%
October 1, 2004 to September 30, 2005 ...........          0.00          $5.02         (2.09)%        2.55%     (0.05)%     2.50%
October 1, 2003 to September 30, 2004 ...........          0.00          $4.01         (2.19)%        2.55%     (0.05)%     2.50%
October 1, 2002 to September 30, 2003 ...........          0.00          $3.85         (2.10)%        3.08%     (0.58)%     2.50%

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                    Return(2)    Rate(5)    (000's omitted)
                                                    ---------   ---------   ---------------
SPECIALIZED FINANCIAL SERVICES FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited)...     (20.15)%       2%         $192,166
November 1, 2006 to October 31, 2007 ............      (0.49)%      12%         $287,109
November 1, 2005 to October 31, 2006 ............      17.83%       21%         $354,300
October 1, 2005(4) to October 31, 2005 ..........       2.70%        1%         $369,400
October 1, 2004 to September 30, 2005 ...........       5.34%       49%         $369,432
October 1, 2003 to September 30, 2004 ...........      11.11%      221%         $481,182
October 1, 2002(6) to September 30, 2003 ........      16.12%      356%         $512,466
Class B
November 1, 2007 to April 30, 2008 (Unaudited)...     (20.51)%       2%         $  1,725
November 1, 2006 to October 31, 2007 ............      (1.27)%      12%         $  2,533
November 1, 2005 to October 31, 2006 ............      16.96%       21%         $  3,816
October 1, 2005(4) to October 31, 2005 ..........       2.71%        1%         $  5,113
October 1, 2004 to September 30, 2005 ...........       4.32%       49%         $  5,220
October 1, 2003 to September 30, 2004 ...........      10.41%      221%         $ 10,612
October 1, 2002(6) to September 30, 2003 ........      15.21%      356%         $ 20,465
Class C
November 1, 2007 to April 30, 2008 (Unaudited)...     (20.40)%       2%         $    749
November 1, 2006 to October 31, 2007 ............      (1.25)%      12%         $    895
November 1, 2005 to October 31, 2006 ............      16.79%       21%         $  1,053
October 1, 2005(4) to October 31, 2005 ..........       2.72%        1%         $  1,202
October 1, 2004 to September 30, 2005 ...........       4.46%       49%         $  1,189
October 1, 2003 to September 30, 2004 ...........      10.45%      221%         $  1,857
October 1, 2002(6) to September 30, 2003 ........      15.30%      356%         $  1,937
SPECIALIZED TECHNOLOGY FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited)...     (15.45)%     112%         $145,170
November 1, 2006 to October 31, 2007 ............       43.67%     178%         $163,333
November 1, 2005 to October 31, 2006 ............       4.81%      279%         $110,207
October 1, 2005(4) to October 31, 2005 ..........      (0.19)%      29%         $114,262
October 1, 2004 to September 30, 2005 ...........      26.15%      270%         $114,233
October 1, 2003 to September 30, 2004 ...........       5.09%      262%         $104,033
October 1, 2002 to September 30, 2003 ...........      76.23%      276%         $110,730
Class B
November 1, 2007 to April 30, 2008 (Unaudited)...     (15.77)%     112%         $  7,738
November 1, 2006 to October 31, 2007 ............      42.69%      178%         $ 16,366
November 1, 2005 to October 31, 2006 ............       4.00%      279%         $ 23,903
October 1, 2005(4) to October 31, 2005 ..........      (0.40)%      29%         $ 28,680
October 1, 2004 to September 30, 2005 ...........      25.19%      270%         $ 29,180
October 1, 2003 to September 30, 2004 ...........       4.16%      262%         $ 28,648
October 1, 2002 to September 30, 2003 ...........      75.80%      276%         $ 31,758

                    24 Wells Fargo Advantage Specialty Funds

                              Financial Highlights


                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized     from Net       Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment        from Net
                                                     Share     Income (Loss)   on Investments      Income       Realized Gains
                                                   ---------   -------------   --------------   -------------   --------------
SPECIALIZED TECHNOLOGY FUND (continued)
Class C
November 1, 2007 to April 30, 2008 (Unaudited)..     $7.40        (0.04)(7)        (1.12)            0.00            0.00
November 1, 2006 to October 31, 2007 ...........     $5.19        (0.11)(7)         2.32             0.00            0.00
November 1, 2005 to October 31, 2006 ...........     $4.99        (0.12)            0.32             0.00            0.00
October 1, 2005(4) to October 31, 2005 .........     $5.01        (0.01)           (0.01)            0.00            0.00
October 1, 2004 to September 30, 2005 ..........     $4.00        (0.13)            1.14             0.00            0.00
October 1, 2003 to September 30, 2004 ..........     $3.84        (0.10)            0.26             0.00            0.00
October 1, 2002 to September 30, 2003 ..........     $2.19        (0.06)            1.71             0.00            0.00
Class Z
November 1, 2007 to April 30, 2008 (Unaudited)       $7.79        (0.02)(7)        (1.18)            0.00            0.00
November 1, 2006 to October 31, 2007 ...........     $5.44        (0.07)(7)         2.42             0.00            0.00
November 1, 2005 to October 31, 2006 ...........     $5.20        (0.08)            0.32             0.00            0.00
October 1, 2005(4) to October 31, 2005 .........     $5.21        (0.01)            0.00             0.00            0.00
April 11, 2005(3) to September 30, 2005 ........     $4.57        (0.03)            0.67             0.00            0.00

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 25

                              Financial Highlights


                                                                       Ending       Ratio to Average Net Assets (Annualized)(1)
                                                   Distributions in   Net Asset   -----------------------------------------------
                                                      Excess of       Value Per   Net Investment     Gross    Expenses      Net
                                                    Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses
                                                   ----------------   ---------   --------------   --------   --------   --------
SPECIALIZED TECHNOLOGY FUND (continued)
Class C
November 1, 2007 to April 30, 2008 (Unaudited)..         0.00           $6.24         (1.27)%        2.52%     (0.02)%     2.50%
November 1, 2006 to October 31, 2007 ...........         0.00           $7.40         (1.81)%        2.54%     (0.04)%     2.50%
November 1, 2005 to October 31, 2006 ...........         0.00           $5.19         (1.88)%        2.58%     (0.08)%     2.50%
October 1, 2005(4) to October 31, 2005 .........         0.00           $4.99         (2.05)%        2.53%     (0.03)%     2.50%
October 1, 2004 to September 30, 2005 ..........         0.00           $5.01         (2.09)%        2.55%     (0.05)%     2.50%
October 1, 2003 to September 30, 2004 ..........         0.00           $4.00         (2.19)%        2.54%     (0.04)%     2.50%
October 1, 2002 to September 30, 2003 ..........         0.00           $3.84         (2.10)%        2.91%     (0.41)%     2.50%
Class Z
November 1, 2007 to April 30, 2008 (Unaudited)           0.00           $6.59         (0.66)%        1.94%     (0.05)%     1.89%
November 1, 2006 to October 31, 2007 ...........         0.00           $7.79         (1.20)%        1.96%     (0.06)%     1.90%
November 1, 2005 to October 31, 2006 ...........         0.00           $5.44         (1.30)%        2.00%     (0.10)%     1.90%
October 1, 2005(4) to October 31, 2005 .........         0.00           $5.20         (1.45)%        1.95%     (0.05)%     1.90%
April 11, 2005(3) to September 30, 2005 ........         0.00           $5.21         (1.37)%        1.95%     (0.05)%     1.90%

                                                               Portfolio    Net Assets at
                                                     Total      Turnover    End of Period
                                                   Return(2)    Rate(5)    (000's omitted)
                                                   ---------   ---------   ---------------
SPECIALIZED TECHNOLOGY FUND (continued)
Class C
November 1, 2007 to April 30, 2008 (Unaudited)..    (15.68)%      112%          $5,688
November 1, 2006 to October 31, 2007 ...........     42.58%       178%          $6,907
November 1, 2005 to October 31, 2006 ...........      4.01%       279%          $5,173
October 1, 2005(4) to October 31, 2005 .........     (0.40)%       29%          $5,711
October 1, 2004 to September 30, 2005 ..........     25.25%       270%          $5,707
October 1, 2003 to September 30, 2004 ..........      4.17%       262%          $5,789
October 1, 2002 to September 30, 2003 ..........     75.34%       276%          $7,076
Class Z
November 1, 2007 to April 30, 2008 (Unaudited)      (15.40)%      112%          $74,976
November 1, 2006 to October 31, 2007 ...........     43.20%       178%          $92,530
November 1, 2005 to October 31, 2006 ...........      4.62%       279%          $79,827
October 1, 2005(4) to October 31, 2005 .........     (0.19)%       29%          $91,285
April 11, 2005(3) to September 30, 2005 ........     14.00%       270%          $92,233

                    26 Wells Fargo Advantage Specialty Funds

                          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Specialized Financial Services Fund and Specialized Technology Fund.

Specialized Financial Services Fund is a diversified series of the Trust. The Specialized Technology Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

                    Wells Fargo Advantage Specialty Funds 27

                         Notes to Financial Statements


Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income of the Specialized Financial Services Fund, if any, is declared and distributed quarterly. Net investment income of the Specialized Technology Fund, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                    28 Wells Fargo Advantage Specialty Funds

                         Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: September 30, 2004; September 30, 2005; October 31, 2005; October 31, 2006; October 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2007, the Funds' prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                 Capital Loss
FUND                          Expiration Year   Carryforwards
----                          ---------------   -------------
SPECIALIZED TECHNOLOGY FUND        2008          $80,936,817
                                   2009           49,851,486
                                   2010            7,752,951
                                   2011              445,585

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At April 30, 2008 the Funds did not hold any forward foreign currency contracts.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2008, the Funds did not hold any open futures contracts.

INVESTMENTS SOLD SHORT

The Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines

                    Wells Fargo Advantage Specialty Funds 29

                         Notes to Financial Statements


between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Dividends declared on securities sold short are recorded as an expense on the exdividend date and paid to the counterparty on the dividend pay date. Securities sold short at April 30, 2008, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short. For the six-month period ended April 30, 2008, there were no securities sold short.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For the six-month period ended April 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at April 30, 2008, are shown on the Statements of Assets and Liabilities.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values. The Funds did not hold any written options during the period ended April 30, 2008.

                    30 Wells Fargo Advantage Specialty Funds

                         Notes to Financial Statements


STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of April 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                       Defaulted SIVs
FUND                                  ($Market Value)   % of Net Assets
----                                  ---------------   ---------------
SPECIALIZED FINANCIAL SERVICES FUND      $1,218,730          0.63%
SPECIALIZED TECHNOLOGY FUND                 771,314          0.33%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                            Advisory                                          Subadvisory
                                                          Fees (% of                                          Fees (% of
                                        Average Daily    Average Daily                    Average Daily      Average Daily
FUND                                     Net Assets       Net Assets)     Subadviser        Net Assets        Net Assets)
----                                 ------------------  -------------  --------------  -------------------  -------------
SPECIALIZED FINANCIAL SERVICES FUND  First $500 million      0.950      Wells Capital   First $100 million       0.450
                                      Next $500 million      0.900        Management     Next $100 million       0.400
                                        Next $2 billion      0.850       Incorporated    Over $200 million       0.300
                                        Next $2 billion      0.825
                                        Over $5 billion      0.800
SPECIALIZED TECHNOLOGY FUND          First $500 million      1.050        RCM Capital     First$50 million       1.000
                                      Next $500 million      1.000      Management LLC     Next$50 million       0.700
                                        Next $2 billion      0.950                       Over $100 million       0.550
                                        Next $2 billion      0.925
                                        Over $5 billion      0.900

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                    Wells Fargo Advantage Specialty Funds 31

                         Notes to Financial Statements


                                Administration Fees
               Average Daily      (% of Average
                Net Assets       Daily Net Assets)
             ----------------   -------------------
Fund Level   First $5 billion           0.05
              Next $5 billion           0.04
             Over $10 billion           0.03
Class A      All asset levels           0.28
Class B      All asset levels           0.28
Class C      All asset levels           0.28
Class Z      All asset levels           0.40

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                        % of Average
FUND                                  Daily Net Assets
----                                  ----------------
SPECIALIZED FINANCIAL SERVICES FUND         0.02
SPECIALIZED TECHNOLOGY FUND                 0.07

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                       % of Average
SHARE CLASS                          Daily Net Assets
-----------                          ----------------
Class A, Class B, Class C, Class Z         0.25

For the period ended April 30, 2008, shareholder servicing fees paid were as follows:

FUND                                   Class A   Class B   Class C   Class Z
----                                  --------   -------   -------   -------
SPECIALIZED FINANCIAL SERVICES FUND   $270,258   $ 2,384    $  722        NA
SPECIALIZED TECHNOLOGY FUND            188,973    12,913     6,872   $95,848

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended April 30, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

                    32 Wells Fargo Advantage Specialty Funds

                         Notes to Financial Statements


WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended April 30, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended April 30, 2008 were as follows:

                                           Net Operating Expense Ratios
                                      -------------------------------------
FUND                                  Class A   Class B   Class C   Class Z
----                                  -------   -------   -------   -------
SPECIALIZED FINANCIAL SERVICES FUND    1.35%     2.10%     2.10%       NA
SPECIALIZED TECHNOLOGY FUND            1.75%     2.50%     2.50%     1.87%(1)

(1) Effective February 29, 2008, the net operating expense ratio for the Specialized Technology Fund Class Z decreased from 1.90% to 1.87%. The weighted blended net operating expense ratio for the six-month period ended April 30, 2008 for the Specialized Technology Fund Class Z was 1.89%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended April 30, 2008, were as follows:

FUND                                  Purchases at Cost   Sales Proceeds
----                                  -----------------   --------------
SPECIALIZED FINANCIAL SERVICES FUND      $  4,953,256      $ 41,414,814
SPECIALIZED TECHNOLOGY FUND               242,645,815       250,749,231

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended April 30, 2008, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                    Wells Fargo Advantage Specialty Funds 33

                         Notes to Financial Statements


In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133."FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of April 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

8. SUBSEQUENT EVENT

At its November 7, 2007 regular quarterly meeting, the Board unanimously approved a set of initiatives designed to streamline the WELLS FARGO ADVANTAGE FUNDS and standardize shares classes across the fund family.

The Board also approved modifying certain share class names and features. Class Z shares of the Specialized Technology Fund will be renamed Investor Class shares and will be modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. This share class modification is expected to take place by the end of the third quarter 2008. Additional information was provided to shareholders approximately 60 days in advance of the modifications.

                    34 Wells Fargo Advantage Specialty Funds

                               Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                      Position Held and
Name and Age          Length of Service(2)     Principal Occupations During Past Five Years                    Other Directorships
--------------------  -----------------------  --------------------------------------------------------------  -------------------
Thomas S. Goho        Trustee, since 1987      Co-Director for the Calloway School of Stephens University of   None
65                                             Wake Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of
                                               Business and Accountancy, from 2006-2007 and Associate
                                               Professor of Finance from 1999-2005.

Peter G. Gordon       Trustee, since 1998;     Chairman, CEO and Co-Founder of Crystal Geyser Water Company    None
65                    Chairman, since 2005     and President of Crystal Geyser Roxane Water Company.
                      (Lead Trustee since 2001)

Olivia S. Mitchell    Trustee, since 2006      Professor of Insurance and Risk Management, Wharton School,     None
55                                             University of Pennsylvania. Director of the Boettner Center on
                                               Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                               National Bureau of Economic Research.

Timothy J. Penny      Trustee, since 1996      President and CEO of Southern Minnesota Initiative Foundation,  None
56                                             a non-profit organization since 2007 and Senior Fellow at the
                                               Humphrey Institute Policy Forum at the University of Minnesota
                                               since 1995.

Donald C. Willeke     Trustee, since 1996      Principal of the law firm of Willeke & Daniels.                 None
67

                    Wells Fargo Advantage Specialty Funds 35

                               Other Information


INTERESTED TRUSTEE(3)

                      Position Held and
Name and Age          Length of Service(2)  Principal Occupations During Past Five Years                       Other Directorships
--------------------  --------------------  -----------------------------------------------------------------  -------------------
J. Tucker Morse       Trustee, since 1987   Private Investor/Real Estate Developer. Prior thereto, Chairman    None
63                                          of Whitepoint Capital, LLC until 2004.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)   Principal Occupations During Past Five Years                       Other Directorships
--------------------  ---------------------  -----------------------------------------------------------------  -------------------
Karla M. Rabusch      President, since 2003  Executive Vice President of Wells Fargo Bank, N.A. and             None
49                                           President of Wells Fargo Funds Management, LLC since 2003. Senior
                                             Vice President and Chief Administrative Officer of Wells Fargo
                                             Funds Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since 2000; Senior Vice President and Secretary of Wells Fargo Funds           None
47                    Chief Legal Counsel,   Management, LLC since 2001. Vice President and Managing Senior
                      since 2003             Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt  Treasurer, since 2007  Vice President and Manager of Fund Accounting, Reporting and       None
48                                           Tax for Wells Fargo Funds Management, LLC since 2007. Director of Fund Administration and SEC Reporting for TIAA-CREF from 2005 to 2007. Chief Operating Officer for UMB Fund Services, Inc.
                                             from 2004 to 2005. Controller for Sungard Transaction Networks
                                             from 2002 to 2004.

Debra Ann Early       Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management, LLC      None
43                    Officer, since 2007    since 2007. Chief Compliance Officer of Parnassus Investments
                                             from 2005 to 2007. Chief Financial Officer of Parnassus
                                             Investments from 2004 to 2007 and Senior Audit Manager of
                                             PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of April 30, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

                    36 Wells Fargo Advantage Specialty Funds

                               Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

SPECIALIZED FINANCIAL SERVICES FUND AND SPECIALIZED TECHNOLOGY FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Specialized Financial Services Fund and Specialized Technology Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Specialized Financial Services Fund; and (iii) an investment sub-advisory agreement with RCM Capital Management ("RCM") for the Specialized Technology Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and RCM (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to it in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

                    Wells Fargo Advantage Specialty Funds 37

                               Other Information


Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of each Fund's Universe for all time periods.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios for each Fund were equal to or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board also noted Funds Management's recommendation to reduce the net operating expense ratio for a share class of the Specialized Technology Fund.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce administration fees for a share class of the Specialized Technology Fund in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 Board meetings. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Specialized Financial Services Fund was not a material factor in determining whether to renew the agreement. The Board did not consider separate profitability information with respect to RCM, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to RCM had been negotiated by Funds Management on an arm's length basis and that RCM's profitability from its relationship with the Specialized Technology Fund was not a material factor in determining whether to renew the agreement.

                    38 Wells Fargo Advantage Specialty Funds

                               Other Information


ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                    Wells Fargo Advantage Specialty Funds 39

                             List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDO         -- Collateralized Debt Obligation
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
ECFA        -- Educational & Cultural Facilities Authority
EDFA        -- Economic Development Finance Authority
ETET        -- Eagle Tax-Exempt Trust
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHAG        -- Federal Housing Agency
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HCFR        -- Healthcare Facilities Revenue
HEFA        -- Health & Educational Facilities Authority
HEFAR       -- Higher Education Facilities Authority Revenue
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDAG        -- Industrial Development Agency
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MTN         -- Medium Term Note
MUD         -- Municipal Utility District
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PFFA        -- Public Facilities Financing Authority
plc         -- Public Limited Company
PSFG        -- Public School Fund Guaranty
R&D         -- Research & Development
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
REITS       -- Real Estate Investment Trusts
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
XLCA        -- XL Capital Assurance

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

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

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

(WELLS FARGO LOGO)
ADVANTAGE FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                             110490 06-08
                                                             SASFLD/SAR113 04-08

                                                              (WELLS FARGO LOGO)
                                                               ADVANTAGE FUNDS

(GRAPHIC)
Semi-Annual Report
April 30, 2008

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

-    WELLS FARGO ADVANTAGE COMMON STOCK FUND

-    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

-    WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

CONTENTS


LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
C&B Mid Cap Value Fund ....................................................    4
Common Stock Fund .........................................................    6
Mid Cap Growth Fund .......................................................    8
Small Cap Growth Fund .....................................................   10
Small Cap Opportunities Fund ..............................................   12
Small Cap Value Fund ......................................................   14
FUND EXPENSES .............................................................   16
PORTFOLIO OF INVESTMENTS
C&B Mid Cap Value Fund ....................................................   19
Common Stock Fund .........................................................   23
Mid Cap Growth Fund .......................................................   29
Small Cap Growth Fund .....................................................   35
Small Cap Opportunities Fund ..............................................   41
Small Cap Value Fund ......................................................   48
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   56
Statements of Operations ..................................................   58
Statements of Changes in Net Assets .......................................   60
Financial Highlights ......................................................   68
NOTES TO FINANCIAL STATEMENTS .............................................   76
OTHER INFORMATION .........................................................   87
LIST OF ABBREVIATIONS .....................................................   92

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF APRIL 30, 2008.

EQUITY FUNDS
Asia Pacific Fund                        Equity Value Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Growth and Income Fund                            Overseas Fund
C&B Mid Cap Value Fund                   Growth Fund                                       Small Cap Disciplined Fund
Capital Growth Fund                      Growth Equity Fund                                Small Cap Growth Fund
Common Stock Fund                        Index Fund                                        Small Cap Opportunities Fund
Discovery Fund                           International Core Fund                           Small Cap Value Fund
Diversified Equity Fund                  International Equity Fund                         Small Company Growth Fund
Diversified Small Cap Fund               International Value Fund                          Small Company Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund             Large Cap Growth Fund                             Specialized Financial Services Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Large Company Value Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Disciplined Fund                          Value Fund
Equity Index Fund                        Mid Cap Growth Fund

BOND FUNDS
California Limited-Term Tax-Free Fund    Inflation-Protected Bond Fund                     Short-Term High Yield Bond Fund
California Tax-Free Fund                 Intermediate Government Income Fund(1)            Short-Term Municipal Bond Fund
Colorado Tax-Free Fund                   Intermediate Tax-Free Fund                        Stable Income Fund
Corporate Bond Fund                      Minnesota Tax-Free Fund                           Strategic Income Fund
Diversified Bond Fund                    Municipal Bond Fund                               Total Return Bond Fund
Government Securities Fund(1)            National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
High Income Fund                         National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Yield Bond Fund                     Short Duration Government Bond Fund(1)            Ultra-Short Duration Bond Fund
Income Plus Fund                         Short-Term Bond Fund                              Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund(2)
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund(2)
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund(2)
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund(2)
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund(2)
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund(2)
Life Stage-Aggressive Portfolio          Target Today Fund(2)                              Target 2050 Fund(2)
Life Stage-Conservative Portfolio        Target 2010 Fund(2)
Life Stage-Moderate Portfolio            Target 2015 Fund(2)

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)       Heritage Money Market Fund                        National Tax-Free Money Market Fund
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       National Tax-Free Money Market Trust
California Tax-Free Money Market Trust   Money Market Fund                                 Overland Express Sweep Fund
Cash Investment Money Market Fund        Money Market Trust                                Prime Investment Money Market Fund
Government Money Market Fund(1)          Municipal Money Market Fund                       Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

             2 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Letter to Shareholders


(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH
President
WELLS FORGO ADVANTAGE FUNDS

FALLING PRICES OF NEW AND EXISTING HOMES ESPECIALLY AFFECTED SUBPRIME BORROWERS WHO FALTERED WHEN EASY ACCESS TO CREDIT ALL BUT DISAPPEARED FOR THEM AND MARKET-VALUE EQUITY ON THEIR HOMES DECLINED.

DEAR VALUED SHAREHOLDER,

We're pleased to offer you this semi-annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds that covers the six-month period that ended April 30, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS.

First, the Fed lowered the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points (100 basis points equals 1.00%), with the latest rate cut during the period occurring on April 30. Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And third, it agreed to make the discount window available to nonbank dealers and to lend to banks for longer-than-normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET.

During the six-month period, the Lehman Brothers U.S. Treasury Index1 returned 5.87%, compared to 4.08% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index(2). Corporate and high-yield bonds trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

----------
(1) Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury. Includes only notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. You cannot invest directly in an index.

(2) The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 3

                             Letter to Shareholders


THE STOCK MARKET STRUGGLED IN MOST AREAS.

The S&P 500 Index declined 9.64% for the six-month period. Within the S&P 500 Index, value stocks underperformed growth stocks, largely because of continued weakness in financials as the credit fallout from the housing crisis continued to work its way through the system. The S&P Financial Index (3) declined 20.03% for the period. Small cap stocks underperformed large caps, in part because investors tend to prefer better-established companies during uncertain periods. Both small caps and large caps underperformed mid cap stocks, which pair some of the higher growth rates of small caps with some of the financial stability of large caps. Energy stocks were one of the few bright spots in the market, as oil prices continued to rise.

PLANNING AHEAD.

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Advantage Funds

ENERGY STOCKS WERE ONE OF THE FEW BRIGHT SPOTS IN THE MARKET, AS OIL PRICES CONTINUED TO RISE.

THE CONTINUED UNCERTAINTY SURROUNDING THE HOUSING MARKET, LIQUIDITY, AND INFLATION SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

----------
(3) The S&P Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. You cannot invest directly in an index.

             4 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (THE FUND) SEEKS MAXIMUM LONG-TERM TOTAL RETURN (CURRENT INCOME AND CAPITAL APPRECIATION), CONSISTENT WITH MINIMIZING RISK TO PRINCIPAL.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

February 18, 1998

SECTOR DISTRIBUTION1
(AS OF APRIL 30, 2008)

                                  (PIE CHART)

Consumer Staples          (6%)
Consumer Discretionary   (22%)
Financials               (18%)
Information Technology   (18%)
Industrials              (17%)
Health Care              (10%)
Materials                 (9%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Corinthian Colleges Incorporated                  4.58%
Family Dollar Stores Incorporated                 4.39%
Diebold Incorporated                              4.26%
International Flavors & Fragrances Incorporated   3.87%
Pilgrims Pride Corporation                        3.66%
Harte-Hanks Incorporated                          3.55%
Dover Corporation                                 3.52%
Briggs & Stratton Corporation                     3.49%
Alpharma Incorporated                             3.41%
Quest Diagnostics Incorporated                    3.36%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 5

                             Performance Highlights


                        WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                          Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                  -------------------------------------   -------------------------------------   -----------------
C&B MID CAP FUND                  6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
-------------------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (CBMAX)                    (19.66)    (25.37)   9.21      9.36     (14.76)    (20.82)   10.50    10.01      1.36%     1.40%
Class B (CBMBX)**                  (20.08)    (26.40)   9.42      9.20     (15.08)    (21.40)    9.70     9.20      2.11%     2.15%
Class C (CBMCX)                    (16.03)    (22.39)   9.71      9.21     (15.03)    (21.39)    9.71     9.21      2.11%     2.15%
Class D (CBMDX)                                                            (14.72)    (20.73)   10.61    10.07      1.36%     1.25%
Administrator Class (CBMIX)                                                (14.67)    (20.63)   10.70    10.11      1.18%     1.15%
Institutional Class (CBMSX)                                                (14.56)    (20.43)   10.91    10.21      0.91%     0.90%
BENCHMARK
   Russell Midcap(R) Value
   Index(6)                                                                 (9.20)    (11.65)   16.44     8.86

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. CLASS D, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A, Class B, Class C, Institutional Class and Administrative Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Class A, Class B, and Class C shares reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown for the Administrator Class and the Institutional Class shares prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. Class D shares incepted on February 18, 1998.Performance shown prior to July 27, 2004 for the Class D shares reflects the performance of the unnamed share class of the predecessor fund.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

             6 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE COMMON STOCK FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE COMMON STOCK FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION
December 29, 1989

SECTOR DISTRIBUTION1
(AS OF APRIL 30, 2008)

                                  (PIE CHART)

Consumer Discretionary              (20%)
Consumer Staples                     (5%)
Energy                              (13%)
Financials                          (11%)
Health Care                         (11%)
Industrials                         (12%)
Information Technology              (19%)
Materials                            (7%)
Telecommunication Services           (2%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Apache Corporation                  2.48%
EOG Resources Incorporated          2.40%
Cameron International Corporation   1.97%
Republic Services Incorporated      1.96%
Smith International Incorporated    1.92%
Noble Corporation                   1.83%
Ret Hat Incorporated                1.68%
Gatx Corporation                    1.66%
Forest Oil Corporation              1.59%
Marshall Ilsley Corporation         1.58%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 7

                             Performance Highlights


                             WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2008)

                                         Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                   ----------------------------------  ----------------------------------  ----------------
COMMON STOCK FUND                  6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
---------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SCSAX)                     (12.24)   (6.77)   13.36    7.33     (6.89)   (1.09)   14.72    7.96     1.39%    1.31%
Class B (SCSKX)**                   (12.27)   (6.83)   13.60    7.42     (7.27)   (1.83)   13.84    7.42     2.14%    2.06%
Class C (STSAX)                      (8.28)   (2.88)   13.83    7.25     (7.28)   (1.88)   13.83    7.25     2.14%    2.06%
Class Z (STCSX)                                                          (6.88)   (1.05)   14.84    8.19     1.56%    1.29%
BENCHMARK
   Russell 2500(TM) Index(6)                                            (10.90)   (8.84)   14.91    7.42

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A, Class B and Class C shares incepted on November 30, 2000. Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Common Stock Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Class Z shares incepted on December 29, 1989. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2500 Index measures performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

             8 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION
December 30, 1994

SECTOR DISTRIBUTION1
(AS OF APRIL 30, 2008)

                                   (PIE CHART)

Consumer Discretionary              (16%)
Energy                               (6%)
Financials                           (4%)
Health Care                         (19%)
Industrials                         (23%)
Information Technology              (24%)
Materials                            (2%)
Telecommunication Services           (6%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

NII Holdings Incorporated           4.23%
VistaPrint Limited                  3.78%
Textron Incorporated                3.29%
ITT Corporation                     2.41%
Teletech Holdings Incorporated      2.38%
Gardner Denver Incorporated         2.37%
PMC - Sierrra Incorporated          2.28%
Microsemi Corporation               2.16%
FTI Consulting Incorporated         2.03%
Range Resources Corporation         1.93%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 9

                             Performance Highlights


                           WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                          Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                  -------------------------------------   -------------------------------------   -----------------
MID CAP GROWTH FUND               6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
--------------------------------  ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WFMCX)                    (16.40)    (3.82)    14.54     4.23     (11.30)      2.05    15.91     4.85      1.42%     1.40%
Class B (WFMBX)**                  (16.70)    (3.84)    14.82     4.07     (11.70)      1.16    15.05     4.07      2.17%     2.15%
Class C (WFMHX)                    (12.71)     0.32     15.02     4.05     (11.71)      1.32    15.02     4.05      2.17%     2.15%
Class Z (WFMZX)                                                            (11.36)      1.91    15.73     4.70      1.59%     1.49%
Administrator Class (WMCGX)                                                (11.30)      2.05    15.91     4.85      1.23%     1.15%
Institutional Class (WFMGX)                                                (11.30)      2.05    15.91     4.85      0.97%     0.90%
BENCHMARK
   Russell Midcap Growth Index(6)                                           (8.44)     (1.93)   15.29     5.75

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z, ADMINISTRATOR CLASS, AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A shares incepted on December 30, 1994. Class B and C shares incepted on June 9, 2003. Performance of the Class B and Class C shares shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Class Z shares incepted on April 11, 2005. Performance of the Class Z shares shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses. Administrator Class shares incepted on March 31, 2008. Performance shown for the Administrator Class shares reflects the performance of the Class A shares and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on March 31, 2008. Performance shown for the Institutional Class shares reflects the performance of the Class A shares and includes sales charges and expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4) For classes A, B, C, and Z, reflects the gross expense ratio as stated in the March 1, 2008, prospectus. For the Administrator and Institutional classes, this is the first fiscal year. These gross expense ratios as stated in the April 1, 2008, prospectus are based on estimates for the current fiscal year.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Index. You cannot invest directly in an Index.

             10 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTEMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION
July 13, 1990

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                   (PIE CHART)

Consumer Discretionary              (13%)
Energy                               (2%)
Financials                           (5%)
Health Care                         (17%)
Industrials                         (24%)
Information Technology              (36%)
Telecommunication Services           (3%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

VistaPrint Limited                  3.42%
Skillsoft plc ADR                   2.92%
InVentiv Health Incorporated        2.76%
Sciele Pharma Incorporated          2.38%
Resources Connection Incorporated   2.38%
Gardner Denver Incorporated         2.27%
Teletech Holdings Incorporated      2.24%
PMC Enterprises Incorporated        2.19%
Sykes Enterprises Incorporated      2.17%
Microsemi Corporation               2.07%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 11

                             Performance Highlights


                         WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                         Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                   ----------------------------------  ----------------------------------  ----------------
SMALL CAP GROWTH FUND              6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
---------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (MNSCX)                     (22.09)    (9.95)  14.11    2.25    (17.34)   (4.45)   15.47    2.86     1.51%    1.40%
Class B (WMNBX)**                   (22.61)   (10.18)  14.37    2.09    (17.61)   (5.18)   14.61    2.09     2.26%    2.15%
Class C (WMNCX)                     (18.58)    (6.17)  14.64    2.10    (17.58)   (5.17)   14.64    2.10     2.26%    2.15%
Class Z (WFSZX)                                                         (17.31)   (4.61)   15.29    2.69     1.68%    1.49%
Administrator Class (WMNIX)                                             (17.22)   (4.26)   15.69    2.95     1.33%    1.20%
Institutional Class (WFSIX)                                             (17.07)   (4.00)   15.91    3.05     1.06%    0.90%
BENCHMARK
   Russell 2000(R) Growth Index(6)                                      (14.14)   (6.70)   13.33    2.20

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A shares incepted on July 13, 1990. Class B and Class C shares incepted on June 9, 2003. Performance shown for Class B and Class C shares prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on April 11, 2005. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown for the Administrator Class shares prior to the inception of the Administrator Class shares reflects the performance of the Class A shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges, If it did include Class A sales charges, returns would be lower. Institutional Class shares incepted on April 11, 2005. Performance shown for the Institutional Class shares prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Institutional Class shares prior to June 9, 2003 for the Institutional Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Class Z shares incepted April 11, 2005. Performance shown for the Class Z shares prior to April 11, 2005 reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index

             12 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Schroder Investment Management North America Inc.

PORTFOLIO MANAGER
Jenny B. Jones

FUND INCEPTION
August 1, 1993

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)


                                  (PIE CHART)

Consumer Discretionary                      (11%)
Consumer Staples                             (1%)
Energy                                      (11%)
Financials                                  (13%)
Health Care                                 (13%)
Industrials                                 (15%)
Information Technology                      (26%)
Materials                                    (5%)
Telecommunication Services                   (2%)
Utilities                                    (3%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

St Mary Land & Exploration Company          2.38%
Dresser Rand Group Incorporated             2.31%
Scientific Games Corporation Class A        2.23%
Reinsurance Group of America Incorporated   1.88%
Valueclick Incorporated                     1.68%
Galleon Energy Incorporated Class A         1.64%
Bank of Hawaii Corporation                  1.63%
Carbo Ceramics Incorporated                 1.56%
GEO Group Incorporated                      1.51%
Westamerica Bancorporation                  1.50%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 13

                             Performance Highlights


                  WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                                                         Expense Ratio
                                                                       -----------------
SMALL CAP OPPORTUNITIES FUND   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
----------------------------   ---------   ------   ------   -------   --------   ------
Administrator Class (NVSOX)      (7.83)      0.00    19.14    10.30      1.31%     1.20%
BENCHMARK
   Russell 2000 Index(6)        (12.92)    (10.96)   13.77     5.33

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

             14 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
I. Charles Rinaldi

FUND INCEPTION
December 31, 1997

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                   (PIECHART)

Energy                       (33%)
Materials                    (20%)
Industrials                  (12%)
Financials                   (10%)
Information Technology        (9%)
Consumer Discretionary        (7%)
Health Care                   (5%)
Consumer Staples              (3%)
Telecommunication Services    (1%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Randgold Resources Limited ADR                     5.73%
Range Resources Corporation                        5.24%
Goldcorp Incorporated                              3.99%
Chicago Bridge & Iron Company NV New York Shares   3.49%
Global Industries Limited                          3.04%
McMoran Exploration Company                        3.00%
Champion Enterprises Incorporated                  2.42%
Annaly Capital Management Incorporated             2.25%
Helmerich & Payne Incorporated                     2.21%
Intermec Incorporated                              2.21%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 15

                             Performance Highlights


                          WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                        Including Sales Charge             Excluding Sales Charge          Expense Ratio
                                ----------------------------------  -----------------------------------  ----------------
SMALL CAP VALUE FUND            6 Months*  1 Year  5 Year  10 Year  6 Months*   1 Year  5 Year  10 Year  Gross(4)  Net(5)
------------------------------  ---------  ------  ------  -------  ---------  -------  ------  -------  --------  ------
Class A (SMVAX)                  (14.53)   (6.51)   18.20   12.90     (9.32)    (0.82)   19.60   13.57     1.44%    1.44%
Class B (SMVBX)**                (14.65)   (6.57)   18.50   13.01     (9.65)    (1.57)   18.70   13.01     2.19%    2.19%
Class C (SMVCX)                  (10.66)   (2.57)   18.71   12.85     (9.66)    (1.57)   18.71   12.85     2.19%    2.19%
Class Z (SSMVX)                                                       (9.29)    (0.75)   19.74   13.77     1.61%    1.36%
Institutional Class (WFSVX)                                           (9.12)    (0.45)   19.82   13.81     0.99%    0.95%
BENCHMARK
   Russell 2000 Value Index(6)                                       (11.55)   (15.13)   14.08    7.74

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A, Class B, and Class C shares incepted on November 30, 2000. Performance shown prior to April 11, 2005 for the Class A, Class B, and Class C shares reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor Small Cap Value Fund, the predecessor fund, adjusted to reflect Class A, Class B, Class C sales charges, as applicable. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Class Z shares incepted on December 31, 1997. Performance shown for Class Z shares prior to April 11, 2005 reflects the performance of Class Z shares of the predecessor fund. Institutional Class shares incepted on July 31, 2007. Performance shown for the Institutional Class shares reflects the performance of the Class Z shares, and includes expenses that are not applicable to, and are higher than those of the Institutional Class shares. The Class Z shares annual returns are substantially similar to what the Institutional Class share returns would be because the Class Z shares and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

             16 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                 Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           Beginning        Ending       Expenses
                                                         Account Value  Account Value  Paid During    Net Annual
WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND               11-01-2007     04-30-2008    Period(1)   Expense Ratio
-------------------------------------------------------  -------------  -------------  -----------  -------------
CLASS A
   Actual                                                  $1,000.00      $  852.40       $ 6.45        1.40%
   Hypothetical (5% return before expenses)                $1,000.00      $1,017.90       $ 7.02        1.40%
CLASS B
   Actual                                                  $1,000.00      $  849.20       $ 9.89        2.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.17       $10.77        2.15%
CLASS C
   Actual                                                  $1,000.00      $  849.70       $ 9.89        2.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.17       $10.77        2.15%
CLASS D
   Actual                                                  $1,000.00      $  852.80       $ 5.80        1.25%
   Hypothetical (5% return before expenses)                $1,000.00      $1,018.60       $ 6.32        1.25%
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00      $  853.30       $ 5.30        1.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,019.14       $ 5.77        1.15%
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00      $  854.40       $ 4.15        0.90%
   Hypothetical (5% return before expenses)                $1,000.00      $1,020.39       $ 4.52        0.90%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 17

                                 Fund Expenses


                                                           Beginning        Ending       Expenses
                                                         Account Value  Account Value  Paid During    Net Annual
WELLS FARGO ADVANTAGE COMMON STOCK FUND                    11-01-2007     04-30-2008    Period(1)   Expense Ratio
-------------------------------------------------------  -------------  -------------  -----------  -------------
CLASS A
   Actual                                                  $1,000.00      $  931.10       $ 6.29        1.31%
   Hypothetical (5% return before expenses)                $1,000.00      $1,018.35       $ 6.57        1.31%
CLASS B
   Actual                                                  $1,000.00      $  927.30       $ 9.87        2.06%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.62       $10.32        2.06%
CLASS C
   Actual                                                  $1,000.00      $  927.30       $ 9.87        2.06%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.62       $10.32        2.06%
CLASS Z
   Actual                                                  $1,000.00      $  931.20       $ 6.19        1.29%
   Hypothetical (5% return before expenses)                $1,000.00      $1,018.45       $ 6.47        1.29%
WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
CLASS A
   Actual                                                  $1,000.00      $  887.00       $ 6.57        1.40%
   Hypothetical (5% return before expenses)                $1,000.00      $1,017.90       $ 7.02        1.40%
CLASS B
   Actual                                                  $1,000.00      $  883.00       $10.07        2.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.17       $10.77        2.15%
CLASS C
   Actual                                                  $1,000.00      $  882.90       $10.07        2.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.17       $10.77        2.15%
ADMINISTRATOR CLASS(2)
   Actual                                                  $1,000.00      $  887.00       $ 0.89        1.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,003.16       $ 0.94        1.15%
INSTITUTIONAL CLASS(2)
   Actual                                                  $1,000.00      $  887.00       $ 0.70        0.90%
   Hypothetical (5% return before expenses)                $1,000.00      $1,003.36       $ 0.74        0.90%
CLASS Z
   Actual                                                  $1,000.00      $  886.40       $ 7.22        1.54%
   Hypothetical (5% return before expenses)                $1,000.00      $1,017.17       $ 7.72        1.54%
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
CLASS A
   Actual                                                  $1,000.00      $  826.60       $ 6.36        1.40%
   Hypothetical (5% return before expenses)                $1,000.00      $1,017.90       $ 7.02        1.40%
CLASS B
   Actual                                                  $1,000.00      $  823.90       $ 9.75        2.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.17       $10.77        2.15%
CLASS C
   Actual                                                  $1,000.00      $  824.20       $ 9.75        2.15%
   Hypothetical (5% return before expenses)                $1,000.00      $1,014.17       $10.77        2.15%
CLASS Z
   Actual                                                  $1,000.00      $  826.90       $ 7.04        1.55%
   Hypothetical (5% return before expenses)                $1,000.00      $1,017.16       $ 7.77        1.55%
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00      $  827.80       $ 5.45        1.20%
   Hypothetical (5% return before expenses)                $1,000.00      $1,018.90       $ 6.02        1.20%

             18 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                  Fund Expenses


                                                           Beginning        Ending       Expenses
                                                         Account Value  Account Value  Paid During    Net Annual
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND(continued)     11-01-2007     04-30-2008    Period(1)   Expense Ratio
-------------------------------------------------------  -------------  -------------  -----------  -------------
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00      $  829.30       $ 4.09        0.90%
   Hypothetical (5% return before expenses)                $1,000.00      $1,020.39       $ 4.52        0.90%
WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00      $  921.70       $ 5.73        1.20%
   Hypothetical (5% return before expenses)                $1,000.00      $1,018.90       $ 6.02        1.20%
WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
CLASS A
   Actual                                                  $1,000.00      $  906.80       $ 6.83        1.44%
   Hypothetical (5% return before expenses)                $1,000.00      $1,017.70       $ 7.22        1.44%
CLASS B
   Actual                                                  $1,000.00      $  903.50       $10.36        2.19%
   Hypothetical (5% return before expenses)                $1,000.00      $1,013.97       $10.97        2.19%
CLASS C
   Actual                                                  $1,000.00      $  903.40       $10.36        2.19%
   Hypothetical (5% return before expenses)                $1,000.00      $1,013.97       $10.97        2.19%
CLASS Z
   Actual                                                  $1,000.00      $  907.10       $ 6.45        1.36%
   Hypothetical (5% return before expenses)                $1,000.00      $1,018.10       $ 6.82        1.36%
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00      $  908.80       $ 4.51        0.95%
   Hypothetical (5% return before expenses)                $1,000.00      $1,020.14       $ 4.77        0.95%

----------
(1) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2) This Class commenced operations on March 31, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period from March 31, 2008 to April 30, 2008).

             Wells Fargo Advantage Small and Mid Cap Stock Funds 19

              Portfolio of Investments--April 30, 2008 (Unaudited)


C&B MID CAP VALUE FUND

    SHARES   SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
COMMON STOCKS: 95.41%
AMUSEMENT & RECREATION SERVICES: 2.18%
   249,875   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                         $ 10,599,698
                                                                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.24%
   380,635   JONES APPAREL GROUP INCORPORATED                                                                      6,025,452
                                                                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.36%
    18,700   NVR INCORPORATED<<+                                                                                  11,472,450
                                                                                                                ------------
BUSINESS SERVICES: 5.43%
   607,375   IMS HEALTH INCORPORATED                                                                              15,032,531
   805,270   MONEYGRAM INTERNATIONAL INCORPORATED<<                                                                1,248,169
   580,697   PARAMETRIC TECHNOLOGY CORPORATION+                                                                   10,121,549
                                                                                                                  26,402,249
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 8.99%
   642,570   ALPHARMA INCORPORATED CLASS A<<+                                                                     15,813,648
   394,395   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      17,988,356
   453,555   VALSPAR CORPORATION                                                                                   9,969,139
                                                                                                                  43,771,143
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 1.61%
   161,415   CITY NATIONAL CORPORATION                                                                             7,831,856
                                                                                                                ------------
EDUCATIONAL SERVICES: 4.37%
 1,875,600   CORINTHIAN COLLEGES INCORPORATED<<+                                                                  21,288,060
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.54%
   442,005   CYMER INCORPORATED<<+                                                                                11,487,710
 1,297,490   FLEXTRONICS INTERNATIONAL LIMITED+                                                                   13,480,921
   413,575   MOLEX INCORPORATED                                                                                   11,737,259
                                                                                                                  36,705,890
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 3.49%
   703,510   PILGRIMS PRIDE CORPORATION<<                                                                         17,003,837
                                                                                                                ------------
FURNITURE & FIXTURES: 2.09%
   916,050   STEELCASE INCORPORATED                                                                               10,149,834
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 4.19%
   952,960   FAMILY DOLLAR STORES INCORPORATED                                                                    20,393,344
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.59%
 1,065,861   BRIGGS & STRATTON CORPORATION<<                                                                      16,222,404
   120,015   CARLISLE COMPANIES INCORPORATED                                                                       3,466,033
   504,665   DIEBOLD INCORPORATED                                                                                 19,782,868
   330,825   DOVER CORPORATION                                                                                    16,365,913
 2,010,755   ENTEGRIS INCORPORATED<<+                                                                             15,161,093
                                                                                                                  70,998,311
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE: 6.88%
   634,530   ARTHUR J. GALLAGHER & COMPANY<<                                                                      15,590,402
   219,240   UNUMPROVIDENT CORPORATION                                                                             5,088,560
   369,115   WILLIS GROUP HOLDINGS LIMITED                                                                        12,826,746
                                                                                                                  33,505,708
                                                                                                                ------------

             20 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


C&B MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
INSURANCE CARRIERS: 6.28%
   251,030   MBIA INCORPORATED<<                                                                                $  2,610,712
   129,860   RENAISSANCERE HOLDINGS LIMITED                                                                        6,679,998
   342,375   STEWART INFORMATION SERVICES CORPORATION<<                                                            8,384,764
    27,080   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                               12,892,788
                                                                                                                  30,568,262
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.21%
   311,235   QUEST DIAGNOSTICS INCORPORATED                                                                       15,617,772
                                                                                                                ------------
MISCELLANEOUS RETAIL: 3.62%
   506,915   OFFICE DEPOT INCORPORATED+                                                                            6,427,682
   539,425   ZALE CORPORATION<<+                                                                                  11,176,886
                                                                                                                  17,604,568
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.42%
   838,508   CAPITALSOURCE INCORPORATED<<                                                                         11,781,037
                                                                                                                ------------
PAPER & ALLIED PRODUCTS: 2.80%
   518,936   BEMIS COMPANY INCORPORATED<<                                                                         13,648,017
                                                                                                                ------------
PERSONAL SERVICES: 2.20%
   339,266   G & K SERVICES INCORPORATED CLASS A                                                                  10,697,057
                                                                                                                ------------
PRIMARY METAL INDUSTRIES: 1.71%
   186,350   HUBBELL INCORPORATED CLASS B                                                                          8,335,436
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.39%
 1,207,300   HARTE HANKS INCORPORATED<<                                                                           16,491,718
                                                                                                                ------------
TEXTILE MILL PRODUCTS: 2.50%
   335,750   ALBANY INTERNATIONAL CORPORATION CLASS A                                                             12,187,725
                                                                                                                ------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.32%
   457,110   HAIN CELESTIAL GROUP INCORPORATED<<+                                                                 11,281,474
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $551,471,132)                                                                          464,360,898
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 25.46%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.50%
 1,046,355   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                           1,046,355
 1,279,572   BLACKROCKTEMP FUND B #24 MONEY MARKET FUND                                                            1,279,572
 2,711,415   DAILY ASSETS FUND INSTITUTIONAL                                                                       2,711,415
 2,249,453   DREYFUS CASH MANAGEMENT FUND                                                                          2,249,453
                                                                                                                   7,286,795
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
----------                                                                      -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 23.96%
$1,208,703   ALPINE SECURITIZATION CORPORATION++                                    2.78%         05/07/2008       1,208,143
   416,349   AMSTEL FUNDING CORPORATION                                             2.93          05/20/2008         415,705
 1,306,706   AMSTEL FUNDING CORPORATION++                                           3.05          05/22/2008       1,304,389
   980,030   AMSTERDAM FUNDING CORPORATION++                                        2.85          05/05/2008         979,719
   774,223   APRECO LLC++                                                           2.94          05/28/2008         772,532
 2,740,816   ASPEN FUNDING CORPORATION++                                            3.05          05/01/2008       2,740,816
   653,353   ATLANTIC ASSET SECURITIZATION CORPORATION                              2.87          05/13/2008         652,728
   816,691   BANCO SANTANDER TOTTA LOAN+++/-                                        2.73          10/15/2008         815,959

             Wells Fargo Advantage Small and Mid Cap Stock Funds 21

              Portfolio of Investments--April 30, 2008 (Unaudited)


C&B MID CAP VALUE FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$2,235,546   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,235,670)                                            2.00%         05/01/2008    $  2,235,546
 2,493,130   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,493,301)                                            2.47          05/01/2008       2,493,130
   816,691   BANK OF IRELAND +++/-                                                  3.06          10/14/2008         816,267
 1,306,706   BANK OF SCOTLAND PLC                                                   2.80          05/29/2008       1,303,871
 8,769,076   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $8,769,563)                                                      2.00          05/01/2008       8,769,076
   653,353   BRYANT BANK FUNDING LLC++                                              2.89          05/27/2008         651,994
   671,157   CANCARA ASSET SECURITIZATION LIMITED++                                 2.96          05/28/2008         669,672
   653,353   CHARIOT FUNDING LLC++                                                  2.70          05/14/2008         652,716
   653,353   CHARIOT FUNDING LLC++                                                  2.76          05/29/2008         651,956
 1,732,825   CHEYNE FINANCE LLC+++/-(A)(I)@@                                        6.40          02/25/2008       1,247,634
 1,332,682   CHEYNE FINANCE LLC+++/-(A)(I)@@                                        6.48          05/19/2008         959,531
   416,349   CIESCO LLC++                                                           2.90          05/21/2008         415,713
   963,696   CITIBANK OMNI MASTER TRUST++                                           3.16          05/30/2008         961,250
 3,270,032   CLIPPER RECEIVABLES CORPORATION                                        3.02          05/01/2008       3,270,032
 2,450,074   CULLINAN FINANCE CORPORATION +++/-                                     2.51          08/04/2008       2,444,588
 8,769,076   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $8,769,563)                                            2.00          05/01/2008       8,769,076
 1,306,706   ERASMUS CAPITAL CORPORATION++                                          2.96          05/22/2008       1,304,458
 2,293,269   FAIRWAY FINANCE CORPORATION++                                          2.90          05/05/2008       2,292,530
   653,353   FALCON ASSET SECURITIZATION CORPORATION++                              2.71          05/12/2008         652,812
   653,353   FALCON ASSET SECURITIZATION CORPORATION++                              2.76          05/28/2008         652,006
 3,266,765   FIVE FINANCE INCORPORATED+++/-                                         2.66          07/09/2008       3,254,669
 2,613,412   GALLEON CAPITAL LLC++                                                  2.90          05/21/2008       2,609,202
 2,708,148   GEMINI SECURITIZATION INCORPORATED++                                   2.90          05/06/2008       2,707,058
 3,266,765   GRAMPIAN FUNDING LIMITED++                                             2.84          05/19/2008       3,262,127
 2,123,397   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                       2.79          10/16/2008       2,123,397
 1,470,044   JUPITER SECURITIZATION CORPORATION++                                   2.71          05/09/2008       1,469,159
 2,356,775   KITTY HAWK FUNDING CORPORATION++                                       2.80          05/06/2008       2,355,859
 1,633,383   LIBERTY STREET FUNDING CORPORATION++                                   2.95          05/01/2008       1,633,383
 1,633,383   LINKS FINANCE LLC +++/-                                                2.52          08/15/2008       1,624,878
 2,613,412   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,613,586)                             2.40          05/01/2008       2,613,412
   687,425   MONT BLANC CAPITAL CORPORATION++                                       2.80          05/16/2008         686,623
   653,353   MONT BLANC CAPITAL CORPORATION++                                       2.96          05/27/2008         651,985
   151,088   MORGAN STANLEY+/-                                                      2.84          10/15/2008         150,967
 1,480,988   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,481,070)                                            2.00          05/01/2008       1,480,988
 2,989,090   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,989,290)                                            2.41          05/01/2008       2,989,090
 1,306,706   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              2.90          05/16/2008       1,305,141
 1,633,383   NORTHERN ROCK PLC +++/-                                                2.79          10/03/2008       1,624,657
 1,502,712   OLD LINE FUNDING CORPORATION++                                         2.80          05/02/2008       1,502,595
   952,393   PARK AVENUE RECEIVABLES CORPORATION++                                  2.76          05/30/2008         950,283
 1,559,880   PICAROS FUNDING LLC++                                                  2.60          05/06/2008       1,559,317
   653,353   PRUDENTIAL PLC++                                                       2.88          05/28/2008         651,947
 2,613,412   RANGER FUNDING CORPORATION++                                           2.90          05/02/2008       2,613,202

             22 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


C&B MID CAP VALUE FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$1,334,474   REGENCY MARKETS #1 LLC++                                               2.97%         05/20/2008    $  1,332,382
 1,306,706   SCALDIS CAPITAL LIMITED++                                              2.99          05/23/2008       1,304,326
   457,347   SHEFFIELD RECEIVABLES CORPORATION++                                    2.72          05/07/2008         457,140
   816,691   SHEFFIELD RECEIVABLES CORPORATION++                                    2.85          05/21/2008         815,398
   653,353   SLM CORPORATION+++/-                                                   2.73          05/12/2008         653,016
 3,397,436   SOLITAIRE FUNDING LLC++                                                2.82          05/06/2008       3,396,105
 1,012,697   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                            5.27          04/03/2008         902,921
 1,633,383   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                            5.47          02/15/2008       1,456,324
   653,353   SWEDBANK MORTGAGE AB                                                   2.95          05/27/2008         651,966
 1,143,368   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   2.85          05/09/2008       1,142,644
 1,489,580   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     3.00          05/15/2008       1,487,842
   816,691   TULIP FUNDING CORPORATION++                                            2.88          05/30/2008         814,803
 4,900,148   UBS FINANCE (DELAWARE) LLC                                             2.76          05/08/2008       4,897,523
   816,691   UNICREDITO ITALIANO BANK (IRELAND) +++/-                               2.74          10/14/2008         816,185
   816,691   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +++/-                    2.76          10/08/2008         816,255
 1,404,709   VICTORIA FINANCE LLC+++/-(A)(I)@@                                      2.60          07/28/2008       1,252,439
   816,691   VICTORIA FINANCE LLC+++/-(A)(I)@@                                      2.84          08/07/2008         728,162
 1,633,383   WHITE PINE FINANCE LLC+++/-(A)(I)@@                                    5.43          02/22/2008       1,497,812
 2,286,736   WINDMILL FUNDING CORPORATION++                                         2.88          05/05/2008       2,286,004
                                                                                                                 116,633,035
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $125,662,384)                                                      123,919,830
                                                                                                                ------------

  SHARES
  ------
SHORT-TERM INVESTMENTS: 2.86%
13,913,831   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~##                                                          13,913,831
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,913,831)                                                                   13,913,831
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES

(COST $691,047,347)*              123.73%                                                                       $602,194,559
OTHER ASSETS AND LIABILITIES, NET (23.73)                                                                       (115,496,286)
                                  ------                                                                        ------------
TOTAL NET ASSETS                  100.00%                                                                       $486,698,273
                                  ------                                                                        ------------

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##   Security of an affiliate of the fund with a cost of $13,913,831.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 23

              Portfolio of Investments--April 30, 2008 (Unaudited)


COMMON STOCK FUND

    SHARES   SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
COMMON STOCKS: 83.57%
AMUSEMENT & RECREATION SERVICES: 1.28%
   315,000   International Speedway Corporation Class A                                                         $ 13,362,300
                                                                                                                ------------
APPAREL & ACCESSORY STORES: 2.50%
   290,000   Kohl's Corporation+<<                                                                                14,166,500
   335,000   Nordstrom Incorporated<<                                                                             11,812,100
                                                                                                                  25,978,600
                                                                                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.18%
   353,000   Advance Auto Parts Incorporated                                                                      12,242,040
                                                                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.22%
  185,000    Ryder System Incorporated                                                                            12,666,950
                                                                                                                ------------
BUSINESS SERVICES: 6.46%
   450,000   Amdocs Limited+                                                                                      14,121,000
   355,000   Citrix Systems Incorporated+                                                                         11,626,250
   805,000   Convergys Corporation+                                                                               12,654,600
   640,000   Eclipsys Corporation+<<                                                                              13,292,800
   755,000   Red Hat Incorporated+<<                                                                              15,530,350
                                                                                                                  67,225,000
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 3.99%
   440,000   Amylin Pharmaceuticals Incorporated+<<                                                               12,135,200
   255,000   Hospira Incorporated+<<                                                                              10,493,250
   295,000   International Flavors & Fragrances Incorporated                                                      13,454,950
   234,601   Nalco Holding Company                                                                                 5,393,477
                                                                                                                  41,476,877
                                                                                                                ------------
COMMUNICATIONS: 7.91%
   525,000   Cablevision Systems Corporation New York Group Class A+                                              12,075,000
   370,000   Clear Channel Communications Incorporated<<                                                          11,155,500
 1,005,000   Foundry Networks Incorporated+<<                                                                     12,793,650
   235,000   Liberty Media Corporation - Entertainment Class A+                                                    6,098,250
   820,000   Liberty Media Corporation Interactive Series A+                                                      12,406,600
   480,000   Neustar Incorporated Class A+<<                                                                      13,204,800
   740,000   Time Warner Telecom Incorporated+<<                                                                  14,504,000
                                                                                                                  82,237,800
                                                                                                                ------------
COMPUTER TECHNOLOGIES: 1.34%
   591,000   Metavante Technologies Incorporated+<<                                                               13,929,870
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 4.36%
   189,000   Citigroup Incorporated                                                                                4,776,030
   262,000   City National Corporation                                                                            12,712,240
    90,000   JPMorgan Chase & Company                                                                              4,288,500
   583,207   Marshall & Ilsley Corporation<<                                                                      14,568,511
   195,000   Zions Bancorporation                                                                                  9,038,250
                                                                                                                  45,383,531
                                                                                                                ------------
E-COMMERCE/SERVICES: 1.29%
   960,000   GSI Commerce Incorporated+<<                                                                         13,363,200
                                                                                                                ------------

             24 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


COMMON STOCK FUND

    SHARES   SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.74%
   570,000   Republic Services Incorporated                                                                     $ 18,120,300
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 3.88%
   670,000   ALTERA CORPORATION                                                                                   14,257,600
   440,000   ENERSYS+                                                                                             10,296,000
   526,000   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                   6,859,040
   442,000   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                  8,946,080
                                                                                                                  40,358,720
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.31%
   362,000   Accenture Limited Class A                                                                            13,593,100
                                                                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.33%
   515,000   CROWN HOLDINGS INCORPORATED+                                                                         13,822,600
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 1.18%
   203,300   GENERAL MILLS INCORPORATED                                                                           12,279,320
                                                                                                                ------------
FOOD STORES: 1.38%
   525,000   KROGER COMPANY<<                                                                                     14,306,250
                                                                                                                ------------
FURNITURE & FIXTURES: 1.13%
   505,000   HERMAN MILLER INCORPORATED                                                                           11,781,650
                                                                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.96%
   380,000   WILLIAMS-SONOMA INCORPORATED<<                                                                       10,032,000
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.92%
   370,000   CAMERON INTERNATIONAL CORPORATION+<<                                                                 18,215,100
   400,000   CARLISLE COMPANIES INCORPORATED                                                                      11,552,000
   285,000   DOVER CORPORATION                                                                                    14,098,950
   231,000   SMITH INTERNATIONAL INCORPORATED                                                                     17,673,810
                                                                                                                  61,539,860
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.24%
   370,000   WILLIS GROUP HOLDINGS LIMITED                                                                        12,857,500
                                                                                                                ------------
INSURANCE CARRIERS: 2.47%
   560,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                  13,820,800
   230,000   RENAISSANCERE HOLDINGS LIMITED                                                                       11,831,200
                                                                                                                  25,652,000
                                                                                                                ------------
LEATHER & LEATHER PRODUCTS: 0.70%
   205,000   COACH INCORPORATED+                                                                                   7,291,850
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 4.66%
   880,000   AFFYMETRIX INCORPORATED+<<                                                                            9,600,800
   965,000   BOSTON SCIENTIFIC CORPORATION+                                                                       12,863,450
   225,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                               13,020,750
   395,000   TRIMBLE NAVIGATION LIMITED+<<                                                                        12,952,050
                                                                                                                  48,437,050
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.10%
   245,000   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                               11,485,600
                                                                                                                ------------
METAL MINING: 1.03%
   276,000   BARRICK GOLD CORPORATION<<                                                                           10,659,120
                                                                                                                ------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 25

              Portfolio of Investments--April 30, 2008 (Unaudited)


COMMON STOCK FUND

    SHARES   SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
MISCELLANEOUS RETAIL: 0.67%
   173,000   CVS CAREMARK CORPORATION                                                                           $  6,984,010
                                                                                                                ------------
MOTION PICTURES: 1.32%
   492,000   TIME WARNER CABLE INCORPORATED+<<                                                                    13,776,000
                                                                                                                ------------
OIL & GAS EXTRACTION: 7.37%
   170,000   APACHE CORPORATION                                                                                   22,895,600
   170,000   EOG RESOURCES INCORPORATED                                                                           22,181,600
   249,000   FOREST OIL CORPORATION+<<                                                                            14,673,570
   300,000   NOBLE CORPORATION                                                                                    16,884,000
                                                                                                                  76,634,770
                                                                                                                ------------
PAPER & ALLIED PRODUCTS: 1.10%
   520,000   PACKAGING CORPORATION OF AMERICA                                                                     11,429,600
                                                                                                                ------------
PRIMARY METAL INDUSTRIES: 0.52%
   155,000   ALCOA INCORPORATED                                                                                    5,390,900
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.72%
   291,317   INVESCO LIMITED                                                                                       7,472,281
                                                                                                                ------------
TRANSPORTATION BY AIR: 0.98%
   535,000   SKYWEST INCORPORATED                                                                                 10,181,050
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 2.52%
   218,000   AUTOLIV INCORPORATED                                                                                 13,350,320
   773,700   BRUNSWICK CORPORATION<<                                                                              12,905,316
                                                                                                                  26,255,636
                                                                                                                ------------
TRANSPORTATION SERVICES: 1.47%
   348,000   GATX CORPORATION                                                                                     15,312,000
                                                                                                                ------------
TRAVEL & RECREATION: 0.88%
   228,800   CARNIVAL CORPORATION<<                                                                                9,190,894
                                                                                                                ------------
WHOLESALE TRADE NON-DURABLE GOODS: 3.35%
   210,000   MCKESSON CORPORATION                                                                                 10,945,200
   445,000   SYSCO CORPORATION                                                                                    13,603,650
   290,000   TRACTOR SUPPLY COMPANY+<<                                                                            10,312,400
                                                                                                                  34,861,250
                                                                                                                ------------
WHOLESALE TRADE-DURABLE GOODS: 1.11%
   425,000   ARROW ELECTRONICS INCORPORATED+<<                                                                    11,564,250
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $729,684,399)                                                                          869,135,729
                                                                                                                ------------

   UNITS                                                                                        MATURITY DATE
----------                                                                                      -------------
EXCHANGEABLE NOTES: 1.82%
    93,600   CARDINAL HEALTH INCORPORATED+++(J)                                                   05/05/2008       4,842,303
   533,000   CORNING INCORPORTATED MTN+(J)                                                        05/29/2008      14,092,520
TOTAL EXCHANGEABLE NOTES (COST $18,467,649)                                                                       18,934,823
                                                                                                                ------------

             26 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


COMMON STOCK FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
INVESTMENT COMPANIES: 3.34%
STOCK FUNDS: 3.34%
    90,000   MIDCAP SPDR TRUST SERIES 1<<                                                                       $ 13,702,500
    95,000   VANGUARD TOTAL STOCK MARKET ETF                                                                      13,063,450
    95,000   VANGUARD UTILITIES ETF                                                                                7,956,250
TOTAL INVESTMENT COMPANIES (COST $34,817,413)                                                                     34,722,200
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 12.46%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.73%
  1,093,768  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                           1,093,768
  1,337,553  BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                 1,337,553
  2,834,277  DAILY ASSETS FUND INSTITUTIONAL                                                                       2,834,277
  2,351,382  DREYFUS CASH MANAGEMENT FUND                                                                          2,351,382
                                                                                                                ------------
                                                                                                                   7,616,980

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
----------                                                                      -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.73%
$1,263,473   ALPINE SECURITIZATION CORPORATION++                                     2.78%        05/07/2008       1,262,887
   435,215   AMSTEL FUNDING CORPORATION                                              2.93         05/20/2008         434,542
 1,365,916   AMSTEL FUNDING CORPORATION++                                            3.05         05/22/2008       1,363,494
 1,024,437   AMSTERDAM FUNDING CORPORATION++                                         2.85         05/05/2008       1,024,113
   809,305   APRECO LLC++                                                            2.94         05/28/2008         807,537
 2,865,010   ASPEN FUNDING CORPORATION++                                             3.05         05/01/2008       2,865,010
   682,958   ATLANTIC ASSET SECURITIZATION CORPORATION                               2.87         05/13/2008         682,305
   853,698   BANCO SANTANDER TOTTA                                                   2.73         10/15/2008         852,932
 2,336,844   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,336,974)                                             2.00         05/01/2008       2,336,844
 2,606,100   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,606,279)                                             2.47         05/01/2008       2,606,100
   853,698   BANK OF IRELAND +++/-                                                  3.06         10/14/2008          853,254
 1,365,916   BANK OF SCOTLAND PLC                                                    2.80         05/29/2008       1,362,952
 9,166,426   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY           2.00         05/01/2008       9,166,426
             VALUE $9,166,935)
   682,958   BRYANT BANK FUNDING LLC++                                               2.89         05/27/2008         681,538
   701,569   CANCARA ASSET SECURITIZATION LIMITED++                                  2.96         05/28/2008         700,017
   682,958   CHARIOT FUNDING LLC++                                                   2.70         05/14/2008         682,292
   682,958   CHARIOT FUNDING LLC++                                                   2.76         05/29/2008         681,497
 1,811,344   CHEYNE FINANCE LLC+++/-(A)(I)@@                                         6.40         02/25/2008       1,304,167
 1,393,069   CHEYNE FINANCE LLC+++/-(A)(I)@@                                         6.48         05/19/2008       1,003,010
   435,215   CIESCO LLC++                                                            2.90         05/21/2008         434,550
 1,007,363   CITIBANK OMNI MASTER TRUST++                                            3.16         05/30/2008       1,004,807
 3,418,206   CLIPPER RECEIVABLES CORPORATION                                         3.02         05/01/2008       3,418,206
 2,561,093   CULLINAN FINANCE CORPORATION+++/-                                       2.51         08/04/2008       2,555,359
 9,166,426   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $9,166,935)                                             2.00         05/01/2008       9,166,426
 1,365,916   ERASMUS CAPITAL CORPORATION++                                           2.96         05/22/2008       1,363,566
 2,397,183   FAIRWAY FINANCE CORPORATION++                                           2.90         05/05/2008       2,396,411
   682,958   FALCON ASSET SECURITIZATION CORPORATION++                               2.71         05/12/2008         682,393
   682,958   FALCON ASSET SECURITIZATION CORPORATION++                               2.76         05/28/2008         681,550
 3,414,791   FIVE FINANCE INCORPORATED+++/-                                          2.66         07/09/2008       3,402,146

             Wells Fargo Advantage Small and Mid Cap Stock Funds 27

              Portfolio of Investments--April 30, 2008 (Unaudited)


COMMON STOCK FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$2,731,833   GALLEON CAPITAL LLC++                                                   2.90%        05/21/2008    $  2,727,431
 2,830,862   GEMINI SECURITIZATION INCORPORATED++                                    2.90         05/06/2008       2,829,722
 3,414,791   GRAMPIAN FUNDING LIMITED++                                              2.84         05/19/2008       3,409,942
 2,219,614   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                        2.79         10/16/2008       2,219,614
 1,536,656   JUPITER SECURITIZATION CORPORATION++                                    2.71         05/09/2008       1,535,731
 2,463,567   KITTY HAWK FUNDING CORPORATION++                                        2.80         05/06/2008       2,462,609
 1,707,395   LIBERTY STREET FUNDING CORPORATION++                                    2.95         05/01/2008       1,707,395
 1,707,395   LINKS FINANCE LLC+++/-                                                  2.52         08/15/2008       1,698,505
 2,731,833   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,732,015)                              2.40         05/01/2008       2,731,833
   718,574   MONT BLANC CAPITAL CORPORATION++                                        2.80         05/16/2008         717,736
   682,958   MONT BLANC CAPITAL CORPORATION++                                        2.96         05/27/2008         681,528
   157,934   MORGAN STANLEY+/-                                                       2.84         10/15/2008         157,808
 1,548,095   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,548,181)                                             2.00         05/01/2008       1,548,095
 3,124,534   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,124,743)                                             2.41         05/01/2008       3,124,534
 1,365,916   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               2.90         05/16/2008       1,364,280
 1,707,395   NORTHERN ROCK PLC+++/-                                                  2.79         10/03/2008       1,698,275
 1,570,804   OLD LINE FUNDING CORPORATION++                                          2.80         05/02/2008       1,570,682
   995,548   PARK AVENUE RECEIVABLES CORPORATION++                                   2.76         05/30/2008         993,343
 1,630,563   PICAROS FUNDING LLC++                                                   2.60         05/06/2008       1,629,974
   682,958   PRUDENTIAL PLC++                                                        2.88         05/28/2008         681,488
 2,731,833   RANGER FUNDING CORPORATION++                                            2.90         05/02/2008       2,731,613
 1,394,942   REGENCY MARKETS #1 LLC++                                                2.97         05/20/2008       1,392,756
 1,365,916   SCALDIS CAPITAL LIMITED++                                               2.99         05/23/2008       1,363,429
   478,071   SHEFFIELD RECEIVABLES CORPORATION++                                     2.72         05/07/2008         477,854
   853,698   SHEFFIELD RECEIVABLES CORPORATION++                                     2.85         05/21/2008         852,346
   682,958   SLM CORPORATION+++/-                                                    2.73         05/12/2008         682,606
 3,551,383   SOLITAIRE FUNDING LLC++                                                 2.82         05/06/2008       3,549,992
 1,058,585   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                             5.27         04/03/2008         943,835
 1,707,395   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                             5.47         02/15/2008       1,522,314
   682,958   SWEDBANK MORTGAGE AB                                                    2.95         05/27/2008         681,508
 1,195,177   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.85         05/09/2008       1,194,420
 1,557,076   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      3.00         05/15/2008       1,555,260
   853,698   TULIP FUNDING CORPORATION++                                             2.88         05/30/2008         851,724
 5,122,186   UBS FINANCE (DELAWARE) LLC                                              2.76         05/08/2008       5,119,443
   853,698   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                 2.74         10/14/2008         853,168
   853,698   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      2.76         10/08/2008         853,242
 1,468,360   VICTORIA FINANCE LLC+++/-(A)(I)@@                                       2.60         07/28/2008       1,309,190
   853,698   VICTORIA FINANCE LLC+++/-(A)(I)@@                                       2.84         08/07/2008         761,157
 1,707,395   WHITE PINE FINANCE LLC+++/-(A)(I)@@                                     5.43         02/22/2008       1,565,682
 2,390,354   WINDMILL FUNDING CORPORATION++                                          2.88         05/05/2008       2,389,585
                                                                                                                 121,917,980
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $131,111,695)                                                      129,534,960
                                                                                                                ------------

             28 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


COMMON STOCK FUND

  SHARES     SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  ----------------------------------------------------------------   -------------   -------------   --------------
SHORT-TERM INVESTMENTS: 11.24%
113,948,622  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~##                                                        $  113,948,622
                                                                                                                --------------
US TREASURY BILLS: 0.29%
3,000,000 US TREASURY BILL<<@                                                        1.30%        07/03/2008         2,993,385
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $116,941,797)                                                                   116,942,007
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,031,022,953)*                             112.43%                                                      $1,169,269,719
OTHER ASSETS AND LIABILITIES, NET                  (12.43)                                                        (129,312,217)
                                                   ------                                                       --------------
TOTAL NET ASSETS                                   100.00%                                                      $1,039,957,502
                                                   ------                                                       --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(J) The holder of an exchangeable equity-linked note will receive, at the note's maturity, shares of the referenced equity based on the final index value of the equity (orthe cash equivalent). The index value and maturity date are both defined in the terms of the note.

+/-  Variable rate investments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

##   Security of an affiliate of the fund with a cost of $113,948,622.

@    Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 29

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                         VALUE
----------   ----------------------------------------------------------------                                   ------------
COMMON STOCKS: 94.24%
AMUSEMENT & RECREATION SERVICES: 1.21%
    49,700   WMS INDUSTRIES INCORPORATED+<<                                                                      $ 1,798,643
                                                                                                                 -----------
APPAREL & ACCESSORY STORES: 2.13%
    31,800   GUESS? INCORPORATED                                                                                   1,217,304
    45,900   PHILLIPS-VAN HEUSEN CORPORATION                                                                       1,937,439
                                                                                                                   3,154,743
                                                                                                                 -----------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.97%
    41,400   ADVANCE AUTO PARTS INCORPORATED                                                                       1,435,752
                                                                                                                 -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.69%
    76,039   WRIGHT EXPRESS CORPORATION+<<                                                                         2,509,287
                                                                                                                 -----------
BIOPHARMACEUTICALS: 1.53%
    14,300   CELGENE CORPORATION+                                                                                    888,602
    19,500   GENZYME CORPORATION+                                                                                  1,371,825
                                                                                                                   2,260,427
                                                                                                                 -----------
BUSINESS SERVICES: 11.57%
    20,600   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  1,182,646
    54,800   AUTODESK INCORPORATED+                                                                                2,082,400
    79,300   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   2,557,425
    69,358   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                  1,334,448
    83,300   GARTNER INCORPORATED+                                                                                 1,909,236
    20,700   LAMAR ADVERTISING COMPANY CLASS A+<<                                                                    818,478
   256,400   LAWSON SOFTWARE INCORPORATED+<<                                                                       2,048,636
    34,000   MONSTER WORLDWIDE INCORPORATED+                                                                         827,220
   144,777   TELETECH HOLDINGS INCORPORATED+                                                                       3,319,737
    53,598   VALUECLICK INCORPORATED+<<                                                                            1,069,280
                                                                                                                  17,149,506
                                                                                                                 -----------
CASINO & GAMING: 1.35%
    10,354   MGM MIRAGE+<<                                                                                           529,607
    34,500   PENN NATIONAL GAMING INCORPORATED+                                                                    1,473,840
                                                                                                                   2,003,447
                                                                                                                 -----------
CHEMICALS & ALLIED PRODUCTS: 8.14%
    22,800   BARR PHARMACEUTICALS INCORPORATED+                                                                    1,145,244
    30,200   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                               1,101,092
    50,800   ECOLAB INCORPORATED                                                                                   2,334,768
    58,700   FOREST LABORATORIES INCORPORATED+                                                                     2,037,477
    29,700   IMCLONE SYSTEMS INCORPORATED+                                                                         1,385,505
    38,300   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                         1,417,100
    45,500   SHIRE PLC ADR<<                                                                                       2,499,770
     9,000   ZEP INCORPORATED                                                                                        133,380
                                                                                                                  12,054,336
                                                                                                                 -----------
COMMUNICATIONS: 6.72%
    10,000   EQUINIX INCORPORATED+<<                                                                                 904,200
   129,074   NII HOLDINGS INCORPORATED+                                                                            5,903,845
    54,200   SAVVIS INCORPORATED+<<                                                                                  794,030
    72,800   SBA COMMUNICATIONS CORPORATION CLASS A+                                                               2,354,352
                                                                                                                   9,956,427
                                                                                                                 -----------

             30 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                         VALUE
----------   ----------------------------------------------------------------                                   ------------
E-COMMERCE/SERVICES: 0.87%
    10,100   PRICELINE.COM INCORPORATED+<<                                                                       $ 1,289,164
                                                                                                                 -----------
EDUCATIONAL SERVICES: 0.89%
    25,900   APOLLO GROUP INCORPORATED CLASS A+<<                                                                  1,318,310
                                                                                                                 -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.54%
    19,300   ACUITY BRANDS INCORPORATED                                                                              923,312
    27,100   DOLBY LABORATORIES INCORPORATED CLASS A+                                                              1,088,065
    84,000   INTERSIL CORPORATION CLASS A                                                                          2,244,480
   123,058   MICROSEMI CORPORATION+<<                                                                              3,014,921
   410,100   PMC-SIERRA INCORPORATED+                                                                              3,186,477
    21,900   ROCKWELL COLLINS INCORPORATED                                                                         1,382,109
    37,300   SILICON LABORATORIES INCORPORATED+                                                                    1,259,621
    40,000   SOLERA HOLDINGS INCORPORATED+                                                                         1,032,400
                                                                                                                  14,131,385
                                                                                                                 -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 7.02%
    45,678   ADVISORY BOARD COMPANY+<<                                                                             2,129,508
    28,900   GEN-PROBE INCORPORATED+                                                                               1,628,804
    17,800   IHS INCORPORATED+<<                                                                                   1,175,690
   117,169   RESOURCES CONNECTION INCORPORATED+<<                                                                  2,367,985
    28,300   URS CORPORATION+                                                                                      1,141,622
    33,300   WATSON WYATT & COMPANY HOLDINGS                                                                       1,952,046
                                                                                                                  10,395,655
                                                                                                                 -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.90%
    39,400   GAYLORD ENTERTAINMENT COMPANY+<<                                                                      1,167,028
    33,700   VAIL RESORTS INCORPORATED+<<                                                                          1,645,571
                                                                                                                   2,812,599
                                                                                                                 -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.23%
    71,312   GARDNER DENVER INCORPORATED+                                                                          3,312,442
                                                                                                                 -----------
LEGAL SERVICES: 1.91%
    44,328   FTI CONSULTING INCORPORATED+<<                                                                        2,836,992
                                                                                                                 -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.95%
    14,700   BECKMAN COULTER INCORPORATED                                                                          1,004,010
    15,800   C.R. BARD INCORPORATED                                                                                1,487,886
    28,700   DENTSPLY INTERNATIONAL INCORPORATED                                                                   1,115,569
    14,400   DRS TECHNOLOGIES INCORPORATED                                                                           899,136
    85,160   HOLOGIC INCORPORATED+<<                                                                               2,485,820
    19,300   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                            1,838,518
    46,900   PERKINELMER INCORPORATED                                                                              1,245,664
    33,378   VARIAN INCORPORATED+                                                                                  1,699,942
                                                                                                                  11,776,545
                                                                                                                 -----------
MEDICAL EQUIPMENT & SUPPLIES: 0.93%
    29,400   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                1,378,272
                                                                                                                 -----------
MEDICAL PRODUCTS: 1.06%
    21,100   ZIMMER HOLDINGS INCORPORATED+                                                                         1,564,776
                                                                                                                 -----------
MOTION PICTURES: 1.28%
    98,900   NATIONAL CINEMEDIA INCORPORATED<<                                                                     1,894,924
                                                                                                                 -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 31

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                         VALUE
----------   ----------------------------------------------------------------                                   ------------
OIL & GAS EXTRACTION: 5.34%
    46,500   HELMERICH & PAYNE INCORPORATED<<                                                                   $  2,499,375
    29,100   NOBLE CORPORATION                                                                                     1,637,748
    45,900   PETROHAWK ENERGY CORPORATION+                                                                         1,085,076
    40,550   RANGE RESOURCES CORPORATION                                                                           2,691,709
                                                                                                                   7,913,908
                                                                                                                ------------
PERSONAL SERVICES: 1.09%
    35,200   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                          1,614,272
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.56%
   154,936   VISTAPRINT LIMITED+<<                                                                                 5,272,472
                                                                                                                ------------
REAL ESTATE: 1.65%
   105,930   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                        2,449,102
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.76%
    11,100   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                               1,722,165
    22,600   LAZARD LIMITED<<                                                                                        884,564
                                                                                                                   2,606,729
                                                                                                                ------------
THEATERS & ENTERTAINMENT: 1.39%
   108,800   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                   2,062,848
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 6.78%
    52,600   ITT CORPORATION                                                                                       3,366,400
    26,300   OSHKOSH TRUCK CORPORATION                                                                             1,067,780
    21,900   POLARIS INDUSTRIES INCORPORATED                                                                       1,019,445
    75,200   TEXTRON INCORPORATED                                                                                  4,587,952
                                                                                                                  10,041,577
                                                                                                                ------------
TRAVEL & RECREATION: 0.60%
    35,200   EXPEDIA INCORPORATED+                                                                                   889,152
                                                                                                                ------------
WHOLESALE TRADE-DURABLE GOODS: 1.18%
    51,000   PATTERSON COMPANIES INCORPORATED+                                                                     1,744,200
TOTAL COMMON STOCKS (COST $138,231,810)                                                                          139,627,892
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 27.84%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.64%
   348,338   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                             348,338
   425,978   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                   425,978
   902,648   DAILY ASSETS FUND INSTITUTIONAL                                                                         902,648
   748,857   DREYFUS CASH MANAGEMENT FUND                                                                            748,857
                                                                                                                   2,425,821
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
----------                                                                      -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 26.20%
  $402,385   ALPINE SECURITIZATION CORPORATION++                                     2.78%        05/07/2008         402,199
   138,605   AMSTEL FUNDING CORPORATION                                              2.93         05/20/2008         138,391
   435,011   AMSTEL FUNDING CORPORATION++                                            3.05         05/22/2008         434,239
   326,258   AMSTERDAM FUNDING CORPORATION++                                         2.85         05/05/2008         326,155
   257,744   APRECO LLC++                                                            2.94         05/28/2008         257,181
   912,435   ASPEN FUNDING CORPORATION++                                             3.05         05/01/2008         912,435

             32 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP GROWTH FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  217,505   ATLANTIC ASSET SECURITIZATION CORPORATION                               2.87%        05/13/2008      $  217,297
   271,882   BANCO SANTANDER TOTTA LOAN+++/-                                         2.73         10/15/2008         271,638
   744,228   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $744,269)                                            2.00         05/01/2008         744,228
   829,979   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $830,036)                                            2.47         05/01/2008         829,979
   271,882   BANK OF IRELAND+++/-                                                    3.06         10/14/2008         271,740
   435,011   BANK OF SCOTLAND PLC                                                    2.80         05/29/2008         434,067
 2,919,282   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,919,444)                                                    2.00         05/01/2008       2,919,282
   217,505   BRYANT BANK FUNDING LLC++                                               2.89         05/27/2008         217,053
   223,432   CANCARA ASSET SECURITIZATION LIMITED++                                  2.96         05/28/2008         222,938
   217,505   CHARIOT FUNDING LLC++                                                   2.70         05/14/2008         217,293
   217,505   CHARIOT FUNDING LLC++                                                   2.76         05/29/2008         217,040
   576,869   CHEYNE FINANCE LLC+++/-(A)(I)@@                                         6.40         02/25/2008         415,345
   443,658   CHEYNE FINANCE LLC+++/-(A)(I)@@                                         6.48         05/19/2008         319,434
   138,605   CIESCO LLC++                                                            2.90         05/21/2008         138,394
   320,821   CITIBANK OMNI MASTER TRUST++                                            3.16         05/30/2008         320,006
 1,088,615   CLIPPER RECEIVABLES CORPORATION                                         3.02         05/01/2008       1,088,615
   815,645   CULLINAN FINANCE CORPORATION+++/-                                       2.51         08/04/2008         813,819
 2,919,282   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,919,444)                                          2.00         05/01/2008       2,919,282
   435,011   ERASMUS CAPITAL CORPORATION++                                           2.96         05/22/2008         434,262
   763,444   FAIRWAY FINANCE CORPORATION++                                           2.90         05/05/2008         763,198
   217,505   FALCON ASSET SECURITIZATION CORPORATION++                               2.71         05/12/2008         217,325
   217,505   FALCON ASSET SECURITIZATION CORPORATION++                               2.76         05/28/2008         217,057
 1,087,527   FIVE FINANCE INCORPORATED+++/-                                          2.66         07/09/2008       1,083,500
   870,022   GALLEON CAPITAL LLC++                                                   2.90         05/21/2008         868,620
   901,560   GEMINI SECURITIZATION INCORPORATED++                                    2.90         05/06/2008         901,197
 1,087,527   GRAMPIAN FUNDING LIMITED++                                              2.84         05/19/2008       1,085,983
   706,893   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                        2.79         10/16/2008         706,893
   489,387   JUPITER SECURITIZATION CORPORATION++                                    2.71         05/09/2008         489,093
   784,586   KITTY HAWK FUNDING CORPORATION++                                        2.80         05/06/2008         784,281
   543,764   LIBERTY STREET FUNDING CORPORATION++                                    2.95         05/01/2008         543,764
   543,764   LINKS FINANCE LLC+++/-                                                  2.52         08/15/2008         540,932
   870,022   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $870,080)                        2.40         05/01/2008         870,022
   228,848   MONT BLANC CAPITAL CORPORATION++                                        2.80         05/16/2008         228,581
   217,505   MONT BLANC CAPITAL CORPORATION++                                        2.96         05/27/2008         217,050
    50,298   MORGAN STANLEY+/-                                                       2.84         10/15/2008          50,258
   493,030   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $493,057)                                            2.00         05/01/2008         493,030
   995,087   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $995,154)                                            2.41         05/01/2008         995,087
   435,011   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               2.90         05/16/2008         434,490
   543,764   NORTHERN ROCK PLC+++/-                                                  2.79         10/03/2008         540,859
   500,263   OLD LINE FUNDING CORPORATION++                                          2.80         05/02/2008         500,224
   317,058   PARK AVENUE RECEIVABLES CORPORATION++                                   2.76         05/30/2008         316,355
   519,294   PICAROS FUNDING LLC++                                                   2.60         05/06/2008         519,107

             Wells Fargo Advantage Small and Mid Cap Stock Funds 33

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP GROWTH FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  217,505   PRUDENTIAL PLC++                                                       2.88%         05/28/2008    $    217,037
   870,022   RANGER FUNDING CORPORATION++                                           2.90          05/02/2008         869,952
   444,255   REGENCY MARKETS #1 LLC++                                               2.97          05/20/2008         443,559
   435,011   SCALDIS CAPITAL LIMITED++                                              2.99          05/23/2008         434,219
   152,254   SHEFFIELD RECEIVABLES CORPORATION++                                    2.72          05/07/2008         152,185
   271,882   SHEFFIELD RECEIVABLES CORPORATION++                                    2.85          05/21/2008         271,451
   217,505   SLM CORPORATION+++/-                                                   2.73          05/12/2008         217,393
 1,131,028   SOLITAIRE FUNDING LLC++                                                2.82          05/06/2008       1,130,585
   337,133   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                            5.27          04/03/2008         300,588
   543,764   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                            5.47          02/15/2008         484,820
   217,505   SWEDBANK MORTGAGE AB                                                   2.95          05/27/2008         217,044
   380,635   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   2.85          05/09/2008         380,393
   495,891   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     3.00          05/15/2008         495,312
   271,882   TULIP FUNDING CORPORATION++                                            2.88          05/30/2008         271,253
 1,631,291   UBS FINANCE (DELAWARE) LLC                                             2.76          05/08/2008       1,630,417
   271,882   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                2.74          10/14/2008         271,713
   271,882   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     2.76          10/08/2008         271,737
   467,637   VICTORIA FINANCE LLC+++/-(A)(I)@@                                      2.60          07/28/2008         416,945
   271,882   VICTORIA FINANCE LLC+++/-(A)(I)@@                                      2.84          08/07/2008         242,410
   543,764   WHITE PINE FINANCE LLC+++/-(A)(I)@@                                    5.43          02/22/2008         498,631
   761,269   WINDMILL FUNDING CORPORATION++                                         2.88          05/05/2008         761,027
                                                                                                                  38,827,889
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,728,496)                                                        41,253,710
                                                                                                                ------------

  SHARES
----------
RIGHTS: 0.00%
    31,200   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                              0
TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                                ------------
SHORT-TERM INVESTMENTS: 5.39%
 7,977,326   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~##                                                           7,977,326
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,977,326)                                                                     7,977,326
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $187,937,632)*                                                  127.47%                                   $188,858,928
OTHER ASSETS AND LIABILITIES, NET                                     (27.47)                                    (40,698,206)
                                                                      ------                                    ------------
TOTAL NET ASSETS                                                      100.00%                                   $148,160,722
                                                                      ------                                    ------------

             34 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP GROWTH FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##   Security of an affiliate of the fund with a cost of $7,977,326.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 35

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP GROWTH FUND

  SHARES                                               SECURITY NAME                                                VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 95.87%
AMUSEMENT & RECREATION SERVICES: 1.19%
   133,200   WMS INDUSTRIES INCORPORATED+<<                                                                     $  4,820,508
                                                                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.69%
   207,513   WRIGHT EXPRESS CORPORATION+<<                                                                         6,847,929
                                                                                                                ------------
BIOPHARMACEUTICALS: 0.59%
   179,026   APPLERA CORPORATION-CELERA GROUP+<<                                                                   2,395,368
                                                                                                                ------------
BUSINESS SERVICES: 21.76%
    45,788   BANKRATE INCORPORATED+<<                                                                              2,391,965
   187,045   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                  3,598,746
    94,800   DIGITAL RIVER INCORPORATED+<<                                                                         3,114,180
   224,100   EPICOR SOFTWARE CORPORATION+                                                                          1,792,800
   135,700   FORRESTER RESEARCH INCORPORATED+<<                                                                    3,913,588
   221,000   GARTNER INCORPORATED+<<                                                                               5,065,320
   609,480   GLOBAL CASH ACCESS INCORPORATED+<<                                                                    3,766,586
   349,563   INTERNAP NETWORK SERVICES+<<                                                                          1,681,398
   637,400   LAWSON SOFTWARE INCORPORATED+<<                                                                       5,092,826
   484,781   MARCHEX INCORPORATED CLASS B<<                                                                        5,007,788
   854,819   ON ASSIGNMENT INCORPORATED+<<                                                                         6,009,378
   231,400   RSC HOLDINGS INCORPORATED+<<                                                                          2,138,136
   539,558   SECURE COMPUTING CORPORATION+<<                                                                       3,571,874
   179,651   SI INTERNATIONAL INCORPORATED+                                                                        4,121,194
 1,127,765   SKILLSOFT PLC ADR+                                                                                   11,334,038
   506,147   SYKES ENTERPRISES INCORPORATED+<<                                                                     8,412,163
   124,200   SYNCHRONOSS TECHNOLOGIES INCORPORATED+<<                                                              2,592,054
   378,736   TELETECH HOLDINGS INCORPORATED+                                                                       8,684,416
   250,409   THE KNOT INCORPORATED+<<                                                                              2,939,802
   140,267   VALUECLICK INCORPORATED+                                                                              2,798,327
                                                                                                                  88,026,579
                                                                                                                ------------
CASINO & GAMING: 0.63%
   165,200   PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                2,563,904
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 3.40%
    85,150   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                         3,150,550
   151,500   NOVEN PHARMACEUTICALS INCORPORATED+                                                                   1,378,650
   479,393   SCIELE PHARMA INCORPORATED+<<                                                                         9,237,903
                                                                                                                  13,767,103
                                                                                                                ------------
COMMUNICATIONS: 4.54%
    81,200   CBEYOND INCORPORATED+<<                                                                               1,602,888
   562,500   CENTENNIAL COMMUNICATIONS CORPORATION+                                                                3,408,750
   183,800   LIVE NATION INCORPORATED+<<                                                                           2,534,602
   251,007   LODGENET ENTERTAINMENT CORPORATION+<<                                                                 1,536,163
   353,827   NOVATEL WIRELESS INCORPORATED+<<                                                                      3,156,137
   609,400   PAETEC HOLDING CORPORATION+<<                                                                         4,698,474
    98,200   SAVVIS INCORPORATED+<<                                                                                1,438,630
                                                                                                                  18,375,644
                                                                                                                ------------
E-COMMERCE/SERVICES: 1.67%
   486,100   GSI COMMERCE INCORPORATED+<<                                                                          6,766,512
                                                                                                                ------------
EATING & DRINKING PLACES: 0.36%
   124,900   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                               1,473,820
                                                                                                                ------------

             36 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.62%
    51,900   ACUITY BRANDS INCORPORATED                                                                         $  2,482,896
   399,400   INFORMATION SERVICES GROUP INCORPORATED+<<                                                            2,068,892
   327,714   MICROSEMI CORPORATION+<<                                                                              8,028,993
 1,092,300   PMC-SIERRA INCORPORATED+                                                                              8,487,171
   105,200   POLYPORE INTERNATIONAL INCORPORATED+                                                                  2,462,732
   133,042   POWER INTEGRATIONS INCORPORATED+                                                                      4,146,919
    74,100   REGAL-BELOIT CORPORATION                                                                              2,748,369
    99,500   SILICON LABORATORIES INCORPORATED+                                                                    3,360,115
   270,390   SOLERA HOLDINGS INCORPORATED+                                                                         6,978,766
    95,409   SYNAPTICS INCORPORATED+<<                                                                             3,238,181
    98,229   UNIVERSAL DISPLAY CORPORATION+<<                                                                      1,452,807
    57,900   ZOLTEK COMPANIES INCORPORATED+<<                                                                      1,544,193
                                                                                                                  47,000,034
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.47%
   122,888   ADVISORY BOARD COMPANY+                                                                               5,729,039
   354,194   EXELIXIS INCORPORATED+                                                                                2,695,416
    35,600   IHS INCORPORATED+<<                                                                                   2,351,380
    46,936   NAVIGANT CONSULTING INCORPORATED+                                                                       944,352
   456,472   RESOURCES CONNECTION INCORPORATED+<<                                                                  9,225,299
    88,900   WATSON WYATT & COMPANY HOLDINGS                                                                       5,211,318
                                                                                                                  26,156,804
                                                                                                                ------------
FINANCIAL INSTITUTIONS: 0.62%
   116,200   DOLLAR FINANCIAL CORPORATION+<<                                                                       2,507,596
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 0.46%
   308,020   SENOMYX INCORPORATED+<<                                                                               1,848,120
                                                                                                                ------------
HEALTH SERVICES: 3.03%
    66,600   CARDIONET INCORPORATED+                                                                               1,538,460
   360,068   INVENTIV HEALTH INCORPORATED+<<                                                                      10,704,822
                                                                                                                  12,243,282
                                                                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.54%
   211,900   HHGREGG INCORPORATED+<<                                                                               2,176,213
                                                                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.36%
   105,468   GAYLORD ENTERTAINMENT COMPANY+<<                                                                      3,123,962
   553,700   GREAT WOLF RESORTS INCORPORATED+<<                                                                    3,383,107
    62,300   VAIL RESORTS INCORPORATED+<<                                                                          3,042,109
                                                                                                                   9,549,178
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.77%
   200,390   ACTUANT CORPORATION CLASS A<<                                                                         6,787,209
   189,884   GARDNER DENVER INCORPORATED+                                                                          8,820,112
    70,800   KAYDON CORPORATION<<                                                                                  3,707,796
                                                                                                                  19,315,117
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.71%
   106,502   EHEALTH INCORPORATED+<<                                                                               2,880,879
                                                                                                                ------------
INSURANCE CARRIERS: 2.27%
   194,700   FIRST MERCURY FINANCIAL CORPORATION+                                                                  3,076,260
    49,837   THE NAVIGATORS GROUP INCORPORATED+                                                                    2,442,013
   155,450   TOWER GROUP INCORPORATED                                                                              3,651,521
                                                                                                                   9,169,794
                                                                                                                ------------

             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS 37

              PORTFOLIO OF INVESTMENTS--APRIL 30, 2008 (UNAUDITED)


SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
LEGAL SERVICES: 1.36%
    85,981   FTI CONSULTING INCORPORATED+<<                                                                     $  5,502,784
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.34%
    39,300   DRS TECHNOLOGIES INCORPORATED                                                                         2,453,892
    64,900   ESTERLINE TECHNOLOGIES CORPORATION+                                                                   3,612,334
   230,200   EV3 INCORPORATED+<<                                                                                   1,912,962
   658,080   IXIA+<<                                                                                               4,665,787
    52,900   MENTOR CORPORATION<<                                                                                  1,548,383
   236,669   SENORX INCORPORATED+                                                                                  1,727,684
   182,800   SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                 4,893,556
   143,793   SONOSITE INCORPORATED+<<                                                                              4,585,559
   344,955   SPECTRANETICS CORPORATION+                                                                            3,711,716
   288,967   SYMMETRY MEDICAL INCORPORATED+                                                                        4,054,207
    90,970   VARIAN INCORPORATED+                                                                                  4,633,102
                                                                                                                  37,799,182
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 0.76%
   185,362   PSS WORLD MEDICAL INCORPORATED+<<                                                                     3,052,912
                                                                                                                ------------
MEDICAL PRODUCTS: 0.92%
   313,250   VOLCANO CORPORATION+                                                                                  3,705,748
                                                                                                                ------------
MOTION PICTURES: 1.77%
   260,960   CINEMARK HOLDINGS INCORPORATED<<                                                                      3,864,818
   172,600   NATIONAL CINEMEDIA INCORPORATED<<                                                                     3,307,016
                                                                                                                   7,171,834
                                                                                                                ------------
OIL & GAS EXTRACTION: 2.10%
   136,800   CONCHO RESOURCES INCORPORATED+                                                                        3,771,576
    73,200   GOODRICH PETROLEUM CORPORATION+<<                                                                     2,472,696
    94,830   PETROHAWK ENERGY CORPORATION+<<                                                                       2,241,781
                                                                                                                   8,486,053
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.08%
   389,431   INNERWORKINGS INCORPORATED+<<                                                                         5,233,953
   373,518   SHUTTERFLY INCORPORATED+<<                                                                            6,107,019
   389,337   VISTAPRINT LIMITED+<<                                                                                13,249,138
                                                                                                                  24,590,110
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.37%
   138,324   EVERCORE PARTNERS INCORPORATED CLASS A<<                                                              2,332,143
    77,725   FCSTONE GROUP INCORPORATED+<<                                                                         3,219,370
                                                                                                                   5,551,513
                                                                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.31%
    56,900   APOGEE ENTERPRISES INCORPORATED                                                                       1,269,439
                                                                                                                ------------
TEXTILE MILL PRODUCTS: 0.71%
   223,900   INTERFACE INCORPORATED                                                                                2,874,876
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 0.69%
    59,800   POLARIS INDUSTRIES INCORPORATED<<                                                                     2,783,690
                                                                                                                ------------
TRANSPORTATION SERVICES: 0.90%
    68,900   HUB GROUP INCORPORATED CLASS A+                                                                       2,252,341
   174,200   ORBITZ WORLDWIDE INCORPORATED+<<                                                                      1,384,890
                                                                                                                   3,637,231
                                                                                                                ------------

             38 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP GROWTH FUND

    SHARES   SECURITY NAME                                                                                          VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
WHOLESALE TRADE-DURABLE GOODS: 0.88%
   184,466   INTERLINE BRANDS INCORPORATED+                                                                     $  3,569,415
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $425,336,697)                                                                          387,879,171
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 39.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.34%
 1,361,186   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                           1,361,186
 1,664,575   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                 1,664,575
 3,527,236   DAILY ASSETS FUND INSTITUTIONAL                                                                       3,527,236
 2,926,277   DREYFUS CASH MANAGEMENT FUND                                                                          2,926,277
                                                                                                                   9,479,274
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS: 37.51%
$1,572,382   ALPINE SECURITIZATION CORPORATION++                                     2.78%        05/07/2008       1,571,654
   541,622   AMSTEL FUNDING CORPORATION                                              2.93         05/20/2008         540,784
 1,699,873   AMSTEL FUNDING CORPORATION++                                            3.05         05/22/2008       1,696,858
 1,274,904   AMSTERDAM FUNDING CORPORATION++                                         2.85         05/05/2008       1,274,501
 1,007,175   APRECO LLC++                                                            2.94         05/28/2008       1,004,974
 3,565,483   ASPEN FUNDING CORPORATION++                                             3.05         05/01/2008       3,565,483
   849,936   ATLANTIC ASSET SECURITIZATION CORPORATION                               2.87         05/13/2008         849,123
 1,062,420   BANCO SANTANDER TOTTA                                                   2.73         10/15/2008       1,061,467
 2,908,185   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,908,347)                                          2.00         05/01/2008       2,908,185
 3,243,272   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,243,495)                                          2.47         05/01/2008       3,243,272
 1,062,420   BANK OF IRELAND ++ +/-                                                  3.06         10/14/2008       1,061,868
 1,699,873   BANK OF SCOTLAND PLC                                                    2.80         05/29/2008       1,696,184
11,407,547   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $11,408,181)                                                   2.00         05/01/2008      11,407,547
   849,936   BRYANT BANK FUNDING LLC++                                               2.89         05/27/2008         848,168
   873,097   CANCARA ASSET SECURITIZATION LIMITED++                                  2.96         05/28/2008         871,165
   849,936   CHARIOT FUNDING LLC++                                                   2.70         05/14/2008         849,108
   849,936   CHARIOT FUNDING LLC++                                                   2.76         05/29/2008         848,118
 2,254,203   CHEYNE FINANCE LLC++ +/-(A)(I)@@                                        6.40         02/25/2008       1,623,026
 1,733,664   CHEYNE FINANCE LLC++ +/-(A)(I)@@                                        6.48         05/19/2008       1,248,238
   541,622   CIESCO LLC++                                                            2.90         05/21/2008         540,794
 1,253,656   CITIBANK OMNI MASTER TRUST++                                            3.16         05/30/2008       1,250,475
 4,253,931   CLIPPER RECEIVABLES CORPORATION                                         3.02         05/01/2008       4,253,931
 3,187,261   CULLINAN FINANCE++ +/-                                                  2.51         08/04/2008       3,180,125
11,407,547   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $11,408,181)                                         2.00         05/01/2008      11,407,547
 1,699,873   ERASMUS CAPITAL CORPORATION++                                           2.96         05/22/2008       1,696,947
 2,983,276   FAIRWAY FINANCE CORPORATION++                                           2.90         05/05/2008       2,982,315
   849,936   FALCON ASSET SECURITIZATION CORPORATION++                               2.71         05/12/2008         849,233
   849,936   FALCON ASSET SECURITIZATION CORPORATION++                               2.76         05/28/2008         848,183
 4,249,681   FIVE FINANCE INCORPORATED+++/-                                          2.66         07/09/2008       4,233,945
 3,399,745   GALLEON CAPITAL LLC++                                                   2.90         05/21/2008       3,394,268
 3,522,986   GEMINI SECURITIZATION INCORPORATED++                                    2.90         05/06/2008       3,521,567
 4,249,681   GRAMPIAN FUNDING LIMITED++                                              2.84         05/19/2008       4,243,647

             Wells Fargo Advantage Small and Mid Cap Stock Funds 39

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP GROWTH FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS: 37.51%
$2,762,293   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                        2.79%        10/16/2008    $  2,762,293
 1,912,357   JUPITER SECURITIZATION CORPORATION++                                    2.71         05/09/2008       1,911,205
 3,065,890   KITTY HAWK FUNDING CORPORATION++                                        2.80         05/06/2008       3,064,698
 2,124,841   LIBERTY STREET FUNDING CORPORATION++                                    2.95         05/01/2008       2,124,841
 2,124,841   LINKS FINANCE LLC++ +/-                                                 2.52         08/15/2008       2,113,777
 3,399,745   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,399,972)                           2.40         05/01/2008       3,399,745
   894,260   MONT BLANC CAPITAL CORPORATION++                                        2.80         05/16/2008         893,217
   849,936   MONT BLANC CAPITAL CORPORATION++                                        2.96         05/27/2008         848,156
   196,548   MORGAN STANLEY+/-                                                       2.84         10/15/2008         196,391
 1,926,593   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,926,700)                                          2.00         05/01/2008       1,926,593
 3,888,459   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,888,719)                                          2.41         05/01/2008       3,888,459
 1,699,873   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               2.90         05/16/2008       1,697,836
 2,124,841   NORTHERN ROCK PLC++ +/-                                                 2.79         10/03/2008       2,113,490
 1,954,853   OLD LINE FUNDING CORPORATION++                                          2.80         05/02/2008       1,954,701
 1,238,952   PARK AVENUE RECEIVABLES CORPORATION++                                   2.76         05/30/2008       1,236,208
 2,029,223   PICAROS FUNDING LLC++                                                   2.60         05/06/2008       2,028,490
   849,936   PRUDENTIAL PLC++                                                        2.88         05/28/2008         848,107
 3,399,745   RANGER FUNDING CORPORATION++                                            2.90         05/02/2008       3,399,471
 1,735,995   REGENCY MARKETS #1 LLC++                                                2.97         05/20/2008       1,733,274
 1,699,873   SCALDIS CAPITAL LIMITED++                                               2.99         05/23/2008       1,696,777
   594,955   SHEFFIELD RECEIVABLES CORPORATION++                                     2.72         05/07/2008         594,686
 1,062,420   SHEFFIELD RECEIVABLES CORPORATION++                                     2.85         05/21/2008       1,060,738
   849,936   SLM CORPORATION++ +/-                                                   2.73         05/12/2008         849,498
 4,419,669   SOLITAIRE FUNDING LLC++                                                 2.82         05/06/2008       4,417,938
 1,317,401   STANFIELD VICTORIA FUNDING LLC++ +/-(A)(I)@@                            5.27         04/03/2008       1,174,595
 2,124,841   STANFIELD VICTORIA FUNDING LLC++ +/-(A)(I)@@                            5.47         02/15/2008       1,894,508
   849,936   SWEDBANK MORTGAGE AB                                                    2.95         05/27/2008         848,132
 1,487,389   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.85         05/09/2008       1,486,447
 1,937,770   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      3.00         05/15/2008       1,935,509
 1,062,420   TULIP FUNDING CORPORATION++                                             2.88         05/30/2008       1,059,964
 6,374,522   UBS FINANCE (DELAWARE) LLC                                              2.76         05/08/2008       6,371,107
 1,062,420   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.74         10/14/2008       1,061,762
 1,062,420   UNICREDITO ITALIANO BANK (IRELAND) SERIESLIB++ +/-                      2.76         10/08/2008       1,061,853
 1,827,363   VICTORIA FINANCE LLC++ +/-(A)(I)@@                                      2.60         07/28/2008       1,629,277
 1,062,420   VICTORIA FINANCE LLC++ +/-(A)(I)@@                                      2.84         08/07/2008         947,254
 2,124,841   WHITE PINE FINANCE LLC++ +/-(A)(I)@@                                    5.43         02/22/2008       1,948,479
 2,974,777   WINDMILL FUNDING CORPORATION++                                          2.88         05/05/2008       2,973,825
                                                                                                                 151,726,001
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $163,013,104)                                                      161,205,275
                                                                                                                ------------

             40 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP GROWTH FUND

    SHARES       SECURITY NAME                                                                                     VALUE
----------   ------------------------------------------------------------------------------------------------   ------------
WARRANTS: 0.00%
       108   IMPERIAL CREDIT INDUSTRY+(A)(I)                                                                    $          0
TOTAL WARRANTS (COST $0)                                                                                                   0
                                                                                                                ------------
SHORT-TERM INVESTMENTS: 4.49%
18,156,795 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~##                                                            18,156,795
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,156,795)                                                                   18,156,795
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $606,506,596)*                  140.21%                                                                   $567,241,241
OTHER ASSETS AND LIABILITIES, NET     (40.21)                                                                   (162,685,284)
                                                                                                                ------------
TOTAL NET ASSETS                      100.00%                                                                   $404,555,957
                                                                                                                ------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##   Short-term security of an affiliate of the Fund with a cost of $18,156,795.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 41

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP OPPORTUNITIES FUND

  SHARES     SECURITY NAME                                                                                         VALUE
----------   ----------------------------------------------------------------                                   ------------
COMMON STOCKS: 90.29%
APPAREL & ACCESSORY STORES: 1.27%
   533,200   CASUAL MALE RETAIL GROUP INCORPORATED<<+                                                            $ 2,303,424
   318,500   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                        7,405,125
                                                                                                                   9,708,549
                                                                                                                 -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.58%
   207,200   STANDARD PARKING CORPORATION<<+                                                                       4,440,296
                                                                                                                 -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.57%
   841,400   CENTRAL GARDEN & PET COMPANY<<+                                                                       4,333,210
                                                                                                                 -----------
BUSINESS SERVICES: 11.83%
   492,500   ASPEN TECHNOLOGY INCORPORATED+                                                                        6,766,950
   159,400   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                        7,557,154
   113,700   CONSTANT CONTACT INCORPORATED<<+                                                                      2,029,545
   342,100   F5 NETWORKS INCORPORATED+                                                                             7,741,723
   434,200   GARTNER INCORPORATED<<+                                                                               9,951,864
   267,250   H&E EQUIPMENT SERVICES INCORPORATED+                                                                  3,503,648
   467,100   INFORMATICA CORPORATION<<+                                                                            7,454,916
   349,900   INTERWOVEN INCORPORATED+                                                                              3,939,874
   433,500   ONLINE RESOURCES CORPORATION<<+                                                                       4,382,685
   353,900   PARAMETRIC TECHNOLOGY CORPORATION+                                                                    6,168,477
   119,100   RENT-A-CENTER INCORPORATED+                                                                           2,564,223
   250,100   RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                                 2,993,697
   683,300   SONICWALL INCORPORATED<<+                                                                             5,254,577
   333,900   THQ INCORPORATED<<+                                                                                   7,105,392
   581,200   VALUECLICK INCORPORATED<<+                                                                           11,594,940
    47,700   VIAD CORPORATION                                                                                      1,500,642
                                                                                                                  90,510,307
                                                                                                                 -----------
CASINO & GAMING: 0.49%
   242,600   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                3,765,152
                                                                                                                 -----------
CHEMICALS & ALLIED PRODUCTS: 3.48%
    47,300   ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                               415,767
   342,500   CABOT CORPORATION<<                                                                                   9,987,300
    30,100   FMC CORPORATION                                                                                       1,889,678
   330,500   K-V PHARMACEUTICAL COMPANY CLASS A<<+                                                                 8,077,420
   152,000   PERRIGO COMPANY                                                                                       6,230,480
                                                                                                                  26,600,645
                                                                                                                 -----------
COMMUNICATIONS: 3.75%
   219,500   CBEYOND INCORPORATED<<+                                                                               4,332,930
   322,400   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                        6,132,048
   155,200   CONSOLIDATED COMMUNICATIONS ILLINOIS HOLDINGS INCORPORATED                                            2,219,360
   148,500   GEOEYE INCORPORATED+                                                                                  3,419,955
   174,600   KNOLOGY INCORPORATED<<+                                                                               2,238,372
    54,400   MEDIACOM COMMUNICATIONS CORPORATION<<+                                                                  233,376
   382,000   PAETEC HOLDING CORPORATION<<+                                                                         2,945,220
   322,900   SYNIVERSE HOLDINGS INCORPORATED<<+                                                                    5,072,759
   105,600   TIME WARNER TELECOM INCORPORATED<<+                                                                   2,069,760
                                                                                                                  28,663,780
                                                                                                                 -----------
COMMUNICATIONS EQUIPMENT: 0.50%
    80,200   COMMSCOPE INCORPORATED+                                                                               3,813,510
                                                                                                                 -----------

             42 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP OPPORTUNITIES FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
DEPOSITORY INSTITUTIONS: 5.67%
   205,900   BANK OF HAWAII CORPORATION                                                                          $11,289,497
    81,100   BERKSHIRE HILLS BANCORP INCORPORATED                                                                  2,075,349
    81,397   CULLEN FROST BANKERS INCORPORATED                                                                     4,543,581
   248,410   CVB FINANCIAL CORPORATION<<                                                                           2,851,747
   512,000   EURONET WORLDWIDE INCORPORATED<<+                                                                     9,052,160
    65,200   SVB FINANCIAL GROUP<<+                                                                                3,172,632
   177,700   WESTAMERICA BANCORPORATION<<                                                                         10,384,788
                                                                                                                  43,369,754
                                                                                                                 -----------
EATING & DRINKING PLACES: 0.67%
   232,700   SONIC CORPORATION<<+                                                                                  5,117,073
                                                                                                                 -----------
ELECTRIC, GAS & SANITARY SERVICES: 5.14%
    91,600   CLEAN HARBORS INCORPORATED<<+                                                                         6,042,852
   211,100   NORTHWESTERN CORPORATION                                                                              5,239,502
    63,400   ORMAT TECHNOLOGIES INCORPORATED<<                                                                     3,125,620
   164,200   PORTLAND GENERAL ELECTRIC COMPANY                                                                     3,940,800
    96,400   UIL HOLDINGS CORPORATION                                                                              3,017,320
   251,400   UNISOURCE ENERGY CORPORATION                                                                          7,853,736
   314,250   WASTE CONNECTIONS INCORPORATED<<+                                                                    10,077,998
                                                                                                                  39,297,828
                                                                                                                 -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.81%
   392,200   ANADIGICS INCORPORATED<<+                                                                             4,376,952
   115,700   IPG PHOTONICS CORPORATION<<+                                                                          1,935,661
   304,600   MEMSIC INCORPORATED<<+                                                                                2,415,478
   157,800   MICROSEMI CORPORATION<<+                                                                              3,866,100
   650,500   QLOGIC CORPORATION<<+                                                                                10,381,980
   356,700   SEMTECH CORPORATION+                                                                                  5,792,808
   138,200   STANDARD MICROSYSTEMS CORPORATION<<+                                                                  4,097,630
   652,500   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                  6,166,125
   359,700   VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                 5,417,082
                                                                                                                  44,449,816
                                                                                                                 -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.30%
    72,900   DIAMOND MANAGEMENT & TECHNOLOGY CONSULTANTS INCORPORATED                                                448,335
   563,400   LEXICON GENETICS INCORPORATED+                                                                        1,160,604
   155,900   LUMINEX CORPORATION<<+                                                                                3,041,609
   320,000   MTC TECHNOLOGIES INCORPORATED+                                                                        7,635,200
    90,700   WATSON WYATT & COMPANY HOLDINGS                                                                       5,316,834
                                                                                                                  17,602,582
                                                                                                                 -----------
FOOD & KINDRED PRODUCTS: 0.71%
    63,100   FLOWERS FOODS INCORPORATED<<                                                                          1,633,659
   190,700   UNITED NATURAL FOODS INCORPORATED<<+                                                                  3,775,860
                                                                                                                   5,409,519
                                                                                                                 -----------
HEALTH SERVICES: 3.15%
   152,300   AMSURG CORPORATION+                                                                                   3,889,742
   102,900   ATHENAHEALTH INCORPORATED<<+                                                                          2,572,500
   118,400   DIALYSIS CORPORATION OF AMERICA+                                                                        905,760
    10,600   ENSIGN GROUP INCORPORATED                                                                               101,866
   130,800   PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                                 4,540,068
   194,100   SIRTRIS PHARMACEUTICALS INCORPORATED<<+                                                               4,338,135
   342,400   SKILLED HEALTHCARE GROUP INCORPORATED+                                                                4,143,040
   274,800   SUN HEALTHCARE GROUP INCORPORATED+                                                                    3,613,620
                                                                                                                  24,104,731
                                                                                                                 -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 43

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP OPPORTUNITIES FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.28%
   221,250   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                             $ 3,708,150
   170,900   DIGITAL REALITY TRUST INCORPORATED<<                                                                  6,622,375
   223,600   INVESTORS REAL ESTATE TRUST<<                                                                         2,280,720
   212,000   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                             4,856,920
                                                                                                                  17,468,165
                                                                                                                 -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.55%
   188,000   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                  4,213,080
                                                                                                                 -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.04%
   196,800   ACTUANT CORPORATION CLASS A<<                                                                         6,665,616
   435,900   DRESSER-RAND GROUP INCORPORATED+                                                                     15,940,863
   676,400   EMULEX CORPORATION+                                                                                   8,854,076
   163,000   IDEX CORPORATION                                                                                      5,980,470
    61,800   MANITOWOC COMPANY INCORPORATED                                                                        2,337,276
   546,400   SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                              15,386,624
   212,529   SHAW INDUSTRIES LIMITED CLASS A                                                                       6,330,920
                                                                                                                  61,495,845
                                                                                                                 -----------
INSURANCE CARRIERS: 3.62%
   237,092   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                            8,492,635
   537,100   CONSECO INCORPORATED<<+                                                                               6,257,215
   249,800   REINSURANCE GROUP OF AMERICA INCORPORATED                                                            12,984,604
                                                                                                                  27,734,454
                                                                                                                 -----------
JUSTICE, PUBLIC ORDER & SAFETY: 1.36%
   394,100   GEO GROUP INCORPORATED<<+                                                                            10,423,945
                                                                                                                 -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 7.93%
   176,500   ADVANCED MEDICAL OPTICS INCORPORATED<<+                                                               3,706,500
   698,600   BRUKER BIOSCIENCES CORPORATION<<+                                                                     8,467,032
   196,400   CEPHEID INCORPORATED<<+                                                                               3,843,548
   249,800   COOPER COMPANIES INCORPORATED<<                                                                       8,743,000
    68,600   DRS TECHNOLOGIES INCORPORATED<<                                                                       4,283,384
   144,400   ESCO TECHNOLOGIES INCORPORATED<<+                                                                     6,723,264
   422,500   FEI COMPANY<<+                                                                                        9,240,075
   106,900   HAEMONETICS CORPORATION+                                                                              6,117,887
    42,600   INTEGRA LIFESCIENCES HOLDINGS<<+                                                                      1,804,962
    58,700   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                                2,235,296
   292,200   VEECO INSTRUMENTS INCORPORATED<<+                                                                     5,502,126
                                                                                                                  60,667,074
                                                                                                                 -----------
MEDICAL EQUIPMENT & SUPPLIES: 1.07%
   498,300   PSS WORLD MEDICAL INCORPORATED<<+                                                                     8,207,001
                                                                                                                 -----------
MEDICAL PRODUCTS: 0.26%
   166,600   VOLCANO CORPORATION+                                                                                  1,970,878
                                                                                                                 -----------
METAL MINING: 1.04%
   155,700   PAN AMERICAN SILVER CORPORATION<<+                                                                    5,215,950
   215,678   YAMANA GOLD INCORPORATED                                                                              2,764,986
                                                                                                                   7,980,936
                                                                                                                 -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.17%
   265,800   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                 1,334,316
                                                                                                                 -----------

             44 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP OPPORTUNITIES FUND

  SHARES     SECURITY NAME                                                                                          VALUE
----------   ----------------------------------------------------------------                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.25%
   117,829   APOLLO INVESTMENT CORPORATION<<                                                                     $ 1,906,473
                                                                                                                 -----------
OIL & GAS EXPLORATION: 0.90%
   326,400   PARALLEL PETROLEUM CORPORATION+                                                                       6,916,416
                                                                                                                 -----------
OIL & GAS EXTRACTION: 5.03%
   67,200    APPROACH RESOURCES INCORPORATED+                                                                      1,273,440
   125,400   CONCHO RESOURCES INCORPORATED+                                                                        3,457,278
   643,096   GALLEON ENERGY INCORPORATED A+                                                                       11,321,708
   176,100   GOODRICH PETROLEUM CORPORATION<<+                                                                     5,948,658
   376,300   ST. MARY LAND & EXPLORATION COMPANY                                                                  16,451,836
                                                                                                                  38,452,920
                                                                                                                 -----------
PERSONAL SERVICES: 0.59%
   153,900   REGIS CORPORATION                                                                                     4,493,880
                                                                                                                 -----------
PRIMARY METAL INDUSTRIES: 1.27%
   314,000   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                              9,737,140
                                                                                                                 -----------
RAILROAD TRANSPORTATION: 0.55%
    93,700    KANSAS CITY SOUTHERN<<+                                                                              4,223,996
                                                                                                                 -----------
REAL ESTATE: 0.55%
   302,400   CHIMERA INVESTMENT CORPORATION                                                                        4,194,288
                                                                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.59%
    92,711    HEALTH CARE REIT INCORPORATED                                                                        4,491,848
                                                                                                                 -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.91%
   148,900   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             6,984,899
                                                                                                                 -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.27%
    42,500    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                            2,051,050
                                                                                                                 -----------
SOFTWARE: 0.70%
   111,900   MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                          5,345,463
                                                                                                                 -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.41%
   227,000   CARBO CERAMICS INCORPORATED                                                                          10,789,310
                                                                                                                 -----------
TEXTILE MILL PRODUCTS: 0.66%
    97,000   ALBANY INTERNATIONAL CORPORATION CLASS A                                                              3,521,100
   119,400   INTERFACE INCORPORATED                                                                                1,533,096
                                                                                                                   5,054,196
                                                                                                                 -----------
TRANSPORTATION BY AIR: 0.39%
   175,100   REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                               2,952,186
                                                                                                                 -----------
TRANSPORTATION SERVICES: 1.08%
   424,500   AMBASSADORS GROUP INCORPORATED<<                                                                      8,260,770
                                                                                                                 -----------
WATER TRANSPORTATION: 1.17%
   218,000   HORIZON LINES INCORPORATED<<                                                                          2,299,900
   249,900   SEASPAN CORPORATION<<                                                                                 6,642,342
                                                                                                                   8,942,242
                                                                                                                 -----------
WHOLESALE TRADE NON-DURABLE GOODS: 0.96%
   153,300   AIRGAS INCORPORATED                                                                                   7,378,329
                                                                                                                 -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 45

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP OPPORTUNITIES FUND

SHARES       SECURITY NAME                                                                                         VALUE
----------   ----------------------------------------------------------------                                   ------------
WHOLESALE TRADE-DURABLE GOODS: 0.77%
   271,800   LKQ CORPORATION<<+                                                                                 $  5,914,367
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $649,530,248)                                                                          690,772,219
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 30.00%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.76%
 1,938,059   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          1,938,059
 2,370,024   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                2,370,024
 5,022,084   DAILY ASSETS FUND INSTITUTIONAL                                                                      5,022,084
 4,166,438   DREYFUS CASH MANAGEMENT FUND                                                                         4,166,438
                                                                                                                 13,496,605
                                                                                                                ------------

 PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
-----------                                                                      -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 28.24%
$ 2,238,760   ALPINE SECURITIZATION CORPORATION++                                     2.78%         05/07/2008     2,237,723
    771,162   AMSTEL FUNDING CORPORATION                                              2.93          05/20/2008       769,970
  2,420,281   AMSTEL FUNDING CORPORATION++                                            3.05          05/22/2008     2,415,989
  1,815,211   AMSTERDAM FUNDING CORPORATION++                                         2.85          05/05/2008     1,814,636
  1,434,017   APRECO LLC++                                                            2.94          05/28/2008     1,430,884
  5,076,540   ASPEN FUNDING CORPORATION++                                             3.05          05/01/2008     5,076,540
  1,210,141   ATLANTIC ASSET SECURITIZATION CORPORATION                               2.87          05/13/2008     1,208,983
  1,512,676   BANCO SANTANDER TOTTA LOAN+++/-                                         2.73          10/15/2008     1,511,319
  4,140,678   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,140,908)                                             2.00          05/01/2008     4,140,678
  4,617,776   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,618,093)                                             2.47          05/01/2008     4,617,776
  1,512,676   BANK OF IRELAND+++/-                                                    3.06          10/14/2008     1,511,889
  2,420,281   BANK OF SCOTLAND PLC                                                    2.80          05/29/2008     2,415,029
 16,242,085   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY           2.00          05/01/2008    16,242,085
              VALUE $16,242,987)
  1,210,141   BRYANT BANK FUNDING LLC++                                               2.89          05/27/2008     1,207,624
  1,243,117   CANCARA ASSET SECURITIZATION LIMITED++                                  2.96          05/28/2008     1,240,367
  1,210,141   CHARIOT FUNDING LLC++                                                   2.70          05/14/2008     1,208,961
  1,210,141   CHARIOT FUNDING LLC++                                                   2.76          05/29/2008     1,207,552
  3,209,539   CHEYNE FINANCE LLC+++/-(A)(I)@@                                         6.40          02/25/2008     2,310,868
  2,468,393   CHEYNE FINANCE LLC+++/-(A)(I)@@                                         6.48          05/19/2008     1,777,243
    771,162   CIESCO LLC++                                                            2.90          05/21/2008       769,984
  1,784,958   CITIBANK OMNI MASTER TRUST++                                            3.16          05/30/2008     1,780,428
  6,056,754   CLIPPER RECEIVABLES CORPORATION                                         3.02          05/01/2008     6,056,754
  4,538,028   CULLINAN FINANCE CORPORATION+++/-                                       2.51          08/04/2008     4,527,867
 16,242,085   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $16,242,987)                                            2.00          05/01/2008    16,242,085
  2,420,281   ERASMUS CAPITAL CORPORATION++                                           2.96          05/22/2008     2,416,116
  4,247,594   FAIRWAY FINANCE CORPORATION++                                           2.90          05/05/2008     4,246,225
  1,210,141   FALCON ASSET SECURITIZATION CORPORATION++                               2.71          05/12/2008     1,209,139
  1,210,141   FALCON ASSET SECURITIZATION CORPORATION++                               2.76          05/28/2008     1,207,645
  6,050,703   FIVE FINANCE INCORPORATED+++/-                                          2.66          07/09/2008     6,028,298
  4,840,563   GALLEON CAPITAL LLC++                                                   2.90          05/21/2008     4,832,764
  5,016,033   GEMINI SECURITIZATION INCORPORATED++                                    2.90          05/06/2008     5,014,013
  6,050,703   GRAMPIAN FUNDING LIMITED++                                              2.84          05/19/2008     6,042,111

             46 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)

SMALL CAP OPPORTUNITIES FUND

 PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 3,932,957   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(i)                        2.79%        10/16/2008    $  3,932,957
  2,722,817   JUPITER SECURITIZATION CORPORATION++                                    2.71         05/09/2008       2,721,177
  4,365,220   KITTY HAWK FUNDING CORPORATION++                                        2.80         05/06/2008       4,363,522
  3,025,352   LIBERTY STREET FUNDING CORPORATION++                                    2.95         05/01/2008       3,025,352
  3,025,352   LINKS FINANCE LLC+++/-                                                  2.52         08/15/2008       3,009,599
  4,840,563   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,840,886)                              2.40         05/01/2008       4,840,563
  1,273,250   MONT BLANC CAPITAL CORPORATION++                                        2.80         05/16/2008       1,271,764
  1,210,141   MONT BLANC CAPITAL CORPORATION++                                        2.96         05/27/2008       1,207,606
    279,845   MORGAN STANLEY+/-                                                       2.84         10/15/2008         279,622
  2,743,086   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,743,238)                                             2.00         05/01/2008       2,743,086
  5,536,394   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $5,536,765)                                             2.41         05/01/2008       5,536,394
  2,420,281   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               2.90         05/16/2008       2,417,382
  3,025,352   NORTHERN ROCK PLC+++/-                                                  2.79         10/03/2008       3,009,190
  2,783,324   OLD LINE FUNDING CORPORATION++                                          2.80         05/02/2008       2,783,107
  1,764,022   PARK AVENUE RECEIVABLES CORPORATION++                                   2.76         05/30/2008       1,760,114
  2,889,211   PICAROS FUNDING LLC++                                                   2.60         05/06/2008       2,888,168
  1,210,141   PRUDENTIAL PLC++                                                        2.88         05/28/2008       1,207,536
  4,840,563   RANGER FUNDING CORPORATION++                                            2.90         05/02/2008       4,840,173
  2,471,712   REGENCY MARKETS #1 LLC++                                                2.97         05/20/2008       2,467,838
  2,420,281   SCALDIS CAPITAL LIMITED++                                               2.99         05/23/2008       2,415,874
    847,098   SHEFFIELD RECEIVABLES CORPORATION++                                     2.72         05/07/2008         846,714
  1,512,676   SHEFFIELD RECEIVABLES CORPORATION++                                     2.85         05/21/2008       1,510,281
  1,210,141   SLM CORPORATION+++/-                                                    2.73         05/12/2008       1,209,517
  6,292,732   SOLITAIRE FUNDING LLC++                                                 2.82         05/06/2008       6,290,267
  1,875,718   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                             5.27         04/03/2008       1,672,390
  3,025,352   STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)@@                             5.47         02/15/2008       2,697,404
  1,210,141   SWEDBANK MORTGAGE AB                                                    2.95         05/27/2008       1,207,571
  2,117,746   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.85         05/09/2008       2,116,405
  2,759,000   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      3.00         05/15/2008       2,755,781
  1,512,676   TULIP FUNDING CORPORATION++                                             2.88         05/30/2008       1,509,179
  9,076,055   UBS FINANCE (DELAWARE) LLC                                              2.76         05/08/2008       9,071,193
  1,512,676   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                 2.74         10/14/2008       1,511,738
  1,512,676   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      2.76         10/08/2008       1,511,868
  2,601,802   VICTORIA FINANCE LLC+++/-(A)(I)@@                                       2.60         07/28/2008       2,319,767
  1,512,676   VICTORIA FINANCE LLC+++/-(A)(I)@@                                       2.84         08/07/2008       1,348,702
  3,025,352   WHITE PINE FINANCE LLC+++/-(A)(I)@@                                     5.43         02/22/2008       2,774,248
  4,235,492   WINDMILL FUNDING CORPORATION++                                          2.88         05/05/2008       4,234,136
                                                                                                                  216,027,730
                                                                                                                 ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $232,386,613)                                                       229,524,335
                                                                                                                 ------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 47

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP OPPORTUNITIES FUND

  SHARES      SECURITY NAME                                                                                          VALUE
-----------   ----------------------------------------------------------------                                   ------------
SHORT-TERM INVESTMENTS: 9.39%
 71,836,415   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~##                                                        $ 71,836,415
                                                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (COST $71,836,415)                                                                    71,836,415
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $953,753,276)*                                 129.68%                                                     $992,132,969
OTHER ASSETS AND LIABILITIES, NET                    (29.68)                                                     (227,077,819)
                                                     ------                                                      ------------
TOTAL NET ASSETS                                     100.00%                                                     $765,055,150
                                                     ------                                                      ------------

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

##   Short-term security of an affiliate of the Fund with a cost of $71,836,415.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             48 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
-------        -----------------------------------------------------------------                                --------------
COMMON STOCKS: 91.01%
APPAREL & ACCESSORY STORES: 0.59%
   1,710,000   COLLECTIVE BRANDS INCORPORATED+                                                                  $   21,152,700
                                                                                                                --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.28%
   1,192,800   PALM HARBOR HOMES INCORPORATED+**                                                                    10,270,008
                                                                                                                --------------
BUSINESS SERVICES: 4.51%
  17,334,200   3COM CORPORATION+                                                                                    41,428,738
   2,365,700   ABM INDUSTRIES INCORPORATED                                                                          49,537,758
   1,008,300   COGNEX CORPORATION#                                                                                  25,409,160
     980,700   DELUXE CORPORATION                                                                                   20,849,682
     116,254   ELECTRONICS FOR IMAGING INCORPORATED+                                                                 1,676,383
     711,800   HEALTHCARE SERVICES GROUP                                                                            10,862,068
     287,400   HIGHLANDS ACQUISITION CORPORATION+                                                                    2,701,560
     955,800   KFORCE INCORPORATED+                                                                                  7,866,234
      47,100   MPS GROUP INCORPORATED+                                                                                 505,383
      89,700   SRA INTERNATIONAL INCORPORATED CLASS A+#                                                              2,356,419
                                                                                                                   163,193,385
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 3.20%
     697,800   ALPHARMA INCORPORATED CLASS A+                                                                       17,172,858
     763,000   CALGON CARBON CORPORATION+                                                                           10,872,750
     449,300   OM GROUP INCORPORATED+#                                                                              24,603,668
   4,996,800   ORASURE TECHNOLOGIES INCORPORATED+**                                                                 32,279,328
   3,442,100   PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                                             30,910,058
                                                                                                                   115,838,662
                                                                                                                --------------
COMMUNICATIONS: 2.30%
   3,124,194   CHINA GRENTECH CORPORATION LIMITED ADR+**                                                            14,777,438
   8,357,600   CINCINNATI BELL INCORPORATED+                                                                        38,779,264
  11,428,100   CITADEL BROADCASTING CORPORATION+                                                                    15,542,216
     341,910   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                       2,389,951
   1,426,100   MASTEC INCORPORATED+#                                                                                11,679,759
                                                                                                                    83,168,628
                                                                                                                --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.25%
   2,895,300   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES#                                                   115,348,752
     111,200   MATRIX SERVICE COMPANY+                                                                               2,236,232
                                                                                                                   117,584,984
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 0.20%
     886,700   THE COLONIAL BANCGROUP INCORPORATED#                                                                  7,217,738
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 3.61%
   2,339,700   GRAFTECH INTERNATIONAL LIMITED+                                                                      45,975,105
  11,120,100   MRV COMMUNICATIONS INCORPORATED+**                                                                   17,458,557
   1,451,400   OSI SYSTEMS INCORPORATED+**                                                                          35,486,730
   5,970,300   POWER-ONE INCORPORATED+**                                                                            17,851,197
   3,317,500   POWERWAVE TECHNOLOGIES+                                                                               9,056,775
     493,100   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                  4,659,795
                                                                                                                   130,488,159
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.26%
     630,700   INFINITY PHARMACEUTICALS INCORPORATED+                                                                4,295,067
     698,000   SYMYX TECHNOLOGIES INCORPORATED+                                                                      5,241,980
                                                                                                                     9,537,047
                                                                                                                --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 49

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
-------        -----------------------------------------------------------------                                --------------
FINANCIAL SERVICES: 0.26%
     273,500   KBW REGIONAL BANKING ETF                                                                         $    9,520,535
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 1.91%
   7,640,400   DEL MONTE FOODS COMPANY                                                                              68,916,408
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 0.08%
     233,100   FOOT LOCKER INCORPORATED                                                                              2,948,715
                                                                                                                --------------
HEALTH SERVICES: 2.19%
   2,517,800   CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                             30,112,888
   1,432,100   GENTIVA HEALTH SERVICES INCORPORATED+**                                                              31,133,854
     896,600   MDS INCORPORATED+                                                                                    17,851,306
                                                                                                                    79,098,048
                                                                                                                --------------
HOLDING & OTHER INVESTMENT OFFICES: 5.84%
   4,429,700   ANNALY MORTGAGE MANAGEMENT INCORPORATED#                                                             74,241,772
   2,287,600   ANWORTH MORTGAGE ASSET CORPORATION#                                                                  15,281,168
   2,881,800   CAPSTEAD MORTGAGE CORPORATION#**                                                                     37,175,220
     737,500   DISCOVERY HOLDING COMPANY CLASS A+                                                                   17,080,500
   2,020,150   HILLTOP HOLDINGS INCORPORATED+                                                                       21,332,784
   4,585,200   MFA Mortgage Investments Incorporated                                                                32,050,548
     716,200   Sun Communities Incorporated                                                                         13,930,090
                                                                                                                   211,092,082
                                                                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
   1,879,800   EMPIRE RESORTS INCORPORATED+**                                                                        5,056,662
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.03%
   3,338,600   CRAY INCORPORATED+**                                                                                 20,799,478
   3,462,300   INTERMEC INCORPORATED+**                                                                             73,123,776
     101,300   SMITH INTERNATIONAL INCORPORATED                                                                      7,750,463
   1,400,100   VOYAGER LEARNING COMPANY+                                                                             7,840,560
                                                                                                                   109,514,277
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.02%
      36,660   ONEBEACON INSURANCE GROUP LIMITED                                                                       720,736
                                                                                                                --------------
INSURANCE CARRIERS: 2.88%
   1,706,900   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+**                                                         61,141,158
     624,400   MERCURY GENERAL CORPORATION                                                                          31,151,316
     519,700   NYMAGIC INCORPORATED**                                                                               11,823,175
                                                                                                                   104,115,649
                                                                                                                --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.70%
   2,324,100   GEO GROUP INCORPORATED+#                                                                             61,472,445
                                                                                                                --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 2.56%
   7,741,200   CHAMPION ENTERPRISES INCORPORATED+#**                                                                79,889,184
     461,700   SKYLINE CORPORATION**                                                                                12,705,984
                                                                                                                    92,595,168
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 1.95%
     311,000   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP#                                                         9,924,010
   1,045,300   COHERENT INCORPORATED+                                                                               31,149,940
   7,274,300   CREDENCE SYSTEMS CORPORATION+**                                                                       7,565,272
     716,500   ION GEOPHYSICAL CORPORATION+                                                                         11,413,845
     745,800   SYMMETRY MEDICAL INCORPORATED+#                                                                      10,463,574
                                                                                                                    70,516,641
                                                                                                                --------------

             50 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
-------        -----------------------------------------------------------------                                --------------
METAL MINING: 11.03%
   5,174,700   APEX SILVER MINES LIMITED+**                                                                     $   52,005,735
   3,692,700   GOLDCORP INCORPORATED#                                                                              131,903,244
   4,163,300   RANDGOLD RESOURCES LIMITED ADR#**                                                                   189,513,416
   1,977,100   YAMANA GOLD INCORPORATED#                                                                            25,346,422
                                                                                                                   398,768,817
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.79%
   2,047,700   ACCO BRANDS CORPORATION+                                                                             28,503,984
                                                                                                                --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.18%
   1,110,200   COVENANT TRANSPORT INCORPORATED CLASS A+**                                                            6,361,446
                                                                                                                --------------
OIL & GAS EXTRACTION: 26.84%
   1,287,100   BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                     2,651,426
     936,300   FOREST OIL CORPORATION+#                                                                             55,176,159
   6,301,400   GLOBAL INDUSTRIES LIMITED+#**                                                                       100,570,344
   1,219,800   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+#                                                          42,144,090
   1,361,800   HELMERICH & PAYNE INCORPORATED#                                                                      73,196,750
   3,616,700   KEY ENERGY SERVICES INCORPORATED+                                                                    49,548,790
     770,500   MARINER ENERGY INCORPORATED+                                                                         21,234,980
   3,612,400   MCMORAN EXPLORATION COMPANY+#**                                                                      99,052,008
     606,600   NEWFIELD EXPLORATION COMPANY+#                                                                       36,857,016
   8,328,300   NEWPARK RESOURCES INCORPORATED+**                                                                    45,722,367
     291,100   NOBLE ENERGY INCORPORATED#                                                                           25,325,700
     760,700   OCEANEERING INTERNATIONAL INCORPORATED+                                                              50,799,546
   1,845,100   PARKER DRILLING COMPANY+                                                                             14,797,702
       1,200   PETROHAWK ENERGY CORPORATION+                                                                            28,368
     376,000   PETROHAWK ENERGY CORPORATION+                                                                         8,888,640
     607,100   PETROQUEST ENERGY INCORPORATED+                                                                      12,615,538
     333,900   PIONEER NATURAL RESOURCES COMPANY                                                                    19,276,047
     695,700   PRIDE INTERNATIONAL INCORPORATED+                                                                    29,532,465
   2,609,750   RANGE RESOURCES CORPORATION#                                                                        173,235,205
     140,200   TRANSOCEAN INCORPORATED+                                                                             20,673,892
   2,628,800   TRILOGY ENERGY TRUST                                                                                 30,540,125
   1,632,500   WILLBROS GROUP INCORPORATED+#                                                                        58,916,925
                                                                                                                   970,784,083
                                                                                                                --------------
PAPER & ALLIED PRODUCTS: 0.47%
   1,114,500   CHESAPEAKE CORPORATION+**                                                                             4,881,510
   1,583,100   WAUSAU PAPER CORPORATION                                                                             12,253,194
                                                                                                                    17,134,704
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.06%
     412,600   ASHLAND INCORPORATED#                                                                                21,876,052
   2,794,900   INTEROIL CORPORATION+#**                                                                             52,795,661
                                                                                                                    74,671,713
                                                                                                                --------------
PRIMARY METAL INDUSTRIES: 4.21%
     880,000   CARPENTER TECHNOLOGY CORPORATION#                                                                    45,126,400
      87,500   ENCORE WIRE CORPORATION#                                                                              1,977,500
   2,041,600   STEEL DYNAMICS INCORPORATED#                                                                         71,149,760
     132,000   UNITED STATES STEEL CORPORATION#                                                                     20,321,400
     100,365   WEBCO INDUSTRIES INCORPORATED+**(A)                                                                  13,549,208
                                                                                                                   152,124,268
                                                                                                                --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 51

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
-------        -----------------------------------------------------------------                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.83%
   1,244,800   MCCLATCHY COMPANY CLASS A                                                                        $   13,070,400
   3,513,400   R.H. DONNELLEY CORPORATION+#(A)**                                                                    16,829,186
                                                                                                                    29,899,586
                                                                                                                --------------
REAL ESTATE: 0.55%
     790,400   HATTERAS FINANCIAL CORPORATION+                                                                      19,981,312
                                                                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.65%
   1,157,940   CONSTAR INTERNATIONAL INCORPORATED+**                                                                 3,392,764
   8,618,150   INTERTAPE POLYMER GROUP INCORPORATED+**                                                              20,252,653
                                                                                                                    23,645,417
                                                                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.27%
   2,920,600   US CONCRETE INCORPORATED+**                                                                           9,637,980
                                                                                                                --------------
TRANSPORTATION BY AIR: 1.72%
     260,400   AIR CANADA CLASS A+                                                                                   2,122,812
     799,300   ALASKA AIR GROUP INCORPORATED+                                                                       17,168,964
     695,100   LAN AIRLINES SA ADR+#                                                                                 9,196,173
     135,402   PHI INCORPORATED+                                                                                     4,766,150
     773,500   PHI INCORPORATED (NON-VOTING)+**                                                                     29,060,393
                                                                                                                    62,314,492
                                                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.65%
   6,814,800   FLEETWOOD ENTERPRISES INCORPORATED+**                                                                23,511,060
                                                                                                                --------------
TOTAL COMMON STOCKS (COST $2,723,061,103)                                                                        3,291,357,539
                                                                                                                --------------
INVESTMENT COMPANIES: 0.43%
     225,700   ISHARES RUSSELL 2000 VALUE INDEX FUND                                                                15,383,712
TOTAL INVESTMENT COMPANIES (COST $17,228,725)                                                                       15,383,712
                                                                                                                --------------
SHORT-TERM INVESTMENTS: 9.53%
 334,755,007   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~##                                                         334,755,007
                                                                                                                --------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
US TREASURY BILLS: 0.27%
$ 10,000,000   US TREASURY BILLS@                                                   2.17%         05/22/2008         9,998,121
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $344,742,407)                                                                   344,753,128
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,085,032,235)*                                                 100.97%                                  $3,651,494,379
OTHER ASSETS AND LIABILITIES, NET                                       (0.97)                                     (35,127,707)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $3,616,366,672
                                                                       ------                                   --------------

             52 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

                                                                                                  EXPIRATION
CONTRACTS      SECURITY NAME                                                     STRIKE PRICE        DATE            VALUE
------------   --------------------------------------------------------------   -------------   -------------   --------------
WRITTEN OPTIONS: (0.84%)
        (200)  ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                        $ 22.50        07/19/2008    $       (1,000)
      (1,500)  ANWORTH MORTGAGE ASSET CORPORATION CALL+                               7.50        07/19/2008           (45,000)
        (200)  ANWORTH MORTGAGE ASSET CORPORATION CALL+                               7.50        10/18/2008           (10,000)
        (100)  APPLERA CORPORATION- APPLIED BIOSYSTEMS GROUP CALL+                   25.00        09/20/2008           (72,000)
        (900)  ASHLAND INCORPORATED CALL+                                            55.00        07/19/2008          (211,500)
        (600)  CAPSTEAD MORTGAGE CORPORATION CALL+                                   12.50        11/22/2008           (69,000)
        (600)  CAPSTEAD MORTGAGE CORPORATION CALL+                                   15.00        11/22/2008           (27,000)
        (200)  CARPENTER TECHNOLOGY CALL+                                            50.00        06/21/2008           (85,000)
        (500)  CARPENTER TECHNOLOGY CORPORATION CALL+                                50.00        05/17/2008          (137,000)
        (800)  CARPENTER TECHNOLOGY CORPORATION CALL+                                52.50        06/21/2008          (264,000)
        (550)  CARPENTER TECHNOLOGY CORPORATION CALL+                                55.00        06/21/2008          (101,750)
      (1,200)  CARPENTER TECHNOLOGY CORPORATION CALL+                                50.00        09/20/2008          (816,000)
        (200)  CARPENTER TECHNOLOGY CORPORATION CALL+                                60.00        09/20/2008           (52,500)
        (400)  CARPENTER TECHNOLOGY CORPORATION CALL+                                55.00        09/20/2008          (168,000)
        (300)  CHAMPION ENTERPRISES INCORPORATED CALL+                               12.50        07/19/2008           (15,000)
        (150)  CHAMPION ENTERPRISES INCORPORATED CALL+                               12.50        10/18/2008           (15,000)
        (200)  COGNEX CORPORATION CALL+                                              20.00        05/17/2008          (100,000)
        (200)  COGNEX CORPORATION CALL+                                              25.00        05/22/2008           (17,000)
        (300)  COGNEX CORPORATION CALL+                                              25.00        08/16/2008           (69,000)
        (200)  COGNEX CORPORATION CALL+                                              30.00        11/22/2008           (30,000)
        (300)  COGNEX CORPORATION CALL+                                              25.00        06/21/2008           (45,000)
        (874)  ENCORE WIRE CORPORATION CALL+                                         15.00        11/22/2008          (672,980)
        (150)  FOREST OIL CORPORATION CALL+                                          55.00        08/16/2008          (108,000)
        (300)  GEO GROUP INCORPORATED CALL+                                          30.00        06/21/2008           (13,500)
        (200)  GLOBAL INDUSTRIES LIMITED CALL+                                       17.50        06/21/2008           (10,000)
        (200)  GLOBAL INDUSTRIES LIMITED PUT+                                        17.50        06/21/2008           (41,000)
        (300)  GOLDCORP INCORPORATED CALL+                                           35.00        06/21/2008           (87,000)
        (500)  GOLDCORP INCORPORATED CALL+                                           40.00        06/21/2008           (50,000)
        (300)  GOLDCORP INCORPORATED CALL+                                           42.50        07/19/2008           (33,000)
        (100)  HELIX ENERGY SOLUTIONS GROUP CALL+                                    35.00        06/21/2008           (20,000)
        (200)  HELMERICH & PAYNE INCORPORATED CALL+                                  45.00        09/20/2008          (210,000)
        (200)  HELMERICH & PAYNE INCORPORATED CALL+                                  50.00        09/20/2008          (146,800)
      (1,295)  HELMERICH & PAYNE INCORPORATED CALL+                                  40.00        06/21/2008        (1,761,200)
      (1,250)  HELMERICH & PAYNE INCORPORATED CALL+                                  45.00        06/21/2008        (1,137,500)
        (400)  HELMERICH & PAYNE INCORPORATED CALL+                                  50.00        06/21/2008          (217,200)
        (300)  HELMERICH & PAYNE INCORPORATED CALL+                                  55.00        09/20/2008          (137,700)
        (300)  HELMERICH & PAYNE INCORPORATED CALL+                                  60.00        09/20/2008           (84,000)
        (400)  INTEROIL CORPORATION CALL+                                            20.00        06/21/2008           (88,000)
        (100)  LAN AIRLINES S.A. CALL+                                               15.00        09/20/2008            (7,500)
        (200)  MASTEC INCORPORATED CALL+                                             10.00        07/19/2008            (3,000)
        (200)  MCMORAN EXPLORATION COMPANY CALL+                                     25.00        08/16/2008           (93,600)
        (200)  MCMORAN EXPLORATION COMPANY CALL+                                     30.00        11/22/2008           (64,000)
        (200)  NEWFIELD EXPLORATION COMPANY CALL+                                    65.00        06/21/2008           (29,000)
        (200)  NEWFIELD EXPLORATION COMPANY CALL+                                    60.00        06/21/2008           (78,000)
        (200)  NEWFIELD EXPLORATION COMPANY CALL+                                    65.00        09/20/2008           (74,000)
        (200)  NEWFIELD EXPLORATION COMPANY CALL+                                    75.00        09/20/2008           (28,000)
        (100)  NOBLE ENERGY CALL+                                                    75.00        08/16/2008          (143,000)

             Wells Fargo Advantage Small and Mid Cap Stock Funds 53

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

                                                                                                  EXPIRATION
CONTRACTS      SECURITY NAME                                                     STRIKE PRICE        DATE            VALUE
------------   --------------------------------------------------------------   -------------   -------------   --------------
WRITTEN OPTIONS (continued)
        (600)  NOBLE ENERGY CALL+                                                  $ 80.00        08/16/2008    $     (619,200)
      (1,100)  OM GROUP INCORPORATED CALL+                                           50.00        06/21/2008          (825,000)
      (1,150)  OM GROUP INCORPORATED CALL+                                           55.00        06/21/2008          (483,000)
      (1,143)  OM GROUP INCORPORATED CALL+                                           60.00        06/21/2008          (280,034)
        (550)  OM GROUP INCORPORATED CALL+                                           45.00        09/20/2008          (704,000)
        (550)  OM GROUP INCORPORATED CALL+                                           50.00        09/20/2008          (528,000)
        (200)  R.H. DONNELLEY CORPORATION CALL+(A)                                   20.00        05/17/2008                 0
        (600)  R.H. DONNELLEY CORPORATION CALL+(A)                                   22.50        05/17/2008                 0
        (500)  RANDGOLD RESOURCES LIMITED CALL+                                      50.00        06/21/2008           (82,500)
        (400)  RANDGOLD RESOURCES LIMITED CALL+                                      55.00        06/22/2008           (28,000)
        (100)  RANDGOLD RESOURCES LIMITED CALL+                                      55.00        09/20/2008           (26,500)
        (100)  RANDGOLD RESOURCES LIMITED CALL+                                      70.00        09/20/2008            (5,500)
        (400)  RANDGOLD RESOURCES LIMITED CALL+                                      60.00        06/21/2008           (12,000)
         (50)  RANDGOLD RESOURCES LIMITED CALL+                                      65.00        06/21/2008              (750)
        (100)  RANDGOLD RESOURCES LIMITED CALL+                                      60.00        09/20/2008           (17,000)
        (100)  RANDGOLD RESOURCES LIMITED CALL+                                      65.00        09/20/2008           (10,000)
        (100)  RANGOLD RESOURCES LIMITED CALL+                                       75.00        09/20/2008            (3,000)
        (597)  SRA INTERNATIONAL INCORPORATED CALL+                                  22.50        06/21/2008          (202,980)
        (300)  SRA INTERNATIONAL INCORPORATED CALL+                                  25.00        06/21/2008           (60,000)
        (230)  STEEL DYNAMICS INCORPORATED CALL+                                     32.50        11/22/2008          (157,090)
      (1,400)  STEEL DYNAMICS INCORPORATED CALL+                                     35.00        05/17/2008          (224,000)
        (600)  STEEL DYNAMICS INCORPORATED CALL+                                     27.50        08/16/2008          (504,000)
      (2,400)  STEEL DYNAMICS INCORPORATED CALL+                                     30.00        08/16/2008        (1,680,000)
      (1,500)  STEEL DYNAMICS INCORPORATED CALL+                                     22.50        05/17/2008        (1,888,500)
      (2,000)  STEEL DYNAMICS INCORPORATED CALL+                                     25.00        05/17/2008        (2,046,000)
      (2,300)  STEEL DYNAMICS INCORPORATED CALL+                                     27.50        05/17/2008        (1,656,000)
      (3,300)  STEEL DYNAMICS INCORPORATED CALL+                                     30.00        05/17/2008        (1,848,000)
      (3,000)  STEEL DYNAMICS INCORPORATED CALL+                                     32.50        05/17/2008          (933,000)
        (400)  STEEL DYNAMICS INCORPORATED CALL+                                     25.00        08/16/2008          (420,000)
      (1,175)  STEEL DYNAMICS INCORPORATED CALL+                                     32.50        08/16/2008          (638,025)
        (600)  STEEL DYNAMICS INCORPORATED CALL+                                     35.00        08/16/2008          (240,000)
        (200)  STEEL DYNAMICS INCORPORATED CALL+                                     40.00        08/16/2008           (40,000)
        (200)  STEEL DYNAMICS INCORPORATED CALL+                                     40.00        08/16/2008           (40,000)
        (500)  STEEL DYNAMICS INCORPORATED CALL+                                     30.00        11/22/2008          (395,000)
        (400)  STEEL DYNAMICS INCORPORATED CALL+                                     37.50        05/17/2008           (24,000)
        (150)  SYMMETRY MEDICAL INCORPORATED CALL+                                   20.00        07/19/2008              (750)
        (400)  THE COLONIAL BANCGROUP INCORPORATED CALL+                             10.00        06/21/2008           (10,000)
        (250)  UNITED STATES STEEL CORPORATION CALL+                                110.00        07/19/2008        (1,150,000)
        (525)  UNITED STATES STEEL CORPORATION CALL+                                115.00        07/19/2008        (2,252,250)
        (295)  UNITED STATES STEEL CORPORATION CALL+                                110.00        10/18/2008        (1,457,300)
        (250)  UNITED STATES STEEL CORPORATION CALL+                                105.00        07/19/2008        (1,305,000)
        (400)  WILLBROS GROUP INCORPORATED CALL+                                     40.00        06/21/2008           (50,800)
        (200)  WILLBROS GROUP INCORPORATED CALL+                                     45.00        06/21/2008            (6,000)
        (150)  YAMANA GOLD INCORPORATED CALL+                                        15.00        07/19/2008            (9,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(22,295,052))                                                            (30,550,909)
                                                                                                                --------------

             54 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP VALUE FUND

----------
+    Non-income earning securities.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

## Short-term security of an affiliate of the Fund with a cost of $334,755,007.

@    Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             56 Wells Fargo Advantage Small and Mid Cap Stock Funds

         Statements of Assets and Liabilities-April 30, 2008 (Unaudited)


                                                                              C&B Mid         Common          Mid Cap
                                                                             Cap Value         Stock          Growth
                                                                                Fund           Fund            Fund
                                                                           ------------   --------------   ------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ....   $464,360,898   $  925,786,137   $139,627,892
      Collateral received for securities loaned (Note 2) ...............    123,919,830      129,534,960     41,253,710
      Investments in affiliates ........................................     13,913,831      113,948,622      7,977,326
                                                                           ------------   --------------   ------------
   Total investments at market value (see cost below) ..................    602,194,559    1,169,269,719    188,858,928
                                                                           ------------   --------------   ------------
   Cash ................................................................              0                0         50,000
   Receivable for Fund shares issued ...................................        396,674          224,542         11,451
   Receivable for investments sold .....................................     10,702,418        2,385,350      1,874,678
   Receivables for dividends and interest ..............................         72,977          664,310         52,927
   Receivable for interest rate swaps/spread locks .....................              0          970,560              0
                                                                           ------------   --------------   ------------
Total assets ...........................................................    613,366,628    1,173,514,481    190,847,984
                                                                           ------------   --------------   ------------
LIABILITIES
   Option written, at value ............................................              0                0              0
   Payable for Fund shares redeemed ....................................        545,759          246,218         42,367
   Payable for investments purchased ...................................              0          953,230        762,309
   Dividends payable ...................................................              0                0            149
   Payable to investment advisor and affiliates (Note 3) ...............        385,003          877,867        123,190
   Payable upon receipt of securities loaned (Note 2) ..................    125,662,384      131,111,695     41,728,496
   Accrued expenses and other liabilities ..............................         75,209          367,969         30,751
                                                                           ------------   --------------   ------------
Total liabilities ......................................................    126,668,355      133,556,979     42,687,262
                                                                           ------------   --------------   ------------
TOTAL NET ASSETS .......................................................   $486,698,273   $1,039,957,502   $148,160,722
                                                                           ------------   --------------   ------------
NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $617,488,845   $  883,473,456   $147,384,838
   Undistributed net investment income (loss) ..........................      2,970,513       (6,093,144)      (666,721)
   Undistributed net realized gain (loss) on investments ...............    (44,908,297)      23,359,861        521,309
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies ............................................    (88,852,788)     138,246,766        921,296
   Net unrealized appreciation (depreciation) of options, swap
      agreements, and short sales ......................................              0          970,560              0
                                                                           ------------   --------------   ------------
TOTAL NET ASSETS .......................................................   $486,698,273   $1,039,957,502   $148,160,722
                                                                           ------------   --------------   ------------
COMPUTATION OF NE T ASSE T VA LUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ................................................   $ 33,220,312   $  129,450,122   $104,383,008
   Shares outstanding - Class A ........................................      2,247,987        7,423,689     18,670,136
   Net asset value per share - Class A .................................   $      14.78   $        17.44   $       5.59
   Maximum offering price per share - Class A(2) .......................   $      15.68   $        18.50   $       5.93
   Net assets - Class B ................................................   $  8,747,218   $   24,283,140   $  4,600,945
   Shares outstanding - Class B ........................................        610,326        1,514,755        895,685
   Net asset value and offering price per share - Class B ..............   $      14.33   $        16.03   $       5.14
   Net assets - Class C ................................................   $ 10,045,393   $   15,266,811   $  2,630,410
   Shares outstanding - Class C ........................................        700,511          952,696        512,869
   Net asset value and offering price per share - Class C ..............   $      14.34   $        16.02   $       5.13
   Net assets - Class D ................................................   $315,336,701               NA             NA
   Shares outstanding - Class D ........................................     21,230,506               NA             NA
   Net asset value and offering price per share - Class D ..............   $      14.85               NA             NA
   Net assets - Class Z ................................................             NA   $  870,957,429   $ 36,525,062
   Shares outstanding - Class Z ........................................             NA       48,885,900      6,580,636
   Net asset value and offering price per share - Class Z ..............             NA   $        17.82   $       5.55
   Net assets - Administrator Class ....................................   $ 54,040,395               NA   $     10,649
   Shares outstanding - Administrator Class ............................      3,625,703               NA          1,905
   Net asset value and offering price per share - Administrator Class ..   $      14.90               NA   $       5.59
   Net assets - Institutional Class ....................................   $ 65,308,254               NA   $     10,648
   Shares outstanding - Institutional Class ............................      4,370,183               NA          1,905
   Net asset value and offering price per share - Institutional Class ..   $      14.94               NA   $       5.59
                                                                           ------------   --------------   ------------
Investments at cost ....................................................   $691,047,347   $1,031,022,953   $187,937,632
                                                                           ------------   --------------   ------------
Securities on loan, at market value (Note 2) ...........................   $121,418,938   $  126,004,699   $ 39,863,799
                                                                           ------------   --------------   ------------
Premiums received on written options (Note 2) ..........................   $          0   $            0   $          0
                                                                           ------------   --------------   ------------

(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

         Statements of Assets and Liabilities-April 30, 2008 (Unaudited)

             Wells Fargo Advantage Small and Mid Cap Stock Funds 57


                                                                             Small Cap        Small Cap       Small Cap
                                                                               Growth       Opportunities       Value
                                                                                Fund             Fund            Fund
                                                                           --------------   -------------   --------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ....   $  387,879,171    $690,772,219   $2,120,353,073
      Collateral received for securities loaned (Note 2) ...............      161,205,275     229,524,335                0
      Investments in affiliates ........................................       18,156,795      71,836,415    1,531,141,306
                                                                           --------------    ------------   --------------
   Total investments at market value (see cost below) ..................      567,241,241     992,132,969    3,651,494,379
                                                                           --------------    ------------   --------------
   Cash ................................................................           50,000          50,000           30,000
   Receivable for Fund shares issued ...................................        1,324,778          43,801        1,997,841
   Receivable for investments sold .....................................        3,310,690       6,977,468        9,873,040
   Receivables for dividends and interest ..............................           65,688         554,058        2,165,097
   Receivable for interest rate swaps/spread locks .....................                0               0                0
                                                                           --------------    ------------   --------------
Total assets ...........................................................      571,992,397     999,758,296    3,665,560,357
                                                                           --------------    ------------   --------------
LIABILITIES
   Option written, at value ............................................                0               0       30,550,909
   Payable for Fund shares redeemed ....................................           95,738             850          498,107
   Payable for investments purchased ...................................        3,929,290       1,514,896       14,024,392
   Dividends payable ...................................................                0               0            7,816
   Payable to investment advisor and affiliates (Note 3) ...............          327,941         618,085        3,322,105
   Payable upon receipt of securities loaned (Note 2) ..................      163,013,104     232,386,613                0
   Accrued expenses and other liabilities ..............................           70,367         182,702          790,356
                                                                           --------------    ------------   --------------
Total liabilities ......................................................      167,436,440     234,703,146       49,193,685
                                                                           --------------    ------------   --------------
TOTAL NET ASSETS .......................................................   $  404,555,957    $765,055,150   $3,616,366,672
                                                                           --------------    ------------   --------------
NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $  452,785,192    $692,731,605   $3,047,112,206
   Undistributed net investment income (loss) ..........................       (1,638,637)        115,690      (39,416,500)
   Undistributed net realized gain (loss) on investments ...............       (7,325,243)     33,828,162       50,464,241
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies ............................................      (39,265,355)     38,379,693      566,462,582
   Net unrealized appreciation (depreciation) of options, swap
      agreements, and short sales ......................................                0               0       (8,255,857)
                                                                           --------------    ------------   --------------
TOTAL NET ASSETS .......................................................   $  404,555,957    $765,055,150   $3,616,366,672
                                                                           --------------    ------------   --------------
COMPUTATION OF NE T ASSE T VA LUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ................................................   $  174,011,165              NA   $  606,373,516
   Shares outstanding - Class A ........................................       15,602,196              NA       21,554,947
   Net asset value per share - Class A .................................   $        11.15              NA   $        28.13
   Maximum offering price per share - Class A(2) .......................   $        11.83              NA   $        29.85
   Net assets - Class B ................................................   $    8,827,762              NA   $   94,607,404
   Shares outstanding - Class B ........................................          831,908              NA        3,645,925
   Net asset value and offering price per share - Class B ..............   $        10.61              NA   $        25.95
   Net assets - Class C ................................................   $    7,999,834              NA   $  119,357,998
   Shares outstanding - Class C ........................................          752,609              NA        4,585,140
   Net asset value and offering price per share - Class C ..............   $        10.63              NA   $        26.03
   Net assets - Class D ................................................               NA              NA               NA
   Shares outstanding - Class D ........................................               NA              NA               NA
   Net asset value and offering price per share - Class D ..............               NA              NA               NA
   Net assets - Class Z ................................................   $   30,761,141              NA   $2,383,377,507
   Shares outstanding - Class Z ........................................        2,777,336              NA       83,514,517
   Net asset value and offering price per share - Class Z ..............   $        11.08              NA   $        28.54
   Net assets - Administrator Class ....................................   $   90,520,720    $765,055,150               NA
   Shares outstanding - Administrator Class ............................        8,016,940      24,175,082               NA
   Net asset value and offering price per share - Administrator Class ..   $        11.29    $      31.65               NA
   Net assets - Institutional Class ....................................   $   92,435,335              NA   $  412,650,247
   Shares outstanding - Institutional Class ............................        8,092,702              NA       14,488,851
   Net asset value and offering price per share - Institutional Class ..   $        11.42              NA   $        28.48
                                                                           --------------    ------------   --------------
Investments at cost ....................................................   $  606,506,596    $953,753,276   $3,085,032,235
                                                                           --------------    ------------   --------------
Securities on loan, at market value (Note 2) ...........................   $  155,783,652    $223,205,330   $            0
                                                                           --------------    ------------   --------------
Premiums received on written options (Note 2) ..........................   $            0    $          0   $   22,295,052
                                                                           --------------    ------------   --------------

             58 Wells Fargo Advantage Small and Mid Cap Stock Funds

  Statements of Operations--For the Six Months Ended April 30, 2008 (Unaudited)


                                               C&B Mid          Common
                                              Cap Value         Stock
                                                Fund            Fund
                                            -------------   -------------
INVESTMENT INCOME
   Dividends(1) .........................   $   8,119,967   $   3,534,708
   Interest .............................           1,354         163,389
   Interest from affiliated securities ..         273,211       2,471,511
   Securities lending income, net .......         276,971         382,047
                                            -------------   -------------
Total investment income .................       8,671,503       6,551,655
                                            -------------   -------------
EXPENSES
   Advisory fees ........................       2,298,866       3,744,683
   Administration fees
      Fund Level ........................         155,347         259,448
      Class A ...........................          53,370          78,604
      Class B ...........................          14,968          36,920
      Class C ...........................          16,837          22,416
      Class D ...........................         577,509              NA
      Class Z ...........................              NA       2,036,684
      Administrator Class ...............          39,654              NA
      Institutional Class ...............          27,493              NA
   Custody fees .........................          62,139         103,779
   Shareholder servicing fees (Note 3) ..         688,774       1,287,814
   Accounting fees ......................          38,944          35,129
   Distribution fees (Note 3)
      Class B ...........................          40,093          98,892
      Class C ...........................          45,101          60,044
   Professional fees ....................          16,091           7,302
   Registration fees ....................          41,541          26,147
   Shareholder reports ..................          61,528         106,739
   Trustees'fees ........................           4,323           4,323
   Other fees and expenses ..............          28,969           6,318
                                            -------------   -------------
Total expenses ..........................       4,211,547       7,915,242
                                            -------------   -------------
LESS
   Waived fees and reimbursed expenses
      (Note 3) ..........................        (345,917)     (1,052,524)
   Net expenses .........................       3,865,630       6,862,718
                                            -------------   -------------
Net investment income (loss) ............       4,805,873        (311,063)
                                            -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and
      foreign currency translation ......     (43,471,354)     29,792,915
   Options, swap agreements and short
      sale transactions .................               0       1,570,643
                                            -------------   -------------
Net realized gain and loss from
   investments ..........................     (43,471,354)     31,363,558
                                            -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF
   Securities, foreign currencies and
      foreign currency translation ......     (81,191,471)   (108,288,050)
   Options, swap agreements and short
      sale transactions .................               0      (3,926,804)
                                            -------------   -------------
Net change in unrealized appreciation
   (depreciation) of investments ........     (81,191,471)   (112,214,854)
                                            -------------   -------------
Net realized and unrealized gain
   (loss) on investments ................    (124,662,825)    (80,851,296)
                                            -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $(119,856,952)  $ (81,162,359)
                                            =============   =============
(1)Net of foreign withholding taxes
   of ...................................   $           0   $           0

(2) Administrator Class and Institutional Class in Mid Cap Growth Fund originated on March 31, 2008. Expenses presented for these Classes are for the one month period from March 31, 2008 to April 30, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 59

  Statements of Operations--For the Six Months Ended April 30, 2008 (Unaudited)


                                               Mid Cap       Small Cap      Small Cap       Small Cap
                                               Growth         Growth      Opportunities       Value
                                               Fund(2)         Fund            Fund            Fund
                                            ------------   ------------   -------------   -------------
INVESTMENT INCOME
   Dividends(1) .........................   $    322,477   $    310,114   $   3,086,291   $  14,920,475
   Interest .............................              0            149          27,300         249,011
   Interest from affiliated securities ..         65,466        207,618       1,489,518       3,779,574
   Securities lending income, net .......         79,989        436,866         653,598               0
                                            ------------   ------------   -------------   -------------
Total investment income .................        467,932        954,747       5,256,707      18,949,060
                                            ------------   ------------   -------------   -------------
EXPENSES
   Advisory fees ........................        577,371      1,765,970       3,411,160      14,699,516
   Administration fees
      Fund Level ........................         38,491         99,893         196,437         908,617
      Class A ...........................        151,912        243,536              NA         867,767
      Class B ...........................          7,481         14,952              NA         143,206
      Class C ...........................          3,629         12,076              NA         175,379
      Class D ...........................             NA             NA              NA              NA
      Class Z ...........................         81,437         72,058              NA       5,245,632
      Administrator Class ...............              1         44,252         392,874              NA
      Institutional Class ...............              1         33,860              NA         146,849
   Custody fees .........................         15,397         39,957          78,575         363,447
   Shareholder servicing fees (Note 3) ..        190,871        390,391         880,423       4,052,014
   Accounting fees ......................         17,444         26,928          33,175          97,019
   Distribution fees (Note 3)
      Class B ...........................         20,039         40,052              NA         383,587
      Class C ...........................          9,721         32,345              NA         469,766
   Professional fees ....................         15,229         15,163          17,693          29,564
   Registration fees ....................         18,864         27,515          12,564          63,020
   Shareholder reports ..................          9,164         87,953          33,928         198,702
   Trustees'fees ........................          4,323          4,323           4,323           4,323
   Other fees and expenses ..............          4,026          7,299          10,171          38,384
                                            ------------   ------------   -------------   -------------
   Total expenses .......................      1,165,401      2,958,523       5,071,323      27,886,792
                                            ------------   ------------   -------------   -------------
LESS
   Waived fees and reimbursed expenses
      (Note 3) ..........................        (30,748)      (365,139)       (356,829)     (2,769,843)
   Net expenses .........................      1,134,653      2,593,384       4,714,494      25,116,949
                                            ------------   ------------   -------------   -------------
Net investment income (loss) ............       (666,721)    (1,638,637)        542,213      (6,167,889)
                                            ------------   ------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and
      foreign currency translation ......      3,656,328      5,913,910      34,093,003     132,682,483
   Options, swap agreements and short
      sale transactions .................              0              0               0      (7,651,232)
                                            ------------   ------------   -------------   -------------
Net realized gain and loss from
   investments ..........................      3,656,328      5,913,910      34,093,003     125,031,251
                                            ------------   ------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF
   Securities, foreign currencies and
      foreign currency translation ......    (24,040,024)   (85,441,669)   (108,933,051)   (523,894,953)
   Options, swap agreements and short
      sale transactions .................              0              0               0      14,961,534
                                            ------------   ------------   -------------   -------------
Net change in unrealized appreciation
   (depreciation) of investments ........    (24,040,024)   (85,441,669)   (108,933,051)   (508,933,419)
                                            ------------   ------------   -------------   -------------
Net realized and unrealized gain
   (loss) on investments ................    (20,383,696)   (79,527,759)    (74,840,048)   (383,902,168)
                                            ------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $(21,050,417)  $(81,166,396)  $ (74,297,835)  $(390,070,057)
                                            ============   ============   =============   =============
(1)Net of foreign withholding taxes
   of ...................................   $          0   $          0   $       6,765   $     295,171

             60 Wells Fargo Advantage Small and Mid Cap Stock Funds

                      Statements of Changes in Net Assets


                                                                 C&B MID CAP VALUE FUND
                                                             -----------------------------
                                                              For the Six
                                                              Months Ended      For the
                                                               April 30,       Year Ended
                                                                  2008          October
                                                             (Unaudited)        31, 2007
                                                             -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................   $ 897,718,698   $ 818,180,774
OPERATIONS
   Net investment income (loss) ..........................       4,805,873       2,495,371
   Net realized gain (loss) on investments ...............     (43,471,354)    142,758,144
   Net change in unrealized appreciation (depreciation)
      of investments .....................................     (81,191,471)   (123,140,198)
                                                             -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................    (119,856,952)     22,113,317
                                                             -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................        (157,101)       (129,710)
      Class D ............................................      (1,810,640)     (2,464,100)
      Class Z ............................................              NA              NA
      Administrator Class ................................        (552,724)       (295,845)
      Institutional Class ................................        (679,686)       (381,798)
   Net realized gain on sales of investments
      Class A ............................................      (8,882,013)     (4,798,388)
      Class B ............................................      (2,603,231)     (1,754,248)
      Class C ............................................      (2,913,466)     (1,369,537)
      Class D ............................................     (96,283,334)    (69,570,389)
      Class Z ............................................              NA              NA
      Administrator Class ................................     (18,417,909)     (9,270,199)
      Institutional Class ................................     (14,379,949)     (6,136,456)
                                                             -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................    (146,680,053)    (96,170,670)
                                                             -------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................       7,018,764      31,726,720
   Reinvestment of distributions - Class A ...............       8,214,556       4,476,488
   Cost of shares redeemed - Class A .....................     (16,403,497)    (23,204,542)
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS A ...............      (1,170,177)     12,998,666
                                                             -------------   -------------
   Proceeds from shares sold - Class B ...................         186,281       3,411,150
   Reinvestment of distributions - Class B ...............       2,546,003       1,714,930
   Cost of shares redeemed - Class B .....................      (3,579,566)     (4,979,826)
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS B ...............        (847,282)        146,254
                                                             -------------   -------------
   Proceeds from shares sold - Class C ...................         839,925       7,377,350
   Reinvestment of distributions - Class C ...............       2,743,750       1,337,883
   Cost of shares redeemed - Class C .....................      (4,455,046)     (2,700,391)
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS C ...............        (871,371)      6,014,842
                                                             -------------   -------------
   Proceeds from shares sold - Class D ...................      71,657,924     334,570,385
   Reinvestment of distributions - Class D ...............      96,063,585      70,808,233
   Cost of shares redeemed - Class D .....................    (307,692,631)   (329,876,882)
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS D ...............    (139,971,122)     75,501,736
                                                             -------------   -------------
   Proceeds from shares sold - Class Z ...................              NA              NA
   Reinvestment of distributions - Class Z ...............              NA              NA
   Cost of shares redeemed - Class Z .....................              NA              NA
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS Z ...............              NA              NA
                                                             -------------   -------------
   Proceeds from shares sold - Administrator Class .......      11,117,763      93,373,223
   Reinvestment of distributions - Administrator Class ...      15,804,466       8,092,708
   Cost of shares redeemed - Administrator Class .........     (41,304,375)    (74,503,717)
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...     (14,382,146)     26,962,214
                                                             -------------   -------------
   Proceeds from shares sold - Institutional Class .......      47,334,589     158,953,830
   Reinvestment of distributions - Institutional Class ...      15,059,269       6,495,331
   Cost of shares redeemed - Institutional Class .........     (49,635,180)   (133,477,596)
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...      12,758,678      31,971,565
                                                             -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - TOTAL .................    (144,483,420)    153,595,277
                                                             -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ....................    (411,020,425)     79,537,924
                                                             =============   =============
ENDING NET ASSETS ........................................   $ 486,698,273   $ 897,718,698
                                                             =============   =============

----------
(1) Administrator Class and Institutional Class in Mid Cap Growth Fund originated on March 31, 2008. Information presented for these Classes are for the one month period from March 31, 2008 to April 30, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 61

                       Statements of Changes in Net Assets

                                                                    COMMON STOCK FUND             MID CAP GROWTH FUND(1)
                                                             -------------------------------   ---------------------------
                                                                                                For the Six
                                                               For the Six                     Months Ended      For the
                                                              Months Ended     For the Year      April 30,     Year Ended
                                                             April 30, 2008    Ended October       2008          October
                                                               (Unaudited)       31, 2007       (Unaudited)     31, 2007
                                                             --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................   $1,169,835,570   $1,109,461,730   $182,370,941   $151,216,185
OPERATIONS
   Net investment income (loss) ..........................         (311,063)      (3,137,868)      (666,721)    (1,144,590)
   Net realized gain (loss) on investments ...............       31,363,558      187,169,116      3,656,328     35,485,585
   Net change in unrealized appreciation (depreciation)
      of investments .....................................     (112,214,854)      22,482,474    (24,040,024)    10,829,257
                                                             --------------   --------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................      (81,162,359)     206,513,722    (21,050,417)    45,170,252
                                                             --------------   --------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................         (356,600)               0              0              0
      Class D ............................................               NA               NA             NA             NA
      Class Z ............................................       (6,223,545)              NA             NA             NA
      Administrator Class ................................               NA               NA             NA             NA
      Institutional Class ................................               NA               NA             NA             NA
   Net realized gain on sales of investments
      Class A ............................................       (9,803,131)     (13,744,701)   (21,824,690)   (13,456,997)
      Class B ............................................       (5,181,903)      (7,596,727)    (1,194,436)      (986,175)
      Class C ............................................       (3,130,306)      (4,181,212)      (527,976)      (265,145)
      Class D ............................................               NA               NA             NA             NA
      Class Z ............................................     (163,460,865)    (204,174,197)    (7,430,771)    (4,903,153)
      Administrator Class ................................               NA               NA             NA             NA
      Institutional Class ................................               NA               NA             NA             NA
                                                             --------------   --------------   ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................     (188,156,350)    (229,696,837)   (30,977,873)   (19,611,470)
                                                             --------------   --------------   ------------   ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................      112,663,075       14,474,513     13,356,583     38,910,546
   Reinvestment of distributions - Class A ...............        9,893,384       13,416,447     21,178,965     13,075,687
   Cost of shares redeemed - Class A .....................      (41,115,037)     (28,054,689)   (21,977,419)   (45,275,618)
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS A ...............       81,441,422         (163,729)    12,558,129      6,710,615
                                                             --------------   --------------   ------------   ------------
   Proceeds from shares sold - Class B ...................          679,896        2,209,224        406,412        977,239
   Reinvestment of distributions - Class B ...............        4,763,889        6,836,229      1,112,795        930,174
   Cost of shares redeemed - Class B .....................       (5,053,043)     (10,027,286)    (2,009,403)    (3,288,230)
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS B ...............          390,742         (981,833)      (490,196)    (1,380,817)
                                                             --------------   --------------   ------------   ------------
   Proceeds from shares sold - Class C ...................        2,067,347        2,582,068        658,714        814,740
   Reinvestment of distributions - Class C ...............        2,473,560        3,193,025        459,826        235,024
   Cost of shares redeemed - Class C .....................       (3,273,948)      (5,225,033)      (310,571)      (628,926)
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS C ...............        1,266,959          550,060        807,969        420,838
                                                             --------------   --------------   ------------   ------------
   Proceeds from shares sold - Class D ...................               NA               NA             NA             NA
   Reinvestment of distributions - Class D ...............               NA               NA             NA             NA
   Cost of shares redeemed - Class D .....................               NA               NA             NA             NA
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS D ...............               NA               NA             NA             NA
                                                             --------------   --------------   ------------   ------------
   Proceeds from shares sold - Class Z ...................       35,138,430       77,092,133      2,881,306      7,269,651
   Reinvestment of distributions - Class Z ...............      163,552,562      196,719,861      7,286,742      4,811,130
   Cost of shares redeemed - Class Z .....................     (142,349,474)    (189,659,537)    (5,245,879)   (12,235,443)
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS Z ...............       56,341,518       84,152,457      4,922,169       (154,662)
                                                             --------------   --------------   ------------   ------------
   Proceeds from shares sold - Administrator Class .......               NA               NA         10,000             NA
   Reinvestment of distributions - Administrator Class ...               NA               NA             NA             NA
   Cost of shares redeemed - Administrator Class .........               NA               NA             NA             NA
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...               NA               NA         10,000             NA
                                                             --------------   --------------   ------------   ------------
   Proceeds from shares sold - Institutional Class .......               NA               NA         10,000             NA
   Reinvestment of distributions - Institutional Class ...               NA               NA             NA             NA
   Cost of shares redeemed - Institutional Class .........               NA               NA             NA             NA
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...               NA               NA         10,000             NA
                                                             --------------   --------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - TOTAL .................      139,440,641       83,556,955     17,818,071      5,595,974
                                                             --------------   --------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................     (129,878,068)      60,373,840    (34,210,219)    31,154,756
                                                             ==============   ==============   ============   ============
ENDING NET ASSETS ........................................   $1,039,957,502   $1,169,835,570   $148,160,722   $182,370,941
                                                             ==============   ==============   ============   ============

             62 Wells Fargo Advantage Small and Mid Cap Stock Funds

                       Statements of Changes in Net Assets


                                                                      C&B MID CAP VALUE FUND
                                                                 --------------------------------
                                                                   For the Six
                                                                  Months Ended        For the
                                                                 April 30, 2008     Year Ended
                                                                   (Unaudited)   October 31, 2007
                                                                 --------------  ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................        447,228        1,373,092
   Shares issued in reinvestment of distributions - Class A ...        507,115          201,931
   Shares redeemed - Class A ..................................     (1,028,011)      (1,007,419)
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....        (73,668)         567,604
                                                                  ------------     ------------
   Shares sold - Class B ......................................         11,510          150,247
   Shares issued in reinvestment of distributions - Class B ...        162,166           78,956
   Shares redeemed - Class B ..................................       (234,811)        (220,269)
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....        (61,135)           8,934
                                                                  ------------     ------------
   Shares sold - Class C ......................................         52,874          324,988
   Shares issued in reinvestment of distributions - Class C ...        174,650           61,568
   Shares redeemed - Class C ..................................       (286,453)        (119,783)
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....        (58,929)         266,773
                                                                  ------------     ------------
   Shares sold - Class D ......................................      4,240,588       14,458,417
   Shares issued in reinvestment of distributions - Class D ...      5,901,318        3,182,736
   Shares redeemed - Class D ..................................    (17,920,158)     (14,245,065)
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ....     (7,778,252)       3,396,088
                                                                  ------------     ------------
   Shares sold - Class Z ......................................             NA               NA
   Shares issued in reinvestment of distributions - Class Z ...             NA               NA
   Shares redeemed - Class Z ..................................             NA               NA
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ....             NA               NA
                                                                  ------------     ------------
   Shares sold - Administrator Class ..........................        731,018        4,113,343
   Shares issued in reinvestment of distributions -
      Administrator Class .....................................        965,683          362,770
   Shares redeemed - Administrator Class ......................     (2,720,870)      (3,270,300)
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      ADMINISTRATOR CLASS .....................................     (1,024,169)       1,205,813
                                                                  ------------     ------------
   Shares sold - Institutional Class ..........................      3,027,538        6,606,026
   Shares issued in reinvestment of distributions -
      Institutional Class .....................................        915,914          289,818
   Shares redeemed - Institutional Class ......................     (3,180,157)      (5,612,321)
                                                                  ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      INSTITUTIONAL CLASS .....................................        763,295        1,283,523
                                                                  ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ............................   $ (8,232,858)    $  6,728,735
                                                                  ============     ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..      2,970,513        1,364,791
                                                                  ------------     ------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 63

                       Statements of Changes in Net Assets


                                                                         COMMON STOCK FUND                MID CAP GROWTH FUND
                                                                 --------------------------------  --------------------------------
                                                                   For the Six                       For the Six
                                                                  Months Ended        For the       Months Ended        For the
                                                                 April 30, 2008     Year Ended     April 30, 2008     Year Ended
                                                                   (Unaudited)   October 31, 2007    (Unaudited)   October 31, 2007
                                                                 --------------  ----------------  --------------  ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................     6,491,936          669,198        2,171,488        5,396,336
   Shares issued in reinvestment of distributions - Class A ...       554,550          682,424        3,632,756        2,126,112
   Shares redeemed - Class A ..................................    (2,379,118)      (1,318,254)      (3,779,088)      (6,397,037)
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....     4,667,368           33,368        2,025,156        1,125,411
                                                                  -----------      -----------      -----------      -----------
   Shares sold - Class B ......................................        41,331          116,278           70,184          147,979
   Shares issued in reinvestment of distributions - Class B ...       291,191          370,929          206,839          160,098
   Shares redeemed - Class B ..................................      (306,728)        (506,744)        (363,066)        (501,269)
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....        25,794          (19,537)         (86,043)        (193,192)
                                                                  -----------      -----------      -----------      -----------
   Shares sold - Class C ......................................       126,223          136,826          116,156          123,843
   Shares issued in reinvestment of distributions - Class C ...       151,288          173,346           85,629           40,521
   Shares redeemed - Class C ..................................      (201,956)        (266,098)         (61,284)         (98,666)
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....        75,555           44,074          140,501           65,698
                                                                  -----------      -----------      -----------      -----------
   Shares sold - Class D ......................................            NA               NA               NA               NA
   Shares issued in reinvestment of distributions - Class D ...            NA               NA               NA               NA
   Shares redeemed - Class D ..................................            NA               NA               NA               NA
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ....            NA               NA               NA               NA
                                                                  -----------      -----------      -----------      -----------
   Shares sold - Class Z ......................................     1,936,969        3,581,905          502,286        1,043,124
   Shares issued in reinvestment of distributions - Class Z ...     8,971,848        9,831,077        1,258,505          784,849
   Shares redeemed - Class Z ..................................    (7,859,565)      (8,578,454)        (917,596)      (1,782,797)
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ....     3,049,252        4,834,528          843,195           45,176
                                                                  -----------      -----------      -----------      -----------
   Shares sold - Administrator Class ..........................            NA               NA            1,905               NA
   Shares issued in reinvestment of distributions -
      Administrator Class .....................................            NA               NA               NA               NA
   Shares redeemed - Administrator Class ......................            NA               NA               NA               NA
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      ADMINISTRATOR CLASS .....................................            NA               NA            1,905               NA
                                                                  -----------      -----------      -----------      -----------
   Shares sold - Institutional Class ..........................            NA               NA            1,905               NA
   Shares issued in reinvestment of distributions -
      Institutional Class .....................................            NA               NA               NA               NA
   Shares redeemed - Institutional Class ......................            NA               NA               NA               NA
                                                                  -----------      -----------      -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      INSTITUTIONAL CLASS .....................................            NA               NA            1,905               NA
                                                                  -----------      -----------      -----------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ............................   $ 7,817,969      $ 4,892,433      $ 2,926,619      $ 1,043,093
                                                                  ===========      ===========      ===========      ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..    (6,093,141)         798,067         (666,721)               0
                                                                  -----------      -----------      -----------      -----------

             64 Wells Fargo Advantage Small and Mid Cap Stock Funds

                      Statements of Changes in Net Assets


                                                                 Small Cap Growth Fund
                                                          -----------------------------------
                                                               For the
                                                          Six Months Ended        For the
                                                           April 30, 2008       Year Ended
                                                             (Unaudited)     October 31, 2007
                                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets................................     $463,544,108       $292,886,990
OPERATIONS
   Net investment income (loss)........................       (1,638,637)        (3,197,265)
   Net realized gain (loss) on investments.............        5,913,910         77,221,834
   Net change in unrealized appreciation (depreciation)
      of investments...................................      (85,441,669)        19,784,218
                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..........................................      (81,166,396)        93,808,787
                                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A..........................................                0                  0
      Class Z..........................................                0                  0
      Administrator Class..............................                0                  0
      Institutional Class..............................                0                  0
   Net realized gain on sales of investments
      Class A..........................................      (29,161,141)       (15,582,655)
      Class B..........................................       (2,018,118)        (2,180,416)
      Class C..........................................       (1,584,750)          (756,886)
      Class Z..........................................       (5,722,026)        (4,055,692)
      Administrator Class..............................      (15,809,026)        (7,516,815)
      Institutional Class..............................      (12,816,987)        (6,047,204)
                                                            ------------       ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................      (67,112,048)       (36,139,668)
                                                            ------------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A.................       80,936,769        100,373,579
   Reinvestment of distributions - Class A.............       22,004,281         11,256,743
   Cost of shares redeemed - Class A...................      (63,978,422)       (47,765,376)
                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS A.............       38,962,628         63,864,946
                                                            ------------       ------------
   Proceeds from shares sold - Class B.................          243,694            971,844
   Reinvestment of distributions - Class B.............        1,970,777          2,119,310
   Cost of shares redeemed - Class B...................       (3,255,056)       (10,801,018)
                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS B.............       (1,040,585)        (7,709,864)
                                                            ------------       ------------
   Proceeds from shares sold - Class C.................        1,425,768          3,706,498
   Reinvestment of distributions - Class C.............        1,157,737            572,481
   Cost of shares redeemed - Class C...................       (1,362,606)        (1,683,330)
                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS C..............       1,220,899          2,595,649
                                                            ------------       ------------
   Proceeds from shares sold - Class Z..................         690,888          3,930,662
   Reinvestment of distributions - Class Z..............       5,532,180          3,918,516
   Cost of shares redeemed - Class Z....................      (5,773,828)        (7,433,743)
                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS Z..............         449,240            415,435
                                                            ------------       ------------
   Proceeds from shares sold - Administrator Class......      77,935,055        120,831,747
   Reinvestment of distributions - Administrator Class..      15,530,036          7,142,538
   Cost of shares redeemed - Administrator Class........     (79,154,833)       (92,578,484)
                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS..      14,310,258         35,395,801
                                                            ------------       ------------
   Proceeds from shares sold - Institutional Class......      57,749,253         30,454,663
   Reinvestment of distributions - Institutional Class..      12,222,925          5,660,954
   Cost of shares redeemed - Institutional Class........     (34,584,325)       (17,689,585)
                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS..      35,387,853         18,426,032
                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL...................      89,290,293        112,987,999
                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS...................     (58,988,151)       170,657,118
                                                            ------------       ------------
ENDING NET ASSETS.......................................    $404,555,957       $463,544,108
                                                            ============       ============

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 65

                       Statements of Changes in Net Assets


                                                              SMALL CAP OPPORTUNITIES FUND              SMALL CAP VALUE FUND
                                                          -----------------------------------   -----------------------------------
                                                               For the                               For the
                                                          Six Months Ended        For the       Six Months Ended        For the
                                                           April 30, 2008       Year Ended       April 30, 2008       Year Ended
                                                             (Unaudited)     October 31, 2007      (Unaudited)     October 31, 2007
                                                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets.................................   $ 910,161,940      $ 800,077,699     $ 4,177,653,842    $ 3,500,023,838
Operations
   Net investment income (loss).........................         542,213          2,503,176          (6,167,889)       (17,018,686)
   Net realized gain (loss) on investments..............      34,093,003        110,547,125         125,031,251        518,394,262
   Net change in unrealized appreciation (depreciation)
      of investments....................................    (108,933,051)        50,051,199        (508,933,419)       252,019,887
                                                           -------------      -------------     ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS...........................................     (74,297,835)       163,101,500        (390,070,057)       753,395,463
                                                           -------------      -------------     ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A...........................................              NA                 NA            (141,933)                 0
      Class Z...........................................              NA                 NA          (1,105,714)                 0
      Administrator Class...............................      (2,608,842)                 0                  NA                 NA
      Institutional Class...............................              NA                 NA          (2,313,466)                NA
   Net realized gain on sales of investments
      Class A...........................................              NA                 NA         (93,419,985)       (58,821,788)
      Class B...........................................              NA                 NA         (16,840,469)       (12,074,266)
      Class C...........................................              NA                 NA         (20,212,008)       (13,497,685)
      Class Z...........................................              NA                 NA        (348,362,033)      (229,863,190)
      Administrator Class...............................    (110,577,897)      (123,821,125)                 NA                 NA
      Institutional Class...............................              NA                 NA         (57,044,953)                 0
                                                           -------------      -------------     ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....................    (113,186,739)      (123,821,125)       (539,440,561)      (314,256,929)
                                                           -------------      -------------     ---------------    ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A..................              NA                 NA         149,535,892        249,924,269
   Reinvestment of distributions - Class A..............              NA                 NA          91,037,833         57,137,850
   Cost of shares redeemed - Class A....................              NA                 NA        (188,771,617)      (323,159,164)
                                                           -------------      -------------     ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS A..............              NA                 NA          51,802,108        (16,097,045)
                                                           -------------      -------------     ---------------    ---------------
   Proceeds from shares sold - Class B..................              NA                 NA           1,288,804          2,596,051
   Reinvestment of distributions - Class B..............              NA                 NA          15,741,113         11,302,227
   Cost of shares redeemed - Class B....................              NA                 NA         (17,077,144)       (31,534,277)
                                                           -------------      -------------     ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS B..............              NA                 NA             (47,227)       (17,635,999)
                                                           -------------      -------------     ---------------    ---------------
   Proceeds from shares sold - Class C..................              NA                 NA           6,537,860          6,263,391
   Reinvestment of distributions - Class C..............              NA                 NA          17,188,714         11,474,049
   Cost of shares redeemed - Class C....................              NA                 NA         (16,928,933)       (28,594,701)
                                                           -------------      -------------     ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS C..............              NA                 NA           6,797,641        (10,857,261)
                                                           -------------      -------------     ---------------    ---------------
   Proceeds from shares sold - Class Z..................              NA                 NA         656,828,379      1,496,152,334
   Reinvestment of distributions - Class Z..............              NA                 NA         343,180,478        227,358,770
   Cost of shares redeemed - Class Z....................              NA                 NA      (1,170,379,004)    (1,449,062,315)
                                                           -------------      -------------     ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - CLASS Z..............              NA                 NA        (170,370,147)       274,448,789
                                                           -------------      -------------     ---------------    ---------------
   Proceeds from shares sold - Administrator Class......      51,458,645        212,254,384                  NA                 NA
   Reinvestment of distributions - Administrator Class..     109,877,189        119,828,957                  NA                 NA
   Cost of shares redeemed - Administrator Class........    (118,958,050)      (261,279,475)                 NA                 NA
                                                           -------------      -------------     ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS..      42,377,784         70,803,866                  NA                 NA
                                                           -------------      -------------     ---------------    ---------------
   Proceeds from shares sold - Institutional Class......              NA                 NA         655,542,322         25,883,396
   Reinvestment of distributions - Institutional Class..              NA                 NA          59,358,409                 NA
   Cost of shares redeemed - Institutional Class........              NA                 NA        (234,859,658)       (17,250,410)
                                                           -------------      -------------     ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS..              NA                 NA         480,041,073          8,632,986
                                                           -------------      -------------     ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL...................      42,377,784         70,803,866         368,223,448        238,491,470
                                                           -------------      -------------     ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS...................    (145,106,790)       110,084,241        (561,287,170)       677,630,004
                                                           -------------      -------------     ---------------    ---------------
ENDING NET ASSETS.......................................   $ 765,055,150      $ 910,161,940     $ 3,616,366,672    $ 4,177,653,842
                                                           =============      =============     ===============    ===============

             66 Wells Fargo Advantage Small and Mid Cap Stock Funds

                      Statements of Changes in Net Assets


                                                            SMALL CAP GROWTH FUND
                                                     ----------------------------------
                                                         For the
                                                     Six Months Ended      For the
                                                      April 30, 2008      Year Ended
                                                       (Unaudited)     October 31, 2007
                                                     ----------------  ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..........................      6,800,565         7,065,270
   Shares issued in reinvestment of distributions -
      Class A .....................................      1,797,735           861,926
   Shares redeemed - Class A ......................     (5,446,176)       (3,376,909)
                                                       -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS A .....................................      3,152,124         4,550,287
                                                       -----------       -----------
   Shares sold - Class B ..........................         19,678            71,800
   Shares issued in reinvestment of distributions -
      Class B .....................................        168,731           167,534
   Shares redeemed - Class B ......................       (285,017)         (792,694)
                                                       -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS B .....................................        (96,608)         (553,360)
                                                       -----------       -----------
   Shares sold - Class C ..........................        113,665           259,770
   Shares issued in reinvestment of distributions -
      Class C .....................................         98,952            45,220
   Shares redeemed - Class C ......................       (120,070)         (123,803)
                                                       -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS C .....................................         92,547           181,187
                                                       -----------       -----------
   Shares sold - Class Z ..........................         59,691           274,133
   Shares issued in reinvestment of distributions -
      Class Z .....................................        454,949           301,194
   Shares redeemed - Class Z ......................       (440,462)         (523,352)
                                                       -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS Z .... ................................         74,178            51,975
                                                       -----------       -----------
   Shares sold - Administrator Class ..............      6,521,166         8,295,578
   Shares issued in reinvestment of distributions -
      Administrator Class .........................      1,254,446           542,746
   Shares redeemed - Administrator Class ..........     (6,616,415)       (6,392,169)
                                                       -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ............................      1,159,197         2,446,155
                                                       -----------       -----------
   Shares sold - Institutional Class ..............      4,655,019         2,051,797
   Shares issued in reinvestment of distributions -
      Institutional Class .........................        977,052           427,888
   Shares redeemed - Institutional Class ..........     (2,793,297)       (1,166,507)
                                                       -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      INSTITUTIONAL CLASS .........................      2,838,774         1,313,178
                                                       -----------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ......    $ 7,220,212       $ 7,989,422
                                                       ===========       ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ..................................     (1,638,637)                0
                                                       -----------       -----------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 67

                      Statements of Changes in Net Assets


                                                        SMALL CAP OPPORTUNITIES FUND            SMALL CAP VALUE FUND
                                                     ----------------------------------  ----------------------------------
                                                          For the                             For the
                                                     Six Months Ended      For the       Six Months Ended       For the
                                                      April 30, 2008      Year Ended      April 30, 2008      Year Ended
                                                       (Unaudited)     October 31, 2007     (Unaudited)    October 31, 2007
                                                     ----------------  ----------------  ----------------  ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..........................              NA               NA          5,132,588         7,464,979
   Shares issued in reinvestment of distributions -
      Class A .....................................              NA               NA          3,221,474         1,855,125
   Shares redeemed - Class A ......................              NA               NA         (6,515,325)       (9,710,247)
                                                        -----------      -----------       ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS A .....................................              NA               NA          1,838,737          (390,143)
                                                        -----------      -----------       ------------      ------------
   Shares sold - Class B ..........................              NA               NA             49,208            86,150
   Shares issued in reinvestment of distributions -
      Class B .....................................              NA               NA            602,415           389,195
   Shares redeemed - Class B ......................              NA               NA           (639,816)       (1,007,264)
                                                        -----------      -----------       ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS B .....................................              NA               NA             11,807          (531,919)
                                                        -----------      -----------       ------------      ------------
   Shares sold - Class C ..........................              NA               NA            248,772           208,819
   Shares issued in reinvestment of distributions -
      Class C .....................................              NA               NA            655,557           394,026
   Shares redeemed - Class C ......................              NA               NA           (633,336)         (924,913)
                                                        -----------      -----------       ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS C .....................................              NA               NA            270,993          (322,068)
                                                        -----------      -----------       ------------      ------------
   Shares sold - Class Z ..........................              NA               NA         22,470,535        44,393,827
   Shares issued in reinvestment of distributions -
      Class Z .....................................              NA               NA         11,970,313         7,296,494
   Shares redeemed - Class Z ......................              NA               NA        (37,586,903)      (42,996,852)
                                                        -----------      -----------       ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      CLASS Z .... ................................              NA               NA         (3,146,055)        8,693,469
                                                        -----------      -----------       ------------      ------------
   Shares sold - Administrator Class ..............       1,591,141        5,868,049                 NA                NA
   Shares issued in reinvestment of distributions -
      Administrator Class .........................       3,416,006        3,514,046                 NA                NA
   Shares redeemed - Administrator Class ..........      (3,771,273)      (7,190,893)                NA                NA
                                                        -----------      -----------       ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      ADMINISTRATOR CLASS .........................       1,235,874        2,191,202                 NA                NA
                                                        -----------      -----------       ------------      ------------
   Shares sold - Institutional Class ..............              NA               NA         20,056,400           709,938
   Shares issued in reinvestment of distributions -
      Institutional Class .........................              NA               NA          2,067,848                NA
   Shares redeemed - Institutional Class ..........              NA               NA         (7,872,197)         (473,138)
                                                        -----------      -----------       ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
      INSTITUTIONAL CLASS .........................              NA               NA         14,252,051           236,800
                                                        -----------      -----------       ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ......     $ 1,235,874      $ 2,191,202       $ 13,227,533      $  7,686,139
                                                        ===========      ===========       ============      ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ..................................         115,690        2,182,319        (39,416,500)      (29,687,498)
                                                        -----------      -----------       ------------      ------------

             68 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset         Net       and Unrealized      from Net      Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share     Income (Loss)   on Investments       Income      Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
C&B MID CAP VALUE FUND

CLASS A
November 1, 2007 to April 30, 2008 (Unaudited) ..     $21.80       0.11(6)          (2.96)           (0.06)          (4.11)
November 1, 2006 to October 31, 2007 ............     $23.79       0.03(6)           0.70            (0.06)          (2.66)
November 1, 2005 to October 31, 2006 ............     $20.76       0.05(6)           4.72             0.00           (1.74)
November 1, 2004 to October 31, 2005 ............     $18.89      (0.09)             2.54             0.00           (0.58)
July 26, 2004(4) to October 31, 2004 ............     $18.52      (0.00)             0.37             0.00            0.00

CLASS B
November 1, 2007 to April 30, 2008 (Unaudited) ..     $21.29       0.05(6)          (2.90)            0.00           (4.11)
November 1, 2006 to October 31, 2007 ............     $23.38      (0.14)(6)          0.71             0.00           (2.66)
November 1, 2005 to October 31, 2006 ............     $20.57      (0.11)(6)          4.66             0.00           (1.74)
November 1, 2004 to October 31, 2005 ............     $18.86      (0.17)             2.46             0.00           (0.58)
July 26, 2004(4) to October 31, 2004 ............     $18.52      (0.02)             0.36             0.00            0.00

CLASS C
November 1, 2007 to April 30, 2008 (Unaudited) ..     $21.29       0.05(6)          (2.89)            0.00           (4.11)
November 1, 2006 to October 31, 2007 ............     $23.39      (0.14)(6)          0.70             0.00           (2.66)
November 1, 2005 to October 31, 2006 ............     $20.57      (0.12)(6)          4.68             0.00           (1.74)
November 1, 2004 to October 31, 2005 ............     $18.86      (0.17)             2.46             0.00           (0.58)
July 26, 2004(4) to October 31, 2004 ............     $18.52      (0.02)             0.36             0.00            0.00

CLASS D
November 1, 2007 to April 30, 2008 (Unaudited) ..     $21.89       0.13(6)          (3.00)           (0.06)          (4.11)
November 1, 2006 to October 31, 2007 ............     $23.86       0.06(6)           0.71            (0.08)          (2.66)
November 1, 2005 to October 31, 2006 ............     $20.79       0.08(6)           4.73             0.00           (1.74)
November 1, 2004 to October 31, 2005 ............     $18.89      (0.07)             2.55             0.00           (0.58)
November 1, 2003 to October 31, 2004 ............     $17.96      (0.01)             1.11            (0.00)          (0.17)
November 1, 2002 to October 31, 2003 ............     $13.15       0.00              4.83            (0.02)           0.00

ADMINISTRATOR CLASS
November 1, 2007 to April 30, 2008 (Unaudited) ..     $21.98       0.14(6)          (3.01)           (0.10)          (4.11)
November 1, 2006 to October 31, 2007 ............     $23.93       0.08(6)           0.71            (0.08)          (2.66)
November 1, 2005 to October 31, 2006 ............     $20.82       0.10(6)           4.75            (0.00)          (1.74)
November 1, 2004 to October 31, 2005 ............     $18.90      (0.03)             2.53             0.00           (0.58)
July 26, 2004(4) to October 31, 2004 ............     $18.52       0.00              0.38             0.00            0.00

INSTITUTIONAL CLASS
November 1, 2007 to April 30, 2008 (Unaudited) ..     $22.06       0.15(6)          (3.00)           (0.16)          (4.11)
November 1, 2006 to October 31, 2007 ............     $24.02       0.14(6)           0.71            (0.15)          (2.66)
November 1, 2005 to October 31, 2006 ............     $20.88       0.16(6)           4.76            (0.04)          (1.74)
November 1, 2004 to October 31, 2005 ............     $18.91      (0.02)             2.57             0.00           (0.58)
July 26, 2004(4) to October 31, 2004 ............     $18.52       0.02              0.37             0.00            0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)  Commencement of operations.

(5)  The Fund changed its year end from September 30 to October 31.

(6)  Calculated based upon average shares outstanding.

(7)  The Fund changed its year end from June 30 to September 30.

(8)  The Fund changed its year end from December 31 to October 31.

The accompanying notes are an integral part of these financial statements.

                              Financial Highlights

             Wells Fargo Advantage Small and Mid Cap Stock Funds 69

                                                                      Ending       Ratio to Average Net Assets (Annualized)(1)
                                                     Distributions   Net Asset   -----------------------------------------------
                                                     in Exceess of   Value Per   Net Investment     Gross    Expenses      Net
                                                    Realized Gains    Share       Income (Loss)   Expenses    Waived    Expenses
                                                    --------------   ---------   --------------   --------   --------   --------
C&B MID CAP VALUE FUND

CLASS A
November 1, 2007 to April 30, 2008 (Unaudited) ..        0.00          $14.78         1.41%         1.40%     (0.01)%     1.40%
November 1, 2006 to October 31, 2007 ............        0.00          $21.80         0.15%         1.36%      0.00%      1.36%
November 1, 2005 to October 31, 2006 ............        0.00          $23.79         0.21%         1.40%     (0.02)%     1.38%
November 1, 2004 to October 31, 2005 ............        0.00          $20.76        (0.40)%        1.38%      0.00%      1.38%
July 26, 2004(4) to October 31, 2004 ............        0.00          $18.89        (0.18)%        1.41%     (0.01)%     1.40%

CLASS B
November 1, 2007 to April 30, 2008 (Unaudited) ..        0.00          $14.33         0.69%         2.15%      0.00%      2.15%
November 1, 2006 to October 31, 2007 ............        0.00          $21.29        (0.60)%        2.11%      0.00%      2.11%
November 1, 2005 to October 31, 2006 ............        0.00          $23.38        (0.54)%        2.15%     (0.02)%     2.13%
November 1, 2004 to October 31, 2005 ............        0.00          $20.57        (1.15)%        2.13%      0.00%      2.13%
July 26, 2004(4) to October 31, 2004 ............        0.00          $18.86        (0.95)%        2.16%     (0.01)%     2.15%

CLASS C
November 1, 2007 to April 30, 2008 (Unaudited) ..        0.00          $14.34         0.70%         2.13%     (0.01)%     2.15%
November 1, 2006 to October 31, 2007 ............        0.00          $21.29        (0.60)%        2.11%      0.00%      2.11%
November 1, 2005 to October 31, 2006 ............        0.00          $23.39        (0.55)%        2.15%     (0.02)%     2.13%
November 1, 2004 to October 31, 2005 ............        0.00          $20.57        (1.15)%        2.13%      0.00%      2.13%
July 26, 2004(4) to October 31, 2004 ............        0.00          $18.86        (0.98)%        2.16%     (0.01)%     2.15%

CLASS D
November 1, 2007 to April 30, 2008 (Unaudited) ..        0.00          $14.85         1.54%         1.40%     (0.14)%     1.25%
November 1, 2006 to October 31, 2007 ............        0.00          $21.89         0.26%         1.36%     (0.11)%     1.25%
November 1, 2005 to October 31, 2006 ............        0.00          $23.86         0.35%         1.40%     (0.15)%     1.25%
November 1, 2004 to October 31, 2005 ............        0.00          $20.79        (0.27)%        1.37%     (0.12)%     1.25%
November 1, 2003 to October 31, 2004 ............        0.00          $18.89        (0.08)%        1.19%     (0.04)%     1.15%
November 1, 2002 to October 31, 2003 ............        0.00          $17.96         0.01%         1.27%      0.00%      1.27%

ADMINISTRATOR CLASS
November 1, 2007 to April 30, 2008 (Unaudited) ..        0.00          $14.90         1.67%         1.22%     (0.07)%     1.15%
November 1, 2006 to October 31, 2007 ............        0.00          $21.98         0.35%         1.18%     (0.03)%     1.15%
November 1, 2005 to October 31, 2006 ............        0.00          $23.93         0.46%         1.22%     (0.07)%     1.15%
November 1, 2004 to October 31, 2005 ............        0.00          $20.82        (0.12)%        1.13%     (0.03)%     1.10%
July 26, 2004(4) to October 31, 2004 ............        0.00          $18.90         0.03%         1.17%     (0.02)%     1.15%

INSTITUTIONAL CLASS
November 1, 2007 to April 30, 2008 (Unaudited) ..        0.00          $14.94         1.82%         0.96%     (0.06)%     0.90%
November 1, 2006 to October 31, 2007 ............        0.00          $22.06         0.60%         0.91%     (0.01)%     0.90%
November 1, 2005 to October 31, 2006 ............        0.00          $24.02         0.74%         0.95%     (0.05)%     0.90%
November 1, 2004 to October 31, 2005 ............        0.00          $20.88         0.07%         0.94%     (0.04)%     0.90%
July 26, 2004(4) to October 31, 2004 ............        0.00          $18.91         0.40%         0.96%     (0.06)%     0.90%

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                    Return(2)    Rate(3)    (000's omitted)
                                                    ---------   ---------   ---------------
C&B MID CAP VALUE FUND

CLASS A
November 1, 2007 to April 30, 2008 (Unaudited) ..    (14.76)%      15%          $ 33,220
November 1, 2006 to October 31, 2007 ............      2.95%       56%          $ 50,622
November 1, 2005 to October 31, 2006 ............     24.44%       39%          $ 41,729
November 1, 2004 to October 31, 2005 ............     13.13%       30%          $ 26,795
July 26, 2004(4) to October 31, 2004 ............      2.00%       31%          $  4,938

CLASS B
November 1, 2007 to April 30, 2008 (Unaudited) ..    (15.08)%      15%          $  8,747
November 1, 2006 to October 31, 2007 ............      2.23%       56%          $ 14,293
November 1, 2005 to October 31, 2006 ............     23.53%       39%          $ 15,491
November 1, 2004 to October 31, 2005 ............     12.28%       30%          $ 11,429
July 26, 2004(4) to October 31, 2004 ............      1.84%       31%          $  2,613

CLASS C
November 1, 2007 to April 30, 2008 (Unaudited) ..    (15.03)%      15%          $ 10,045
November 1, 2006 to October 31, 2007 ............      2.18%       56%          $ 16,171
November 1, 2005 to October 31, 2006 ............     23.58%       39%          $ 11,523
November 1, 2004 to October 31, 2005 ............     12.28%       30%          $  6,838
July 26, 2004(4) to October 31, 2004 ............      1.84%       31%          $  1,081

Class D
November 1, 2007 to April 30, 2008 (Unaudited) ..    (14.72)%      15%          $315,337
November 1, 2006 to October 31, 2007 ............      3.12%       56%          $634,872
November 1, 2005 to October 31, 2006 ............     24.60%       39%          $611,237
November 1, 2004 to October 31, 2005 ............     13.29%       30%          $469,971
November 1, 2003 to October 31, 2004 ............      6.18%       31%          $498,623
November 1, 2002 to October 31, 2003 ............     36.76%       18%          $301,513

ADMINISTRATOR CLASS
November 1, 2007 to April 30, 2008 (Unaudited) ..    (14.67)%      15%          $ 54,040
November 1, 2006 to October 31, 2007 ............      3.18%       56%          $102,201
November 1, 2005 to October 31, 2006 ............     24.79%       39%          $ 82,402
November 1, 2004 to October 31, 2005 ............     13.39%       30%          $118,690
July 26, 2004(4) to October 31, 2004 ............      2.05%       31%          $ 81,232

INSTITUTIONAL CLASS
November 1, 2007 to April 30, 2008 (Unaudited) ..    (14.56)%      15%          $ 65,308
November 1, 2006 to October 31, 2007 ............      3.44%       56%          $ 79,559
November 1, 2005 to October 31, 2006 ............     25.12%       39%          $ 55,799
November 1, 2004 to October 31, 2005 ............     13.71%       30%          $ 63,705
July 26, 2004(4) to October 31, 2004 ............      2.11%       31%          $ 17,376

             70 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights


                              Beginning                  Net Realized   Distributions
                              Net Asset       Net       and Unrealized     from Net     Distributions
                              Value Per    Investment     Gain (Loss)     Investment      from Net
                                Share    Income (Loss)  on Investments      Income     Realized Gains
                              ---------  -------------  --------------  -------------  --------------
COMMON STOCK FUND
Class A
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $22.66     (0.00)(6)        (1.61)           0.00          (3.61)
November 1, 2006 to October
   31, 2007 ................    $23.84     (0.05)(6)         3.98            0.00          (5.11)
November 1, 2005 to October
   31, 2006 ................    $22.97     (0.03)(6)         4.08            0.00          (3.18)
January 1, 2005 to October
   31, 2005(8) .............    $22.40     (0.11)            1.06            0.00          (0.38)
January 1, 2004 to December
   31, 2004 ................    $21.98     (0.14)(6)         2.21            0.00          (1.65)
January 1, 2003 to December
   31, 2003 ................    $15.87     (0.10)            6.21            0.00           0.00
Class B
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $21.10     (0.07)(6)        (1.39)           0.00          (3.61)
November 1, 2006 to October
   31, 2007 ................    $22.67     (0.20)(6)         3.74            0.00          (5.11)
November 1, 2005 to October
   31, 2006 ................    $22.13     (0.20)(6)         3.92            0.00          (3.18)
January 1, 2005 to October
   31, 2005(8) .............    $21.74     (0.29)            1.06            0.00          (0.38)
January 1, 2004 to December
   31, 2004 ................    $21.53     (0.29)(6)         2.15            0.00          (1.65)
January 1, 2003 to December
   31, 2003 ................    $15.67     (0.24)            6.10            0.00           0.00
Class C
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $21.09     (0.07)(6)        (1.39)           0.00          (3.61)
November 1, 2006 to October
   31, 2007 ................    $22.67     (0.20)(6)         3.73            0.00          (5.11)
November 1, 2005 to October
   31, 2006 ................    $22.13     (0.20)(6)         3.92            0.00          (3.18)
January 1, 2005 to October
   31, 2005(8) .............    $21.73     (0.47)            1.25            0.00          (0.38)
January 1, 2004 to December
   31, 2004 ................    $21.53     (0.30)(6)         2.15            0.00          (1.65)
January 1, 2003 to December
   31, 2003 ................    $15.68     (0.25)            6.10            0.00           0.00
Class Z
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $23.07     (0.00)(6)        (1.64)           0.00          (3.61)
November 1, 2006 to October
   31, 2007 ................    $24.18     (0.05)(6)         4.05            0.00          (5.11)
November 1, 2005 to October
   31, 2006 ................    $23.25     (0.03)(6)         4.14            0.00          (3.18)
January 1, 2005 to October
   31, 2005(8) .............    $22.65     (0.07)            1.05            0.00          (0.38)
January 1, 2004 to December
   31, 2004 ................    $22.15     (0.08)(6)         2.23            0.00          (1.65)
January 1, 2003 to December
   31, 2003 ................    $15.97     (0.09)            6.27            0.00           0.00
MID CAP GROWTH FUND
Class A
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $ 7.72     (0.02)(6)        (0.80)           0.00          (1.31)
November 1, 2006 to October
   31, 2007 ................    $ 6.69     (0.04)(6)         1.95            0.00          (0.88)
November 1, 2005 to October
   31, 2006 ................    $ 6.37     (0.05)            0.92            0.00          (0.55)
October 1, 2005 to October
   31, 2005(5) .............    $ 6.50      0.00(6)         (0.13)           0.00           0.00
October 1, 2004 to September
   30, 2005 ................    $ 5.84     (0.07)(6)         1.16            0.00          (0.43)
October 1, 2003 to September
   30, 2004 ................    $ 5.09      0.02             0.73            0.00           0.00
July 1, 2003 to September
   30, 2003(7) .............    $ 4.77     (0.05)            0.37            0.00           0.00
July 1, 2002 to June 30,
   2003 ....................    $ 4.82     (0.02)           (0.03)           0.00           0.00
Class B
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $ 7.24     (0.04)(6)        (0.75)           0.00          (1.31)
November 1, 2006 to October
   31, 2007 ................    $ 6.37     (0.09)(6)         1.84            0.00          (0.88)
November 1, 2005 to October
   31, 2006 ................    $ 6.13     (0.11)            0.90            0.00          (0.55)
October 1, 2005 to October
   31, 2005(5) .............    $ 6.26     (0.01)(6)        (0.12)           0.00           0.00
October 1, 2004 to September
   30, 2005 ................    $ 5.68     (0.12)(6)         1.13            0.00          (0.43)
October 1, 2003 to September
   30, 2004 ................    $ 4.99      0.06             0.63            0.00           0.00
July 1, 2003 to September
   30, 2003(7) .............    $ 4.68     (0.06)            0.37            0.00           0.00
June 9, 2003(4) to June 30,
   2003 ....................    $ 4.67      0.01             0.00            0.00           0.00
Class C
November 1, 2007 to April
   30, 2008 (Unaudited) ....    $ 7.23     (0.04)(6)        (0.75)           0.00          (1.31)
November 1, 2006 to October
   31, 2007 ................    $ 6.36     (0.09)(6)         1.84            0.00          (0.88)
November 1, 2005 to October
   31, 2006 ................    $ 6.13     (0.09)            0.87            0.00          (0.55)
October 1, 2005 to October
   31, 2005(5) .............    $ 6.26     (0.01)(6)        (0.12)           0.00           0.00
October 1, 2004 to September
   30, 2005 ................    $ 5.68     (0.12)(6)         1.13            0.00          (0.43)
October 1, 2003 to September
   30, 2004 ................    $ 4.98      0.07             0.63            0.00           0.00
July 1, 2003 to September
   30, 2003(7) .............    $ 4.68     (0.06)            0.36            0.00           0.00
June 9, 2003(4) to June 30,
   2003 ....................    $ 4.67      0.01             0.00            0.00           0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 71

                              Financial Highlights


                                                                     Ratio to
                                             Ending     Average Net Assets (Annualized)(1)
                                               Net   ----------------------------------------
                              Distributions   Asset      Net
                              in Exceess of   Value  Investment                                           Portfolio   Net Assets at
                                 Realized      Per     Income      Gross   Expenses     Net      Total     Turnover   End of Period
                                  Gains       Share    (Loss)    Expenses   Waived   Expenses  Return(2)   Rate(3)   (000's omitted)
                              -------------  ------  ----------  --------  --------  --------  ---------  ---------  ---------------
COMMON STOCK FUND
Class A
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $17.44     0.00%      1.36%    (0.05)%    1.31%     (6.89)%      44%       $  129,450
November 1, 2006 to October
   31, 2007 ................       0.00      $22.66    (0.25)%     1.37%    (0.06)%    1.31%     19.74%       58%       $   62,456
November 1, 2005 to October
   31, 2006 ................       0.00      $23.84    (0.15)%     1.34%    (0.03)%    1.31%     19.11%       56%       $   64,915
January 1, 2005 to October
   31, 2005(8) .............       0.00      $22.97    (0.48)%     1.44%    (0.03)%    1.41%      4.34%       33%       $   62,462
January 1, 2004 to December
   31, 2004 ................       0.00      $22.40    (0.62)%     1.58%    (0.04)%    1.54%      9.67%       42%       $   73,612
January 1, 2003 to December
   31, 2003 ................       0.00      $21.98    (0.62)%     1.55%    (0.01)%    1.54%     38.50%       42%       $   81,068
Class B
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $16.03    (0.80)%     2.11%    (0.05)%    2.06%     (7.27)%      44%       $   24,283
November 1, 2006 to October
   31, 2007 ................       0.00      $21.10    (1.00)%     2.12%    (0.06)%    2.06%     18.86%       58%       $   31,415
November 1, 2005 to October
   31, 2006 ................       0.00      $22.67    (0.90)%     2.09%    (0.03)%    2.06%     18.23%       56%       $   34,205
January 1, 2005 to October
   31, 2005(8) .............       0.00      $22.13    (1.23)%     2.20%    (0.04)%    2.16%      3.63%       33%       $   34,744
January 1, 2004 to December
   31, 2004 ................       0.00      $21.74    (1.36)%     2.32%    (0.04)%    2.28%      8.89%       42%       $   37,908
January 1, 2003 to December
   31, 2003 ................       0.00      $21.53    (1.41)%     2.35%    (0.01)%    2.34%     37.40%       42%       $   38,830
Class C
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $16.02    (0.80)%     2.10%    (0.04)%    2.06%     (7.28)%      44%       $   15,267
November 1, 2006 to October
   31, 2007 ................       0.00      $21.09    (1.00)%     2.12%    (0.06)%    2.06%     18.82%       58%       $   18,501
November 1, 2005 to October
   31, 2006 ................       0.00      $22.67    (0.90)%     2.09%    (0.03)%    2.06%     18.24%       56%       $   18,885
January 1, 2005 to October
   31, 2005(8) .............       0.00      $22.13    (1.25)%     2.21%    (0.04)%    2.17%      3.68%       33%       $   20,177
January 1, 2004 to December
   31, 2004 ................       0.00      $21.73    (1.38)%     2.35%    (0.04)%    2.31%      8.84%       42%       $   26,375
January 1, 2003 to December
   31, 2003 ................       0.00      $21.53    (1.41)%     2.35%    (0.01)%    2.34%     37.31%       42%       $   34,025
Class Z
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $17.82    (0.03)%     1.51%    (0.22)%    1.29%     (6.88)%      44%       $  870,957
November 1, 2006 to October
   31, 2007 ................       0.00      $23.07    (0.23)%     1.54%    (0.25)%    1.29%     19.75%       58%       $1,057,463
November 1, 2005 to October
   31, 2006 ................       0.00      $24.18    (0.13)%     1.51%    (0.22)%    1.29%     19.14%       56%       $  991,457
January 1, 2005 to October
   31, 2005(8) .............       0.00      $23.25    (0.38)%     1.47%    (0.16)%    1.31%      4.42%       33%       $1,009,088
January 1, 2004 to December
   31, 2004 ................       0.00      $22.65    (0.38)%     1.34%    (0.04)%    1.30%      9.96%       42%       $1,162,236
January 1, 2003 to December
   31, 2003 ................       0.00      $22.15    (0.42)%     1.36%    (0.01)%    1.35%     38.70%       42%       $1,437,055
MID CAP GROWTH FUND
Class A
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $ 5.59    (0.79)%     1.44%    (0.04)%    1.40%    (11.30)%      32%       $  104,383
November 1, 2006 to October
   31, 2007 ................       0.00      $ 7.72    (0.60)%     1.42%    (0.02)%    1.40%     31.90%      116%       $  128,502
November 1, 2005 to October
   31, 2006 ................       0.00      $ 6.69    (0.69)%     1.48%    (0.08)%    1.40%     14.38%      123%       $  103,816
October 1, 2005 to October
   31, 2005(5) .............       0.00      $ 6.37    (0.96)%     1.41%    (0.01)%    1.40%     (2.00)%      13%       $  107,706
October 1, 2004 to September
   30, 2005 ................       0.00      $ 6.50    (1.19)%     1.42%    (0.01)%    1.41%     19.17%      143%       $  111,103
October 1, 2003 to September
   30, 2004 ................       0.00      $ 5.84    (0.44)%     1.50%    (0.07)%    1.43%     14.73%      180%       $   93,024
July 1, 2003 to September
   30, 2003(7) .............       0.00      $ 5.09    (1.03)%     1.42%     0.00%     1.42%      6.71%       55%       $   87,980
July 1, 2002 to June 30,
   2003 ....................       0.00      $ 4.77    (0.65)%     1.86%    (0.37)%    1.49%     (1.04)%     142%       $   85,320
Class B
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $ 5.14    (1.55)%     2.19%    (0.04)%    2.15%    (11.70)%      32%       $    4,601
November 1, 2006 to October
   31, 2007 ................       0.00      $ 7.24    (1.36)%     2.17%    (0.02)%    2.15%     30.86%      116%       $    7,109
November 1, 2005 to October
   31, 2006 ................       0.00      $ 6.37    (1.43)%     2.23%    (0.08)%    2.15%     13.58%      123%       $    7,482
October 1, 2005 to October
   31, 2005(5) .............       0.00      $ 6.13    (1.71)%     2.16%    (0.01)%    2.15%     (2.08)%      13%       $    8,355
October 1, 2004 to September
   30, 2005 ................       0.00      $ 6.26    (2.00)%     2.17%    (0.01)%    2.16%     18.25%      143%       $    8,829
October 1, 2003 to September
   30, 2004 ................       0.00      $ 5.68    (0.64)%     2.26%    (0.08)%    2.18%     13.83%      180%       $    6,877
July 1, 2003 to September
   30, 2003(7) .............       0.00      $ 4.99    (1.78)%     2.17%     0.00%     2.17%      6.62%       55%       $    5,216
June 9, 2003(4) to June 30,
   2003 ....................       0.00      $ 4.68     3.82%      2.22%    (0.08)%    2.14%      0.21%      142%       $    4,599
Class C
November 1, 2007 to April
   30, 2008 (Unaudited) ....       0.00      $ 5.13    (1.54)%     2.18%    (0.03)%    2.15%    (11.71)%      32%       $    2,630
November 1, 2006 to October
   31, 2007 ................       0.00      $ 7.23    (1.36)%     2.17%    (0.02)%    2.15%     30.91%      116%       $    2,693
November 1, 2005 to October
   31, 2006 ................       0.00      $ 6.36    (1.45)%     2.23%    (0.08)%    2.15%     13.40%      123%       $    1,950
October 1, 2005 to October
   31, 2005(5) .............       0.00      $ 6.13    (1.71)%     2.16%    (0.01)%    2.15%     (2.08)%      13%       $    1,648
October 1, 2004 to September
   30, 2005 ................       0.00      $ 6.26    (2.00)%     2.17%    (0.01)%    2.16%     18.25%      143%       $    1,657
October 1, 2003 to September
   30, 2004 ................       0.00      $ 5.68    (0.70)%     2.26%    (0.08)%    2.18%     14.06%      180%       $    1,034
July 1, 2003 to September
   30, 2003(7) .............       0.00      $ 4.98    (1.78)%     2.17%     0.00%     2.17%      6.41%       55%       $      607
June 9, 2003(4) to June 30,
   2003 ....................       0.00      $ 4.68     4.05%      2.22%    (0.10)%    2.12%      0.21%      142%       $      493

             72 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights





                                                   Beginning                  Net Realized   Distributions  Distributions
                                                   Net Asset       Net       and Unrealized     from Net       from Net
                                                   Value Per    Investment   Gain (Loss) on    Investment      Realized
                                                     Share    Income (Loss)    Investments       Income         Gains
                                                   ---------  -------------  --------------  -------------  -------------
MID CAP GROWTH FUND (continued)
Class Z
November 1, 2007 to April 30, 2008 (Unaudited) ..    $ 7.68     (0.03)(6)        (0.79)           0.00          (1.31)
November 1, 2006 to October 31, 2007 ............    $ 6.67     (0.05)(6)         1.94            0.00          (0.88)
November 1, 2005 to October 31, 2006 ............    $ 6.37     (0.07)            0.92            0.00          (0.55)
October 1, 2005 to October 31, 2005(5) ..........    $ 6.50     (0.01)(6)        (0.12)           0.00           0.00
April 11, 2005(4) to September 30, 2005 .........    $ 5.95     (0.05)(6)         0.60            0.00           0.00
Administrator Class
March 31, 2008(4) to April 30, 2008 (Unaudited)..    $ 5.41     (0.00)            0.18            0.00           0.00
Institutional Class
March 31, 2008(4) to April 30, 2008 (Unaudited)..    $ 5.41     (0.00)            0.18            0.00           0.00
SMALL CAP GROWTH FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ..    $16.02     (0.05)(6)        (1.82)           0.00          (3.00)
November 1, 2006 to October 31, 2007 ............    $14.03     (0.13)(6)         3.66            0.00          (1.54)
November 1, 2005 to October 31, 2006 ............    $12.19     (0.16)            2.93            0.00          (0.93)
October 1, 2005 to October 31, 2005(5) ..........    $12.53     (0.02)           (0.32)           0.00           0.00
October 1, 2004 to September 30, 2005 ...........    $10.67     (0.13)(6)         2.18            0.00          (0.19)
October 1, 2003 to September 30, 2004 ...........    $ 9.44     (0.23)            1.46            0.00           0.00
July 1, 2003 to September 30, 2003(7) ...........    $ 8.93     (0.02)            0.53            0.00           0.00
Class B
November 1, 2007 to April 30, 2008 (Unaudited) ..    $15.41     (0.10)(6)        (1.70)           0.00          (3.00)
November 1, 2006 to October 31, 2007 ............    $13.65     (0.23)(6)         3.53            0.00          (1.54)
November 1, 2005 to October 31, 2006 ............    $11.97     (0.28)            2.89            0.00          (0.93)
October 1, 2005 to October 31, 2005(5) ..........    $12.31     (0.02)           (0.32)           0.00           0.00
October 1, 2004 to September 30, 2005 ...........    $10.57     (0.22)(6)         2.15            0.00          (0.19)
October 1, 2003 to September 30, 2004 ...........    $ 9.41     (0.25)            1.41            0.00           0.00
July 1, 2003 to September 30, 2003(7) ...........    $ 8.93     (0.04)            0.52            0.00           0.00
Class C
November 1, 2007 to April 30, 2008 (Unaudited)...    $15.43     (0.10)(6)        (1.70)           0.00          (3.00)
November 1, 2006 to October 31, 2007 ............    $13.66     (0.23)(6)         3.54            0.00          (1.54)
November 1, 2005 to October 31, 2006 ............    $11.98     (0.25)            2.86            0.00          (0.93)
October 1, 2005 to October 31, 2005(5) ..........    $12.33     (0.02)           (0.33)           0.00           0.00
October 1, 2004 to September 30, 2005 ...........    $10.58     (0.22)(6)         2.16            0.00          (0.19)
October 1, 2003 to September 30, 2004 ...........    $ 9.42     (0.22)            1.38            0.00           0.00
July 1, 2003 to September 30, 2003(7) ...........    $ 8.93     (0.02)            0.51            0.00           0.00
Class Z
November 1, 2007 to April 30, 2008 (Unaudited) ..    $15.93     (0.06)(6)        (1.79)           0.00          (3.00)
November 1, 2006 to October 31, 2007 ............    $13.99     (0.16)(6)         3.64            0.00          (1.54)
November 1, 2005 to October 31, 2006 ............    $12.18     (0.19)            2.93            0.00          (0.93)
October 1, 2005 to October 31, 2005(5) ..........    $12.52     (0.01)           (0.33)           0.00           0.00
April 11, 2005(4) to September 30, 2005 .........    $11.06     (0.07)(6)         1.53            0.00           0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..    $16 17     (0.04)(6)        (1.84)           0.00          (3.00)
November 1, 2006 to October 31, 2007 ............    $14.12     (0.10)(6)         3.69            0.00          (1.54)
November 1, 2005 to October 31, 2006 ............    $12.24     (0.13)            2.94            0.00          (0.93)
October 1, 2005 to October 31, 2005(5) ..........    $12.59     (0.01)           (0.34)           0.00           0.00
October 1, 2004 to September 30, 2005 ...........    $10.70     (0.11)(6)         2.19            0.00          (0.19)
October 1, 2003 to September 30, 2004 ...........    $ 9.44     (0.21)            1.47            0.00           0.00
July 1, 2003 to September 30, 2003(7) ...........    $ 8.94     (0.02)            0.52            0.00           0.00
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ..    $16.30     (0.03)(6)        (1.85)           0.00          (3.00)
November 1, 2006 to October 31, 2007 ............    $14.19     (0.06)(6)         3.71            0.00          (1.54)
November 1, 2005 to October 31, 2006 ............    $12.26     (0.11)            2.97            0.00          (0.93)
October 1, 2005 to October 31, 2005(5) ..........    $12.61     (0.01)           (0.34)           0.00           0.00
April 11, 2005(4) to September 30, 2005 .........    $11.10     (0.04)(6)         1.55            0.00           0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 73

                              Financial Highlights


                                                                                              Ratio to
                                                                                 Average Net Assets (Annualized)(1)
                                                                             -----------------------------------------
                                                   Distributions    Ending       Net
                                                     in Exceess   Net Asset  Investment
                                                    of Realized   Value Per    Income      Gross    Expenses     Net
                                                       Gains        Share      (Loss)    Expenses    Waived   Expenses
                                                   -------------  ---------  ----------  --------   --------  --------
MID CAP GROWTH FUND (continued)
Class Z
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $ 5.55     (0.94)%    1.59%      (0.05)%    1.54%
November 1, 2006 to October 31, 2007 ............       0.00        $ 7.68     (0.78)%    1.59%      (0.02)%    1.57%
November 1, 2005 to October 31, 2006 ............       0.00        $ 6.67     (0.84)%    1.65%      (0.08)%    1.57%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $ 6.37     (1.13)%    1.58%      (0.01)%    1.57%
April 11, 2005(4) to September 30, 2005 .........       0.00        $ 6.50     (1.69)%    1.56%      (0.01)%    1.55%
Administrator Class
March 31, 2008(4) to April 30, 2008 (Unaudited)..       0.00        $ 5.59     (0.60)%    1.25%      (0.10)%    1.15%
Institutional Class
March 31, 2008(4) to April 30, 2008 (Unaudited)..       0.00        $ 5.59     (0.35)%    0.97%      (0.07)%    0.90%
SMALL CAP GROWTH FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $11.15     (0.92)%    1.57%      (0.17)%    1.40%
November 1, 2006 to October 31, 2007 ............       0.00        $16.02     (0.91)%    1.55%      (0.15)%    1.40%
November 1, 2005 to October 31, 2006 ............       0.00        $14.03     (1.15)%    1.61%      (0.21)%    1.40%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $12.19     (1.27)%    1.56%      (0.16)%    1.40%
October 1, 2004 to September 30, 2005 ...........       0.00        $12.53     (1.14)%    1.58%      (0.18)%    1.40%
October 1, 2003 to September 30, 2004 ...........       0.00        $10.67     (1.08)%    1.69%      (0.29)%    1.40%
July 1, 2003 to September 30, 2003(7) ...........       0.00        $ 9.44     (1.13)%    1.69%      (0.29)%    1.40%
Class B
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $10.61     (1.67)%    2.32%      (0.17)%    2.15%
November 1, 2006 to October 31, 2007 ............       0.00        $15.41     (1.70)%    2.30%      (0.15)%    2.15%
November 1, 2005 to October 31, 2006 ............       0.00        $13.65     (1.90)%    2.36%      (0.21)%    2.15%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $11.97     (2.02)%    2.31%      (0.16)%    2.15%
October 1, 2004 to September 30, 2005 ...........       0.00        $12.31     (1.90)%    2.31%      (0.16)%    2.15%
October 1, 2003 to September 30, 2004 ...........       0.00        $10.57     (1.86)%    2.48%      (0.33)%    2.15%
July 1, 2003 to September 30, 2003(7) ...........       0.00        $ 9.41     (1.88)%    2.43%      (0.28)%    2.15%
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $10.63     (1.67)%    2.29%      (0.14)%    2.15%
November 1, 2006 to October 31, 2007 ............       0.00        $15.43     (1.66)%    2.30%      (0.15)%    2.15%
November 1, 2005 to October 31, 2006 ............       0.00        $13.66     (1.90)%    2.36%      (0.21)%    2.15%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $11.98     (2.02)%    2.31%      (0.16)%    2.15%
October 1, 2004 to September 30, 2005 ...........       0.00        $12.33     (1.90)%    2.31%      (0.16)%    2.15%
October 1, 2003 to September 30, 2004 ...........       0.00        $10.58     (1.86)%    2.48%      (0.33)%    2.15%
July 1, 2003 to September 30, 2003(7) ...........       0.00        $ 9.42     (1.91)%    2.47%      (0.32)%    2.15%
Class Z
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $11.08     (1.07)%    1.72%      (0.17)%    1.55%
November 1, 2006 to October 31, 2007 ............       0.00        $15.93     (1.09)%    1.72%      (0.15)%    1.57%
November 1, 2005 to October 31, 2006 ............       0.00        $13.99     (1.32)%    1.78%      (0.21)%    1.57%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $12.18     (1.44)%    1.73%      (0.16)%    1.57%
April 11, 2005(4) to September 30, 2005 .........       0.00        $12.52     (1.33)%    1.72%      (0.15)%    1.57%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $11.29     (0.72)%    1.39%      (0.19)%    1.20%
November 1, 2006 to October 31, 2007 ............       0.00        $16.17     (0.71)%    1.37%      (0.17)%    1.20%
November 1, 2005 to October 31, 2006 ............       0.00        $14.12     (0.95)%    1.43%      (0.23)%    1.20%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $12.24     (1.07)%    1.38%      (0.18)%    1.20%
October 1, 2004 to September 30, 2005 ...........       0.00        $12.59     (0.94)%    1.37%      (0.17)%    1.20%
October 1, 2003 to September 30, 2004 ...........       0.00        $10.70     (1.20)%    1.54%      (0.34)%    1.20%
July 1, 2003 to September 30, 2003(7) ...........       0.00        $ 9.44     (0.99)%    1.46%      (0.26)%    1.20%
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ..       0.00        $11.42     (0.42)%    1.12%      (0.22)%    0.90%
November 1, 2006 to October 31, 2007 ............       0.00        $16.30     (0.41)%    1.10%      (0.20)%    0.90%
November 1, 2005 to October 31, 2006 ............       0.00        $14.19     (0.64)%    0.64)%     (0.26)%    0.90%
October 1, 2005 to October 31, 2005(5) ..........       0.00        $12.26     (0.77)%    1.11%      (0.21)%    0.90%
April 11, 2005(4) to September 30, 2005 .........       0.00        $12.61     (0.65)%    0.65)%     (0.23)%    0.92%


                                                                         Net Assets
                                                                             at
                                                                           End of
                                                              Portfolio    Period
                                                     Total     Turnover    (000's
                                                   Return(2)   Rate(3)    omitted)
                                                   ---------  ---------  ----------
MID CAP GROWTH FUND (continued)
Class Z
November 1, 2007 to April 30, 2008 (Unaudited) ..   (11.36)%      32%    $ 36,525
November 1, 2006 to October 31, 2007 ............    31.66%      116%    $ 44,067
November 1, 2005 to October 31, 2006 ............    14.05%      123%    $ 37,968
October 1, 2005 to October 31, 2005(5) ..........    (2.00)%      13%    $ 50,319
April 11, 2005(4) to September 30, 2005 .........     9.24%      143%    $ 52,005
Administrator Class
March 31, 2008(4) to April 30, 2008 (Unaudited)..   (11.30)%      32%    $     11
Institutional Class
March 31, 2008(4) to April 30, 2008 (Unaudited)..   (11.30)%      32%    $     11
SMALL CAP GROWTH FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ..   (17.34)%      41%    $174,011
November 1, 2006 to October 31, 2007 ............    27.63%      122%    $199,396
November 1, 2005 to October 31, 2006 ............    23.82%      142%    $110,813
October 1, 2005 to October 31, 2005(5) ..........    (2.71)%      10%    $ 98,728
October 1, 2004 to September 30, 2005 ...........    19.31%      149%    $102,926
October 1, 2003 to September 30, 2004 ...........    13.03%      171%    $ 43,192
July 1, 2003 to September 30, 2003(7) ...........     5.71%       47%    $ 83,152
Class B
November 1, 2007 to April 30, 2008 (Unaudited) ..   (17.61)%      41%    $  8,828
November 1, 2006 to October 31, 2007 ............    26.62%      122%    $ 14,311
November 1, 2005 to October 31, 2006 ............    22.86%      142%    $ 20,226
October 1, 2005 to October 31, 2005(5) ..........    (2.76)%      10%    $ 20,966
October 1, 2004 to September 30, 2005 ...........    18.46%      149%    $ 21,940
October 1, 2003 to September 30, 2004 ...........    12.22%      171%    $    702
July 1, 2003 to September 30, 2003(7) ...........     5.38%       47%    $    114
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ..   (17.58)%      41%    $  8,000
November 1, 2006 to October 31, 2007 ............    26.68%      122%    $ 10,187
November 1, 2005 to October 31, 2006 ............    22.84%      142%    $  6,543
October 1, 2005 to October 31, 2005(5) ..........    (2.84)%      10%    $  6,008
October 1, 2004 to September 30, 2005 ...........    18.42%      149%    $  6,271
October 1, 2003 to September 30, 2004 ...........    12.31%      171%    $    201
July 1, 2003 to September 30, 2003(7) ...........     5.49%       47%    $     82
Class Z
November 1, 2007 to April 30, 2008 (Unaudited) ..   (17.31)%      41%    $ 30,761
November 1, 2006 to October 31, 2007 ............    27.32%      122%    $ 43,069
November 1, 2005 to October 31, 2006 ............    23.59%      142%    $ 37,082
October 1, 2005 to October 31, 2005(5) ..........    (2.72)%      10%    $ 35,304
April 11, 2005(4) to September 30, 2005 .........    13.20%      149%    $ 37,511
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..   (17.22)%      41%    $ 90,521
November 1, 2006 to October 31, 2007 ............    27.90%      122%    $110,917
November 1, 2005 to October 31, 2006 ............    24.07%      142%    $ 62,302
October 1, 2005 to October 31, 2005(5) ..........    (2.78)%      10%    $ 53,953
October 1, 2004 to September 30, 2005 ...........    19.54%      149%    $ 55,961
October 1, 2003 to September 30, 2004 ...........    13.35%      171%    $ 33,309
July 1, 2003 to September 30, 2003(7) ...........     5.59%       47%    $    335
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ..   (17.07)%      41%    $ 92,435
November 1, 2006 to October 31, 2007 ............    28.22%      122%    $ 85,664
November 1, 2005 to October 31, 2006 ............    24.46%      142%    $ 55,921
October 1, 2005 to October 31, 2005(5) ..........    (2.78)%      10%    $ 31,430
April 11, 2005(4) to September 30, 2005 .........    13.60%      149%    $ 31,416

             74 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights





                                           Beginning      Net      Net Realized   Distributions
                                           Net Asset  Investment  and Unrealized     from Net     Distributions   Distributions
                                           Value Per    Income      Gain (Loss)     Investment      from Net      in Exceess of
                                             Share      (Loss)    on Investments      Income     Realized Gains  Realized Gains
                                           ---------  ----------  --------------  -------------  --------------  --------------
SMALL CAP OPPORTUNITIES FUND
Administrator Class
November 1, 2007 to April 30, 2008
   (Unaudited)..........................     $39.68     0.02(6)       (3.06)          (0.10)         (4.89)           0.00
November 1, 2006 to October 31, 2007....     $38.56     0.11           6.99            0.00          (5.98)           0.00
November 1, 2005 to October 31, 2006....     $33.97    (0.04)          7.30            0.00          (2.67)           0.00
October 1, 2005 to October 31, 2005(5)..     $34.93    (0.01)         (0.95)           0.00           0.00            0.00
October 1, 2004 to September 30, 2005...     $33.46    (0.09)          6.05            0.00          (4.49)           0.00
October 1, 2003 to September 30, 2004...     $27.57    (0.08)          6.93            0.00          (0.96)           0.00
October 1, 2002 to September 30, 2003...     $22.70    (0.13)          6.32            0.00          (1.32)           0.00
SMALL CAP VALUE FUND
Class A
November 1, 2007 to April 30, 2008
   (Unaudited)..........................     $36.28    (0.06)(6)      (3.30)          (0.01)         (4.78)           0.00
November 1, 2006 to October 31, 2007....     $32.63    (0.15)(6)       6.76            0.00          (2.96)           0.00
November 1, 2005 to October 31, 2006....     $31.17    (0.04)          4.61            0.00          (3.11)           0.00
January 1, 2005 to October 31, 2005(8)..     $29.19    (0.18)          2.67            0.00          (0.51)           0.00
January 1, 2004 to December 31, 2004....     $27.40    (0.27)(6)       5.51            0.00          (3.45)           0.00
January 1, 2003 to December 31, 2003....     $18.92    (0.12)(6)       9.26           (0.01)         (0.65)           0.00
Class B
November 1, 2007 to April 30, 2008
   (Unaudited)..........................     $33.98    (0.16)(6)      (3.09)           0.00          (4.78)           0.00
November 1, 2006 to October 31, 2007....     $30.96    (0.38)(6)       6.36            0.00          (2.96)           0.00
November 1, 2005 to October 31, 2006....     $29.92    (0.35)          4.50            0.00          (3.11)           0.00
January 1, 2005 to October 31, 2005(8)..     $28.21    (0.40)          2.62            0.00          (0.51)           0.00
January 1, 2004 to December 31, 2004....     $26.79    (0.47)(6)       5.34            0.00          (3.45)           0.00
January 1, 2003 to December 31, 2003....     $18.66    (0.29)(6)       9.08           (0.01)         (0.65)           0.00
Class C
November 1, 2007 to April 30, 2008
   (Unaudited)..........................     $34.07    (0.15)(6)      (3.11)           0.00          (4.78)           0.00
November 1, 2006 to October 31, 2007....     $31.03    (0.38)(6)       6.38            0.00          (2.96)           0.00
November 1, 2005 to October 31, 2006....     $29.99    (0.34)          4.49            0.00          (3.11)           0.00
January 1, 2005 to October 31, 2005(8)..     $28.27    (0.44)          2.67            0.00          (0.51)           0.00
January 1, 2004 to December 31, 2004....     $26.83    (0.47)(6)       5.36            0.00          (3.45)           0.00
January 1, 2003 to December 31, 2003....     $18.68    (0.28)(6)       9.09           (0.01)         (0.65)           0.00
Class Z
November 1, 2007 to April 30, 2008
   (Unaudited)..........................     $36.73    (0.05)(6)      (3.35)          (0.01)         (4.78)           0.00
November 1, 2006 to October 31, 2007....     $32.98    (0.13)(6)       6.84            0.00          (2.96)           0.00
November 1, 2005 to October 31, 2006....     $31.45    (0.02)          4.66            0.00          (3.11)           0.00
January 1, 2005 to October 31, 2005(8)..     $29.40    (0.15)          2.71            0.00          (0.51)           0.00
January 1, 2004 to December 31, 2004....     $27.53    (0.22)(6)       5.54            0.00          (3.45)           0.00
January 1, 2003 to December 31, 2003....     $18.98    (0.09)(6)       9.30           (0.01)         (0.65)           0.00
Institutional Class
November 1, 2007 to April 30, 2008
   (Unaudited)..........................     $36.77     0.21          (3.35)          (0.17)         (4.78)           0.00
July 31, 2007(4) to October 31, 2007....     $34.30     0.01(6)        2.46            0.00           0.00            0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 75

                              Financial Highlights


                                                                  Ratio to Average
                                                              Net Assets (Annualized)(1)
                                                     ----------------------------------------
                                            Ending       Net
                                          Net Asset  Investment                                           Portfolio   Net Assets at
                                          Value Per    Income      Gross   Expenses     Net      Total     Turnover   End of Period
                                            Share      (Loss)    Expenses   Waived   Expenses  Return(2)   Rate(3)   (000's omitted)
                                          ---------  ----------  --------  --------  --------  ---------  ---------  ---------------
SMALL CAP OPPORTUNITIES FUND
Administrator Class
November 1, 2007 to April 30, 2008
   (Unaudited)..........................    $31.65      0.14%      1.30%    (0.10)%    1.20%     (7.83)%      34%       $  765,055
November 1, 2006 to October 31, 2007....    $39.68      0.29%      1.33%    (0.13)%    1.20%     20.94%       65%       $  910,162
November 1, 2005 to October 31, 2006....    $38.56     (0.11)%     1.34%    (0.14)%    1.20%     22.57%       79%       $  800,078
October 1, 2005 to October 31, 2005(5)..    $33.97     (0.35)%     1.33%    (0.13)%    1.20%     (2.78)%       7%       $  704,714
October 1, 2004 to September 30, 2005...    $34.93     (0.28)%     1.29%    (0.09)%    1.20%     18.76%      107%       $  725,651
October 1, 2003 to September 30, 2004...    $33.46     (0.27)%     1.30%    (0.10)%    1.20%     25.25%      113%       $  534,600
October 1, 2002 to September 30, 2003...    $27.57     (0.57)%     1.31%    (0.11)%    1.20%     28.47%      152%       $  381,786
SMALL CAP VALUE FUND
Class A
November 1, 2007 to April 30, 2008
   (Unaudited)..........................    $28.13     (0.39)%     1.43%     0.00%     1.44%     (9.32)%      11%       $  606,374
November 1, 2006 to October 31, 2007....    $36.28     (0.45)%     1.44%     0.00%     1.44%     21.87%       48%       $  715,334
November 1, 2005 to October 31, 2006....    $32.63     (0.15)%     1.44%    (0.01)%    1.43%     15.44%       33%       $  656,151
January 1, 2005 to October 31, 2005(8)..    $31.17     (0.70)%     1.50%    (0.03)%    1.47%      8.66%       33%       $  606,811
January 1, 2004 to December 31, 2004....    $29.19     (0.96)%     1.57%    (0.04)%    1.53%     19.89%       34%       $  598,226
January 1, 2003 to December 31, 2003....    $27.40     (0.55)%     1.56%    (0.02)%    1.54%     48.49%       30%       $  673,580
Class B
November 1, 2007 to April 30, 2008
   (Unaudited)..........................    $25.95     (1.15)%     2.18%     0.00%     2.19%     (9.65)%      11%       $   94,607
November 1, 2006 to October 31, 2007....    $33.98     (1.20)%     2.19%     0.00%     2.19%     20.94%       48%       $  123,492
November 1, 2005 to October 31, 2006....    $30.96     (0.91)%     2.19%    (0.01)%    2.18%     14.61%       33%       $  128,970
January 1, 2005 to October 31, 2005(8)..    $29.92     (1.46)%     2.26%    (0.02)%    2.24%      7.99%       33%       $  133,825
January 1, 2004 to December 31, 2004....    $28.21     (1.71)%     2.33%    (0.05)%    2.28%     18.95%       34%       $  136,825
January 1, 2003 to December 31, 2003....    $26.79     (1.37)%     2.36%    (0.01)%    2.35%     47.28%       30%       $  126,152
Class C
November 1, 2007 to April 30, 2008
   (Unaudited)..........................    $26.03     (1.14)%     2.18%     0.00%     2.19%     (9.66)%      11%       $  119,358
November 1, 2006 to October 31, 2007....    $34.07     (1.20)%     2.19%     0.00%     2.19%     20.96%       48%       $  146,997
November 1, 2005 to October 31, 2006....    $31.03     (0.91)%     2.19%    (0.01)%    2.18%     14.57%       33%       $  143,872
January 1, 2005 to October 31, 2005(8)..    $29.99     (1.46)%     2.26%    (0.02)%    2.24%      8.01%       33%       $  146,162
January 1, 2004 to December 31, 2004....    $28.27     (1.71)%     2.34%    (0.05)%    2.29%     19.00%       34%       $  157,329
January 1, 2003 to December 31, 2003....    $26.83     (1.32)%     2.34%    (0.02)%    2.32%     47.34%       30%       $  158,942
Class Z
November 1, 2007 to April 30, 2008
   (Unaudited)..........................    $28.54     (0.33)%     1.58%    (0.22)%    1.36%     (9.29)%      11%       $2,383,378
November 1, 2006 to October 31, 2007....    $36.73     (0.37)%     1.61%    (0.25)%    1.36%     21.95%       48%       $3,183,124
November 1, 2005 to October 31, 2006....    $32.98     (0.05)%     1.61%    (0.25)%    1.36%     15.53%       33%       $2,571,031
January 1, 2005 to October 31, 2005(8)..    $31.45     (0.57)%     1.58%    (0.24)%    1.34%      8.83%       33%       $1,926,165
January 1, 2004 to December 31, 2004....    $29.40     (0.79)%     1.40%    (0.04)%    1.36%     20.09%       34%       $1,359,158
January 1, 2003 to December 31, 2003....    $27.53     (0.41)%     1.42%    (0.02)%    1.40%     48.70%       30%       $1,167,094
Institutional Class
November 1, 2007 to April 30, 2008
   (Unaudited)..........................    $28.48      0.16%      0.99%    (0.04)%    0.95%     (9.12)%      11%       $  412,650
July 31, 2007(4) to October 31, 2007....    $36.77      0.13%      0.97%    (0.03)%    0.94%      7.20%       48%       $    8,707

             76 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the

             Wells Fargo Advantage Small and Mid Cap Stock Funds 77

                          Notes to Financial Statements


Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

AFFILIATE SECURITIES

An affiliate company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates of a Fund at period-end are noted in the Fund's Portfolio of Investments. The following such positions were held by the Small Cap Value Fund at April 30, 2008:

                                                                                                                        % of Voting
                                                                            Market         Unrealized       Dividend       Shares
Security Name                              Quantity         Cost            Value          Gain/Loss         Income     Outstanding
--------------------------------------  -------------  --------------  ---------------  ---------------  -------------  -----------
Apex Silver Mines Limited                5,174,700.00  $72,970,958.07  $ 52,005,735.00  $(20,965,223.07) $           0     8.78%
Argo Group International Holdings Ltd    1,706,900.00   73,585,044.61    61,141,158.00   (12,443,886.61)             0     5.56%
Capstead Mortgage Corporation            2,881,800.00   36,344,500.65    37,175,220.00       830,719.35   1,206,492.00     5.82%
Champion Enterprises Incorporated        7,741,200.00   72,971,189.48    79,889,184.00     6,917,994.52              0     9.98%
Chesapeake Corporation                   1,114,500.00   16,259,861.39     4,881,510.00   (11,378,351.39)             0     5.57%
China Grentech Corporation Limited Adr   3,124,194.00   37,212,916.29    14,777,437.62   (22,435,478.67)             0    12.50%
Constar International Incorporated       1,157,940.00    8,823,251.05     3,392,764.20    (5,430,486.85)             0     8.93%
Covenant Transportation Group
   Incorporated                          1,110,200.00   16,896,448.39     6,361,446.00   (10,535,002.39)             0     9.51%
Cray Incorporated                        3,338,600.00   34,470,925.24    20,799,478.00   (13,671,447.24)             0    10.24%
Credence Systems Corporation             7,274,300.00   37,271,246.37     7,565,272.00   (29,705,974.37)             0     7.12%
Cross Country Healthcare Incorporated    2,517,800.00   45,834,831.02    30,112,888.00   (15,721,943.02)             0     8.12%
Empire Resorts Incorporated              1,879,800.00   12,343,890.27     5,056,662.00    (7,287,228.27)             0     6.33%
Fleetwood Enterprises Incorporated       6,814,800.00   57,231,728.45    23,511,060.00   (33,720,668.45)             0    10.61%
Gentiva Health Services Incorporated     1,432,100.00   24,270,593.40    31,133,854.00     6,863,260.60              0     5.04%
Global Industries Limited                6,301,400.00   75,979,490.73   100,570,344.00    24,590,853.27              0     5.47%
Intermec Incorporated                    3,462,300.00   65,190,054.10    73,123,776.00     7,933,721.90              0     5.68%
Interoil Corporation                     2,794,900.00   63,084,443.37    52,795,661.00   (10,288,782.37)             0     9.01%
Intertape Polymer group Incorporated     8,618,150.00   51,055,686.45    20,252,652.50   (30,803,033.95)             0    14.62%
McMoran Exploration Company              3,612,400.00   47,170,196.15    99,052,008.00    51,881,811.85              0     6.50%
Mrv Communications Incorporated         11,120,100.00   30,827,065.41    17,458,557.00   (13,368,508.41)             0     7.08%
Newpark Resources Incorporated           8,328,300.00   49,003,450.19    45,722,367.00    (3,281,083.19)             0     9.32%
Nymagic Incorporated                       506,100.00   13,952,325.25    11,513,775.00    (2,438,550.25)     61,544.00     5.81%
Orasure Technologies Incorporated        4,996,800.00   41,211,206.89    32,279,328.00    (8,931,878.89)             0    10.67%
OSI Systems Incorporated                 1,451,400.00   27,623,193.82    35,486,730.00     7,863,536.18              0     8.22%
Palm Harbor Homes Incorporated           1,192,800.00   11,612,244.62    10,270,008.00    (1,342,236.62)             0     5.22%
Phi Incorporated                           773,500.00   18,579,807.96    29,060,395.00    10,480,587.04              0     6.22%
Power-One Incorporated                   5,970,300.00   37,219,709.93    17,851,197.00   (19,368,512.93)             0     6.83%

             78 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Notes to Financial Statements


                                                                          Market         Unrealized      Dividend   % of Shares
Security Name                            Quantity         Cost            Value          Gain/Loss        Income    Outstanding
-------------------------------------  ------------  --------------  ---------------  ---------------  -----------  -----------
Prestige Brands Holdings Incorporated  3,442,100.00  $40,419,038.27  $ 30,910,058.00  $ (9,508,980.27) $         0      6.88%
Randgold Resources Limited Adr         4,163,300.00   58,593,827.58   189,513,416.00   130,919,588.42   544,116.00      5.46%
RH Donnelley Corporation               3,513,400.00   64,258,402.05    16,829,186.00   (47,429,216.05)           0      5.11%
Skyline Corporation                      461,700.00   14,114,932.02    12,705,984.00    (1,408,948.02)  115,776.00      5.50%
US Concrete Incorporated               2,920,600.00   21,159,729.19     9,637,980.00   (11,521,749.19)           0      7.34%
Webco Industries Incorporated            100,364.50    5,859,328.43    13,549,207.50     7,689,879.07            0     14.12%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2008.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 79

                          Notes to Financial Statements


Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: September 30, 2004; October 31, 2004; December 31, 2004; September 30, 2005; October 31, 2005; October 31, 2006; October 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2007, the Funds' prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gain, were:

                                          Capital Loss
FUND                    Expiration Year   Carryforwards
---------------------   ---------------   -------------
MID CAP GROWTH FUND           2008         $ 2,795,089
                              2009             139,021
SMALL CAP GROWTH FUND         2008           7,031,907
                              2009           4,946,742
SMALL CAP VALUE FUND          2010          27,035,733
                              2011           1,040,222

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the

             80 Wells Fargo Advantage Small and Mid Cap Stock Funds

                         Notes to Financial Statements


revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For the six-month period ended April 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at April 30, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of April 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                Defaulted SIVs
PORTFOLIO                      ($Market Value)   % of Net Assets
---------                      ---------------   ---------------
C&B MID CAP VALUE FUND             8,044,823          1.65%
COMMON STOCK FUND                  8,409,355          0.81%
MID CAP GROWTH FUND                2,678,173          1.81%
SMALL CAP GROWTH FUND             10,465,377          2.59%
SMALL CAP OPPORTUNITIES FUND      14,900,622          1.95%

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices, to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of April 30, 2008, the following Fund had open swap contracts:

                    Swap        Notional         Interest Rate/       Interest Rate/   Maturity   Net Unrealized
FUND           Counter Party    Principal        Index Received         Index Paid       Date       Gain/(Loss)
----          ---------------  ----------  -------------------------  --------------  ----------  --------------
Common Stock  Lehman Brothers  $7,465,391       Notional Amount        Market Value   11-30-2008    $2,218,027
                  Finance                     x (3 Month USD Libor     Appreciation
                                            plus 30 bps) plus Market   on Customized
                                             Value Depreciation on     Stock Index*
                                            Customized Stock Index*

Common Stock  Lehman Brothers   8,226,955       Notional Amount        Market Value   11-07-2008    (1,028,112)
                  Finance                     x (3 Month USD Libor     Appreciation
                                            plus 30 bps) plus Market   on Customized
                                             Value Depreciation on     Stock Index**
                                            Customized Stock Index**

             Wells Fargo Advantage Small and Mid Cap Stock Funds 81

                         Notes to Financial Statements


                    Swap        Notional         Interest Rate/       Interest Rate/   Maturity   Net Unrealized
FUND           Counter Party    Principal        Index Received         Index Paid       Date       Gain/(Loss)
----          ---------------  ----------  -------------------------  --------------  ----------  --------------
Common Stock  Lehman Brothers  10,740,260       Notional Amount        Market Value   07-16-2008      (219,355)
                  Finance                     x (3 Month USD Libor     Appreciation
                                            plus 30 bps) plus Market   on Customized
                                             Value Depreciation on    Stock Index***
                                           Customized Stock Index***

* Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: Rio Tinto Plc, Freeport-McMoRan Copper & Gold Incorporated and Billiton Limited.

** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: DR Horton, Incorporated, KB Home, Toll Brothers Incorporated, Pulte Home Incorporated and Ryan Group Incorporated.

*** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: BB&T Corporation, Synovus Financial Corporation, TCF Financial Corporation, Zions Bancorporation, Wachovia Corporation and Bank of America Corporation.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values.

Written options transactions during the six-month period ended April 30, 2008, were as follows:

                                                  COMMON STOCK FUND           SMALL CAP VALUE FUND
                                            ----------------------------  ----------------------------
CALL OPTIONS WRITTEN                        Contracts  Premiums Received  Contracts  Premiums Received
--------------------                        ---------  -----------------  ---------  -----------------
Options at beginning of period                (250)        $ (99,249)      (73,911)    $(36,159,546)
Options written                               (250)         (157,998)     (143,571)     (84,926,139)
Options terminated in closing transactions       0                 0       169,306       92,544,414
Options expired                                  0                 0         6,132        1,102,018
Options split                                    0                 0       (14,215)               0
Options exercised                              500           257,247         6,525        5,177,100
Options at end of period                         0         $       0       (49,734)    $(22,262,153)

                                                SMALL CAP VALUE FUND
                                            ---------------------------
PUT OPTIONS WRITTEN                         Contracts  Premiums Received
-------------------                         ---------  -----------------
Options at beginning of period               (5,100)      $(2,079,263)
Options written                              (9,750)       (6,074,371)
Options terminated in closing transactions   14,542         8,080,343
Options expired                                   0                 0
Options split                                     0                 0
Options exercised                               108            40,392
Options at end of period                       (200)      $   (32,899)

             82 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Notes to Financial Statements


3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadvisers are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory                                                  Subadvisory
                                                       Fees (% of                                                  Fees (% of
                                   Average Daily     Average Daily                             Average Daily     Average Daily
FUND                                Net Assets        Net Assets)         Subadviser            Net Assets        Net Assets)
----                            ------------------   -------------   --------------------   ------------------   -------------
C&B MID CAP VALUE FUND          First $500 million       0.750        Cooke & Bieler, LP    First $250 million       0.550
                                 Next $500 million       0.700                              Next $250 million        0.500
                                   Next $2 billion       0.650                              Next $250 million        0.450
                                   Next $2 billion       0.625                              Over $750 million        0.400
                                   Over $5 billion       0.600
COMMON STOCK FUND               First $500 million       0.750          Wells Capital       First $100 million       0.450
                                 Next $500 million       0.700            Management        Next $100 million        0.400
                                   Next $2 billion       0.650           Incorporated       Over $200 million        0.300
                                   Next $2 billion       0.625
                                   Over $5 billion       0.600
MID CAP GROWTH FUND             First $500 million       0.750          Wells Capital       First $100 million       0.450
                                 Next $500 million       0.700            Management        Next $100 million        0.400
                                   Next $2 billion       0.650           Incorporated       Over $200 million        0.300
                                   Next $2 billion       0.625
                                   Over $5 billion       0.600
SMALL CAP GROWTH FUND*          First $500 million       0.850          Wells Capital       First $100 million       0.550
                                 Next $500 million       0.825            Management        Next $100 million        0.500
                                   Next $1 billion       0.800           Incorporated       Over $200 million        0.400
                                   Next $1 billion       0.775
                                   Over $3 billion       0.750
SMALL CAP OPPORTUNITIES FUND*   First $500 million       0.850        Schroder Investment   First $275 million       0.500
                                 Next $500 million       0.825         Management North     Over $275 million        0.450
                                   Next $1 billion       0.800       America Incorporated
                                   Next $1 billion       0.775
                                   Over $3 billion       0.750
SMALL CAP VALUE FUND*           First $500 million       0.850          Wells Capital       First $100 million       0.550
                                 Next $500 million       0.825            Management        Next $100 million        0.500
                                   Next $1 billion       0.800           Incorporated       Over $200 million        0.400
                                   Next $1 billion       0.775
                                   Over $3 billion       0.750

* Effective March 1, 2008. Prior to March 1, 2008, Funds Management was entitled to receive an annual fee at the following rates:

                                                      Advisory Fees
                                  Average Daily       (% of Average
FUND                               Net Assets       Daily Net Assets)
----                           ------------------   -----------------
SMALL CAP GROWTH FUND          First $500 million         0.900
                                Next $500 million         0.850
                                  Next $2 billion         0.800
                                  Next $2 billion         0.775
                                  Over $5 billion         0.750

             Wells Fargo Advantage Small and Mid Cap Stock Funds 83

                          Notes to Financial Statements


                                                      Advisory Fees
                                  Average Daily       (% of Average
FUND                               Net Assets       Daily Net Assets)
----                           ------------------   -----------------
SMALL CAP OPPORTUNITIES FUND   First $500 million         0.900
                                Next $500 million         0.850
                                  Next $2 billion         0.800
                                  Next $2 billion         0.775
                                  Over $5 billion         0.750
SMALL CAP VALUE FUND           First $500 million         0.900
                                Next $500 million         0.850
                                  Next $2 billion         0.800
                                  Next $2 billion         0.775
                                  Over $5 billion         0.750

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                           Average Daily       (% of Average
                                            Net Assets       Daily Net Assets)
                                         ----------------   -------------------
Fund level                               First $5 billion          0.05
                                          Next $5 billion          0.04
                                         Over $10 billion          0.03
Class A, Class B, Class C, and Class D   All asset levels          0.28
Class Z                                  All asset levels          0.40
Administrator Class                      All asset levels          0.10
Institutional Class                      All asset levels          0.08

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                      % of Average
                                    Daily Net Assets
                                    ----------------
All Small and Mid Cap Stock Funds         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                        % of Average
SHARE CLASS                                                           Daily Net Assets
-----------                                                           ----------------
Class A, Class B, Class C, Class D, Class Z and Administrator Class         0.25

             84 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Notes to Financial Statements


For the six-month period ended April 30, 2008, shareholder servicing fees paid were as follows:

                                                                                  Administrator
FUND                           Class A   Class B   Class C   Class D    Class Z       Class
----                          --------  --------  --------  --------  ----------  --------------
C&B MIDCAP GROWTH FUND        $ 47,276  $ 13,364  $ 13,444  $515,633          NA     $ 99,057
COMMON STOCK FUND               70,182    32,964    19,204        NA  $1,165,464           NA
MID CAP GROWTH FUND            135,111     6,621     3,091        NA      46,046            2
SMALL CAP GROWTH FUND          217,443    13,307     9,678        NA      40,572      109,391
SMALL CAP OPPORTUNITIES FUND        NA        NA        NA        NA     880,423           NA
SMALL CAP VALUE FUND           774,792   127,565   154,177        NA   2,995,480           NA

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended April 30, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management has contractually committed through February 28, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Fund level expenses, when waived, are waived proportionately among classes based upon relative net assets. Class specific expenses may also be waived within a specific class. The contractual net operating expense ratios in effect for the six-month period ended April 30, 2008, were as follows:

                                                     Net Operating Expense Ratios
                              -------------------------------------------------------------------------
                                                                           Administrator  Institutional
FUND                          Class A  Class B  Class C  Class D  Class Z      Class          Class
----                          -------  -------  -------  -------  -------  -------------  -------------
C&B MIDCAP GROWTH FUND         1.40%    2.15%    2.15%    1.25%     NA         1.15%          0.90%
COMMON STOCK FUND              1.31%    2.06%    2.06%      NA    1.29%          NA             NA
MID CAP GROWTH FUND            1.40%    2.15%    2.15%      NA    1.49%(1)     1.15%          0.90%
SMALL CAP GROWTH FUND          1.40%    2.15%    2.15%      NA    1.49%(1)     1.20%          0.90%
SMALL CAP OPPORTUNITIES FUND     NA       NA       NA       NA      NA         1.20%            NA
SMALL CAP VALUE FUND           1.44%    2.19%    2.19%      NA    1.36%          NA           0.95%

(1) Effective February 29, 2008, the net operating expense ratio fo the Mid Cap Growth Fund Class Z and Small Cap Growth Fund Class Z decreased from 1.57% to 1.49%. The weighted blended net operating expense ratio for the period ended April 30, 2008, for the Mid Cap Growth Fund Class Z is 1.54% and for the Small Cap Growth Fund Class Z is 1.55%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended April 30, 2008, were as follows:

\
             Wells Fargo Advantage Small and Mid Cap Stock Funds 85

                         Notes to Financial Statements


FUND                           Purchases at Cost   Sales Proceeds
----------------------------   -----------------   --------------
C&B MIDCAP GROWTH FUND           $ 91,830,504       $395,216,263
COMMON STOCK FUND                 410,320,775        430,300,705
MID CAP GROWTH FUND                49,688,420         71,431,235
SMALL CAP GROWTH FUND             190,253,007        164,934,468
SMALL CAP OPPORTUNITIES FUND      247,926,187        290,669,367
SMALL CAP VALUE FUND              388,896,756        655,433,864

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended April 30, 2008, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. The Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

             86 Wells Fargo Advantage Small and Mid Cap Stock Funds

                         Notes to Financial Statements


8. SUBSEQUENT EVENT

At its November 7, 2007 meeting, the Board unanimously approved modifying certain share class names and features. Class D shares and Class Z shares will each be renamed Investor Class shares and will each be modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information was provided to shareholders approximately 60 days in advance of the modifications.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 87

                               Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                            Position Held and
Name and Age              Length of Service(2)            Principal Occupations During Past Five Years         Other Directorships
--------------------   --------------------------   --------------------------------------------------------   -------------------
Thomas S. Goho         Trustee, since 1987          Co-Director for the Calloway School of Stephens            None
65                                                  University of Wake Forest University. Prior thereto, the
                                                    Thomas Goho Chair of Finance of Wake Forest University,
                                                    Calloway School of Business and Accountancy, from
                                                    2006-2007 and Associate Professor of Finance from
                                                    1999-2005.

Peter G. Gordon        Trustee, since 1998;         Chairman, CEO and Co-Founder of Crystal Geyser Water       None
65                     Chairman, since 2005 (Lead   Company and President of Crystal Geyser Roxane Water
                        Trustee since 2001)         Company.

Olivia S. Mitchell     Trustee, since 2006          Professor of Insurance and Risk Management, Wharton        None
55                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research associate and board member, Penn Aging Research
                                                    Center. Research associate, National Bureau of Economic
                                                    Research.
Timothy J. Penny       Trustee, since 1996          President and CEO of Southern Minnesota Initiative         None
56                                                  Foundation, a non-profit organization since 2007 and
                                                    Senior Fellow at the Humphrey Institute Policy Forum at
                                                    the University of Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996          Principal of the law firm of Willeke & Daniels.            None
67

             88 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                Other Information


INTERESTED TRUSTEE(3)

                            Position Held and
Name and Age              Length of Service(2)            Principal Occupations During Past Five Years         Other Directorships
--------------------   --------------------------   --------------------------------------------------------   -------------------
J. Tucker Morse        Trustee, since 1987          Private Investor/Real Estate Developer. Prior thereto,     None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS

                            Position Held and
Name and Age              Length of Service(2)            Principal Occupations During Past Five Years         Other Directorships
--------------------   --------------------------   --------------------------------------------------------   -------------------
Karla M. Rabusch       President, since 2003        Executive Vice President of Wells Fargo Bank, N.A. and     None
                                                    President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.

C. David Messman       Secretary, since 2000;       Senior Vice President and Secretary of Wells Fargo Funds   None
47                     Chief Legal Counsel,         Management, LLC since 2001. Vice President and Managing
                       since 2003                   Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007        Vice President and Manager of Fund Accounting, Reporting   None
48                                                  and Tax for Wells Fargo Funds Management, LLC since
                                                    2007. Director of Fund Administration and SEC Reporting
                                                    for TIAA-CREF from 2005 to 2007. Chief Operating Officer
                                                    for UMB Fund Services, Inc. from 2004 to 2005.
                                                    Controller for Sungard Transaction Networks from 2002 to
                                                    2004.
Debra Ann Early        Chief Compliance             Chief Compliance Officer of Wells Fargo Funds              None
43                     Officer, since 2007          Management, LLC since 2007. Chief Compliance Officer of
                                                    Parnassus Investments from 2005 to 2007. Chief Financial
                                                    Officer of Parnassus Investments from 2004 to 2007 and
                                                    Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                    1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of April 30, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 89

                               Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

C&B MID CAP VALUE FUND, COMMON STOCK FUND, MID CAP GROWTH FUND,
SMALL CAP GROWTH FUND, SMALL CAP OPPORTUNITIES FUND AND SMALL CAP VALUE FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund and Small Cap Value Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Small Cap Value Fund; (iii) an investment sub-advisory agreement with Schroder Investment Management North America Inc. ("Schroder") for the Small Cap Opportunities Fund; and (iv) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Mid Cap Value Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Schroder and Cooke & Bieler (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant fund that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's

             90 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                Other Information


benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each Fund, except for the C&B Mid Cap Value Fund, was better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Board noted that performance of the C&B Mid Cap Value Fund was lower than the median performance of its Universe for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the C&B Mid Cap Value Fund. The Board requested continued reports on the performance of the C&B Mid Cap Value Fund.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that each Fund's net operating expense ratios were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board also noted Funds Management's recommendation to reduce the net operating expense ratios for certain share classes of the Mid Cap Growth Fund in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce administration fees for a share class of certain Funds in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund and

             Wells Fargo Advantage Small and Mid Cap Stock Funds 91

                               Other Information


Small Cap Value Fund was not a material factor in determining whether to renew the agreement. The Board did not consider separate profitability information with respect to Cooke & Bieler or Schroder, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler and Schroder had been negotiated by Funds Management on an arm's length basis and that Cooke & Bieler's and Schroder's profitability from their relationships with the C&B Mid Cap Value Fund and Small Cap Opportunities Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a us times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

             92 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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

(WELLS FARGO LOGO)
  ADVANTAGE FUNDS

MORE INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE, E-MAIL, VISIT THE FUNDS' WEB SITE, OR CALL:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individua Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    110491 06-07
                                                             SMCFLD/SAR122 04-08

                                                              (WELLS FARGO LOGO)
                                                               ADVANTAGE FUNDS

(GRAPHIC)
Semi-Annual Report
April 30, 2008

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE DISCOVERY FUND(SM)

-    WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM)

-    WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

-    WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM)

-    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

-    WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
LETTER TO SHAREHOLDERS.................    2
PERFORMANCE HIGHLIGHTS
Discovery Fund.........................    4
Enterprise Fund........................    6
Mid Cap Disciplined Fund...............    8
Opportunity Fund.......................   10
Small Cap Disciplined Fund.............   12
Small/Mid Cap Value Fund...............   14
FUND EXPENSES..........................   16
PORTFOLIO OF INVESTMENTS
Discovery Fund.........................   19
Enterprise Fund........................   24
Mid Cap Disciplined Fund...............   29
Opportunity Fund.......................   34
Small Cap Disciplined Fund.............   40
Small/Mid Cap Value Fund...............   46
FINANCIAL STATEMENTS
Statements of Assets and Liabilities...   50
Statements of Operations...............   52
Statements of Changes in Net Assets....   54
Financial Highlights...................   62
NOTES TO FINANCIAL STATEMENTS..........   68
OTHER INFORMATION......................   78
LIST OF ABBREVIATIONS..................   83

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF APRIL 30, 2008.

EQUITY FUNDS
Asia Pacific Fund                        Equity Value Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Growth and Income Fund                            Overseas Fund
C&B Mid Cap Value Fund                   Growth Fund                                       Small Cap Disciplined Fund
Capital Growth Fund                      Growth Equity Fund                                Small Cap Growth Fund
Common Stock Fund                        Index Fund                                        Small Cap Opportunities Fund
Discovery Fund                           International Core Fund                           Small Cap Value Fund
Diversified Equity Fund                  International Equity Fund                         Small Company Growth Fund
Diversified Small Cap Fund               International Value Fund                          Small Company Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund             Large Cap Growth Fund                             Specialized Financial Services Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Large Company Value Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Disciplined Fund                          Value Fund
Equity Index Fund                        Mid Cap Growth Fund

BOND FUNDS
California Limited-Term Tax-Free Fund    Inflation-Protected Bond Fund                     Short-Term High Yield Bond Fund
California Tax-Free Fund                 Intermediate Government Income Fund(1)            Short-Term Municipal Bond Fund
Colorado Tax-Free Fund                   Intermediate Tax-Free Fund                        Stable Income Fund
Corporate Bond Fund                      Minnesota Tax-Free Fund                           Strategic Income Fund
Diversified Bond Fund                    Municipal Bond Fund                               Total Return Bond Fund
Government Securities Fund(1)            National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
High Income Fund                         National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Yield Bond Fund                     Short Duration Government Bond Fund(1)            Ultra-Short Duration Bond Fund
Income Plus Fund                         Short-Term Bond Fund                              Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund(2)
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund(2)
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund(2)
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund(2)
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund(2)
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund(2)
Life Stage-Aggressive Portfolio          Target Today Fund(2)                              Target 2050 Fund(2)
Life Stage-Conservative Portfolio        Target 2010 Fund(2)
Life Stage-Moderate Portfolio            Target 2015 Fund(2)

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)       Heritage Money Market Fund                        National Tax-Free Money Market Fund
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       National Tax-Free Money Market Trust
California Tax-Free Money Market Trust   Money Market Fund                                 Overland Express Sweep Fund
Cash Investment Money Market Fund        Money Market Trust                                Prime Investment Money Market Fund
Government Money Market Fund(1)          Municipal Money Market Fund                       Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

              2 Wells Fargo Advantage Small and Mid Cap Stock Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUCH)

KARLA M. RABUCH,
President
WELL FARGO ADVENTAGE FUNDS

FALLING PRICES OF NEW AND EXISTING HOMES ESPECIALLY AFFECTED SUBPRIME BORROWERS WHO FALTERED WHEN EASY ACCESS TO CREDIT ALL BUT DISAPPEARED FOR THEM AND MARKET-VALUE EQUITY ON THEIR HOMES DECLINED.

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds that covers the six-month period that ended April 30, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS.

First, the Fed lowered the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points (100 basis points equals 1.00%), with the latest rate cut during the period occurring on April 30. Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And third, it agreed to make the discount window available to nonbank dealers and to lend to banks for longer-than-normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET.

During the six-month period, the Lehman Brothers U.S. Treasury Index(1) returned 5.87%, compared to 4.08% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index(2). Corporate and high-yield bonds trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

----------
(1) Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury. It includes only notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. You cannot invest directly in an index.

(2) The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 3

                             Letter to Shareholders


ENERGY STOCKS WERE ONE OF THE FEW BRIGHT SPOTS IN THE MARKET, AS OIL PRICES CONTINUED TO RISE.

THE STOCK MARKET STRUGGLED IN MOST AREAS.

The S&P 500 Index declined 9.64% for the six-month period. Within the S&P 500 Index, value stocks underperformed growth stocks, largely because of continued weakness in financials as the credit fallout from the housing crisis continued to work its way through the system. The S&P Financial Index(3) declined 20.03% for the period. Small cap stocks underperformed large caps, in part because investors tend to prefer better-established companies during uncertain periods. Both small caps and large caps underperformed mid cap stocks, which pair some of the higher growth rates of small caps with some of the financial stability of large caps. Energy stocks were one of the few bright spots in the market, as oil prices continued to rise.

THE CONTINUED UNCERTAINTY SURROUNDING THE HOUSING MARKET, LIQUIDITY, AND INFLATION SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

PLANNING AHEAD.

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Advantage Funds

----------
(3) The S&P Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. You cannot invest directly in an index.

              4 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE DISCOVERY FUND

INVESTMENT OBJECTIVE
THE WELLS FARGO ADVANTAGE DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION
December 31, 1987

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                  (PIE CHART)

Telecommunication Services    (8%)
Consumer Discretionary       (12%)
Consumer Staples              (1%)
Energy                       (13%)
Financials                    (4%)
Health Care                  (20%)
Industrials                  (14%)
Information Technology       (23%)
Materials                     (5%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Equinix Incorporated                                    3.68%
NII Holdings Incorporated                               3.09%
SBA Communications Corporation                          2.95%
Activision Incorporated                                 2.22%
Newfield Exploration Company                            2.20%
Alpha Natural Resources Incorporated                    2.12%
Solera Holdings Incorporated                            2.06%
Foster Wheeler Limited                                  1.98%
Charles River Laboratories International Incorporated   1.79%
Incorporated
NetLogic Microsystems Incorporated                      1.77%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 5

                             Performance Highlights


                                WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                            Including Sales Charge                Excluding Sales Charge            Expense Ratio
                                  -------------------------------------   -------------------------------------   -----------------
DISCOVERY FUND                    6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
-------------------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WFDAX)                     (17.40)   (2.27)    14.31     7.09     (12.37)     3.70     15.67     7.73      1.41%     1.33%
Class C (WDSCX)                     (13.84)    1.85     14.86     7.02     (12.84)     2.85     14.86     7.02      2.16%     2.08%
Administrator Class (WFDDX)                                                (12.29)     3.73     15.81     7.80      1.23%     1.15%
Institutional Class (WFDSX)                                                (12.21)     3.99     15.89     7.84      0.96%     0.95%
Investor Class (STDIX)                                                     (12.40)     3.48     15.62     7.71      1.58%     1.38%
BENCHMARK
   Russell 2500 Growth Index(6)                                            (11.37)    (3.56)    14.88     4.79

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMACE SHOWN WITHOUT SALES CHARGE WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A and Class C shares incepted on July 31, 2007. Performance shown for the Class A and Class C shares prior to the inception of Class A and Class C shares reflects the performance of the Investor Class shares, which incepted on December 31, 1987, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Discovery Fund, the predecessor fund. The Investor Class share annual returns are substantially similar to what the Class A and Class C shares annual returns would be because the Investor Class shares, Class A shares, and Class C shares are invested in the same portfolio and their shares differ only to the extent that they do not have the same expenses. Administrator Class shares incepted on April 11, 2005. Performance shown for the Administrator Class shares prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted August 31, 2006. Performance shown for the Institutional Class shares prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to, and higher than those of the Institutional Class shares. Investor Class shares incepted December 31, 1987. Performance shown for the Investor Class shares prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

(4) For the Administrator class and Investor class, the gross expense ratio as stated in the March 1, 2008, prospectus. For the Institutional class shares, this is the first fiscal year. This gross expense ratio as stated in the March 1, 2008 prospectus is based on estimates for the current fiscal year.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

              6 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE ENTERPRISE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE ENTERPRISE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION
September 30, 1998

                                   (PIE CHART)

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

Consumer Discretionary                       (7%)
Consumer Staples                             (3%)
Energy                                      (15%)
Financials                                   (3%)
Health Care                                 (20%)
Industrials                                 (20%)
Information Technology                      (20%)
Materials                                    (5%)
Telecommunication Services                   (7%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Equinix Incorporated                        3.62%
NII Holdings Incorporated                   2.89%
BioMarin Pharmaceutical Incorporated        2.50%
BE Aerospace Incorporated                   2.41%
Invitrogen Corporation                      2.14%
Alpha Natural Resources Incorporated        2.12%
SBA Communications Corporation Class A      2.11%
Airgas Incorporated                         2.05%
Noble Corporation                           2.04%
Foster Wheeler Limited                      1.95%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 7

                             Performance Highlights


                               WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                                                                   Excluding Sales Charge
                                            Including Sales Charge          ----------------------------------    Expense Ratio
                                   ---------------------------------------                             Life of  ----------------
ENTERPRISE FUND                    6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year    Fund   Gross(4)  Net(5)
---------------------------------  ---------  ------  ------  ------------  ---------  ------  ------  -------  --------  ------
Class C (WENCX)                     (11.45)    2.61    14.25      13.54      (10.45)    3.61    14.25   13.54     2.17%    2.15%
Administrator Class (SEPKX)                                                  (10.02)    4.66    15.36   14.50     1.25%    1.15%
Advisor Class (SENAX)                                                        (10.17)    4.35    15.01   14.19     1.43%    1.40%
Institutional Class (WFEIX)                                                   (9.90)    4.91    15.63   14.57     0.98%    0.90%
Investor Class (SENTX)                                                       (10.21)    4.20    14.77   14.13     1.60%    1.49%
BENCHMARK
   Russell Midcap Growth Index(6)                                             (8.44)   (1.93)   15.29   8.21

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class C shares incepted on March 31, 2008. Performance shown for the Class C shares reflects the performance of the Investor Class shares, which incepted on September 30, 1998, and includes expenses that are not applicable to and are lower than Class C shares. Investor Class annual returns are substantially similar to what Class C shares would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Institutional Class shares incepted on June 30, 2003. Administrator Class shares incepted on August 30, 2002. Advisor Class shares incepted February 24, 2000. Performance shown prior to April 11, 2005 for the Institutional Class, Administrator Class, Advisor Class and Investor Class shares reflects the performance of the Institutional Class, Class K, Advisor Class and Investor Class shares, respectively, of the Strong Enterprise Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

(4) For Administrator, Advisor, Institutional, and Investor classes, reflects the gross expense ratio as stated in the March 1, 2008, prospectus. For Class C shares, this is the first fiscal year. This gross expense ratio as stated in the April 1, 2008, prospectus is based on estimates for the current fiscal year.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. You cannot invest directly in an Index.

              8 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Robert J. Costomiris, CFA

FUND INCEPTION
December 31, 1998

                                   (PIE CHART)

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

Consumer Discretionary                  (7%)
Consumer Staples                       (22%)
Energy                                  (7%)
Financials                             (12%)
Health Care                            (10%)
Industrials                            (15%)
Information Technology                 (20%)
Materials                               (3%)
Utilities                               (4%)


TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Waste Management Incorporated          6.02%
Tootsie Roll Industries Incorporated   4.91%
The Hersey Company                     4.47%
Wm. Wrigley Jr. Company                4.34%
Molex Incorporated Class A             4.27%
NiSource Incorporated                  3.83%
Electronic Arts Incorporated           3.82%
The Progressive Corporation            3.72%
US Bancorp                             3.65%
HLTH Corporation                       3.60%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 9

                             Performance Highlights


                      WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                     Including Sales Charge                  Excluding Sales Charge             Expense Ratio
                             ---------------------------------------  ---------------------------------------  ----------------
MID CAP DISCIPLINED FUND     6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(4)  Net(5)
---------------------------  ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------  ------
Class A (WFPAX)               (11.00)   (13.67)  14.05     13.44        (5.57)    (8.42)  15.41      14.16       1.37%    1.25%
Class C (WFPCX)                (6.93)   (10.09)  14.66     13.53        (5.93)    (9.09)  14.66      13.53       2.12%    2.00%
Administrator Class (WFMDX)                                             (5.52)    (8.29)  15.51      14.22       1.19%    1.15%
Institutional Class (WFMIX)                                             (5.38)    (8.03)  15.70      14.32       0.92%    0.90%
Investor Class (SMCDX)                                                  (5.54)    (8.43)  15.40      14.16       1.54%    1.31%
BENCHMARK
   Russell Midcap Value Index(6)                                        (9.20)   (11.65)  16.44      10.00

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A and Class C shares incepted on July 31, 2007. Performance shown for Class A and Class C shares prior to the inception of the Class A and Class C shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to, and higher than those of Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A shares and Class C shares would be because the Investor Class shares, Class A shares, and Class C shares are invested in the same portfolio and their returns differ only to the extent that the classes do not have the same expenses. Institutional and Administrator Class shares incepted on April 11, 2005. Performance shown for the Institutional and Administrator Class shares prior to the inception of the Institutional Class and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Investor Class shares incepted on December 31, 1998. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

(4) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. You cannot invest directly in an Index.

             10 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE OPPORTUNITY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION
December 31, 1985

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                  (PIE CHART)

Materials                 (7%)
information Technology   (20%)
Consumer Discretionary   (21%)
Consumer Staples          (4%)
industrials              (11%)
Health Care              (14%)
Financials               (10%)
Energy                   (13%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Weatherford International Limited             3.80%
Transocean Incorporated                       3.25%
Apache Corporation                            2.61%
Praxair Incorporated                          2.22%
Waters Corporation                            1.82%
Accenture Limited Class A                     1.80%
Red Hat Incorporated                          1.77%
ON Semiconductor Corporation                  1.73%
Interpublic Group of Companies Incorporated   1.70%
ACE Limited                                   1.70%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 11

                             Performance Highlights


                              WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                    Including Sales Charge              Excluding Sales Charge        Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
OPPORTUNITY FUND             6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
---------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class C (WFOPX)              (8.49)     (5.08)   13.14   12.98    (7.49)    (4.08)   13.14   12.98    2.08%     2.00%
Administrator Class (WOFDX)                                       (7.03)    (3.10)   14.18   13.97    1.20%     1.04%
Advisor Class (SOPVX)                                             (7.13)    (3.35)   13.85   13.62    1.38%     1.29%
Investor Class (SOPFX)                                            (7.18)    (3.42)   13.89   13.89    1.58%     1.38%
BENCHMARK
   Russell Midcap Index(6)                                        (8.77)    (6.34)   16.20    8.33

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class C shares incepted on March 31, 2008. Performance shown for the Class C shares reflects the performance of the Investor Class shares, which incepted on December 31, 1985, and includes expenses that are not applicable to and are lower than those of the Class C shares. Investor Class annual returns are substantially similar to what the Class C shares would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Administrator Class shares incepted on August 20, 2006. Advisor Class shares incepted on February 24, 2000. Performance shown for the Administrator Class, Advisor Class, and Investor Class shares prior to April 11, 2005 for the Administrator Class, Advisor Class and Investor Class shares reflects the performance of the Class K, Advisor Class, and Investor Class shares, respectively, of the Strong Opportunity Fund, the predecessor fund. Performance shown for the Administrator Class shares prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown for the Advisor Class shares prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

(4) For Administrator, Advisor, and Investor classes, reflects the gross expense ratio as stated in the March 1, 2008, prospectus. For the Class C shares, this is the first fiscal year. This gross expense ratio as stated in the April 1, 2008, prospectus is based on estimates for the current fiscal year.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

             12 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Robert J. Costomiris, CFA

FUND INCEPTION
March 28, 2002

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                  (PIE CHART)

Materials                 (3%)
information Technology   (30%)
Consumer Discretionary   (11%)
Consumer Staples         (15%)
industrials              (14%)
Health Care               (8%)
Financials               (14%)
Energy                    (2%)
Utilities                 (3%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Tootsie Roll Industries Incorporated       4.91%
Ultratech Incorporated                     3.70%
Convergys Corporation                      3.58%
Molex Incorporated Class A                 3.57%
Playboy Enterprises Incorporated Class B   3.29%
Intermec Incorporated                      3.21%
LeafFrog Enterprises Incorporated          3.18%
CRA International Incorporated             2.98%
NiSource Incorporated                      2.91%
Asset Acceptance Capital Corporation       2.87%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 13

                             Performance Highlights


                    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                         Including Sales Charge             Excluding Sales Charge           Expense Ratio
                                   ----------------------------------  ----------------------------------  ----------------
                                                                Life                               Life
SMALL CAP DISCIPLINED FUND         6 Months*  1 Year  5 Year  of Fund  6 Months*  1 Year  5 Year  of Fund  Gross(4)  Net(5)
---------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFSMX)                     (17.73)   (19.09)  14.24   10.65    (12.73)   (14.16)  15.60   11.74     1.53%    1.45%
Class C (WSCDX)                     (14.01)   (15.74)  14.95   11.15    (13.01)   (14.74)  14.95   11.15     2.28%    2.20%
Administrator Class (WFSDX)                                             (12.58)   (13.91)  15.86   11.94     1.37%    1.20%
Institutional Class (WFSSX)                                             (12.55)   (13.74)  15.98   12.04     1.10%    1.00%
Investor Class (SCOVX)                                                  (12.75)   (14.18)  15.60   11.73     1.72%    1.49%
BENCHMARK
   Russell 2000(R) Value Index(6)                                       (11.55)   (15.13)  14.08    8.28

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A and Class C shares incepted on March 31, 2008. Performance shown for the Class A and Class C shares reflects the performance of the Investor Class shares, which incepted on March 28, 2002, and includes expenses that are not applicable to and higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A shares and Class C shares would be because the Investor Class shares, Class A shares, and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Investor Class shares incepted on March 28, 2002. Administrator Class and Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

(4) For Administrator, Institutional, and Investor classes, reflects the gross expense ratio as stated in the March 1, 2008, prospectus. For A and C classes, this is the first fiscal year. These gross expense ratios as stated in the April 1, 2008, prospectus are based on estimates for the current fiscal year.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

             14 Wells Fargo Advantage Small and Mid Cap Stock Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION
March 28, 2002

SECTOR DISTRIBUTION(1)
(AS OF APRIL 30, 2008)

                                   (PIE CHART)

Consumer Discretionary       (11%)
Energy                       (28%)
Financials                   (12%)
Health Care                   (8%)
Industrials                  (12%)
Information Technology       (14%)
Materials                    (15%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF APRIL 30, 2008)

Hill International Incorporated           5.86%
Randgold Resources Limited ADR            5.00%
Goldcorp Incorporated                     3.98%
McMoRan Exploration Company               3.28%
Champion Enterprises Incorporated         2.98%
Global Industries Limited                 2.81%
Annaly Mortgage Management Incorporated   2.62%
Willbros Group Incorporated               2.52%
Encorium Group Incorporated               2.33%
Gentex Corporation                        2.08%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

                             Performance Highlights

             Wells Fargo Advantage Small and Mid Cap Stock Funds 15


                      WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF APRIL 30, 2008)

                                      Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                ----------------------------------  ----------------------------------  ----------------
                                                             Life                                Life
SMALL/MID CAP VALUE FUND        6 Months*  1 Year  5 Year  of Fund  6 Months*  1 Year  5 Year  of Fund  Gross(4)  Net(5)
------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFVAX)                  (16.27)   (12.69)  16.34    8.86    (11.16)    (7.39)  17.73    9.93     1.51%    1.40%
Class C (WFCVX)                  (12.46)    (9.07)  17.16    9.44    (11.46)    (8.07)  17.16    9.44     2.26%    2.15%
Administrator Class (WWMDX)                                          (11.07)    (7.18)  17.98   10.12     1.33%    1.15%
Institutional Class (WWMSX)                                          (10.96)    (7.01)  18.05   10.17     1.06%    0.95%
Investor Class (SMMVX)                                               (11.24)    (7.52)  17.69    9.90     1.68%    1.49%
BENCHMARK
   Russell 2500 Value Index(6)                                       (10.32)   (14.48)  14.61    9.16

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3) Class A and Class C shares incepted on March 31, 2008. Performance shown for the Class A and Class C shares reflects the performance of the Investor Class shares, which incepted on March 28, 2002, and includes expenses that are not applicable to and higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A shares and Class C shares would be because the Investor Class shares, Class A shares, and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Investor Class shares incepted on March 28, 2002. Administrator Class and Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

(4) For the Administrator class and Investor class, the gross expense ratio as stated in the March 1, 2008, prospectus. For the Institutional class, this is the first fiscal year for the Fund, this gross expense ratio as stated in the March 1, 2008 prospectus is based on estimates for the current fiscal year. For the Class A and Class C shares, this is the first fiscal year. These gross expense ratios as stated in the April 1, 2008 prospectus are based on estimates for the current fiscal year.

(5) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

             16 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                  Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE DISCOVERY FUND            11-01-2007      04-30-2008     Period(1)    Expense Ratio
-------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                       $1,000.00       $  876.30        $ 6.20         1.33%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.25        $ 6.67         1.33%
CLASS C
   Actual                                       $1,000.00       $  871.60        $ 9.68         2.08%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.52        $10.42         2.08%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  877.10        $ 5.37         1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.14        $ 5.77         1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  877.90        $ 4.44         0.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.14        $ 4.77         0.95%
INVESTOR CLASS
   Actual                                       $1,000.00       $  876.00        $ 6.44         1.38%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.00        $ 6.92         1.38%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 17

                                  Fund Expenses



                                                     Beginning         Ending        Expenses
                                                   Account Value   Account Value   Paid During     Net Annual
                                                     11-01-2007      04-30-2008     Period(1)    Expense Ratio
                                                   -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE ENTERPRISE FUND
CLASS C(2)
   Actual                                            $1,000.00       $  895.50        $ 1.67         2.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,002.34        $ 1.76         2.15%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  899.80        $ 5.43         1.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.14        $ 5.77         1.15%
ADVISOR CLASS
   Actual                                            $1,000.00       $  898.30        $ 6.61         1.40%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.90        $ 7.02         1.40%
INSTITUTIONAL CLASS
   Actual                                            $1,000.00       $  901.00        $ 4.25         0.90%
   Hypothetical (5% return before expenses)          $1,000.00       $1,020.39        $ 4.52         0.90%
INVESTOR CLASS
   Actual                                            $1,000.00       $  897.90        $ 7.27         1.54%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.21        $ 7.72         1.54%
WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
CLASS A
   Actual                                            $1,000.00       $  944.30        $ 6.04         1.25%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.65        $ 6.27         1.25%
CLASS C
   Actual                                            $1,000.00       $  940.70        $ 9.65         2.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,014.92        $10.02         2.00%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  944.80        $ 5.56         1.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.14        $ 5.77         1.15%
INSTITUTIONAL CLASS
Actual                                               $1,000.00       $  946.20        $ 4.36         0.90%
   Hypothetical (5% return before expenses)          $1,000.00       $1,020.39        $ 4.52         0.90%
INVESTOR CLASS
   Actual                                            $1,000.00       $  944.60        $ 6.33         1.31%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.35        $ 6.57         1.31%
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
CLASS C(2)
   Actual                                            $1,000.00       $  925.10        $ 1.61         2.04%
   Hypothetical (5% return before expenses)          $1,000.00       $1,002.43        $ 1.67         2.04%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  929.70        $ 4.99         1.04%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.69        $ 5.22         1.04%
ADVISOR CLASS
   Actual                                            $1,000.00       $  928.70        $ 6.19         1.29%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.45        $ 6.47         1.29%
INVESTOR CLASS
   Actual                                            $1,000.00       $  928.20        $ 6.47         1.35%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.15        $ 6.77         1.35%

             18 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                  Fund Expenses


                                                     Beginning         Ending        Expenses
                                                   Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND     11-01-2007      04-30-2008     Period(1)    Expense Ratio
------------------------------------------------   -------------   -------------   -----------   -------------
CLASS A(2)
   Actual                                            $1,000.00       $  872.70        $ 1.11         1.45%
   Hypothetical (5% return before expenses)          $1,000.00       $1,002.91        $ 1.19         1.45%
CLASS C(2)
   Actual                                            $1,000.00       $  869.90        $ 1.69         2.20%
   Hypothetical (5% return before expenses)          $1,000.00       $1,002.30        $ 1.81         2.20%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  874.20        $ 5.59         1.20%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.90        $ 6.02         1.20%
INSTITUTIONAL CLASS
   Actual                                            $1,000.00       $  874.50        $ 4.66         1.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.89        $ 5.02         1.00%
INVESTOR CLASS
   Actual                                            $1,000.00       $  872.50        $ 6.94         1.49%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.45        $ 7.47         1.49%
WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND
CLASS A
   Actual                                            $1,000.00       $  888.40        $ 6.57         1.40%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.90        $ 7.02         1.40%
CLASS C
   Actual                                            $1,000.00       $  885.40        $10.08         2.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,014.17        $10.77         2.15%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  889.30        $ 5.40         1.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.14        $ 5.77         1.15%
INSTITUTIONAL CLASS
   Actual                                            $1,000.00       $  890.40        $ 4.47         0.95%
   Hypothetical (5% return before expenses)          $1,000.00       $1,020.14        $ 4.77         0.95%
INVESTOR CLASS
   Actual                                            $1,000.00       $  887.60        $ 6.99         1.49%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.45        $ 7.47         1.49%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2) This Class commenced operations on March 31, 2008. Actual expenses shown for this Class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period from March 31 to April 30, 2008).

             Wells Fargo Advantage Small and Mid Cap Stock Funds 19

              Portfolio of Investments--April 30, 2008 (Unaudited)


DISCOVERY FUND

SHARES                             SECURITY NAME                         Value
----------   ------------------------------------------------------   -----------
COMMON STOCKS: 97.23%
AEROSPACE, DEFENSE: 1.65%
   154,219   BE AEROSPACE INCORPORATED+                               $ 6,224,279
                                                                      -----------
AMUSEMENT & RECREATION SERVICES: 1.14%
   119,400   WMS INDUSTRIES INCORPORATED+<<                             4,321,086
                                                                      -----------
APPAREL & ACCESSORY STORES: 3.43%
    23,600   ABERCROMBIE & FITCH COMPANY CLASS A<<                      1,753,716
   168,300   GUESS? INCORPORATED                                        6,442,524
   139,300   URBAN OUTFITTERS INCORPORATED+<<                           4,771,025
                                                                       12,967,265
                                                                      -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS: 0.45%
    47,600   PERINI CORPORATION+                                        1,722,168
                                                                      -----------
BUSINESS SERVICES: 13.06%
   301,500   ACTIVISION INCORPORATED+                                   8,155,575
    81,600   AKAMAI TECHNOLOGIES INCORPORATED+<<                        2,918,832
   148,700   ANSYS INCORPORATED+<<                                      5,982,201
   130,000   CITRIX SYSTEMS INCORPORATED+                               4,257,500
   159,900   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+        5,156,775
   132,453   CONCUR TECHNOLOGIES INCORPORATED+<<                        4,389,492
   253,600   OMNITURE INCORPORATED+<<                                   5,787,152
   158,700   PHASE FORWARD INCORPORATED+                                2,920,080
   267,200   THE TRIZETTO GROUP INCORPORATED+                           5,624,560
   150,800   VOCUS INCORPORATED+<<                                      4,190,732
                                                                       49,382,899
                                                                      -----------
CHEMICALS & ALLIED PRODUCTS: 7.90%
   163,100   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                    5,946,626
   113,100   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+     6,565,455
    40,153   FMC CORPORATION                                            2,520,805
   125,100   IMMUCOR INCORPORATED+                                      3,375,198
   157,744   INNOPHOS HOLDINGS INCORPORATED<<                           2,825,195
    61,200   INVITROGEN CORPORATION+                                    5,726,484
   220,600   MYLAN LABORATORIES INCORPORATED+<<                         2,905,302
                                                                       29,865,065
                                                                      -----------
COAL MINING: 2.61%
   160,300   ALPHA NATURAL RESOURCES INCORPORATED+                      7,798,595
    36,000   ARCH COAL INCORPORATED                                     2,064,960
                                                                        9,863,555
                                                                      -----------
COMMUNICATIONS: 11.82%
   139,900   AMERICAN TOWER CORPORATION CLASS A+                        6,074,458
   151,783   EQUINIX INCORPORATED+<<                                   13,724,219
   211,700   FOUNDRY NETWORKS INCORPORATED+<<                           2,694,941
   248,074   NII HOLDINGS INCORPORATED+                                11,346,905
   335,800   SBA COMMUNICATIONS CORPORATION CLASS A+                   10,859,772
                                                                       44,700,295
                                                                      -----------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.46%
   207,500   ACERGY SA+<<                                               5,110,725
   105,000   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES           4,183,200
                                                                        9,293,925
                                                                      -----------

             20 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


DISCOVERY FUND

SHARES                             SECURITY NAME                         Value
----------   ------------------------------------------------------   -----------
DEPOSITORY INSTITUTIONS: 1.64%
   332,800   NEW YORK COMMUNITY BANCORP INCORPORATED                   $6,213,376
                                                                      -----------
E-COMMERCE/SERVICES: 1.64%
    48,700   PRICELINE.COM INCORPORATED+<<                              6,216,068
                                                                      -----------
EATING & DRINKING PLACES: 0.85%
   115,000   BURGER KING HOLDINGS INCORPORATED                          3,208,500
                                                                      -----------
ELECTRIC, GAS & SANITARY SERVICES: 0.76%
    43,350   CLEAN HARBORS INCORPORATED+                                2,859,800
                                                                      -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 4.95%
   360,100   MARVELL TECHNOLOGY GROUP LIMITED+                          4,663,295
   197,965   NETLOGIC MICROSYSTEMS INCORPORATED+<<                      6,491,272
   293,250   SOLERA HOLDINGS INCORPORATED+                              7,568,783
                                                                       18,723,350
                                                                      -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES: 1.17%
   153,500   KBR Incorporated                                           4,426,940
                                                                      -----------
FOOD & KINDRED PRODUCTS: 1.41%
    87,700   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<               5,342,684
                                                                      -----------
HEALTH SERVICES: 2.32%
    68,811   COVANCE INCORPORATED+                                      5,765,674
    86,500   PSYCHIATRIC SOLUTIONS INCORPORATED+                        3,002,415
                                                                        8,768,089
                                                                      -----------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
   CONTRACTS: 3.30%
   114,502   FOSTER WHEELER LIMITED+                                    7,292,632
    96,544   MCDERMOTT INTERNATIONAL INCORPORATED+                      5,172,828
                                                                       12,465,460
                                                                      -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.54%
   197,274   HHGREGG INCORPORATED+<<                                    2,026,004
                                                                      -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.13%
   208,100   DATA DOMAIN INCORPORATED+<<                                4,526,175
   117,400   GAMESTOP CORPORATION CLASS A+                              6,461,696
    79,400   JOY GLOBAL INCORPORATED                                    5,895,450
   279,000   NETEZZA CORPORATION+                                       2,957,400
    27,300   SPX CORPORATION                                            3,357,900
                                                                       23,198,621
                                                                      -----------
INSURANCE CARRIERS: 2.25%
    91,300   ASSURANT INCORPORATED                                      5,934,500
    69,700   ENDURANCE SPECIALTY HOLDINGS LIMITED                       2,587,961
                                                                        8,522,461
                                                                      -----------
LEGAL SERVICES: 1.18%
    69,687   FTI CONSULTING INCORPORATED+                               4,459,968
                                                                      -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 8.94%
    60,500   C.R. BARD INCORPORATED                                     5,697,285
    74,500   DENTSPLY INTERNATIONAL INCORPORATED                        2,895,815
    57,200   ENERGY CONVERSION DEVICES INCORPORATED+<<                  1,864,148
   406,600   EV3 INCORPORATED+<<                                        3,378,846

             Wells Fargo Advantage Small and Mid Cap Stock Funds 21

              Portfolio of Investments-April 30, 2008 (Unaudited)


DISCOVERY FUND

SHARES                             SECURITY NAME                         Value
----------   ------------------------------------------------------   -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (continued)
    54,600   HAEMONETICS CORPORATION+<<                                $3,124,758
   140,364   HOLOGIC INCORPORATED+<<                                    4,097,225
    52,511   ICON PLC ADR+                                              3,780,792
   215,800   ION GEOPHYSICAL CORPORATION+                               3,437,694
   198,500   WRIGHT MEDICAL GROUP INCORPORATED+<<                       5,542,120
                                                                       33,818,683
                                                                      -----------
MEDICAL EQUIPMENT & SUPPLIES: 0.83%
    10,900   INTUITIVE SURGICAL INCORPORATED+                           3,152,934
                                                                      -----------
METAL MINING: 0.85%
    20,100   CLEVELAND CLIFFS INCORPORATED                              3,224,040
                                                                      -----------
MISCELLANEOUS RETAIL: 0.48%
    64,000   DICK'S SPORTING GOODS INCORPORATED+<<                      1,830,400
                                                                      -----------
OIL & GAS EXTRACTION: 6.51%
    53,400   ATWOOD OCEANICS INCORPORATED+<<                            5,376,846
    98,000   FOREST OIL CORPORATION+                                    5,775,140
   133,000   NEWFIELD EXPLORATION COMPANY+                              8,081,080
    86,600   PLAINS EXPLORATION & PRODUCTION COMPANY+<<                 5,393,448
                                                                       24,626,514
                                                                      -----------
PRIMARY METAL INDUSTRIES: 1.45%
    79,900   KAISER ALUMINUM CORPORATION                                5,483,537
                                                                      -----------
REAL ESTATE: 1.16%
   100,800   GAFISA SA<<                                                4,389,840
                                                                      -----------
TRANSPORTATION EQUIPMENT: 2.89%
   117,900   HORNBECK OFFSHORE+<<                                       5,879,673
   173,050   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                  5,047,869
                                                                       10,927,542
                                                                      -----------
WHOLESALE TRADE NON-DURABLE GOODS: 1.46%
   114,868   AIRGAS INCORPORATED                                        5,528,595
                                                                      -----------
TOTAL COMMON STOCKS (COST $316,273,806)                               367,753,943
                                                                      -----------
COLLATERAL FOR SECURITIES LENDING: 18.08%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.06%
   577,328   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS
                PORTFOLIO                                                 577,328
   706,006   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                     706,006
 1,496,028   DAILY ASSETS FUND INSTITUTIONAL                            1,496,028
 1,241,140   DREYFUS CASH MANAGEMENT FUND                               1,241,140
                                                                        4,020,502
                                                                      -----------

PRINCIPAL                                          INTEREST RATE   MATURITY DATE
------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.02%
$  666,904   ALPINE SECURITIZATION CORPORATION++       2.78%         05/07/2008      666,595
   229,721   AMSTEL FUNDING CORPORATION                2.93          05/20/2008      229,366
   720,977   AMSTEL FUNDING CORPORATION++              3.05          05/22/2008      719,699
   540,733   AMSTERDAM FUNDING CORPORATION++           2.85          05/05/2008      540,562
   427,179   APRECO LLC++                              2.94          05/28/2008      426,246
 1,512,250   ASPEN FUNDING CORPORATION++               3.05          05/01/2008    1,512,250

             22 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


DISCOVERY FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE     VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  360,489   ATLANTIC ASSET SECURITIZATION CORPORATION                              2.87%         05/13/2008    $  360,144
   450,611   BANCO SANTANDER TOTTA LOAN+++/-                                        2.73          10/15/2008       450,207
 1,233,466   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,233,535)                                            2.00          05/01/2008     1,233,466
 1,375,589   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,375,683)                                            2.47          05/01/2008     1,375,589
   450,611   BANK OF IRELAND++ +/-                                                  3.06          10/14/2008       450,376
   720,977   BANK OF SCOTLAND PLC                                                   2.80          05/29/2008       719,413
 4,838,352   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED                    2.00          05/01/2008     4,838,352
             (MATURITY VALUE $4,838,352)
   360,489   BRYANT BANK FUNDING LLC++                                              2.89          05/27/2008       359,739
   370,312   CANCARA ASSET SECURITIZATION LIMITED++                                 2.96          05/28/2008       369,493
   360,489   CHARIOT FUNDING LLC++                                                  2.70          05/14/2008       360,137
   360,489   CHARIOT FUNDING LLC++                                                  2.76          05/29/2008       359,718
   956,089   CHEYNE FINANCE LLC++ +/- @@(A)(I)                                      6.40          02/25/2008       688,384
   735,309   CHEYNE FINANCE LLC++ +/- @@(A)(I)                                      6.48          05/19/2008       529,423
   229,721   CIESCO LLC++                                                           2.90          05/21/2008       229,370
   531,721   CITIBANK OMNI MASTER TRUST++                                           3.16          05/30/2008       530,371
 1,804,246   CLIPPER RECEIVABLES CORPORATION                                        3.02          05/01/2008     1,804,246
 1,351,832   CULLINAN FINANCE CORPORATION++ +/-                                     2.51          08/04/2008     1,348,806
 4,838,352   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,838,621)                                            2.00          05/01/2008     4,838,352
   720,977   ERASMUS CAPITAL CORPORATION++                                          2.96          05/22/2008       719,737
 1,265,315   FAIRWAY FINANCE CORPORATION++                                          2.90          05/05/2008     1,264,907
   360,489   FALCON ASSET SECURITIZATION CORPORATION++                              2.71          05/12/2008       360,190
   360,489   FALCON ASSET SECURITIZATION CORPORATION++                              2.76          05/28/2008       359,745
 1,802,443   FIVE FINANCE INCORPORATED++ +/-                                        2.66          07/09/2008     1,795,769
 1,441,955   GALLEON CAPITAL LLC++                                                  2.90          05/21/2008     1,439,631
 1,494,225   GEMINI SECURITIZATION INCORPORATED++                                   2.90          05/06/2008     1,493,624
 1,802,443   GRAMPIAN FUNDING LIMITED++                                             2.84          05/19/2008     1,799,884
 1,171,588   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                       2.79          10/16/2008     1,171,588
   811,099   JUPITER SECURITIZATION CORPORATION++                                   2.71          05/09/2008       810,611
 1,300,355   KITTY HAWK FUNDING CORPORATION++                                       2.80          05/06/2008     1,299,849
   901,222   LIBERTY STREET FUNDING CORPORATION++                                   2.95          05/01/2008       901,222
   901,222   LINKS FINANCE LLC++ +/-                                                2.52          08/15/2008       896,529
 1,441,955   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,442,051)                             2.40          05/01/2008     1,441,955
   379,288   MONT BLANC CAPITAL CORPORATION++                                       2.80          05/16/2008       378,846
   360,489   MONT BLANC CAPITAL CORPORATION++                                       2.96          05/27/2008       359,734
    83,363   MORGAN STANLEY+/-                                                      2.84          10/15/2008        83,297
 1,649,235   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,649,345)                                            2.41          05/01/2008     1,649,235
   817,138   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $817,183)                                              2.00          05/01/2008       817,138
   720,977   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              2.90          05/16/2008       720,114
   901,222   NORTHERN ROCK PLC++ +/-                                                2.79          10/03/2008       896,407
   829,124   OLD LINE FUNDING CORPORATION++                                         2.80          05/02/2008       829,059
   525,484   PARK AVENUE RECEIVABLES CORPORATION++                                  2.76          05/30/2008       524,320
   860,667   PICAROS FUNDING LLC++                                                  2.60          05/06/2008       860,356
   360,489   PRUDENTIAL PLC++                                                       2.88          05/28/2008       359,713

             Wells Fargo Advantage Small and Mid Cap Stock Funds 23

              Portfolio of Investments--April 30, 2008 (Unaudited)


DISCOVERY FUND

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
----------   ----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$1,441,955   RANGER FUNDING CORPORATION++                                            2.90%        05/02/2008    $  1,441,838
   736,298   REGENCY MARKETS #1 LLC++                                                2.97         05/20/2008         735,144
   720,977   SCALDIS CAPITAL LIMITED++                                               2.99         05/23/2008         719,664
   252,342   SHEFFIELD RECEIVABLES CORPORATION++                                     2.72         05/07/2008         252,228
   450,611   SHEFFIELD RECEIVABLES CORPORATION++                                     2.85         05/21/2008         449,897
   360,489   SLM CORPORATION++ +/-                                                   2.73         05/12/2008         360,303
 1,874,541   SOLITAIRE FUNDING LLC++                                                 2.82         05/06/2008       1,873,807
   558,757   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                           5.27         04/03/2008         498,188
   901,222   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                           5.47         02/15/2008         803,529
   360,489   SWEDBANK MORTGAGE AB                                                    2.95         05/27/2008         359,723
   630,855   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.85         05/09/2008         630,456
   821,878   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      3.00         05/15/2008         820,919
   450,611   TULIP FUNDING CORPORATION++                                             2.88         05/30/2008         449,569
 2,703,665   UBS FINANCE (DELAWARE) LLC                                              2.76         05/08/2008       2,702,216
   450,611   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.74         10/14/2008         450,331
   450,611   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      2.76         10/08/2008         450,370
   775,051   VICTORIA FINANCE LLC++ +/- @@(A)(I)                                     2.60         07/28/2008         691,035
   450,611   VICTORIA FINANCE LLC++ +/- @@(A)(I)                                     2.84         08/07/2008         401,765
   901,222   WHITE PINE FINANCE LLC++ +/- @@(A)(I)                                   5.43         02/22/2008         826,420
 1,261,710   WINDMILL FUNDING CORPORATION++                                          2.88         05/05/2008       1,261,302
                                                                                                                  64,352,468
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $69,295,759)                                                        68,372,970
                                                                                                                ------------

  SHARES
----------
SHORT-TERM INVESTMENTS: 1.29%
 4,867,385   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           4,867,385
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,867,385)                                                                     4,867,385
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $390,436,950)*                                         116.60%                                            $440,994,298
OTHER ASSETS AND LIABILITIES, NET                            (16.60)                                             (62,781,116)
                                                             ------                                             ------------
TOTAL NET ASSETS                                             100.00%                                            $378,213,182
                                                             ------                                             ------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $4,867,385.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             24 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


ENTERPRISE FUND

  SHARES                             SECURITY NAME                       VALUE
----------   ------------------------------------------------------   -----------
COMMON STOCKS: 95.28%
AEROSPACE, DEFENSE: 2.29%
   191,452   BE AEROSPACE INCORPORATED+                               $ 7,727,003
                                                                      -----------
APPAREL & ACCESSORY STORES: 2.81%
    33,700   ABERCROMBIE & FITCH COMPANY CLASS A<<                      2,504,247
   124,400   GUESS? INCORPORATED                                        4,762,032
    64,700   URBAN OUTFITTERS INCORPORATED+<<                           2,215,975
                                                                        9,482,254
                                                                      -----------
BIOPHARMACEUTICALS: 2.77%
    79,500   CELGENE CORPORATION+                                       4,940,130
    94,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<               4,397,320
                                                                        9,337,450
                                                                      -----------
BUSINESS SERVICES: 11.31%
   136,300   ANSYS INCORPORATED+<<                                      5,483,349
    13,100   BAIDU.COM INCORPORATED ADR+<<                              4,789,360
   156,600   CITRIX SYSTEMS INCORPORATED+                               5,128,650
   177,500   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+        5,724,375
   112,400   CONCUR TECHNOLOGIES INCORPORATED+<<                        3,724,936
    10,000   MASTERCARD INCORPORATED CLASS A<<                          2,781,600
   235,100   OMNITURE INCORPORATED+<<                                   5,364,982
    35,900   SALESFORCE.COM INCORPORATED+                               2,395,607
    59,100   SINA CORPORATION+                                          2,730,420
                                                                       38,123,279
                                                                      -----------
CHEMICALS & ALLIED PRODUCTS: 7.54%
   220,000   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                    8,021,200
    98,500   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+     5,717,925
    36,703   FMC CORPORATION                                            2,304,214
    73,300   INVITROGEN CORPORATION+                                    6,858,681
   190,900   MYLAN LABORATORIES INCORPORATED+<<                         2,514,153
                                                                       25,416,173
                                                                      -----------
COAL MINING: 2.02%
   139,700   ALPHA NATURAL RESOURCES INCORPORATED+                      6,796,405
                                                                      -----------
COMMUNICATIONS: 9.82%
   124,564   AMERICAN TOWER CORPORATION CLASS A+                        5,408,569
   128,564   EQUINIX INCORPORATED+<<                                   11,624,757
   202,752   NII HOLDINGS INCORPORATED+                                 9,273,876
   209,800   SBA COMMUNICATIONS CORPORATION CLASS A+                    6,784,932
                                                                       33,092,134
                                                                      -----------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.49%
   203,528   ACERGY SA+<<                                               5,012,895
                                                                      -----------
DEPOSITORY INSTITUTIONS: 2.24%
   225,800   NEW YORK COMMUNITY BANCORP INCORPORATED                    4,215,686
    45,200   NORTHERN TRUST CORPORATION                                 3,349,772
                                                                        7,565,458
                                                                      -----------
E-COMMERCE/SERVICES: 1.54%
    40,700   PRICELINE.COM INCORPORATED+<<                              5,194,948
                                                                      -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 25

              Portfolio of Investments--April 30, 2008 (Unaudited)


ENTERPRISE FUND

  SHARES     SECURITY NAME                                             VALUE
----------   ----------------------------------------------------   ------------
EATING & DRINKING PLACES: 0.83%
   100,500   BURGER KING HOLDINGS INCORPORATED                      $  2,803,950
                                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.29%
    65,950   CLEAN HARBORS INCORPORATED+                               4,350,722
                                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 5.42%
    13,299   FIRST SOLAR INCORPORATED+                                 3,883,175
   445,100   MARVELL TECHNOLOGY GROUP LIMITED+                         5,764,045
    64,100   MEMC ELECTRONIC MATERIALS INCORPORATED+                   4,036,377
   222,850   NVIDIA CORPORATION+                                       4,579,568
                                                                      18,263,165
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES: 0.98%
   114,500   KBR INCORPORATED                                          3,302,180
                                                                    ------------
FOOD & KINDRED PRODUCTS: 1.36%
    75,450   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<              4,596,414
                                                                    ------------
HEALTH SERVICES: 2.29%
    59,915   COVANCE INCORPORATED+                                     5,020,278
    77,800   PSYCHIATRIC SOLUTIONS INCORPORATED+                       2,700,438
                                                                       7,720,716
                                                                    ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
CONTRACTS: 3.31%
    98,436   FOSTER WHEELER LIMITED+                                   6,269,389
    91,077   MCDERMOTT INTERNATIONAL INCORPORATED+                     4,879,906
                                                                      11,149,295
                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.97%
    92,800   CUMMINS INCORPORATED                                      5,813,920
   110,400   GAMESTOP CORPORATION CLASS A+                             6,076,416
    72,000   JOY GLOBAL INCORPORATED                                   5,346,000
    38,400   NATIONAL OILWELL VARCO INCORPORATED+                      2,628,480
    29,600   SPX CORPORATION                                           3,640,800
                                                                      23,505,616
                                                                    ------------
INSURANCE CARRIERS: 0.68%
    61,600   ENDURANCE SPECIALTY HOLDINGS LIMITED                      2,287,208
                                                                    ------------
LEGAL SERVICES: 1.20%
    63,390   FTI CONSULTING INCORPORATED+                              4,056,960
                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 5.90%
    52,162   C.R. BARD INCORPORATED                                    4,912,096
    67,600   DENTSPLY INTERNATIONAL INCORPORATED                       2,627,612
    46,800   HAEMONETICS CORPORATION+<<                                2,678,364
   121,120   HOLOGIC INCORPORATED+<<                                   3,535,493
   106,100   THERMO FISHER SCIENTIFIC INCORPORATED+                    6,140,007
                                                                      19,893,572
                                                                    ------------
MEDICAL MANAGEMENT SERVICES: 0.86%
    64,550   COVENTRY HEALTH CARE INCORPORATED+                        2,887,322
                                                                    ------------
METAL MINING: 0.86%
    18,000   CLEVELAND CLIFFS INCORPORATED                             2,887,200
                                                                    ------------

             26 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


ENTERPRISE FUND

  SHARES     SECURITY NAME                                             VALUE
----------   ----------------------------------------------------   ------------
MISCELLANEOUS RETAIL: 1.50%
   124,882   CVS CAREMARK CORPORATION                               $  5,041,486
                                                                    ------------
OIL & GAS EXTRACTION: 7.38%
    80,110   CHESAPEAKE ENERGY CORPORATION                             4,141,687
    97,900   NEWFIELD EXPLORATION COMPANY+                             5,948,404
   116,300   NOBLE CORPORATION                                         6,545,364
    77,300   PLAINS EXPLORATION & PRODUCTION COMPANY+                  4,814,244
    42,300   WEATHERFORD INTERNATIONAL LIMITED+                        3,412,341
                                                                      24,862,040
                                                                    ------------
PIPELINES: 1.81%
   171,500   THE WILLIAMS COMPANIES INCORPORATED                       6,088,250
                                                                    ------------
PRIMARY METAL INDUSTRIES: 0.99%
    28,300   PRECISION CASTPARTS CORPORATION                           3,326,948
                                                                    ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.22%
   74,800O   WENS-ILLINOIS INCORPORATED+                               4,125,220
                                                                    ------------
TRANSPORTATION EQUIPMENT: 4.64%
    68,800   GOODRICH CORPORATION                                      4,688,720
    70,600   HORNBECK OFFSHORE+<<                                      3,520,822
    77,800   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                 2,269,426
    84,400   TEXTRON INCORPORATED                                      5,149,244
                                                                      15,628,212
                                                                    ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.96%
   137,007   AIRGAS INCORPORATED                                       6,594,145
                                                                    ------------
TOTAL COMMON STOCKS (COST $299,723,898)                              321,118,620
                                                                    ------------
COLLATERAL FOR SECURITIES LENDING: 11.66%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.68%
   331,950   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS
 PORTFOLIO                                                               331,950
   405,936   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                    405,936
   860,179   DAILY ASSETS FUND INSTITUTIONAL                             860,179
   713,625   DREYFUS CASH MANAGEMENT FUND                                713,625
                                                                       2,311,690
                                                                    ------------

 PRINCIPAL                                                                INTEREST RATE   MATURITY DATE
----------                                                                -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.98%
  $383,453   ALPINE SECURITIZATION CORPORATION++                              2.78%         05/07/2008       383,276
   132,084   AMSTEL FUNDING CORPORATION                                       2.93          05/20/2008       131,880
   414,544   AMSTEL FUNDING CORPORATION++                                     3.05          05/22/2008       413,809
   310,908   AMSTERDAM FUNDING CORPORATION++                                  2.85          05/05/2008       310,810
   245,617   APRECO LLC++                                                     2.94          05/28/2008       245,081
   869,506   ASPEN FUNDING CORPORATION++                                      3.05          05/01/2008       869,506
   207,272   ATLANTIC ASSET SECURITIZATION CORPORATION                        2.87          05/13/2008       207,074
   259,090   BANCO SANTANDER TOTTA LOAN+++/-                                  2.73          10/15/2008       258,858
   709,212   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $709,251)                                     2.00          05/01/2008       709,212
   790,930   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $790,984)                                     2.47          05/01/2008       790,930

             Wells Fargo Advantage Small and Mid Cap Stock Funds 27

              Portfolio of Investments--April 30, 2008 (Unaudited)


ENTERPRISE FUND

 PRINCIPAL   SECURITY NAME                                                INTEREST RATE   MATURITY DATE     VALUE
----------   ----------------------------------------------------------   -------------   -------------   ----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  259,090   BANK OF IRELAND+++/-                                             3.06%         10/14/2008    $  258,955
   414,544   BANK OF SCOTLAND PLC                                             2.80          05/29/2008       413,645
 2,781,933   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,782,088)                                   2.00          05/01/2008     2,781,933
   207,272   BRYANT BANK FUNDING LLC++                                        2.89          05/27/2008       206,841
   212,920   CANCARA ASSET SECURITIZATION LIMITED++                           2.96          05/28/2008       212,449
   207,272   CHARIOT FUNDING LLC++                                            2.70          05/14/2008       207,070
   207,272   CHARIOT FUNDING LLC++                                            2.76          05/29/2008       206,829
   549,728   CHEYNE FINANCE LLC+++/-@@(A)(I)                                  6.40          02/25/2008       395,804
   422,785   CHEYNE FINANCE LLC+++/-@@(A)(I)                                  6.48          05/19/2008       304,405
   132,084   CIESCO LLC++                                                     2.90          05/21/2008       131,882
   305,726   CITIBANK OMNI MASTER TRUST++                                     3.16          05/30/2008       304,951
 1,037,397   CLIPPER RECEIVABLES CORPORATION                                  3.02          05/01/2008     1,037,397
   777,270   CULLINAN FINANCE CORPORATION+++/-                                2.51          08/04/2008       775,530
 2,781,933   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,782,088)                                   2.00          05/01/2008     2,781,933
   414,544   ERASMUS CAPITAL CORPORATION++                                    2.96          05/22/2008       413,831
   727,525   FAIRWAY FINANCE CORPORATION++                                    2.90          05/05/2008       727,291
   207,272   FALCON ASSET SECURITIZATION CORPORATION++                        2.71          05/12/2008       207,100
   207,272   FALCON ASSET SECURITIZATION CORPORATION++                        2.76          05/28/2008       206,845
 1,036,360   FIVE FINANCE INCORPORATED+++/-                                   2.66          07/09/2008     1,032,523
   829,088   GALLEON CAPITAL LLC++                                            2.90          05/21/2008       827,753
   859,143   GEMINI SECURITIZATION INCORPORATED++                             2.90          05/06/2008       858,797
 1,036,360   GRAMPIAN FUNDING LIMITED++                                       2.84          05/19/2008     1,034,889
   673,634   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                 2.79          10/16/2008       673,634
   466,362   JUPITER SECURITIZATION CORPORATION++                             2.71          05/09/2008       466,081
   747,672   KITTY HAWK FUNDING CORPORATION++                                 2.80          05/06/2008       747,381
   518,180   LIBERTY STREET FUNDING CORPORATION++                             2.95          05/01/2008       518,180
   518,180   LINKS FINANCE LLC+++/-                                           2.52          08/15/2008       515,482
   829,088   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT
                - 102% COLLATERALIZED (MATURITY VALUE $829,143)               2.40          05/01/2008       829,088
   218,081   MONT BLANC CAPITAL CORPORATION++                                 2.80          05/16/2008       217,827
   207,272   MONT BLANC CAPITAL CORPORATION++                                 2.96          05/27/2008       206,838
    47,932   MORGAN STANLEY+/-                                                2.84          10/15/2008        47,893
   469,834   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $469,860)                                     2.00          05/01/2008       469,834
   948,270   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $948,333)                                     2.41          05/01/2008       948,270
   414,544   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                        2.90          05/16/2008       414,048
   518,180   NORTHERN ROCK PLC+++/-                                           2.79          10/03/2008       515,412
   476,726   OLD LINE FUNDING CORPORATION++                                   2.80          05/02/2008       476,689
   302,141   PARK AVENUE RECEIVABLES CORPORATION++                            2.76          05/30/2008       301,471
   494,862   PICAROS FUNDING LLC++                                            2.60          05/06/2008       494,683
   207,272   PRUDENTIAL PLC++                                                 2.88          05/28/2008       206,826
   829,088   RANGER FUNDING CORPORATION++                                     2.90          05/02/2008       829,022
   423,353   REGENCY MARKETS #1 LLC++                                         2.97          05/20/2008       422,690
   414,544   SCALDIS CAPITAL LIMITED++                                        2.99          05/23/2008       413,789
   145,090   SHEFFIELD RECEIVABLES CORPORATION++                              2.72          05/07/2008       145,025
   259,090   SHEFFIELD RECEIVABLES CORPORATION++                              2.85          05/21/2008       258,680

             28 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


ENTERPRISE FUND

PRINCIPAL                     SECURITY NAME                         INTEREST RATE    MATURITY DATE       VALUE
----------   ----------------------------------------------------   -------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$   207,272   SLM Corporation+++/-                                         2.73%        05/12/2008   $      207,165
  1,077,815   Solitaire Funding LLC++                                      2.82         05/06/2008        1,077,393

    321,272   Stanfield Victoria Funding LLC+++/-@@(a)(i)                  5.27         04/03/2008          286,446
    518,180   Stanfield Victoria Funding LLC+++/-@@(a)(i)                  5.47         02/15/2008          462,009
    207,272   Swedbank Mortgage AB                                         2.95         05/27/2008          206,832
    362,726   Thames Asset Global Securitization #1 Incorporated++         2.85         05/09/2008          362,496
    472,560   Thames Asset Global Securitization #1 Incorporated           3.00         05/15/2008          472,008
    259,090   Tulip Funding Corporation++                                  2.88         05/30/2008          258,491
  1,554,541   UBS Finance (Delaware) LLC                                   2.76         05/08/2008        1,553,708
    259,090   UniCredito Italiano Bank (Ireland)+++/-                      2.74         10/14/2008          258,929
    259,090   UniCredito Italiano Bank (Ireland) Series LIB+++/-           2.76         10/08/2008          258,952
    445,635   Victoria Finance LLC+++/-@@(a)(i)                            2.60         07/28/2008          397,328
    259,090   Victoria Finance LLC+++/-@@(a)(i)                            2.84         08/07/2008          231,005
    518,180   White Pine Finance LLC+++/-@@(a)(i)                          5.43         02/22/2008          475,171
    725,452   Windmill Funding Corporation++                               2.88         05/05/2008          725,217

                                                                                                         37,001,082
                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 39,966,258)                                              39,312,772
                                                                                                     --------------

   SHARES
----------
SHORT-TERM INVESTMENTS: 0.91%

 3,055,550    Wells Fargo Advantage Money Market Trust~++                                                3,055,550
                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,055,550)                                                            3,055,550
                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $342,745,706)*                107.85%                                                          $  363,486,942
Other Assets and Liabilities, Net    (7.85)                                                             (26,449,328)
                                    ------                                                           --------------
TOTAL NET ASSETS                    100.00%                                                          $  337,037,614
                                    ------                                                           --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. +/-Variable rate investments.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $3,055,550.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 29

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                 VALUE
------------   -----------------------------------------------------------------------   ------------
COMMON STOCKS: 84.00%
APPAREL & ACCESSORY STORES: 0.45%
     210,000   LIMITED BRANDS INCORPORATED                                               $  3,889,200
                                                                                         ------------
BUSINESS SERVICES: 12.51%
     830,000   CA INCORPORATED<<                                                           18,376,200
     235,000   CONVERGYS CORPORATION+                                                       3,694,200
     540,000   ELECTRONIC ARTS INCORPORATED+                                               27,793,800
     510,000   ELECTRONIC DATA SYSTEMS CORPORATION                                          9,465,600
   2,360,000   HLTH CORPORATION+<<                                                         26,243,200
     175,000   JUNIPER NETWORKS INCORPORATED+                                               4,833,500
     567,000   MONSTER WORLDWIDE INCORPORATED+                                             13,795,110
     164,533   TOTAL SYSTEM SERVICES INCORPORATED                                           3,915,885
                                                                                          108,117,495
                                                                                         ------------
CHEMICALS & ALLIED PRODUCTS: 3.95%
       2,500   DOW CHEMICAL COMPANY                                                           100,375
     405,000   HOSPIRA INCORPORATED+<<                                                     16,665,750
     755,000   NALCO HOLDING COMPANY                                                       17,357,450
                                                                                           34,123,575
                                                                                         ------------
COMMUNICATIONS: 1.22%
     345,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+<<                               6,561,900
     130,200   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                              1,969,926
     250,000   SPRINT NEXTEL CORPORATION<<                                                  1,997,500
                                                                                           10,529,326
                                                                                         ------------
COMPUTER TECHNOLOGIES: 0.56%
     203,333   METAVANTE TECHNOLOGIES INCORPORATED+                                         4,792,559
                                                                                         ------------
DEPOSITORY INSTITUTIONS: 3.22%
      28,302   BANK OF NEW YORK MELLON CORPORATION                                          1,231,986
     785,000   US BANCORP                                                                  26,603,650
                                                                                           27,835,636
                                                                                         ------------
EDUCATIONAL SERVICES: 0.15%
     117,200   CORINTHIAN COLLEGES INCORPORATED+<<                                          1,330,220
                                                                                         ------------
ELECTRIC, GAS & SANITARY SERVICES: 8.65%
   1,559,500   NISOURCE INCORPORATED                                                       27,915,050
      77,000   SCANA CORPORATION                                                            3,036,110
   1,214,000   WASTE MANAGEMENT INCORPORATED                                               43,825,400
                                                                                           74,776,560
                                                                                         ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.21%
   1,750,000   FLEXTRONICS INTERNATIONAL LIMITED+                                          18,182,500
      40,000   KLA-TENCOR CORPORATION<<                                                     1,747,200
   1,199,400   MOLEX INCORPORATED CLASS A                                                  31,088,448
     625,000   MOTOROLA INCORPORATED                                                        6,225,000
     593,474   NORTEL NETWORKS CORPORATION ADR+<<                                          5,068,268
                                                                                           62,311,416
                                                                                         ------------
FINANCIAL SERVICES: 2.73%
     840,000   JANUS CAPITAL GROUP INCORPORATED                                            23,570,400
                                                                                         ------------

             30 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP DISCIPLINED FUND


   SHARES      SECURITY NAME                                                                       VALUE
------------   -----------------------------------------------------------------------------   ------------
FOOD & KINDRED PRODUCTS: 15.32%
     200,000   COCA-COLA ENTERPRISES INCORPORATED                                              $  4,500,000
     740,000   CONAGRA FOODS INCORPORATED                                                        17,434,400
      58,200   HERCULES INCORPORATED                                                              1,094,160
     657,200   SARA LEE CORPORATION                                                               9,535,972
     870,000   THE HERSHEY COMPANY<<                                                             32,520,600
   1,469,913   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                            35,762,983
     415,000   WM. WRIGLEY JR. COMPANY                                                           31,606,400
                                                                                                132,454,515
                                                                                               ------------
FOOTWEAR: 0.49%
     410,000   CROCS INCORPORATED+<<                                                              4,186,100
                                                                                               ------------
GENERAL MERCHANDISE STORES: 1.01%
     165,000   TARGET CORPORATION                                                                 8,766,450
                                                                                               ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.95%
      10,424   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                  385,480
     376,000   EXTERRAN HOLDINGS INCORPORATED+<<                                                 25,113,040
                                                                                                 25,498,520
                                                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.76%
     315,000   3M COMPANY                                                                        24,223,500
   1,350,000   APPLIED MATERIALS INCORPORATED                                                    25,191,000
       2,000   CAMERON INTERNATIONAL CORPORATION+<<                                                  98,460
       3,000   DRESSER-RAND GROUP INCORPORATED+                                                     109,710
     820,000   INTERMEC INCORPORATED+<<                                                          17,318,400
       5,000   PALL CORPORATION                                                                     173,850
                                                                                                 67,114,920
                                                                                               ------------
INSURANCE CARRIERS: 3.13%
   1,487,400   THE PROGRESSIVE CORPORATION                                                       27,055,806
                                                                                               ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.18%
      70,000   MILLIPORE CORPORATION+<<                                                           4,907,000
     530,000   PERKINELMER INCORPORATED                                                          14,076,800
     170,000   QUEST DIAGNOSTICS INCORPORATED                                                     8,530,600
                                                                                                 27,514,400
                                                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.00%
     184,300   TYCO INTERNATIONAL LIMITED                                                         8,623,397
                                                                                               ------------
MISCELLANEOUS RETAIL: 1.79%
     445,000   WALGREEN COMPANY<<                                                                15,508,250
                                                                                               ------------
MOTION PICTURES: 1.98%
   1,150,000   TIME WARNER INCORPORATED                                                          17,077,500
                                                                                               ------------
OIL & GAS EXTRACTION: 0.02%
       1,000   CANADIAN NATURAL RESOURCES LIMITED                                                    85,000
       1,000   DEVON ENERGY CORPORATION                                                             113,400
                                                                                                    198,400
                                                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.42%
     196,693   HESS CORPORATION<<                                                                20,888,797
                                                                                               ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.64%
     220,000   SEALED AIR CORPORATION                                                             5,563,800
                                                                                               ------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 31

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP DISCIPLINED FUND

    SHARES   SECURITY NAME                                                                                 VALUE
----------   ------------------------------------------------------                                     ------------
TRANSPORTATION EQUIPMENT: 1.06%
   240,000   HARLEY-DAVIDSON INCORPORATED                                                               $  9,180,000
                                                                                                        ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.37%
   105,000   SYSCO CORPORATION                                                                             3,209,850
                                                                                                        ------------
WHOLESALE TRADE-DURABLE GOODS: 0.23%
    75,000   BARNES GROUP INCORPORATED                                                                     1,956,000
                                                                                                        ------------
TOTAL COMMON STOCKS (COST $737,235,372)                                                                  726,073,092
                                                                                                        ------------

                                                                       STRIKE PRICE   EXPIRATION DATE
                                                                      -------------   ---------------
PURCHASED OPTIONS: 0.25%
     1,435   UTILITY INDEX JUNE 530 CALL#                                 $530.00        06/21/2008        2,166,850
TOTAL PURCHASED OPTIONS (PREMIUM PAID $2,730,805)                                                          2,166,850
                                                                                                        ------------
COLLATERAL FOR SECURITIES LENDING: 13.54%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.79%
   988,507   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS                                               988,507
                PORTFOLIO
 1,208,831   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                      1,208,831
 2,561,514   DAILY ASSETS FUND INSTITUTIONAL                                                               2,561,514
 2,125,091   DREYFUS CASH MANAGEMENT FUND                                                                  2,125,091
                                                                                                           6,883,943
                                                                                                        ------------

 PRINCIPAL                                                            INTEREST RATE    MATURITY DATE
----------                                                            -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 12.75%
$1,141,880   ALPINE SECURITIZATION CORPORATION++                            2.78%      05/07/2008          1,141,351
   393,331   AMSTEL FUNDING CORPORATION                                     2.93       05/20/2008            392,723
 1,234,464   AMSTEL FUNDING CORPORATION++                                   3.05       05/22/2008          1,232,275
   925,848   AMSTERDAM FUNDING CORPORATION++                                2.85       05/05/2008            925,555
   731,420   APRECO LLC++                                                   2.94       05/28/2008            729,822
 2,589,289   ASPEN FUNDING CORPORATION++                                    3.05       05/01/2008          2,589,289
   617,232   ATLANTIC ASSET SECURITIZATION CORPORATION                      2.87       05/13/2008            616,642
   771,540   BANCO SANTANDER TOTTA LOAN++ +/-                               2.73       10/15/2008            770,848
 2,111,953   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,112,070)                  2.00       05/01/2008          2,111,953
 2,355,296   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,355,458)                  2.47       05/01/2008          2,355,296
   771,540   BANK OF IRELAND+++/-                                           3.06       10/14/2008            771,139
 1,234,464   BANK OF SCOTLAND PLC                                           2.80       05/29/2008          1,231,786
 8,284,275   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,284,735)                                 2.00       05/01/2008          8,284,275
   617,232   BRYANT BANK FUNDING LLC++                                      2.89       05/27/2008            615,948
   634,052   CANCARA ASSET SECURITIZATION LIMITED++                         2.96       05/28/2008            632,649
   617,232   CHARIOT FUNDING LLC++                                          2.70       05/14/2008            616,630
   617,232   CHARIOT FUNDING LLC++                                          2.76       05/29/2008            615,912
 1,637,025   CHEYNE FINANCE LLC++ +/- @@(A)(I)                              6.40       02/25/2008          1,178,658
 1,259,004   CHEYNE FINANCE LLC++ +/- @@(A)(I)                              6.48       05/19/2008            906,483
   393,331   CIESCO LLC++                                                   2.90       05/21/2008            392,730
   910,418   CITIBANK OMNI MASTER TRUST++                                   3.16       05/30/2008            908,107
 3,089,247   CLIPPER RECEIVABLES CORPORATION                                3.02       05/01/2008          3,089,247
 2,314,621   CULLINAN FINANCE CORPORATION++ +/-                             2.51       08/04/2008          2,309,438

             32 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP DISCIPLINED FUND

 PRINCIPAL   SECURITY NAME                                            INTEREST RATE    MATURITY DATE       VALUE
----------   ------------------------------------------------------   -------------   ---------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$8,284,275   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $8,284,735)                2.00%          05/01/2008     $  8,284,275
 1,234,464   ERASMUS CAPITAL CORPORATION++                                2.96           05/22/2008        1,232,340
 2,166,485   FAIRWAY FINANCE CORPORATION++                                2.90           05/05/2008        2,165,787
   617,232   FALCON ASSET SECURITIZATION CORPORATION++                    2.71           05/12/2008          616,721
   617,232   FALCON ASSET SECURITIZATION CORPORATION++                    2.76           05/28/2008          615,959
 3,086,161   FIVE FINANCE INCORPORATED++ +/-                              2.66           07/09/2008        3,074,733
 2,468,929   GALLEON CAPITAL LLC++                                        2.90           05/21/2008        2,464,951
 2,558,428   GEMINI SECURITIZATION INCORPORATED++                         2.90           05/06/2008        2,557,397
 3,086,161   GRAMPIAN FUNDING LIMITED++                                   2.84           05/19/2008        3,081,779
 2,006,005   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)             2.79           10/16/2008        2,006,005
 1,388,772   JUPITER SECURITIZATION CORPORATION++                         2.71           05/09/2008        1,387,936
 2,226,480   KITTY HAWK FUNDING CORPORATION++                             2.80           05/06/2008        2,225,614
 1,543,081   LIBERTY STREET FUNDING CORPORATION++                         2.95           05/01/2008        1,543,081
 1,543,081   LINKS FINANCE LLC++ +/-                                      2.52           08/15/2008        1,535,046
 2,468,929   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,469,094)                                         2.40           05/01/2008        2,468,929
   649,421   MONT BLANC CAPITAL CORPORATION++                             2.80           05/16/2008          648,663
   617,232   MONT BLANC CAPITAL CORPORATION++                             2.96           05/27/2008          615,939
   142,735   MORGAN STANLEY+/-                                            2.84           10/15/2008          142,621
 1,399,111   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,399,189)                2.00           05/01/2008        1,399,111
 2,823,837   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,824,026)                2.41           05/01/2008        2,823,837
 1,234,464   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                    2.90           05/16/2008        1,232,986
 1,543,081   NORTHERN ROCK PLC++ +/-                                      2.79           10/03/2008        1,534,837
 1,419,634   OLD LINE FUNDING CORPORATION++                               2.80           05/02/2008        1,419,524
   899,739   PARK AVENUE RECEIVABLES CORPORATION++                        2.76           05/30/2008          897,746
 1,473,642   PICAROS FUNDING LLC++                                        2.60           05/06/2008        1,473,110
   617,232   PRUDENTIAL PLC++                                             2.88           05/28/2008          615,904
 2,468,929   RANGER FUNDING CORPORATION++                                 2.90           05/02/2008        2,468,730
 1,260,697   REGENCY MARKETS #1 LLC++                                     2.97           05/20/2008        1,258,721
 1,234,464   SCALDIS CAPITAL LIMITED++                                    2.99           05/23/2008        1,232,216
   432,063   SHEFFIELD RECEIVABLES CORPORATION++                          2.72           05/07/2008          431,867
   771,540   SHEFFIELD RECEIVABLES CORPORATION++                          2.85           05/21/2008          770,319
   617,232   SLM CORPORATION++ +/-                                        2.73           05/12/2008          616,914
 3,209,608   SOLITAIRE FUNDING LLC++                                      2.82           05/06/2008        3,208,350
   956,710   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                5.27           04/03/2008          853,003
 1,543,081   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                5.47           02/15/2008        1,375,811
   617,232   SWEDBANK MORTGAGE AB                                         2.95           05/27/2008          615,922
 1,080,156   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++         2.85           05/09/2008        1,079,472
 1,407,228   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED           3.00           05/15/2008        1,405,586
   771,540   TULIP FUNDING CORPORATION++                                  2.88           05/30/2008          769,757
 4,629,242   UBS FINANCE (DELAWARE) LLC                                   2.76           05/08/2008        4,626,762
   771,540   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                     2.74           10/14/2008          771,062
   771,540   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-          2.76           10/08/2008          771,128
 1,327,049   VICTORIA FINANCE LLC++ +/- @@(A)(I)                          2.60           07/28/2008        1,183,197
   771,540   VICTORIA FINANCE LLC++ +/- @@(A)(I)                          2.84           08/07/2008          687,905

             Wells Fargo Advantage Small and Mid Cap Stock Funds 33

              Portfolio of Investments--April 30, 2008 (Unaudited)


MID CAP DISCIPLINED FUND

PRINCIPAL    SECURITY NAME                                            INTEREST RATE    MATURITY DATE       VALUE
----------   ------------------------------------------------------   -------------   ---------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$1,543,081   WHITE PINE FINANCE LLC+++/-##(A)(I)                          5.43%          02/22/2008     $  1,415,005
 2,160,313   WINDMILL FUNDING CORPORATION++                               2.88           05/05/2008        2,159,622
                                                                                                         110,184,936
                                                                                                        ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $118,318,558)                                              117,068,879
                                                                                                        ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 13.07%
112,945,291   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                112,945,291
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $112,945,291)                                                         112,945,291
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $971,230,026)*                                        110.86%                                     $958,254,112
OTHER ASSETS AND LIABILITIES, NET                           (10.86)                                      (93,838,252)
                                                            ------                                      ------------
TOTAL NET ASSETS                                            100.00%                                     $864,415,860
                                                            ------                                      ------------

 CONTRACTS                                                             STRIKE PRICE   EXPIRATION DATE
----------                                                            -------------   ---------------
WRITTEN OPTIONS: (0.22%)
   (1,435)   UTILITY INDEX JUNE 530 PUT#                                 $530.00        06/21/2008        (1,879,850)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(2,234,282))                                                    (1,879,850)
                                                                                                        ------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $112,945,291.

# All or a portion of the security is segregated as collateral for derivative instruments. (See Note 2).

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             34 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


OPPORTUNITY FUND

  SHARES     SECURITY NAME                                                VALUE
----------   ------------------------------------------------------   ------------
COMMON STOCKS: 84.19%
AMUSEMENT & RECREATION SERVICES: 1.08%
   508,000   INTERNATIONAL GAME TECHNOLOGY                            $ 17,647,920
                                                                      ------------
APPAREL & ACCESSORY STORES: 1.14%
   531,000   NORDSTROM INCORPORATED<<                                   18,723,060
                                                                      ------------
BIOPHARMACEUTICALS: 0.69%
   165,000   GENENTECH INCORPORATED+                                    11,253,000
                                                                      ------------
BUSINESS SERVICES: 11.54%
   560,000   AKAMAI TECHNOLOGIES INCORPORATED+                          20,031,200
 1,635,000   CADENCE DESIGN SYSTEMS INCORPORATED<<+                     18,197,550
 2,465,000   CNET NETWORKS INCORPORATED<<+                              19,103,750
   410,000   ELECTRONIC ARTS INCORPORATED+                              21,102,700
   830,000   IMS HEALTH INCORPORATED                                    20,542,500
 2,665,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+             24,118,250
   785,600   NCR CORPORATION+                                           19,349,328
   443,100   OMNICOM GROUP INCORPORATED                                 21,153,594
 1,220,000   RED HAT INCORPORATED<<+                                    25,095,400
                                                                       188,694,272
                                                                      ------------
CHEMICALS & ALLIED PRODUCTS: 5.76%
   405,000   AMGEN INCORPORATED+                                        16,957,350
   395,000   AVERY DENNISON CORPORATION<<                               19,035,050
   335,000   CLOROX COMPANY                                             17,755,000
   671,100   PDL BIOPHARMA INCORPORATED+                                 8,898,786
   345,000   PRAXAIR INCORPORATED<<                                     31,501,950
                                                                        94,148,136
                                                                      ------------
COMMUNICATIONS: 4.36%
   850,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP
                CLASS A+                                                19,550,000
 1,115,000   COMCAST CORPORATION CLASS A<<                              22,567,600
   370,000   LIBERTY MEDIA CORPORATION - ENTERTAINMENT CLASS A+          9,601,500
 1,300,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A<<+          19,669,000
                                                                        71,388,100
                                                                      ------------
DEPOSITORY INSTITUTIONS: 3.67%
   430,000   BANK OF NEW YORK MELLON CORPORATION                        18,717,900
   489,200   BB&T CORPORATION<<                                         16,774,668
   286,000   CITIGROUP INCORPORATED                                      7,227,220
   145,000   JPMORGAN CHASE & COMPANY                                    6,909,250
   157,300   TORONTO-DOMINION BANK ADR<<                                10,339,329
                                                                        59,968,367
                                                                      ------------
ELECTRIC, GAS & SANITARY SERVICES: 0.42%
   216,900   REPUBLIC SERVICES INCORPORATED                              6,895,251
                                                                      ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 9.48%
10,765,000   ARM HOLDINGS PLC                                           21,618,188
 1,980,000   FLEXTRONICS INTERNATIONAL LIMITED<<+                       20,572,200
   910,000   MICROSEMI CORPORATION<<+                                   22,295,000
   840,000   MOLEX INCORPORATED CLASS A<<                               21,772,800
   962,000   NETAPP INCORPORATED+                                       23,280,400
 3,285,000   ON SEMICONDUCTOR CORPORATION<<+                            24,538,950
   937,500   POLYCOM INCORPORATED<<+                                    21,000,000
                                                                       155,077,538
                                                                      ------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 35

              Portfolio of Investments--April 30, 2008 (Unaudited)


OPPORTUNITY FUND

  SHARES     SECURITY NAME                                                VALUE
----------   ------------------------------------------------------   ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES: 1.56%
   680,000   ACCENTURE LIMITED CLASS A                                $ 25,534,000
                                                                      ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 1.41%
   440,000   ILLINOIS TOOL WORKS INCORPORATED                           23,007,600
                                                                      ------------
FOOD & KINDRED PRODUCTS: 1.11%
   539,300   PEPSI BOTTLING GROUP INCORPORATED                          18,179,803
                                                                      ------------
FORESTRY: 1.10%
   283,000   WEYERHAEUSER COMPANY                                       18,078,040
                                                                      ------------
GENERAL MERCHANDISE STORES: 2.47%
   420,000   JCPENNEY COMPANY INCORPORATED<<                            17,850,000
   425,000   TARGET CORPORATION                                         22,580,250
                                                                        40,430,250
                                                                      ------------
HEALTH SERVICES: 1.41%
 3,245,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<+      23,136,850
                                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.56%
   330,000   OAKTREE CAPITAL MANAGEMENT                                  9,157,500
                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.65%
   460,000   DOVER CORPORATION                                          22,756,200
   590,000   PALL CORPORATION                                           20,514,300
                                                                        43,270,500
                                                                      ------------
INSURANCE CARRIERS: 3.94%
   400,000   ACE LIMITED                                                24,116,000
 1,670,000   MGIC INVESTMENT CORPORATION<<                              21,760,100
   360,000   RENAISSANCERE HOLDINGS LIMITED                             18,518,400
                                                                      ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 4.84%                                       64,394,500
   650,000   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP               20,741,500
   280,000   MEDTRONIC INCORPORATED                                     13,630,400
   440,500   RESMED INCORPORATED<<+                                     18,994,360
   420,000   WATERS CORPORATION<<+                                      25,813,200
                                                                        79,179,460
                                                                      ------------
MEDICAL PRODUCTS: 1.02%
   225,000   ZIMMER HOLDINGS INCORPORATED+                              16,686,000
                                                                      ------------
METAL MINING: 1.07%
   154,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B        17,517,500
                                                                      ------------
MISCELLANEOUS RETAIL: 2.12%
   275,000   CVS CAREMARK CORPORATION                                   11,101,750
 1,090,000   STAPLES INCORPORATED                                       23,653,000
                                                                        34,754,750
                                                                      ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.39%
   670,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                22,759,900
                                                                      ------------
OIL & GAS EXTRACTION: 9.37%
   275,000   APACHE CORPORATION                                         37,037,000
   310,000   CHESAPEAKE ENERGY CORPORATION                              16,027,000

             36 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


OPPORTUNITY FUND

SHARES       SECURITY NAME                                                VALUE
----------   ------------------------------------------------------   --------------
OIL & GAS EXTRACTION (continued)
   313,000   TRANSOCEAN INCORPORATED                                  $   46,154,980
   670,000   WEATHERFORD INTERNATIONAL LIMITED+                           54,048,900
                                                                         153,267,880
                                                                      --------------
PERSONAL SERVICES: 0.64%
   360,000   REGIS CORPORATION                                            10,512,000
                                                                      --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.01%
   355,000   SUNOCO INCORPORATED                                          16,475,550
                                                                      --------------
PRIMARY METAL INDUSTRIES: 1.32%
   286,400   NUCOR CORPORATION                                            21,623,200
                                                                      --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.37%
   500,000   E.W. SCRIPPS COMPANY CLASS A<<                               22,455,000
                                                                      --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.73%
   463,447   INVESCO LIMITED                                              11,887,416
                                                                      --------------
TRANSPORTATION BY AIR: 1.80%
   392,400   AIR CANADA+                                                   3,198,892
   645,800   AIR CANADA CLASS A+                                           5,264,639
   890,000   TAM SA ADR<<+                                                21,004,000
TRANSPORTATION EQUIPMENT: 1.23%                                           29,467,531
                                                                      --------------
   570,000   JOHNSON CONTROLS INCORPORATED<<                              20,098,200
                                                                      --------------
UTILITIES: 0.64%
   125,000   VANGUARD UTILITIES ETF<<                                     10,468,750
                                                                      --------------
WATER TRANSPORTATION: 1.29%
   660,000   ROYAL CARIBBEAN CRUISES LIMITED<<                            21,054,000
                                                                      --------------
TOTAL COMMON STOCKS (COST $1,243,445,070)                              1,377,191,824
                                                                      --------------
INVESTMENT COMPANIES: 1.86%

STOCK FUNDS: 1.86%
   165,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                        10,307,550
   132,000   MIDCAP SPDR TRUST SERIES 1<<                                 20,097,000
                                                                          30,404,550
                                                                      --------------
TOTAL INVESTMENT COMPANIES (COST $30,277,167)                             30,404,550
                                                                      --------------
RIGHTS: 0.00%
   566,000   SEAGATE TECHNOLOGY RIGHTS+(A)                                         0
TOTAL RIGHTS (COST $0)                                                             0
                                                                      --------------

PRINCIPAL                             INTEREST RATE   MATURITY DATE
-----------------------------------   -------------   -------------
US TREASURY SECURITIES: 0.18%
US TREASURY BILLS: 0.18%
3,000,000 US TREASURY BILL<<@              1.33%        07/03/2008         2,993,385
                                                                      --------------
TOTAL US TREASURY SECURITIES
   (COST $2,993,175)                                                       2,993,385
                                                                      --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 37

              Portfolio of Investments--April 30, 2008 (Unaudited)


OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                              VALUE
-----------   -----------------------------------------------------                                   ------------
PREFERRED STOCKS: 0.79%
    295,000   HALLIBURTON COMPANY+                                                                    $ 12,879,169
TOTAL PREFERRED STOCKS (COST $10,642,745)                                                               12,879,169
                                                                                                      ------------
COLLATERAL FOR SECURITIES LENDING: 15.71%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.92%
  2,170,015   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS                                         2,170,015
              PORTFOLIO
  2,653,680   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                  2,653,680
  5,623,150   DAILY ASSETS FUND INSTITUTIONAL                                                           5,623,150
  4,665,097   DREYFUS CASH MANAGEMENT FUND                                                              4,665,097
                                                                                                       15,111,942
                                                                                                      ------------

 PRINCIPAL                                                            INTEREST RATE   MATURITY DATE
-----------                                                           -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 14.79%
$ 2,506,706   ALPINE SECURITIZATION CORPORATION++                          2.78%        05/07/2008       2,505,544
    863,458   AMSTEL FUNDING CORPORATION                                   2.93         05/20/2008         862,123
  2,709,952   AMSTEL FUNDING CORPORATION++                                 3.05         05/22/2008       2,705,146
  2,032,464   AMSTERDAM FUNDING CORPORATION++                              2.85         05/05/2008       2,031,820
  1,605,647   APRECO LLC++                                                 2.94         05/28/2008       1,602,139
  5,684,124   ASPEN FUNDING CORPORATION++                                  3.05         05/01/2008       5,684,124
  1,354,976   ATLANTIC ASSET SECURITIZATION CORPORATION                    2.87         05/13/2008       1,353,680
  1,693,720   BANCO SANTANDER TOTTA LOAN++ +/-                             2.73         10/15/2008       1,692,201
  4,636,254   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,636,512)                   2.00         05/01/2008       4,636,254
  5,170,453   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $5,170,808)                   2.47         05/01/2008       5,170,453
  1,693,720   BANK OF IRELAND++ +/-                                        3.06         10/14/2008       1,692,839
  2,709,952   BANK OF SCOTLAND PLC                                         2.80         05/29/2008       2,704,071
 18,186,014   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $18,187,024)                                 2.00         05/01/2008      18,186,014
  1,354,976   BRYANT BANK FUNDING LLC++                                    2.89         05/27/2008       1,352,158
  1,391,899   CANCARA ASSET SECURITIZATION LIMITED++                       2.96         05/28/2008       1,388,820
  1,354,976   CHARIOT FUNDING LLC++                                        2.70         05/14/2008       1,353,655
  1,354,976   CHARIOT FUNDING LLC++                                        2.76         05/29/2008       1,352,078
  3,593,671   CHEYNE FINANCE LLC++ +/- @@(A)(I)                            6.40         02/25/2008       2,587,443
  2,763,822   CHEYNE FINANCE LLC++ +/- @@(A)(I)                            6.48         05/19/2008       1,989,952
    863,458   CIESCO LLC++                                                 2.90         05/21/2008         862,139
  1,998,590   CITIBANK OMNI MASTER TRUST++                                 3.16         05/30/2008       1,993,518
  6,781,655   CLIPPER RECEIVABLES CORPORATION                              3.02         05/01/2008       6,781,655
  5,081,160   CULLINAN FINANCE CORPORATION++ +/-                           2.51         08/04/2008       5,069,783
 18,186,014   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $18,187,024)                  2.00         05/01/2008      18,186,014
  2,709,952   ERASMUS CAPITAL CORPORATION++                                2.96         05/22/2008       2,705,289
  4,755,966   FAIRWAY FINANCE CORPORATION++                                2.90         05/05/2008       4,754,433
  1,354,976   FALCON ASSET SECURITIZATION CORPORATION++                    2.71         05/12/2008       1,353,854
  1,354,976   FALCON ASSET SECURITIZATION CORPORATION++                    2.76         05/28/2008       1,352,181
  6,774,880   FIVE FINANCE INCORPORATED++ +/-                              2.66         07/09/2008       6,749,793
  5,419,904   GALLEON CAPITAL LLC++                                        2.90         05/21/2008       5,411,172
  5,616,376   GEMINI SECURITIZATION INCORPORATED++                         2.90         05/06/2008       5,614,113
  6,774,880   GRAMPIAN FUNDING LIMITED++                                   2.84         05/19/2008       6,765,260

             38 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


OPPORTUNITY FUND

 PRINCIPAL    SECURITY NAME                                           INTEREST RATE   MATURITY DATE       VALUE
-----------   -----------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 4,403,672   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)             2.79%        10/16/2008    $  4,403,672
  3,048,696   JUPITER SECURITIZATION CORPORATION++                         2.71         05/09/2008       3,046,860
  4,887,669   KITTY HAWK FUNDING CORPORATION++                             2.80         05/06/2008       4,885,769
  3,387,440   LIBERTY STREET FUNDING CORPORATION++                         2.95         05/01/2008       3,387,440
  3,387,440   LINKS FINANCE LLC++ +/-                                      2.52         08/15/2008       3,369,802
  5,419,904   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,420,265)                                            2.40         05/01/2008       5,419,904
  1,425,638   MONT BLANC CAPITAL CORPORATION++                             2.80         05/16/2008       1,423,975
  1,354,976   MONT BLANC CAPITAL CORPORATION++                             2.96         05/27/2008       1,352,138
    313,338   MORGAN STANLEY+/-                                            2.84         10/15/2008         313,088
  3,071,392   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,071,563)                   2.00         05/01/2008       3,071,392
  6,199,015   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $6,199,430)                   2.41         05/01/2008       6,199,015
  2,709,952   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                    2.90         05/16/2008       2,706,706
  3,387,440   NORTHERN ROCK PLC++ +/-                                      2.79         10/03/2008       3,369,344
  3,116,445   OLD LINE FUNDING CORPORATION++                               2.80         05/02/2008       3,116,202
  1,975,149   PARK AVENUE RECEIVABLES CORPORATION++                        2.76         05/30/2008       1,970,773
  3,235,005   PICAROS FUNDING LLC++                                        2.60         05/06/2008       3,233,837
  1,354,976   PRUDENTIAL PLC++                                             2.88         05/28/2008       1,352,059
  5,419,904   RANGER FUNDING CORPORATION++                                 2.90         05/02/2008       5,419,467
  2,767,538   REGENCY MARKETS #1 LLC++                                     2.97         05/20/2008       2,763,200
  2,709,952   SCALDIS CAPITAL LIMITED++                                    2.99         05/23/2008       2,705,017
    948,483   SHEFFIELD RECEIVABLES CORPORATION++                          2.72         05/07/2008         948,053
  1,693,720   SHEFFIELD RECEIVABLES CORPORATION++                          2.85         05/21/2008       1,691,038
  1,354,976   SLM CORPORATION++ +/-                                        2.73         05/12/2008       1,354,278
  7,045,875   SOLITAIRE FUNDING LLC++                                      2.82         05/06/2008       7,043,116
  2,100,213   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                5.27         04/03/2008       1,872,550
  3,387,440   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                5.47         02/15/2008       3,020,242
  1,354,976   SWEDBANK MORTGAGE AB                                         2.95         05/27/2008       1,352,099
  2,371,208   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++         2.85         05/09/2008       2,369,706
  3,089,210   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED           3.00         05/15/2008       3,085,606
  1,693,720   TULIP FUNDING CORPORATION++                                  2.88         05/30/2008       1,689,804
 10,162,320   UBS FINANCE (DELAWARE) LLC                                   2.76         05/08/2008      10,156,876
  1,693,720   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                     2.74         10/14/2008       1,692,670
  1,693,720   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-          2.76         10/08/2008       1,692,816
  2,913,198   VICTORIA FINANCE LLC++ +/- @@(A)(I)                          2.60         07/28/2008       2,597,408
  1,693,720   VICTORIA FINANCE LLC++ +/- @@(A)(I)                          2.84         08/07/2008       1,510,121
  3,387,440   WHITE PINE FINANCE LLC++ +/- @@(A)(I)                        5.43         02/22/2008       3,106,282
  4,742,416   WINDMILL FUNDING CORPORATION++                               2.88         05/05/2008       4,740,897
                                                                                                       241,882,940
                                                                                                      ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $259,834,320)                                            256,994,882
                                                                                                      ------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 39

              Portfolio of Investments--April 30, 2008 (Unaudited)


OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                               VALUE
-----------   -----------------------------------------------------                                   --------------
SHORT-TERM INVESTMENTS: 12.49%
204,279,134   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                             $  204,279,134
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS (COST $204,279,134)                                                         204,279,134
                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,751,471,611)*                                      115.22%                                   $1,884,742,944
OTHER ASSETS AND LIABILITIES, NET                           (15.22)                                     (249,013,835)
                                                            ------                                    --------------
TOTAL NET ASSETS                                            100.00%                                   $1,635,729,109
                                                            ------                                    --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@    Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

@@ This security is currently in default with regards to scheduled interest and/or principal payments. (a)Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $204,279,134.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             40 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP DISCIPLINED FUND

   SHARES    SECURITY NAME                                                         VALUE
----------   ----------------------------------------------------------------   -----------
COMMON STOCKS: 94.98%

AMUSEMENT & RECREATION SERVICES: 0.15%
   132,100   LAKES ENTERTAINMENT INCORPORATED+<<                                $   612,944
                                                                                -----------

APPAREL & ACCESSORY STORES: 0.21%
   194,000   HEELYS INCORPORATED+<<                                                 843,900
                                                                                -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.31%
   30,000   AVATAR HOLDINGS INCORPORATED+<<                                       1,225,800
                                                                                -----------

BUSINESS SERVICES: 13.99%
   909,988   ASSET ACCEPTANCE CAPITAL CORPORATION+                               10,965,355
   870,000   CONVERGYS CORPORATION+                                              13,676,400
   240,100   ELECTRONIC DATA SYSTEMS CORPORATION                                  4,456,256
   135,000   ELECTRONICS FOR IMAGING INCORPORATED+                                1,946,700
   170,000   FAIR ISAAC CORPORATION<<                                             4,210,900
   654,000   HLTH CORPORATION+<<                                                  7,272,480
   733,000   MIDWAY GAMES INCORPORATED+<<                                         1,883,810
   141,000   MONSTER WORLDWIDE INCORPORATED+                                      3,430,530
   267,000   WEBMD HEALTH CORPORATION+<<                                          8,370,450
                                                                                 56,212,881
                                                                                -----------

CHEMICALS & ALLIED PRODUCTS: 0.28%
   125,000   NOVEN PHARMACEUTICALS INCORPORATED+                                  1,137,500
                                                                                -----------

COMMUNICATIONS: 1.97%
   965,000   MASTEC INCORPORATED+                                                 7,903,350
                                                                                -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.64%
   190,000   COMFORT SYSTEMS USA INCORPORATED                                     2,584,000
                                                                                -----------

DEPOSITORY INSTITUTIONS: 9.16%
    94,000   AMCORE FINANCIAL INCORPORATED<<                                      1,169,360
    95,300   ANCHOR BANCORP WISCONSIN INCORPORATED                                1,447,607
    49,400   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                         459,420
    24,000   CENTRAL PACIFIC FINANCIAL CORPORATION<<                                440,640
    44,900   COMMUNITY TRUST BANCORP                                              1,349,694
   163,700   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                           2,038,065
    24,100   FIRST COMMUNITY BANCORP                                                517,909
    22,340   FIRST FINANCIAL BANCORP<<                                              293,101
    38,000   FIRST MIDWEST BANCORP INCORPORATED                                     970,140
    66,000   FIRSTMERIT CORPORATION                                               1,354,320
    45,710   INTERNATIONAL BANCSHARES CORPORATION                                 1,142,293
   312,000   MARSHALL & ILSLEY CORPORATION                                        7,793,760
    62,933   NATIONAL PENN BANCSHARES INCORPORATED<<                              1,050,352
     3,800   NBT BANCORP INCORPORATED                                                86,564
   127,000   OLD NATIONAL BANCORP<<                                               2,172,970
    53,000   PACIFIC CAPITAL BANCORP<<                                            1,080,140
    52,700   PROVIDENT BANKSHARES CORPORATION<<                                     675,087
   164,841   STERLING FINANCIAL CORPORATION                                       2,012,709
    88,900   SUSQUEHANNA BANCSHARES INCORPORATED                                  1,768,221
    26,200   UMB FINANCIAL CORPORATION                                            1,300,568
   162,000   UMPQUA HOLDINGS CORPORATION<<                                        2,389,500
    52,600   UNITED COMMUNITY BANKS INCORPORATED<<                                  722,198
    45,900   VALLEY NATIONAL BANCORP<<                                              880,821
    60,400   WEBSTER FINANCIAL CORPORATION                                        1,573,420
    64,200   WILMINGTON TRUST CORPORATION                                         2,110,896
                                                                                 36,799,755
                                                                                -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 41

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                VALUE
------------   -----------------------------------------------------------------------   -----------
EATING & DRINKING PLACES: 1.71%
   167,800     CEC ENTERTAINMENT INCORPORATED+                                           $ 6,242,160
   107,000     RUBIO'S RESTAURANTS INCORPORATED+                                             642,000
                                                                                           6,884,160
                                                                                         -----------

EDUCATIONAL SERVICES: 0.15%
    54,400     CORINTHIAN COLLEGES INCORPORATED+<<                                           617,440
                                                                                         -----------

ELECTRIC, GAS & SANITARY SERVICES: 5.06%

   139,800   CLEAN HARBORS INCORPORATED+                                                   9,222,606
   620,000     NISOURCE INCORPORATED                                                      11,098,000
                                                                                          20,320,606
                                                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.23%
   504,500     ARRIS GROUP INCORPORATED+                                                   4,086,450
   135,000     EXAR CORPORATION+                                                           1,138,050
   270,000     MAXIM INTEGRATED PRODUCTS INCORPORATED                                      5,678,100
   568,000     MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                    4,555,360
   525,000     MOLEX INCORPORATED CLASS A                                                 13,608,000
                                                                                          29,065,960
                                                                                         -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.58%
   330,000     CRA INTERNATIONAL INCORPORATED+<<                                          11,378,400
   282,300     SYMYX TECHNOLOGIES INCORPORATED+<<                                          2,120,073
    11,100     TEJON RANCH COMPANY+<<                                                        469,086
    60,000     TRIMERIS INCORPORATED+<<                                                      419,400
                                                                                          14,386,959
                                                                                         -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.76%
    31,000     VALMONT INDUSTRIES INCORPORATED<<                                           3,052,260
                                                                                         -----------

FOOD & KINDRED PRODUCTS: 12.98%
   390,000     COCA-COLA ENTERPRISES INCORPORATED                                          8,775,000
   385,000     HERCULES INCORPORATED<<                                                     7,238,000
   235,000     THE HERSHEY COMPANY                                                         8,784,300
   770,000     TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                     18,734,100
   385,000     UNITED NATURAL FOODS INCORPORATED+<<                                        7,623,000
   712,500     VERMONT PURE HOLDINGS LIMITED+                                                990,375
                                                                                          52,144,775
                                                                                         -----------

FOOD STORES: 2.58%
   585,000     WINN-DIXIE STORES INCORPORATED+<<                                          10,372,050
                                                                                         -----------

FOOTWEAR: 0.28%
   110,000     CROCS INCORPORATED+<<                                                       1,123,100
                                                                                         -----------

HEALTH SERVICES: 0.44%
   2,177,700   HOOPER HOLMES INCORPORATED+                                                 1,763,937
                                                                                         -----------

HOLDING & OTHER INVESTMENT OFFICES: 3.07%
   126,110     APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                         4,663,548
   115,000     EXTERRAN HOLDINGS INCORPORATED+                                             7,680,850
                                                                                          12,344,398
                                                                                         -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.35%
   230,600     MTR GAMING GROUP INCORPORATED+<<                                            1,413,578
                                                                                         -----------

             42 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                       VALUE
------------   -------------                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.70%
   1,400,000   ENTEGRIS INCORPORATED+<<                                                        $ 10,556,000
   1,199,000   INFOCUS CORPORATION+                                                               2,014,320
     580,000   INTERMEC INCORPORATED+<<                                                          12,249,600
      13,600   PLANAR SYSTEMS INCORPORATED+                                                          31,008
     991,000   ULTRATECH INCORPORATED+<<                                                         14,131,660
                                                                                                 38,982,588
                                                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.54%
     505,100   CRAWFORD & COMPANY CLASS A+                                                        2,146,675
                                                                                               ------------
LEATHER & LEATHER PRODUCTS: 0.27%
      74,000   TIMBERLAND COMPANY+                                                                1,080,400
                                                                                               ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.54%
     219,108   HERLEY INDUSTRIES INCORPORATED+                                                    2,670,927
     333,500   NEWPORT CORPORATION+<<                                                             3,838,585
     350,000   PERKINELMER INCORPORATED                                                           9,296,000
     180,100   VITAL SIGNS INCORPORATED                                                           9,424,633
      31,100   ZOLL MEDICAL CORPORATION+                                                          1,038,118
                                                                                                 26,268,263
                                                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 4.16%
      91,000   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                           3,238,690
   1,462,400   LEAPFROG ENTERPRISES INCORPORATED+<<                                              12,152,544
     115,000   LYDALL INCORPORATED+                                                               1,339,750
                                                                                                 16,730,984
                                                                                               ------------
MISCELLANEOUS RETAIL: 0.25%
      78,000   OFFICE DEPOT INCORPORATED+                                                           989,040
                                                                                               ------------
OIL & GAS EXTRACTION: 0.23%
     686,700   SYNTROLEUM CORPORATION+<<                                                            933,912
                                                                                               ------------
PAPER & ALLIED PRODUCTS: 0.66%
     307,000   BUCKEYE TECHNOLOGIES INCORPORATED+<<                                               2,649,410
                                                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.12%
   1,500,000   PLAYBOY ENTERPRISES INCORPORATED CLASS B+<<**                                     12,540,000
                                                                                               ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.61%
      97,000   SEALED AIR CORPORATION                                                             2,453,130
                                                                                               ------------
TRANSPORTATION EQUIPMENT: 3.40%
     627,800   FEDERAL SIGNAL CORPORATION                                                         8,713,864
     170,000   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                          4,958,900
                                                                                                 13,672,764
                                                                                               ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.60%
     125,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A<<                                    2,406,249
                                                                                               ------------
TOTAL COMMON STOCKS (COST $431,386,760)                                                         381,662,768
                                                                                               ------------
COLLATERAL FOR SECURITIES LENDING: 11.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.66%
     380,287   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                          380,287
     465,047   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                             465,047

             Wells Fargo Advantage Small and Mid Cap Stock Funds 43

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP DISCIPLINED FUND

  SHARES     SECURITY NAME                                                                               VALUE
----------   ------------------------------------------------------                                   ----------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
   985,435   DAILY ASSETS FUND INSTITUTIONAL                                                          $  985,435
   817,540   DREYFUS CASH MANAGEMENT FUND                                                                817,540
                                                                                                       2,648,309
                                                                                                      ----------

PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
----------                                                            -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.55%
$  439,290   ALPINE SECURITIZATION CORPORATION++                           2.78%        05/07/2008       439,087
   151,318   AMSTEL FUNDING CORPORATION                                    2.93         05/20/2008       151,084
   474,909   AMSTEL FUNDING CORPORATION++                                  3.05         05/22/2008       474,066
   356,181   AMSTERDAM FUNDING CORPORATION++                               2.85         05/05/2008       356,069
   281,383   APRECO LLC++                                                  2.94         05/28/2008       280,769
   996,121   ASPEN FUNDING CORPORATION++                                   3.05         05/01/2008       996,121
   237,454   ATLANTIC ASSET SECURITIZATION CORPORATION                     2.87         05/13/2008       237,227
   296,818   BANCO SANTANDER TOTTA LOAN++ +/-                              2.73         10/15/2008       296,552
   812,486   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $812,531)                      2.00         05/01/2008       812,486
   906,102   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $906,164)                      2.47         05/01/2008       906,102
   296,818   BANK OF IRELAND++ +/-                                         3.06         10/14/2008       296,664
   474,909   BANK OF SCOTLAND PLC                                          2.80         05/29/2008       473,878
 3,187,029   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,187,206)                                   2.00         05/01/2008     3,187,029
   237,454   BRYANT BANK FUNDING LLC++                                     2.89         05/27/2008       236,960
   243,925   CANCARA ASSET SECURITIZATION LIMITED++                        2.96         05/28/2008       243,385
   237,454   CHARIOT FUNDING LLC++                                         2.70         05/14/2008       237,223
   237,454   CHARIOT FUNDING LLC++                                         2.76         05/29/2008       236,946
   629,777   CHEYNE FINANCE LLC++ +/- @@(A)(I)                             6.40         02/25/2008       453,439
   484,349   CHEYNE FINANCE LLC++ +/- @@(A)(I)                             6.48         05/19/2008       348,731
   151,318   CIESCO LLC++                                                  2.90         05/21/2008       151,087
   350,245   CITIBANK OMNI MASTER TRUST++                                  3.16         05/30/2008       349,356
 1,188,459   CLIPPER RECEIVABLES CORPORATION                               3.02         05/01/2008     1,188,459
   890,454   CULLINAN FINANCE CORPORATION++ +/-                            2.51         08/04/2008       888,460
 3,187,029   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,187,206)                    2.00         05/01/2008     3,187,029
   474,909   ERASMUS CAPITAL CORPORATION++                                 2.96         05/22/2008       474,091
   833,465   FAIRWAY FINANCE CORPORATION++                                 2.90         05/05/2008       833,196
   237,454   FALCON ASSET SECURITIZATION CORPORATION++                     2.71         05/12/2008       237,258
   237,454   FALCON ASSET SECURITIZATION CORPORATION++                     2.76         05/28/2008       236,965
 1,187,272   FIVE FINANCE INCORPORATED++ +/-                               2.66         07/09/2008     1,182,875
   949,817   GALLEON CAPITAL LLC++                                         2.90         05/21/2008       948,287
   984,248   GEMINI SECURITIZATION INCORPORATED++                          2.90         05/06/2008       983,852
 1,187,272   GRAMPIAN FUNDING LIMITED++                                    2.84         05/19/2008     1,185,586
   771,727   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)              2.79         10/16/2008       771,727
   534,272   JUPITER SECURITIZATION CORPORATION++                          2.71         05/09/2008       533,950
   856,545   KITTY HAWK FUNDING CORPORATION++                              2.80         05/06/2008       856,212
   593,636   LIBERTY STREET FUNDING CORPORATION++                          2.95         05/01/2008       593,636
   593,636   LINKS FINANCE LLC++ +/-                                       2.52         08/15/2008       590,545
   949,817   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $949,880)                                               2.40         05/01/2008       949,817

             44 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP DISCIPLINED FUND

 PRINCIPAL   SECURITY NAME                                            INTEREST RATE   MATURITY DATE      VALUE
----------   ------------------------------------------------------   -------------   -------------   -----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  249,838   MONT BLANC CAPITAL CORPORATION++                              2.80%         05/16/2008   $   249,546
   237,454   MONT BLANC CAPITAL CORPORATION++                              2.96          05/27/2008       236,957
    54,911   MORGAN STANLEY+/-                                             2.84          10/15/2008        54,868
 1,086,353   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,086,426)                    2.41         05/01/2008      1,086,353
   538,250   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $538,280)                      2.00         05/01/2008        538,250
   474,909   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                     2.90         05/16/2008        474,340
   593,636   NORTHERN ROCK PLC++ +/-                                       2.79         10/03/2008        590,465
   546,145   OLD LINE FUNDING CORPORATION++                                2.80         05/02/2008        546,102
   346,137   PARK AVENUE RECEIVABLES CORPORATION++                         2.76         05/30/2008        345,370
   566,922   PICAROS FUNDING LLC++                                         2.60         05/06/2008        566,717
   237,454   PRUDENTIAL PLC++                                              2.88         05/28/2008        236,943
   949,817   RANGER FUNDING CORPORATION++                                  2.90         05/02/2008        949,741
   485,000   REGENCY MARKETS #1 LLC++                                      2.97         05/20/2008        484,240
   474,909   SCALDIS CAPITAL LIMITED++                                     2.99         05/23/2008        474,044
   166,218   SHEFFIELD RECEIVABLES CORPORATION++                           2.72         05/07/2008        166,143
   296,818   SHEFFIELD RECEIVABLES CORPORATION++                           2.85         05/21/2008        296,348
   237,454   SLM CORPORATION++ +/-                                         2.73         05/12/2008        237,332
 1,234,762   SOLITAIRE FUNDING LLC++                                       2.82         05/06/2008      1,234,279
   368,054   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                 5.27         04/03/2008        328,157
   593,636   STANFIELD VICTORIA FUNDING LLC++ +/- @@(A)(I)                 5.47         02/15/2008        529,286
   237,454   SWEDBANK MORTGAGE AB                                          2.95         05/27/2008        236,950
   415,545   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.85         05/09/2008        415,282
   541,372   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED            3.00         05/15/2008        540,740
   296,818   TULIP FUNDING CORPORATION++                                   2.88         05/30/2008        296,132
 1,780,907   UBS FINANCE (DELAWARE) LLC                                    2.76         05/08/2008      1,779,953
   296,818   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                      2.74         10/14/2008        296,634
   296,818   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-           2.76         10/08/2008        296,659
   510,527   VICTORIA FINANCE LLC++ +/- @@(A)(I)                           2.60         07/28/2008        455,186
   296,818   VICTORIA FINANCE LLC++ +/- @@(A)(I)                           2.84         08/07/2008        264,643
   593,636   WHITE PINE FINANCE LLC++ +/- @@(A)(I)                         5.43         02/22/2008        544,364
   831,090   WINDMILL FUNDING CORPORATION++                                2.88         05/05/2008        830,821
                                                                                                       42,389,051
                                                                                                      -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,516,701)                                             45,037,360
                                                                                                      -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 45

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL CAP DISCIPLINED FUND

  SHARES     SECURITY NAME                                                                                VALUE
----------   ------------------------------------------------------                                   ------------
SHORT-TERM INVESTMENTS: 5.13%
20,623,170   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                              $ 20,623,170
                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,623,170)                                                         20,623,170
                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $497,526,631)*                                     111.32%                                      $447,323,298
OTHER ASSETS AND LIABILITIES, NET                        (11.32)                                       (45,486,089)
                                                         ------                                       ------------
TOTAL NET ASSETS                                         100.00%                                      $401,837,209
                                                                                                      ------------

----------
+    Non-income earning securities.

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@@ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $20,623,170.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             46 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL/MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                 VALUE
----------   -------------------------------------------------------------------------------            ------------
COMMON STOCKS: 97.80%
AMUSEMENT & RECREATION SERVICES: 0.51%
   285,560   CENTURY CASINOS INCORPORATED+                                                               $   948,059
                                                                                                         -----------
APPAREL & ACCESSORY STORES: 0.23%
   172,320   DELIA*S INCORPORATED+                                                                           437,693
                                                                                                         -----------
BIOPHARMACEUTICALS: 2.29%
 2,127,347   ENCORIUM GROUP INCORPORATED+**                                                                4,254,694
                                                                                                         -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.03%
   222,787   PALM HARBOR HOMES INCORPORATED+                                                               1,918,196
                                                                                                         -----------
BUSINESS SERVICES: 12.14%
   995,080   3COM CORPORATION+                                                                             2,378,241
    91,010   ABM INDUSTRIES INCORPORATED                                                                   1,905,749
    68,550   CLARUS CORPORATION+                                                                             416,784
    46,870   HEALTHCARE SERVICES GROUP                                                                       715,236
   739,890   HILL INTERNATIONAL INCORPORATED+                                                             10,691,411
    63,220   HLTH CORPORATION+                                                                               703,006
    57,905   IMS HEALTH INCORPORATED                                                                       1,433,149
    70,340   RHAPSODY ACQUISITION CORPORATION+                                                               562,720
    77,482   SUN MICROSYSTEMS INCORPORATED+                                                                1,213,368
   329,440   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                       2,556,454
                                                                                                          22,576,118
                                                                                                         -----------
CHEMICALS & ALLIED PRODUCTS: 1.53%
    12,265   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                     304,540
     8,245   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                 376,054
   285,757   ORASURE TECHNOLOGIES INCORPORATED+                                                            1,845,990
    89,110   VANDA PHARMACEUTICALS INCORPORATED+                                                             314,558
COMMUNICATIONS: 1.07%                                                                                      2,841,142
                                                                                                         -----------
   150,730   CHINA GRENTECH CORPORATION LIMITED ADR+                                                         712,953
   169,760   CINCINNATI BELL INCORPORATED+                                                                   787,686
   362,965   CITADEL BROADCASTING CORPORATION+                                                               493,632
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.05%                                                              1,994,271
                                                                                                         -----------
   525,855   CHAMPION ENTERPRISES INCORPORATED+                                                            5,426,824
    63,775   U.S. HOME SYSTEMS INCORPORATED+                                                                 239,156
DEPOSITORY INSTITUTIONS: 1.86%                                                                             5,665,980
                                                                                                         -----------
   141,729   FIRST SECURITY GROUP INCORPORATED                                                             1,299,655
    43,565   MIDWEST BANC HOLDINGS INCORPORATED                                                              447,848
   100,030   PACIFIC PREMIER BANCORP INCORPORATED+                                                           755,227
    41,735   WESTERN UNION COMPANY                                                                           959,905
ELECTRIC, GAS & SANITARY SERVICES: 0.87%                                                                   3,462,635
                                                                                                         -----------
    94,380   EL PASO CORPORATION                                                                           1,617,673
                                                                                                         -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 47

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL/MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                 VALUE
----------   -------------------------------------------------------------------------------            ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.24%
   457,149   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                    $   489,149
   143,570   GLOBECOMM SYSTEMS INCORPORATED+                                                               1,274,902
    80,879   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                  1,353,106
   175,360   MICRON TECHNOLOGY INCORPORATED+                                                               1,353,779
 1,573,738   MRV COMMUNICATIONS INCORPORATED+                                                              2,470,769
    80,391   NORTEL NETWORKS CORPORATION ADR+                                                                686,539
    78,015   OSI SYSTEMS INCORPORATED+                                                                     1,907,467
   331,050   POWER-ONE INCORPORATED+                                                                         989,840
   165,198   RICHARDSON ELECTRONICS LIMITED                                                                1,073,787
                                                                                                          11,599,338
                                                                                                         -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.67%
   166,605   SYMYX TECHNOLOGIES INCORPORATED+                                                              1,251,204
                                                                                                         -----------
FINANCIAL SERVICES: 0.26%
    13,845   KBW REGIONAL BANKING ETF                                                                        481,944
                                                                                                         -----------
FURNITURE & FIXTURES: 0.59%
    80,865   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                   1,095,721
                                                                                                         -----------
HEALTH SERVICES: 1.04%
   161,440   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                        1,930,822
                                                                                                         -----------
HOLDING & OTHER INVESTMENT OFFICES: 7.14%
   285,608   ANNALY MORTGAGE MANAGEMENT INCORPORATED#                                                      4,786,790
   273,820   ANWORTH MORTGAGE ASSET CORPORATION                                                            1,829,118
   148,665   CAPSTEAD MORTGAGE CORPORATION                                                                 1,917,779
    48,391   DISCOVERY HOLDING COMPANY CLASS A+                                                            1,120,736
   102,796   HILLTOP HOLDINGS INCORPORATED+                                                                1,085,526
    60,790   SUN COMMUNITIES INCORPORATED                                                                  1,182,366
   135,065   UMH PROPERTIES INCORPORATED                                                                   1,357,403
                                                                                                          13,279,718
                                                                                                         -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
    93,605   EMPIRE RESORTS INCORPORATED+                                                                    251,797
                                                                                                         -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.91%
   200,100   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                  1,432,716
   167,485   CRAY INCORPORATED+                                                                            1,043,433
   167,445   INTERMEC INCORPORATED+                                                                        3,536,438
    40,100   LEXMARK INTERNATIONAL INCORPORATED+                                                           1,258,739
INSURANCE CARRIERS: 2.79%                                                                                  7,271,326
    31,430   MERCURY GENERAL CORPORATION                                                                   1,568,043
   172,684   NORTH POINTE HOLDINGS CORPORATION+                                                            2,752,583
   500,044   QUANTA CAPITAL HOLDINGS LIMITED+                                                                865,076
JUSTICE, PUBLIC ORDER & SAFETY: 1.65%                                                                      5,185,702
                                                                                                         -----------
   115,912   GEO GROUP INCORPORATED+                                                                       3,065,872
                                                                                                         -----------
LEATHER & LEATHER PRODUCTS: 0.19%
   195,165   BAKERS FOOTWEAR GROUP INCORPORATED+                                                             349,345
                                                                                                         -----------

             48 Wells Fargo Advantage Small and Mid Cap Stock Funds

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL/MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                 VALUE
----------   -------------------------------------------------------------------------------            ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.65%
   513,486   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                  $ 3,219,557
   265,240   CREDENCE SYSTEMS CORPORATION+                                                                   275,850
    17,755   HAEMONETICS CORPORATION+                                                                      1,016,119
    14,255   KENSEY NASH CORPORATION+                                                                        415,676
METAL MINING: 13.42%                                                                                       4,927,202
                                                                                                         -----------
    17,400   AGNICO-EAGLE MINES LIMITED                                                                    1,086,630
   253,070   APEX SILVER MINES LIMITED+                                                                    2,543,354
   203,215   GOLDCORP INCORPORATED                                                                         7,258,840
    58,755   NEWMONT MINING CORPORATION                                                                    2,597,559
   163,550   NOVAGOLD RESOURCES INCORPORATED+                                                              1,200,457
   263,725   PETAQUILLA MINERALS LIMITED+                                                                    514,264
   200,240   RANDGOLD RESOURCES LIMITED ADR                                                                9,114,925
    49,790   YAMANA GOLD INCORPORATED                                                                        638,308
                                                                                                          24,954,337
                                                                                                         -----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
   544,480   BIRCH MOUNTAIN RESOURCES LIMITED+                                                               266,795
                                                                                                         -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.52%
    69,740   ACCO BRANDS CORPORATION+                                                                        970,781
                                                                                                         -----------
OIL & GAS EXTRACTION: 24.31%
    25,750   CANADIAN NATURAL RESOURCES LIMITED                                                            2,188,750
    14,570   ENERGY XXI BERMUDA LIMITED+                                                                      75,545
   320,985   GLOBAL INDUSTRIES LIMITED+                                                                    5,122,921
   103,970   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                    3,592,164
    56,585   HELMERICH & PAYNE INCORPORATED                                                                3,041,444
    28,170   HERCULES OFFSHORE INCORPORATED+                                                                 742,561
   181,485   KEY ENERGY SERVICES INCORPORATED+                                                             2,486,345
   218,065   MCMORAN EXPLORATION COMPANY+                                                                  5,979,342
    17,725   NEWFIELD EXPLORATION COMPANY+                                                                 1,076,971
   631,660   NEWPARK RESOURCES INCORPORATED+                                                               3,467,813
    28,780   PENN WEST ENERGY TRUST                                                                          868,293
    43,155   PETROQUEST ENERGY INCORPORATED+                                                                 896,761
    37,910   PIONEER NATURAL RESOURCES COMPANY                                                             2,188,544
    42,360   PRIDE INTERNATIONAL INCORPORATED+                                                             1,798,182
    41,057   RANGE RESOURCES CORPORATION                                                                   2,725,364
    16,575   SANDRIDGE ENERGY INCORPORATED+                                                                  748,859
   310,680   TRILOGY ENERGY TRUST                                                                          3,609,330
   127,475   WILLBROS GROUP INCORPORATED+                                                                  4,600,573
                                                                                                          45,209,762
                                                                                                         -----------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.06%
   104,330   INTEROIL CORPORATION+#                                                                        1,970,794
                                                                                                         -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.14%
    25,285   E.W. SCRIPPS COMPANY CLASS A                                                                  1,135,549
    66,665   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                     383,990
   126,255   R.H. DONNELLEY CORPORATION+                                                                     604,761
REAL ESTATE: 0.48%                                                                                         2,124,300
                                                                                                         -----------
    35,150   HATTERAS FINANCIAL CORPORATION+                                                                 888,592
                                                                                                         -----------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 49

              Portfolio of Investments--April 30, 2008 (Unaudited)


SMALL/MID CAP VALUE FUND

SHARES       SECURITY NAME                                                VALUE
----------   ------------------------------------------------------   ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.11%
   207,505   CONSTAR INTERNATIONAL INCORPORATED+                      $    607,990
   619,991   INTERTAPE POLYMER GROUP INCORPORATED+                       1,456,978
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.02%       2,064,968
                                                                      ------------
     3,590   MARKETAXESS HOLDINGS INCORPORATED+                             31,556
                                                                      ------------
SOCIAL SERVICES: 0.61%
    37,005   ABB LIMITED ADR                                             1,134,943
                                                                      ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.04%
   202,700   GENTEX CORPORATION                                          3,786,436
                                                                      ------------
THEATERS & ENTERTAINMENT: 0.62%
    61,070   REGAL ENTERTAINMENT GROUP CLASS A                           1,157,887
                                                                      ------------
TRANSPORTATION EQUIPMENT: 0.48%
   260,580   FLEETWOOD ENTERPRISES INCORPORATED+                           898,998
                                                                      ------------
TOTAL COMMON STOCKS (COST $181,547,573)                                181,866,601
                                                                      ------------

                                                    EXPIRATION DATE
                                                    ---------------
WARRANTS: 0.29%
   191,735   RHAPSODY ACQUISITION WARRANT+               10/02/2010        536,858
TOTAL WARRANTS (COST $451,776)                                             536,858
                                                                      ------------
SHORT-TERM INVESTMENTS: 2.20%
 4,088,244   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                 4,088,244
                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,088,244)                           4,088,244
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $186,087,593)*                100.29%                           $186,491,703
OTHER ASSETS AND LIABILITIES, NET    (0.29)                               (532,440)
                                    ------                            ------------
TOTAL NET ASSETS                    100.00%                           $185,959,263
                                    ------                            ------------

                                                STRIKE   EXPIRATION
CONTRACTS             SECURITY NAME              PRICE      DATE         VALUE
----------   --------------------------------   ------   ----------   ------------
WRITTEN OPTIONS: (0.02%)
      (300)  ANNALY CAPITAL MANAGEMENT
                INCORPORATED CALL               $17.50   07/19/2008        (19,500)
      (100)  INTEROIL CORPORATION CALL           30.00   09/20/2008        (12,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(46,900))                        (31,500)
                                                                      ------------

----------
+    Non-income earning securities.

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $4,088,244.

# All or a portion of the security is segregated as collateral for derivative instruments. (See Note 2).

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

             50 Wells Fargo Advantage Small and Mid Cap Stock Funds

         Statements of Assets and Liabilities--April 30, 2008 (Unaudited)



                                                                          DISCOVERY    ENTERPRISE
                                                                            FUND          FUND
                                                                        ------------  ------------
ASSETS
Investments
In securities, at market value (including securities on loan) .......   $367,753,943  $321,118,620
Collateral received for securities loaned (Note 2) ..................     68,372,970    39,312,772
Investments in affiliates ...........................................      4,867,385     3,055,550
                                                                        ------------  ------------
Total investments at market value (see cost below) ..................    440,994,298   363,486,942
                                                                        ------------  ------------
Cash ................................................................              0             0
Receivable for Fund shares issued ...................................        477,101       487,917
Receivable for investments sold .....................................      8,702,103    34,109,829
Receivables for dividends and interest ..............................         75,533       199,467
Receivable for interest rate swaps/spread locks .....................              0             0
                                                                        ------------  ------------
Total assets ........................................................    450,249,035   398,284,155
                                                                        ------------  ------------
LIABILITIES
Option written, at value ............................................              0             0
Payable for Fund shares redeemed ....................................         44,483        33,493
Payable for investments purchased ...................................      2,315,362    20,928,567
Payable to investment advisor and affiliates (Note 3) ...............        292,518       225,598
Payable upon receipt of securities loaned (Note 2) ..................     69,295,759    39,966,258
Accrued expenses and other liabilities ..............................         87,731        92,625
                                                                        ------------  ------------
Total liabilities ...................................................     72,035,853    61,246,541
                                                                        ------------  ------------
TOTAL NET ASSETS ....................................................   $378,213,182  $337,037,614
                                                                        ------------  ------------
NET ASSETS CONSIST OF
Paid-in capital .....................................................   $355,030,901  $498,221,333
Undistributed net investment income (loss) ..........................     (1,351,413)     (887,432)
Undistributed net realized gain (loss) on investments ...............    (26,023,654)  181,037,523)
Net unrealized appreciation (depreciation) of investments,
   foreign currencies and translation of assets and liabilities
   denominated in foreign currencies ................................     50,557,348    20,741,236
Net unrealized appreciation (depreciation) of options, swap
agreements, and short sales .........................................              0             0
                                                                        ------------  ------------
TOTAL NET ASSETS ....................................................   $378,213,182  $337,037,614
                                                                        ------------  ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
Net assets - Class A ................................................   $  2,167,474            NA
Shares outstanding - Class A ........................................        103,913            NA
Net asset value per share - Class A .................................   $      20.86            NA
Maximum offering price per share - Class A2 .........................   $      22.13            NA
Net assets - Class C ................................................   $  1,257,934  $     11,010
Shares outstanding - Class C ........................................         60,740           326
Net asset value and offering price per share - Class C ..............   $      20.71  $      33.77
Net assets - Administrator Class ....................................   $106,827,205  $ 17,917,480
Shares outstanding - Administrator Class ............................      5,081,192       514,449
Net asset value and offering price per share - Administrator Class ..   $      21.02  $      34.83
Net assets - Advisor Class ..........................................             NA  $  1,166,617
Shares outstanding - Advisor Class ..................................             NA        34,216
Net asset value and offering price per share - Advisor Class ........             NA  $      34.10
Net assets - Institutional Class ....................................   $  9,410,564  $137,481,597
Shares outstanding - Institutional Class ............................        445,662     3,922,451
Net asset value and offering price per share - Institutional Class ..   $      21.12  $      35.05
Net assets - Investor Class .........................................   $258,550,005  $180,460,910
Shares outstanding - Investor Class .................................     12,421,013     5,342,270
Net asset value and offering price per share - Investor Class .......   $      20.82  $      33.78
                                                                        ------------  ------------
Investments at cost .................................................   $390,436,950  $342,745,706
                                                                        ------------  ------------
Securities on loan, at market value (Note 2) ........................   $ 68,024,423  $ 38,923,338
                                                                        ------------  ------------
Premiums received on written options (Note 2) .......................   $          0  $          0
                                                                        ------------  ------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3) Difference in NAV recalculation and NAV stated is caused by rounding differences.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 51

        Statements of Assets and Liabilities-April 30, 2008 (Unaudited)


                                                                           MID CAP                       SMALL CAP       SMALL/MID
                                                                         DISCIPLINED     OPPORTUNITY    DISCIPLINED      CAP VALUE
                                                                            FUND            FUND           FUND            FUND
                                                                        ------------   --------------  ------------    ------------
ASSETS
Investments
In securities, at market value (including securities on loan) .......   $728,239,942   $1,423,468,928  $381,662,768    $182,403,459
Collateral received for securities loaned (Note 2) ..................    117,068,879      256,994,882    45,037,360               0
Investments in affiliates ...........................................    112,945,291      204,279,134    20,623,170       4,088,244
                                                                        ------------   --------------  ------------    ------------
Total investments at market value (see cost below) ..................    958,254,112    1,884,742,944   447,323,298     186,491,703
                                                                        ------------   --------------  ------------    ------------
Cash ................................................................          1,705                0         3,160               0
Receivable for Fund shares issued ...................................        340,711           71,203       625,764         224,986
Receivable for investments sold .....................................     26,176,027       15,422,346             0          93,413
Receivables for dividends and interest ..............................      1,010,616        1,623,236       308,410         102,152
Receivable for interest rate swaps/spread locks .....................              0          225,442             0               0
                                                                        ------------   --------------  ------------    ------------
Total assets ........................................................    985,783,171    1,902,085,171   448,260,632     186,912,254
                                                                        ------------   --------------  ------------    ------------
LIABILITIES
Option written, at value ............................................      1,879,850                0             0          31,500
Payable for Fund shares redeemed ....................................        166,437          288,080       343,604          43,460
Payable for investments purchased ...................................              0        4,278,961             0         668,629
Payable to investment advisor and affiliates (Note 3) ...............        645,366        1,380,706       354,640         172,692
Payable upon receipt of securities loaned (Note 2) ..................    118,318,558      259,834,320    45,516,701               0
Accrued expenses and other liabilities ..............................        357,100          573,995       208,478          36,710
                                                                        ------------   --------------  ------------    ------------
Total liabilities ...................................................    121,367,311      266,356,062    46,423,423         952,991
                                                                        ------------   --------------  ------------    ------------
TOTAL NET ASSETS ....................................................   $864,415,860   $1,635,729,109  $401,837,209    $185,959,263
                                                                        ------------   --------------  ------------    ------------
NET ASSETS CONSIST OF
Paid-in capital .....................................................   $883,711,306   $1,421,063,944  $453,951,085    $190,950,626
Undistributed net investment income (loss) ..........................      2,840,828       (3,563,095)   (2,465,180)     (1,256,654)
Undistributed net realized gain (loss) on investments ...............     (9,514,792)      84,731,485       554,637      (4,154,399)
Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
   denominated in foreign currencies ................................    (12,975,914)     133,271,333   (50,203,333)        404,290
Net unrealized appreciation (depreciation) of options, swap
   agreements, and short sales ......................................        354,432          225,442             0          15,400
                                                                        ------------   --------------  ------------    ------------
TOTAL NET ASSETS ....................................................   $864,415,860   $1,635,729,109  $401,837,209    $185,959,263
                                                                        ------------   --------------  ------------    ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
Net assets - Class A ................................................   $    498,106               NA  $     20,883    $  8,196,178
Shares outstanding - Class A ........................................         25,357               NA         1,437         566,603
Net asset value per share - Class A .................................   $      19.64               NA  $      14.53    $      14.47
Maximum offering price per share - Class A2 .........................   $      20.84               NA  $      15.42    $      15.35
Net assets - Class C ................................................   $     20,169   $       10,698  $     10,585    $  2,155,818
Shares outstanding - Class C ........................................          1,028              298           735         149,473
Net asset value and offering price per share - Class C ..............   $     19.61(3) $        35.90  $      14.41(3) $      14.42
Net assets - Administrator Class ....................................   $110,072,190   $  145,925,225  $ 10,432,695    $ 38,685,421
Shares outstanding - Administrator Class ............................      5,573,362        4,011,000       717,690       2,638,929
Net asset value and offering price per share - Administrator Class ..   $      19.75   $        36.38  $      14.54    $      14.66
Net assets - Advisor Class ..........................................             NA   $   35,609,210            NA              NA
Shares outstanding - Advisor Class ..................................             NA        1,013,982            NA              NA
Net asset value and offering price per share - Advisor Class ........             NA   $        35.12            NA              NA
Net assets - Institutional Class ....................................   $152,324,416               NA  $ 91,956,435    $  7,256,207
Shares outstanding - Institutional Class ............................      7,690,937               NA     6,301,684         494,380
Net asset value and offering price per share - Institutional Class ..   $      19.81               NA  $      14.59    $      14.68
Net assets - Investor Class .........................................   $601,500,979   $1,454,183,976  $299,416,611    $129,665,639
Shares outstanding - Investor Class .................................     30,461,570       40,481,494    20,771,308       8,930,060
Net asset value and offering price per share - Investor Class .......   $      19.75   $        35.92  $      14.41    $      14.52
                                                                        ------------   --------------  ------------    ------------
Investments at cost .................................................   $971,230,026   $1,751,471,611  $497,526,631    $186,087,593
                                                                        ------------   --------------  ------------    ------------
Securities on loan, at market value (Note 2) ........................   $113,107,930   $  251,884,131  $ 43,557,779    $          0
                                                                        ------------   --------------  ------------    ------------
Premiums received on written options (Note 2) .......................   $  2,234,282   $            0  $          0    $     46,900
                                                                        ------------   --------------  ------------    ------------

             52 Wells Fargo Advantage Small and Mid Cap Stock Funds

 Statements of Operations--For the Six Months Ended April 30, 2008 (Unaudited)



                                                                            Discovery     Enterprise
                                                                              Fund          Fund(2)
                                                                          ------------   ------------
INVESTMENT INCOME
   Dividends(1) .......................................................   $    587,690   $    750,038
   Interest ...........................................................            331            172
   Interest from affiliated securities ................................        449,762        270,847
   Securities lending income, net .....................................        122,641         67,271
                                                                          ------------   ------------
Total investment income ...............................................      1,160,424      1,088,328
                                                                          ------------   ------------
EXPENSES
   Advisory fees ......................................................      1,442,272      1,155,178
   Administration fees
      Fund Level ......................................................         96,152         77,012
      Class A .........................................................          1,694             NA
      Class C .........................................................          1,267              2
      Administrator Class .............................................         54,951          2,790
      Advisor Class ...................................................             NA          1,958
      Institutional Class .............................................          3,420         48,539
      Investor Class ..................................................        573,396        390,034
   Custody fees .......................................................         38,461         30,805
   Shareholder servicing fees (Note 3) ................................        462,715        232,726
   Accounting fees ....................................................         23,465         22,831
   Distribution fees (Note 3)
      Class C .........................................................          3,394              7
   Professional fees ..................................................          5,576          6,081
   Registration fees ..................................................         36,965         25,558
   Shareholder reports ................................................         81,687         97,301
   Trustees' fees .....................................................          4,323          4,323
   Other fees and expenses ............................................          6,182          3,758
                                                                          ------------   ------------
Total expenses ........................................................      2,835,920      2,098,903
                                                                          ------------   ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................       (324,083)      (123,143)
   Net expenses .......................................................      2,511,837      1,975,760
                                                                          ------------   ------------
Net investment income (loss) ..........................................     (1,351,413)      (887,432)
                                                                          ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....    (24,895,485)     5,430,401
   Options, swap agreements and short sale transactions ...............              0              0
                                                                          ------------   ------------
Net realized gain and loss from investments ...........................    (24,895,485)     5,430,401
                                                                          ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....    (29,107,507)   (39,026,041)
   Options, swap agreements and short sale transactions ...............              0              0
                                                                          ------------   ------------
Net change in unrealized appreciation (depreciation) of investments ...    (29,107,507)   (39,026,041)
                                                                          ------------   ------------
Net realized and unrealized gain (loss) on investments ................    (54,002,992)   (33,595,640)
                                                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $(55,354,405)  $(34,483,072)
                                                                          ============   ============
(1)  Net of foreign withholding taxes of ..............................   $         33   $      2,886

(2) Classes A and C in Small Cap Disciplined Fund and Class C in Enterprise and Opportunity Funds originated on March 31, 2008. Expenses presented for these classes are for the one-month period from March 31, 2008 to April 30, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 53

 Statements of Operations--For the Six Months Ended April 30, 2008 (Unaudited)


                                                                            Mid Cap                       Small Cap      Small/Mid
                                                                          Disciplined    Opportunity     Disciplined     Cap Value
                                                                              Fund          Fund(2)         Fund(2)        Fund
                                                                         ------------   -------------   ------------   ------------
INVESTMENT INCOME
   Dividends(1) .......................................................  $  8,737,626   $   7,016,029   $  3,070,208   $  1,847,965
   Interest ...........................................................         1,448         230,823         23,206         17,455
   Interest from affiliated securities ................................       760,675       3,147,647        323,912         40,862
   Securities lending income, net .....................................       138,896         385,299        160,270              0
                                                                         ------------   -------------   ------------   ------------
Total investment income ...............................................     9,638,645      10,779,798      3,577,596      1,906,282
                                                                         ------------   -------------   ------------   ------------
EXPENSES
   Advisory fees ......................................................     3,294,556       5,758,628      1,844,094        816,041
   Administration fees
      Fund Level ......................................................       226,599         414,283        104,260         46,177
      Class A .........................................................           401              NA              4          4,490
      Class C .........................................................            15               2              2            928
      Administrator Class .............................................        52,805          69,778          5,172         17,799
      Advisor Class ...................................................            NA          52,052             NA             NA
      Institutional Class .............................................        58,628              NA         37,254          2,734
      Investor Class ..................................................     1,421,643       3,211,297        681,181        300,613
   Custody fees .......................................................        90,640         165,713         41,704         18,471
   Shareholder servicing fees (Note 3) ................................       881,876       2,063,757        356,974        160,875
   Accounting fees ....................................................        39,061          60,602         25,450         22,368
   Distribution fees (Note 3)
      Class C .........................................................            40               6              6          2,486
   Professional fees ..................................................         6,641          27,766          6,061          5,583
   Registration fees ..................................................       110,801          24,598         16,064         30,688
   Shareholder reports ................................................       256,136         358,840        153,522         76,652
   Trustees' fees .....................................................         4,323           4,323          4,323          4,323
   Other fees and expenses ............................................        15,950          19,690          8,424          5,379
                                                                         ------------   -------------   ------------   ------------
Total expenses ........................................................     6,460,115      12,231,335      3,284,495      1,515,607
                                                                         ------------   -------------   ------------   ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................      (907,799)     (1,273,156)      (420,706)      (217,327)
   Net expenses .......................................................     5,552,316      10,958,179      2,863,789      1,298,280
                                                                         ------------   -------------   ------------   ------------
Net investment income (loss) ..........................................     4,086,329        (178,381)       713,807        608,002
                                                                         ------------   -------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....    (4,490,972)    104,272,003        628,062       (342,321)
   Options, swap agreements and short sale transactions ...............    (4,699,560)     (5,831,680)             0        (84,257)
                                                                         ------------   -------------   ------------   ------------
Net realized gain and loss from investments ...........................    (9,190,532)     98,440,323        628,062       (426,578)
                                                                         ------------   -------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....   (63,344,756)   (235,186,019)   (64,978,079)   (24,919,495)
   Options, swap agreements and short sale transactions ...............       354,432      (3,230,939)             0         60,352
                                                                         ------------   -------------   ------------   ------------
Net change in unrealized appreciation (depreciation) of investments ...   (62,990,324)   (238,416,958)   (64,978,079)   (24,859,143)
                                                                         ------------   -------------   ------------   ------------
Net realized and unrealized gain (loss) on investments ................   (72,180,856)   (139,976,635)   (64,350,017)   (25,285,721)
                                                                         ------------   -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $(68,094,527)  $(140,155,016)  $(63,636,210)  $(24,677,719)
                                                                         ============   =============   ============   ============
(1)  Net of foreign withholding taxes of ..............................  $      3,695   $      20,382   $          0   $     37,690

             54 Wells Fargo Advantage Small and Mid Cap Stock Funds

                       Statements of changes in Net Assets


                                                                       DISCOVERY FUND
                                                            ----------------------------------
                                                                 For the
                                                            Six Months Ended       For the
                                                             April 30, 2008      Year Ended
                                                               (Unaudited)    October 31, 2007
                                                            ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................    $439,275,699      $286,571,127
OPERATIONS
   Net investment income (loss) ..........................      (1,351,413)       (2,827,956)
   Net realized gain (loss) on investments ...............     (24,895,485)       68,175,362
   Net change in unrealized appreciation (depreciation) of
      investments ........................................     (29,107,507)       32,593,454
                                                              ------------      ------------
Net increase (decrease) in net assets resulting from
   operations ............................................     (55,354,405)       97,940,860
                                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................               0                 0
      Class C ............................................               0                 0
      Administrator Class ................................               0                 0
      Institutional Class ................................               0                 0
      Investor Class .....................................               0                 0
   Net realized gain on sales of investments
      Class A ............................................         (44,994)                0
      Class C ............................................        (131,195)                0
      Administrator Class ................................     (18,185,186)       (3,584,326)
      Institutional Class ................................      (1,621,291)             (544)
      Investor Class .....................................     (44,174,693)      (11,345,682)
                                                              ------------      ------------
Total distributions to shareholders ......................     (64,157,359)      (14,930,552)
                                                              ------------      ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................       2,078,036           209,623
   Reinvestment of distributions - Class A ...............          43,836                 0
   Cost of shares redeemed - Class A .....................         (86,922)                0
                                                              ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class A ...............       2,034,950           209,623
                                                              ------------      ------------
   Proceeds from shares sold - Class C ...................       1,029,549           351,677
   Reinvestment of distributions - Class C ...............         122,395                 0
   Cost of shares redeemed - Class C .....................         (34,346)                0
                                                              ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class C ...............       1,117,598           351,677
                                                              ------------      ------------
   Proceeds from shares sold - Administrator Class .......      22,252,635        69,855,012
   Proceeds from redemption fees - Administrator Class ...               0                 0
   Reinvestment of distributions - Administrator Class ...      15,972,678         2,177,815
   Cost of shares redeemed - Administrator Class .........     (20,012,165)      (39,772,015)
                                                              ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Administrator Class ...      18,213,148        32,260,812
                                                              ------------      ------------
   Proceeds from shares sold - Advisor Class .............              NA                NA
   Cost of shares redeemed - Advisor Class ...............              NA                NA
                                                              ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Advisor Class ..........              NA                NA
                                                              ------------      ------------
   Proceeds from shares sold - Institutional Class .......       8,878,928        18,897,943
   Proceeds from redemption fees - Institutional Class ...               0                 0
   Reinvestment of distributions - Institutional Class ...         449,601               544
   Cost of shares redeemed - Institutional Class .........      (3,618,803)      (13,260,689)
                                                              ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Institutional Class ...       5,709,726         5,637,798
                                                              ------------      ------------
   Proceeds from shares sold - Investor Class ............      40,258,730       106,483,047
   Proceeds from redemption fees - Investor Class ........               0                 0
   Reinvestment of distributions - Investor Class ........      42,977,151        11,025,510
   Cost of shares redeemed - Investor Class ..............     (51,862,056)      (86,274,203)
                                                              ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Investor Class .........      31,373,825        31,234,354
                                                              ------------      ------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Total ....................      58,449,247        69,694,264
                                                              ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................     (61,062,517)      152,704,572
                                                              ============      ============
ENDING NET ASSETS ........................................    $378,213,182      $439,275,699
                                                              ============      ============

----------
(1) Classes A and C in Small Cap Disciplined Fund and Class C in Enterprise and Opportunity Funds originated on March 31, 2008. Information presented for these classes are for the one-month period from March 31, 2008 to April 30, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 55

                       Statements of changes in Net Assets


                                                                    ENTERPRISE FUND(1)              MID CAP DISCIPLINED FUND
                                                            ---------------------------------- ----------------------------------
                                                                For the                            For the
                                                            Six Months Ended       For the     Six Months Ended       For the
                                                             April 30, 2008      Year Ended     April 30, 2008      Year Ended
                                                              (Unaudited)     October 31, 2007    (Unaudited)    October 31, 2007
                                                            ----------------  ---------------- ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................    $341,125,059      $233,433,978    $1,115,763,839    $  991,299,607
OPERATIONS
   Net investment income (loss) ..........................        (887,432)       (2,168,256)        4,086,329        10,201,157
   Net realized gain (loss) on investments ...............       5,430,401        39,900,281        (9,190,532)       85,893,696
   Net change in unrealized appreciation (depreciation) of
      investments ........................................     (39,026,041)       36,456,816       (62,990,324)      (35,392,515)
                                                              ------------      ------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   operations ............................................     (34,483,072)       74,188,841       (68,094,527)       60,702,338
                                                              ------------      ------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................              NA                NA            (2,470)                0
      Class C ............................................               0                 0               (96)                0
      Administrator Class ................................               0                 0        (1,238,401)         (714,398)
      Institutional Class ................................               0                 0        (2,171,101)       (1,242,457)
      Investor Class .....................................               0                 0        (6,332,760)       (4,367,987)
   Net realized gain on sales of investments
      Class A ............................................              NA                NA           (14,994)                0
      Class C ............................................               0                 0              (824)                0
      Administrator Class ................................               0                 0        (9,552,244)       (6,333,196)
      Institutional Class ................................               0                 0       (12,983,288)       (8,845,203)
      Investor Class .....................................               0                 0       (63,357,883)      (49,011,946)
                                                              ------------      ------------    --------------    --------------
Total distributions to shareholders ......................               0                 0       (95,654,061)      (70,515,187)
                                                              ------------      ------------    --------------    --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................              NA                NA           442,013           114,433
   Reinvestment of distributions - Class A ...............              NA                NA            16,576                 0
   Cost of shares redeemed - Class A .....................              NA                NA           (51,597)          (11,551)
                                                              ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class A ...............              NA                NA           406,992           102,882
                                                              ------------      ------------    --------------    --------------
   Proceeds from shares sold - Class C ...................          10,000                 0            10,118            10,000
   Reinvestment of distributions - Class C ...............               0                 0               920                 0
   Cost of shares redeemed - Class C .....................               0                 0                 0                 0
                                                              ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class C ...............          10,000                 0            11,038            10,000
                                                              ------------      ------------    --------------    --------------
   Proceeds from shares sold - Administrator Class .......      49,318,031         5,727,595        31,662,628       207,802,308
   Proceeds from redemption fees - Administrator Class ...               0                 0                 0                 0
   Reinvestment of distributions - Administrator Class ...               0                 0        10,649,451         6,998,646
   Cost of shares redeemed - Administrator Class .........     (33,845,241)       (5,743,573)      (33,718,848)     (192,915,877)
                                                              ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Administrator Class ...      15,472,790           (15,978)        8,593,231        21,885,077
                                                              ------------      ------------    --------------    --------------
   Proceeds from shares sold - Advisor Class .............         113,183           220,854                NA                NA
   Cost of shares redeemed - Advisor Class ...............        (506,083)         (648,689)               NA                NA
                                                              ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Advisor Class ..........        (392,900)         (427,835)               NA                NA
                                                              ------------      ------------    --------------    --------------
   Proceeds from shares sold - Institutional Class .......      34,539,205        86,049,728        15,824,141       151,621,032
   Proceeds from redemption fees - Institutional Class ...               0                 0                 0                 0
   Reinvestment of distributions - Institutional Class ...               0                 0        15,057,397        10,001,460
   Cost of shares redeemed - Institutional Class .........     (11,704,304)      (18,577,933)      (12,216,978)     (138,359,712)
                                                              ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Institutional Class ...      22,834,901        67,471,795        18,664,560        23,262,780
                                                              ------------      ------------    --------------    --------------
   Proceeds from shares sold - Investor Class ............       5,740,871        10,951,919        70,184,791       647,061,998
   Proceeds from redemption fees - Investor Class ........               0                 0                 0                 0
   Reinvestment of distributions - Investor Class ........               0                 0        67,456,720        51,361,766
   Cost of shares redeemed - Investor Class ..............     (13,270,035)      (44,477,661)     (252,916,723)     (609,407,422)
                                                              ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Investor Class .........      (7,529,164)      (33,525,742)     (115,275,212)       89,016,342
                                                              ------------      ------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Total ....................      30,395,627        33,502,240       (87,599,391)      134,277,081
                                                              ------------      ------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................      (4,087,445)      107,691,081      (251,347,979)      124,464,232
                                                              ============      ============    ==============    ==============
ENDING NET ASSETS ........................................    $337,037,614      $341,125,059    $  864,415,860    $1,115,763,839
                                                              ============      ============    ==============    ==============

             56 Wells Fargo Advantage Small and Mid Cap Stock Funds

                       Statements of Changes in Net Assets


                                                                 DISCOVERY FUND
                                                      -----------------------------------
                                                           For the
                                                      Six Months Ended       For the
                                                       April 30, 2008       Year Ended
                                                         (Unaudited)     October 31, 2007
                                                      ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..........................          98,630               7,829
   Shares issued in reinvestment of distributions -
      Class A .....................................           1,972                   0
   Shares redeemed - Class A ......................          (4,518)                  0
                                                        -----------         -----------
   Net increase (decrease) in shares outstanding -
      Class A .....................................          96,084               7,829
                                                        -----------         -----------
   Shares sold - Class C ..........................          44,059              12,896
   Shares issued in reinvestment of distributions -
      Class C .....................................           5,531                   0
   Shares redeemed - Class C ......................          (1,746)                  0
                                                        -----------         -----------
   Net increase (decrease) in shares outstanding -
      Class C .....................................          47,844              12,896
                                                        -----------         -----------
   Shares sold - Administrator Class ..............         969,703           2,782,043
   Shares issued in reinvestment of distributions -
      Administrator Class .........................         713,384              97,660
   Shares redeemed - Administrator Class ..........        (943,215)         (1,588,253)
                                                        -----------         -----------
   Net increase (decrease) in shares outstanding -
      Administrator Class .........................         739,872           1,291,450
                                                        -----------         -----------
   Shares-sold - Advisor Class ....................              NA                  NA
   Shares redeemed - Advisor Class ................              NA                  NA
                                                        -----------         -----------
   Net increase (decrease) in shares outstanding -
      Advisor Class ...............................              NA                  NA
                                                        -----------         -----------
   Shares sold - Institutional Class ..............         369,268             715,024
   Shares issued in reinvestment of distributions -
      Institutional Class .........................          20,009                  24
   Shares redeemed - Institutional Class ..........        (168,223)           (490,907)
                                                        -----------         -----------
   Net increase (decrease) in shares outstanding -
      Institutional Class .........................         221,054             224,141
                                                        -----------         -----------
   Shares sold - Investor Class ...................       1,799,114           4,309,453
   Shares issued in reinvestment of distributions -
      Investor Class ..............................       1,936,780             497,091
   Shares redeemed - Investor Class ...............      (2,368,083)         (3,533,054)
                                                        -----------         -----------
   Net increase (decrease) in shares outstanding -
      Investor Class ..............................       1,367,811           1,273,490
                                                        -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ......     $ 2,472,665         $ 2,809,806
                                                        ===========         ===========
Ending balance of undistributed net investment
   income (loss) ..................................      (1,351,413)                  0
                                                        -----------         -----------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 57

                       Statements of Changes in Net Assets


                                                           ENTERPRISE FUND(1)          MID CAP DISCIPLINED FUND
                                                      ----------------------------   ---------------------------
                                                                                        For the
                                                                                      Six Months
                                                          For the        For the        Ended          For the
                                                       Months Ended     Year Ended     April 30,     Year Ended
                                                      April 30, 2008   October 31,       2008        October 31,
                                                        (Unaudited)       2007        (Unaudited)       (2007)
                                                      -------------    -----------   ------------   ------------
SHARES ISSUED AND REDEEMED ........................             NA              NA         22,715          5,003
   Shares sold - Class A ..........................             NA              NA            843              0
   Shares issued in reinvestment of distributions -
      Class A .....................................             NA              NA         (2,689)          (515)
                                                        ----------     -----------   ------------   ------------
   Shares redeemed - Class A ......................             NA              NA         20,869          4,488
                                                        ----------     -----------   ------------   ------------
   Net increase (decrease) in shares outstanding -
      Class A .....................................            326               0            543            438
   Shares sold - Class C ..........................              0               0             47              0
   Shares issued in reinvestment of distributions -
      Class C .....................................              0               0              0              0
                                                        ----------     -----------   ------------   ------------
   Shares redeemed - Class C ......................            326               0            590            438
                                                        ----------     -----------   ------------   ------------
   Net increase (decrease) in shares outstanding -
      Class C .....................................      1,418,257         179,627      1,602,610      8,864,678
   Shares sold - Administrator Class ..............              0               0        540,263        305,463
   Shares issued in reinvestment of distributions -
      Administrator Class .........................       (990,565)       (178,474)    (1,712,091)    (8,174,216)
                                                        ----------     -----------   ------------   ------------
   Shares redeemed - Administrator Class ..........        427,692           1,153        430,782        995,925
                                                        ----------     -----------   ------------   ------------
   Net increase (decrease) in shares outstanding -
      Administrator Class .........................          3,275           6,491             NA             NA
   Shares-sold - Advisor Class ....................        (15,678)        (19,931)            NA             NA
                                                        ----------     -----------   ------------   ------------
   Shares redeemed - Advisor Class ................        (12,403)        (13,440)            NA             NA
                                                        ----------     -----------   ------------   ------------
   Net increase (decrease) in shares outstanding -
      Advisor Class ...............................      1,021,754       2,575,839        794,177      6,367,900
   Shares sold - Institutional Class ..............              0               0        760,738        434,985
   Shares issued in reinvestment of distributions -
      Institutional Class .........................       (347,014)       (551,688)      (629,138)    (5,894,571)
                                                        ----------     -----------   ------------   ------------
   Shares redeemed - Institutional Class ..........        674,740       2,024,151        925,777        908,314
                                                        ----------     -----------   ------------   ------------
   Net increase (decrease) in shares outstanding -
      Institutional Class .........................        173,107         333,210      3,596,977     27,786,391
   Shares sold - Investor Class ...................              0               0      3,426,908      2,245,047
   Shares issued in reinvestment of distributions -
      Investor Class ..............................       (403,135)     (1,374,046)   (12,869,427)   (26,120,406)
   Shares redeemed - Investor Class ...............     ----------     -----------   ------------   ------------
   Net increase (decrease) in shares outstanding -
      Investor Class ..............................       (230,028)     (1,040,836)    (5,845,542)     3,911,032
                                                        ----------     -----------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ......     $  860,327     $   971,028   $ (4,467,524)  $  5,820,197
                                                        ==========     ===========   ============   ============
Ending balance of undistributed net investment
   income (loss) ..................................       (887,432)              0      2,840,828      8,499,327
                                                        ----------     -----------   ------------   ------------

             58 Wells Fargo Advantage Small and Mid Cap Stock Funds

                       Statements of Changes in Net Assets

                                                          OPPORTUNITY FUND(1)
                                                  -----------------------------------
                                                      For the
                                                  Six Months Ended        For the
                                                  April 30, 2008        Year Ended
                                                    (Unaudited)      October 31, 2007
                                                  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................    $1,918,256,367     $2,053,182,794
OPERATIONS
   Net investment income (loss) ...............          (178,381)        10,330,922
   Net realized gain (loss) on investments ....        98,440,323        282,872,413
   Net change in unrealized appreciation
      (depreciation) of investments ...........      (238,416,958)       (15,930,876)
                                                   --------------     --------------
Net increase (decrease) in net assets
   resulting from operations ..................      (140,155,016)       277,272,459
                                                   --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................                NA                 NA
      Class C .................................                 0                  0
      Administrator Class .....................        (2,299,721)          (922,325)
      Advisor Class ...........................          (526,930)           (76,971)
      Institutional Class .....................                NA                 NA
      Investor Class ..........................       (19,525,561)        (3,783,523)
   Net realized gain on sales of investments
      Class A .................................                NA                 NA
      Class C .................................                 0                  0
      Administrator Class .....................       (21,743,434)       (28,792,059)
      Advisor Class ...........................        (6,316,912)        (8,786,139)
      Institutional Class .....................                NA                 NA
      Investor Class ..........................      (242,587,013)      (311,787,186)
                                                   --------------     --------------
Total distributions to shareholders ...........      (292,999,571)      (354,148,203)
                                                   --------------     --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........                NA                 NA
   Reinvestment of distributions - Class A ....                NA                 NA
   Cost of shares redeemed - Class A ..........                NA                 NA
                                                   --------------     --------------
   Net increase (decrease) in net assets
      resulting from capital share transactions
      - Class A ...............................                NA                 NA
                                                   --------------     --------------
   Proceeds from shares sold - Class C ........            10,000                  0
   Reinvestment of distributions - Class C ....                 0                  0
   Cost of shares redeemed - Class C ..........                 0                  0
                                                   --------------     --------------
   Net increase (decrease) in net assets
      resulting from capital share transactions
      - Class C ...............................            10,000                  0
                                                   --------------     --------------
   Proceeds from shares sold - Administrator
      Class ...................................        17,145,898         69,438,914
   Reinvestment of distributions -
      Administrator Class .....................        24,021,999         29,696,698
   Cost of shares redeemed - Administrator
      Class ...................................       (12,303,827)      (106,357,685)
                                                   --------------     --------------
   Net increase (decrease) in net assets
      resulting from capital share transactions
      - Administrator Class ...................        28,864,070         (7,222,073)
                                                   --------------     --------------
   Proceeds from shares sold - Advisor Class ..         2,655,456         11,900,855
   Reinvestment of distributions - Advisor
      Class ...................................         6,764,947          8,756,981
   Cost of shares redeemed - Advisor Class ....        (8,210,698)       (25,495,620)
                                                   --------------     --------------
   Net increase (decrease) in net assets
      resulting from capital share
      transaction - Advisor Class .............         1,209,705         (4,837,784)
                                                   --------------     --------------
   Proceeds from shares sold - Institutional
      Class ...................................                NA                 NA
   Reinvestment of distributions -
      Institutional Class .....................                NA                 NA
   Cost of shares redeemed - Institutional
      Class ...................................                NA                 NA
                                                   --------------     --------------
   Net increase (decrease) in net assets
      resulting from capital share
      transactions - Institutional Class ......                NA                 NA
                                                   --------------     --------------
   Proceeds from shares sold - Investor
      Class ...................................        40,987,498        112,324,489
   Reinvestment of distributions - Investor
      Class ...................................       253,499,248        305,531,881
   Cost of shares redeemed - Investor Class ...      (173,943,192)      (463,847,196)
                                                   --------------     --------------
   Net increase (decrease) in net assets
      resulting from capital share transaction
      - Investor Class ........................       120,543,554        (45,990,826)
                                                   --------------     --------------
Net increase (decrease) in net assets resulting
   from capital share transactions - Total ....       150,627,329        (58,050,683)
                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS .........      (282,527,258)      (134,926,427)
                                                   ==============     ==============
ENDING NET ASSETS .............................    $1,635,729,109     $1,918,256,367
                                                   ==============     ==============

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 59

                       Statements of Changes in Net Assets


                                                     SMALL CAP DISCIPLINED FUND(1)           SMALL/MID CAP VALUE FUND
                                                  -----------------------------------   ---------------------------------
                                                       For the                              For the
                                                  Six Months Ended      For the Six      Months Ended         For the
                                                   April 30, 2008       Year Ended      April 30, 2008      Year Ended
                                                    (Unaudited)      October 31, 2007     (Unaudited)    October 31, 2007
                                                  ----------------   ----------------   --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................    $ 510,940,361      $ 426,387,948     $ 215,002,480     $ 225,361,564
OPERATIONS
   Net investment income (loss) ...............          713,807          1,985,658           608,002        (1,283,241)
   Net realized gain (loss) on investments ....          628,062         31,986,233          (426,578)       16,921,667
   Net change in unrealized appreciation
      (depreciation) of investments ...........      (64,978,079)       (12,608,084)      (24,859,143)       10,553,662
                                                   -------------      -------------     -------------     -------------
Net increase (decrease) in net assets
   resulting from operations ..................      (63,636,210)        21,363,807       (24,677,719)       26,192,088
                                                   -------------      -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................                0                  0            (8,835)                0
      Class C .................................                0                  0              (225)                0
      Administrator Class .....................         (160,700)                 0          (173,061)                0
      Advisor Class ...........................               NA                 NA                NA                NA
      Institutional Class .....................       (1,649,395)                NA           (49,369)                0
      Investor Class ..........................       (3,654,263)                NA          (191,583)                0
   Net realized gain on sales of investments
      Class A .................................                0                  0          (127,863)                0
      Class C .................................                0                  0            (5,886)                0
      Administrator Class .....................         (762,908)          (529,497)       (3,404,321)       (1,079,791)
      Advisor Class ...........................               NA                 NA                NA                NA
      Institutional Class .....................       (6,755,635)        (3,109,104)         (763,872)             (145)
      Investor Class ..........................      (23,773,647)       (17,653,538)      (14,741,965)       (2,222,873)
                                                   -------------      -------------     -------------     -------------
Total distributions to shareholders ...........      (36,756,548)       (21,292,139)      (19,466,980)       (3,302,809)
                                                   -------------      -------------     -------------     -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........           29,382                  0         7,836,213           437,020
   Reinvestment of distributions - Class A ....                0                  0           136,698                 0
   Cost of shares redeemed - Class A ..........           (9,691)                 0          (124,354)                0
                                                   -------------      -------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from capital share transactions
      - Class A ...............................           19,691                  0         7,848,557           437,020
                                                   -------------      -------------     -------------     -------------
   Proceeds from shares sold - Class C ........           20,000                  0         2,101,810            41,887
   Reinvestment of distributions - Class C ....                0                  0             6,111                 0
   Cost of shares redeemed - Class C ..........          (10,000)                 0            (5,925)                0
                                                   -------------      -------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from capital share transactions
      - Class C ...............................           10,000                  0         2,101,996            41,887
                                                   -------------      -------------     -------------     -------------
   Proceeds from shares sold - Administrator
      Class ...................................        3,911,990         37,949,881        10,813,267        20,408,481
   Reinvestment of distributions -
      Administrator Class .....................          915,636            525,096         3,090,608           706,950
   Cost of shares redeemed - Administrator
      Class ...................................       (4,482,979)       (31,829,974)       (8,954,508)      (59,586,730)
                                                   -------------      -------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from capital share transactions
      - Administrator Class ...................          344,647          6,645,003         4,949,367       (38,471,299)
                                                   -------------      -------------     -------------     -------------
   Proceeds from shares sold - Advisor Class ..               NA                 NA                NA                NA
   Reinvestment of distributions - Advisor
      Class ...................................               NA                 NA                NA                NA
   Cost of shares redeemed - Advisor Class ....               NA                 NA                NA                NA
                                                   -------------      -------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from capital share
      transaction - Advisor Class .............               NA                 NA                NA                NA
                                                   -------------      -------------     -------------     -------------
   Proceeds from shares sold - Institutional
      Class ...................................       15,033,104        197,170,437         5,733,451         3,058,868
   Reinvestment of distributions -
      Institutional Class .....................        8,404,891          3,109,105            86,227               145
   Cost of shares redeemed - Institutional
      Class ...................................      (23,585,070)      (151,103,792)          (37,045)         (227,719)
                                                   -------------      -------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from capital share
      transactions - Institutional Class ......         (147,075)        49,175,750         5,782,633         2,831,294
                                                   -------------      -------------     -------------     -------------
   Proceeds from shares sold - Investor
      Class ...................................       52,561,464        152,735,776        24,706,431        63,399,281
   Reinvestment of distributions - Investor
      Class ...................................       24,819,873         17,155,197        14,279,273         2,148,113
   Cost of shares redeemed - Investor Class ...      (86,318,994)      (141,230,981)      (44,566,775)      (63,634,659)
                                                   -------------      -------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from capital share transaction
      - Investor Class ........................       (8,937,657)        28,659,992        (5,581,071)        1,912,735
                                                   -------------      -------------     -------------     -------------
Net increase (decrease) in net assets resulting
   from capital share transactions - Total ....       (8,710,394)        84,480,745        15,101,482       (33,248,363)
                                                   -------------      -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS .........     (109,103,152)        84,552,413       (29,043,217)      (10,359,084)
                                                   =============      =============     =============     =============
ENDING NET ASSETS .............................    $ 401,837,209      $ 510,940,361     $ 185,959,263     $ 215,002,480
                                                   =============      =============     =============     =============

             60 Wells Fargo Advantage Small and Mid Cap Stock Funds

                       Statements of Changes in Net Assets


                                                                                       OPPORTUNITY FUND(1)
                                                                             -----------------------------------
                                                                                 For the
                                                                             Six Months Ended        For the
                                                                              April 30, 2008       Year Ended
                                                                               (Unaudited)      October 31, 2007
                                                                             ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class A ..............              NA                  NA
   Shares redeemed - Class A .............................................              NA                  NA
                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Class A ...............              NA                  NA
                                                                               -----------        ------------
   Shares sold - Class C .................................................             298                   0
   Shares issued in reinvestment of distributions - Class C ..............               0                   0
   Shares redeemed - Class C .............................................               0                   0
                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Class C ...............             298                   0
                                                                               -----------        ------------
   Shares sold - Administrator Class .....................................         463,577           1,562,836
   Shares issued in reinvestment of distributions - Administrator Class ..         646,691             700,481
   Shares redeemed - Administrator Class .................................        (338,393)         (2,440,528)
                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class ...         771,875            (177,211)
                                                                               -----------        ------------
   Shares-sold - Advisor Class ...........................................          74,599             274,443
   Shares issued in reinvestment of distributions - Advisor Class ........         188,883             213,378
   Shares redeemed - Advisor Class .......................................        (230,590)           (585,225)
                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Advisor Class .........          32,892             (97,404)
                                                                               -----------        ------------
   Shares sold - Institutional Class .....................................              NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ..              NA                  NA
   Shares redeemed - Institutional Class .................................              NA                  NA
                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Institutional Class ...              NA                  NA
                                                                               -----------        ------------
   Shares sold - Investor Class ..........................................       1,131,613           2,527,510
   Shares issued in reinvestment of distributions - Investor Class .......       6,922,747           7,298,985
   Shares redeemed - Investor Class ......................................      (4,783,133)        (10,404,457)
                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Investor Class ........       3,271,227            (577,962)
                                                                               -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................     $ 4,076,292        $    852,577)
                                                                               ===========        ============
Ending balance of undistributed net investment income (loss)                    (3,563,095)         18,967,498
                                                                               -----------        ------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 61

                       Statements of Changes in Net Assets


                                                                              SMALL CAP DISCIPLINED FUND(1)
                                                                             ------------------------------
                                                                                  For the         For the
                                                                             Six Months Ended   Year Ended
                                                                              April 30, 2008    October 31,
                                                                                (Unaudited)        2007
                                                                             ----------------   -----------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................           2,145                0
   Shares issued in reinvestment of distributions - Class A ..............               0                0
   Shares redeemed - Class A .............................................            (708)               0
                                                                               -----------      -----------
   Net increase (decrease) in shares outstanding - Class A ...............           1,437                0
                                                                               -----------      -----------
   Shares sold - Class C .................................................           1,470                0
   Shares issued in reinvestment of distributions - Class C ..............               0                0
   Shares redeemed - Class C .............................................            (735)               0
                                                                               -----------      -----------
   Net increase (decrease) in shares outstanding - Class C ...............             735                0
                                                                               -----------      -----------
   Shares sold - Administrator Class .....................................         264,709        2,055,502
   Shares issued in reinvestment of distributions - Administrator Class ..          58,669           29,483
   Shares redeemed - Administrator Class .................................        (298,958)      (1,722,977)
                                                                               -----------      -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...          24,420          362,008
                                                                               -----------      -----------
   Shares-sold - Advisor Class ...........................................              NA               NA
   Shares issued in reinvestment of distributions - Advisor Class ........              NA               NA
   Shares redeemed - Advisor Class .......................................              NA               NA
                                                                               -----------      -----------
   Net increase (decrease) in shares outstanding - Advisor Class .........              NA               NA
                                                                               -----------      -----------
   Shares sold - Institutional Class .....................................       1,064,746       11,042,652
   Shares issued in reinvestment of distributions - Institutional Class ..         535,954          173,985
   Shares redeemed - Institutional Class .................................      (1,586,431)      (8,448,098)
                                                                               -----------      -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...          14,269        2,768,539
                                                                               -----------      -----------
   Shares sold - Investor Class ..........................................       3,566,109        8,485,295
   Shares issued in reinvestment of distributions - Investor Class .......       1,605,684          969,765
   Shares redeemed - Investor Class ......................................      (5,828,105)      (7,833,209)
                                                                               -----------      -----------
   Net increase (decrease) in shares outstanding - Investor Class ........        (656,312)       1,621,851
                                                                               -----------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................     $  (615,451)     $ 4,752,398
                                                                               ===========      ===========
Ending balance of undistributed net investment income (loss) .............      (2,465,180)       2,285,371
                                                                               -----------      -----------

                                                                                  SMALL/MID CAP VALUE FUND
                                                                             -----------------------------------
                                                                                  For the
                                                                             Six Months Ended        For the
                                                                              April 30, 2008       Year Ended
                                                                                (Unaudited)     October 31, 2007
                                                                             ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................         541,549              24,403
   Shares issued in reinvestment of distributions - Class A ..............           9,421                   0
   Shares redeemed - Class A .............................................          (8,770)                  0
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Class A ...............         542,200              24,403
                                                                               -----------         -----------
   Shares sold - Class C .................................................         146,988               2,468
   Shares issued in reinvestment of distributions - Class C ..............             422                   0
   Shares redeemed - Class C .............................................            (405)                  0
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Class C ...............         147,005               2,468
                                                                               -----------         -----------
   Shares sold - Administrator Class .....................................         738,899           1,171,235
   Shares issued in reinvestment of distributions - Administrator Class ..         210,597              42,639
   Shares redeemed - Administrator Class .................................        (596,620)         (3,498,708)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...         352,876          (2,284,834)
                                                                               -----------         -----------
   Shares-sold - Advisor Class ...........................................              NA                  NA
   Shares issued in reinvestment of distributions - Advisor Class ........              NA                  NA
   Shares redeemed - Advisor Class .......................................              NA                  NA
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Advisor Class .........              NA                  NA
                                                                               -----------         -----------
   Shares sold - Institutional Class .....................................         333,347             169,550
   Shares issued in reinvestment of distributions - Institutional Class ..           5,862                   9
   Shares redeemed - Institutional Class .................................          (2,509)            (12,504)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...         336,700             157,055
                                                                               -----------         -----------
   Shares sold - Investor Class ..........................................       1,648,679           3,709,563
   Shares issued in reinvestment of distributions - Investor Class .......         984,302             130,505
   Shares redeemed - Investor Class ......................................      (3,035,143)         (3,699,627)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Investor Class ........        (402,162)            140,441
                                                                               -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................     $   976,619         $(1,960,467)
                                                                               ===========         ===========
Ending balance of undistributed net investment income (loss) .............      (1,256,654)         (1,441,583)
                                                                               -----------         -----------

             62 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights


                                                               Beginning                  Net Realized   Distributions
                                                               Net Asset        Net      and Unrealized     from Net
                                                               Value Per    Investment     Gain (Loss)     Investment
                                                                 Share    Income (Loss)  on Investments      Income
                                                               ---------  -------------  --------------  -------------
DISCOVERY FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $28.07     (0.08)(6)         (3.15)         0.00
August 1, 2007(4) to October 31, 2007 .......................    $25.25     (0.06)(6)          2.88          0.00
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $28.04     (0.16)(6)         (3.19)         0.00
August 1, 2007(4) to October 31, 2007 .......................    $25.25     (0.19)(6)          2.98          0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $28.23     (0.06)(6)         (3.17)         0.00
November 1, 2006 to October 31, 2007 ........................    $22.42     (0.16)(6)          7.13          0.00
November 1, 2005 to October 31, 2006 ........................    $20.89     (0.56)             3.62          0.00
April 11, 2005(4) to October 31, 2005 .......................    $19.17     (0.05)             1.77          0.00
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $28.31     (0.04)(6)         (3.17)         0.00
November 1, 2006 to October 31, 2007 ........................    $22.43     (0.08)(6)          7.12          0.00
August 31, 2006(4) to October 31, 2006 ......................    $21.42     (0.01)             1.02          0.00
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $28.02     (0.08)(6)         (3.14)         0.00
November 1, 2006 to October 31, 2007 ........................    $22.31     (0.22)(6)          7.09          0.00
November 1, 2005 to October 31, 2006 ........................    $20.84     (0.20)             3.20          0.00
January 1, 2005 to October 31, 2005(7) ......................    $21.53     (0.17)             0.45          0.00
January 1, 2004 to December 31, 2004 ........................    $19.73     (0.21)             3.22          0.00
January 1, 2003 to December 31, 2003 ........................    $14.42     (0.12)             5.64         (0.00)(5)
January 1, 2002 to December 31, 2002 ........................    $16.84     (0.06)            (1.91)         0.00
ENTERPRISE FUND
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) .............    $31.65     (0.04)(6)          2.16          0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $38.71     (0.05)(6)         (3.83)         0.00
November 1, 2006 to October 31, 2007 ........................    $29.83     (0.18)(6)          9.06          0.00
November 1, 2005 to October 31, 2006 ........................    $25.95      0.07              3.81          0.00
January 1, 2005 to October 31, 2005(7) ......................    $25.36     (0.14)(6)          0.73          0.00
January 1, 2004 to December 31, 2004 ........................    $21.98     (0.19)(6)          3.57          0.00
January 1, 2003 to December 31, 2003 ........................    $15.94     (0.10)             6.14          0.00
August 30, 2002(4) to December 31, 2002 .....................    $16.32     (0.04)(6)         (0.34)         0.00
Advisor Class
November 1, 2007 to April 30, 2008 (Unaudited) ..............    $37.95     (0.12)(6)         (3.73)         0.00
November 1, 2006 to October 31, 2007 ........................    $29.31     (0.26)(6)          8.90          0.00
November 1, 2005 to October 31, 2006 ........................    $25.57     (0.31)             4.05          0.00
January 1, 2005 to October 31, 2005(7) ......................    $25.04     (0.21)(6)          0.74          0.00
January 1, 2004 to December 31, 2004 ........................    $21.79     (0.27)(6)          3.52          0.00
January 1, 2003 to December 31, 2003 ........................    $15.86     (0.23)             6.16          0.00
January 1, 2002 to December 31, 2002 ........................    $22.04     (0.24)(6)         (5.94)         0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)  Commencement of operations.

(5)  Amount calculated is less than $0.005.

(6)  Calculated based upon average shares outstanding.

(7)  The Fund changed its fiscal year-end from December 31 to October 31.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 63

                              Financial Highlights


                                                                             Ending    Ratio to Average Net Assets (Annualized)(1)
                                                           Distributions   Net Asset  --------------------------------------------
                                                              from Net     Value Per  Net Investment    Gross   Expenses     Net
                                                           Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses
                                                           --------------  ---------  --------------  --------  --------  --------
DISCOVERY FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ..........      (3.98)        $20.86       (0.81)%       1.39%    (0.06)%    1.33%
August 1, 2007(4) to October 31, 2007 ...................       0.00         $28.07       (0.87)%       1.38%    (0.08)%    1.30%
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ..........      (3.98)        $20.71       (1.52)%       2.17%    (0.09)%    2.08%
August 1, 2007(4) to October 31, 2007 ...................       0.00         $28.04       (2.85)%       2.02%    (0.14)%    1.88%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........      (3.98)        $21.02       (0.55)%       1.25%    (0.10)%    1.15%
November 1, 2006 to October 31, 2007 ....................      (1.16)        $28.23       (0.65)%       1.22%    (0.07)%    1.15%
November 1, 2005 to October 31, 2006 ....................      (1.53)        $22.42       (0.69)%       1.25%    (0.10)%    1.15%
April 11, 2005(4) to October 31, 2005 ...................       0.00         $20.89       (0.76)%       1.24%    (0.11)%    1.13%
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........      (3.98)        $21.12       (0.36)%       0.99%    (0.04)%    0.95%
November 1, 2006 to October 31, 2007 ....................      (1.16)        $28.31       (0.32)%       0.96%    (0.01)%    0.95%
August 31, 2006(4) to October 31, 2006 ..................       0.00         $22.43       (0.37)%       0.87%     0.00%     0.87%
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........      (3.98)        $20.82       (0.77)%       1.58%    (0.20)%    1.38%
November 1, 2006 to October 31, 2007 ....................      (1.16)        $28.02       (0.89)%       1.57%    (0.19)%    1.38%
November 1, 2005 to October 31, 2006 ....................      (1.53)        $22.31       (0.91)%       1.58%    (0.20)%    1.38%
January 1, 2005 to October 31, 2005(7) ..................      (0.97)        $20.84       (1.00)%       1.55%    (0.16)%    1.39%
January 1, 2004 to December 31, 2004 ....................      (1.21)        $21.53       (1.11)%       1.44%    (0.04)%    1.40%
January 1, 2003 to December 31, 2003 ....................      (0.21)        $19.73       (0.67)%       1.47%    (0.04)%    1.43%
January 1, 2002 to December 31, 2002 ....................      (0.45)        $14.42       (0.38)%       1.50%    (0.04)%    1.46%
ENTERPRISE FUND
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) .........       0.00         $33.77       (0.22)%       2.10%     0.00%     2.10%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........       0.00         $34.83       (0.27)%       1.29%    (0.14)%    1.15%
November 1, 2006 to October 31, 2007 ....................       0.00         $38.71       (0.54)%       1.24%    (0.09)%    1.15%
November 1, 2005 to October 31, 2006 ....................       0.00         $29.83       (0.63)%       1.23%    (0.08)%    1.15%
January 1, 2005 to October 31, 2005(7) ..................       0.00         $25.95       (0.64)%       1.23%    (0.08)%    1.15%
January 1, 2004 to December 31, 2004 ....................       0.00         $25.36       (0.83)%       1.34%    (0.20)%    1.14%
January 1, 2003 to December 31, 2003 ....................       0.00         $21.98       (0.82)%       1.30%    (0.14)%    1.16%
August 30, 2002(4) to December 31, 2002 .................       0.00         $15.94       (0.63)%       1.32%    (0.18)%    1.14%
Advisor Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........       0.00         $34.10       (0.69)%       1.46%    (0.06)%    1.40%
November 1, 2006 to October 31, 2007 ....................       0.00         $37.95       (0.79)%       1.42%    (0.02)%    1.40%
November 1, 2005 to October 31, 2006 ....................       0.00         $29.31       (0.89)%       1.42%    (0.03)%    1.39%
January 1, 2005 to October 31, 2005(7) ..................       0.00         $25.57       (1.02)%       1.49%    (0.04)%    1.45%
January 1, 2004 to December 31, 2004 ....................       0.00         $25.04       (1.22)%       1.60%    (0.05)%    1.55%
January 1, 2003 to December 31, 2003 ....................       0.00         $21.79       (1.14)%       1.53%    (0.03)%    1.50%
January 1, 2002 to December 31, 2002 ....................       0.00         $15.86       (1.33)%       1.82%    (0.02)%    1.80%

                                                                      Portfolio   Net Assets at
                                                             Total     Turnover   End of Period
                                                           Return(2)   Rate(3)   (000's omitted)
                                                           ---------  ---------  ---------------
DISCOVERY FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (12.37)%      63%        $  2,167
August 1, 2007(4) to October 31, 2007 ...................    11.17%      137%        $    220
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (12.84)%      63%        $  1,258
August 1, 2007(4) to October 31, 2007 ...................    11.05%      137%        $    362
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (12.29)%      63%        $106,827
November 1, 2006 to October 31, 2007 ....................    32.49%      137%        $122,576
November 1, 2005 to October 31, 2006 ....................    15.22%      120%        $ 68,374
April 11, 2005(4) to October 31, 2005 ...................     8.97%      110%        $  5,043
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (12.21)%      63%        $  9,411
November 1, 2006 to October 31, 2007 ....................    32.80%      137%        $  6,359
August 31, 2006(4) to October 31, 2006 ..................     4.72%      120%        $     10
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (12.40)%      63%        $258,550
November 1, 2006 to October 31, 2007 ....................    32.19%      137%        $309,759
November 1, 2005 to October 31, 2006 ....................    14.96%      120%        $218,187
January 1, 2005 to October 31, 2005(7) ..................     1.68%      110%        $199,313
January 1, 2004 to December 31, 2004 ....................    15.69%      171%        $191,181
January 1, 2003 to December 31, 2003 ....................    38.34%      302%        $166,793
January 1, 2002 to December 31, 2002 ....................   (12.12)%     420%        $133,361
ENTERPRISE FUND
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) .........   (10.45)%      86%        $     11
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (10.02)%      86%        $ 17,917
November 1, 2006 to October 31, 2007 ....................    29.77%      117%        $  3,358
November 1, 2005 to October 31, 2006 ....................    14.95%      118%        $  2,553
January 1, 2005 to October 31, 2005(7) ..................     2.33%      116%        $  3,290
January 1, 2004 to December 31, 2004 ....................    15.38%      184%        $ 12,499
January 1, 2003 to December 31, 2003 ....................    37.89%      261%        $ 34,204
August 30, 2002(4) to December 31, 2002 .................    (2.33)%     377%        $  3,930
Advisor Class
November 1, 2007 to April 30, 2008 (Unaudited) ..........   (10.17)%      86%        $  1,167
November 1, 2006 to October 31, 2007 ....................    29.48%      117%        $  1,769
November 1, 2005 to October 31, 2006 ....................    14.63%      118%        $  1,761
January 1, 2005 to October 31, 2005(7) ..................     2.12%      116%        $  1,430
January 1, 2004 to December 31, 2004 ....................    14.92%      184%        $  1,529
January 1, 2003 to December 31, 2003 ....................    37.39%      261%        $  1,690
January 1, 2002 to December 31, 2002 ....................   (28.04)%     377%        $  1,244

             64 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights


                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net
                                                     Value Per     Investment      Gain (Loss)      Investment
                                                       Share     Income (Loss)   on Investments       Income
                                                     ---------   -------------   --------------   ---------------
ENTERPRISE FUND (continued)
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $38.90      (0.03)(6)          (3.82)            0.00
November 1, 2006 to October 31, 2007 .............     $29.90      (0.10)(6)           9.10             0.00
November 1, 2005 to October 31, 2006 .............     $25.95      (0.34)              4.29             0.00
January 1, 2005 to October 31, 2005(7) ...........     $25.30      (0.10)(6)           0.75             0.00
January 1, 2004 to December 31, 2004 .............     $21.87      (0.11)(6)           3.54             0.00
June 30, 2003(4) to December 31, 2003 ............     $18.34      (0.06)              3.59             0.00
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $37.62      (0.14)(6)          (3.70)            0.00
November 1, 2006 to October 31, 2007 .............     $29.11      (0.32)(6)           8.83             0.00
November 1, 2005 to October 31, 2006 .............     $25.43      (0.33)              4.01             0.00
January 1, 2005 to October 31, 2005(7) ...........     $24.95      (0.25)(6)           0.73             0.00
January 1, 2004 to December 31, 2004 .............     $21.78      (0.34)(6)           3.51             0.00
January 1, 2003 to December 31, 2003 .............     $15.90      (0.30)              6.18             0.00
January 1, 2002 to December 31, 2002 .............     $22.14      (0.28)(6)          (5.96)            0.00
MID CAP DISCIPLINED FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ...     $23.12       0.07(6)           (1.39)           (0.28)
August 1, 2007(4) to October 31, 2007 ............     $22.85       0.07(6)            0.20             0.00
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ...     $23.08       0.01(6)           (1.40)           (0.20)
August 1, 2007(4) to October 31, 2007 ............     $22.85       0.05(6)            0.18             0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $23.16       0.09(6)           (1.40)           (0.22)
November 1, 2006 to October 31, 2007 .............     $23.40       0.21(6)            1.11            (0.15)
November 1, 2005 to October 31, 2006 .............     $23.25       0.12               3.47            (0.02)
April 11, 2005(4) to October 31, 2005 ............     $21.84       0.05(6)            1.36             0.00
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $23.26       0.12(6)           (1.40)           (0.29)
November 1, 2006 to October 31, 2007 .............     $23.47       0.29(6)            1.10            (0.19)
November 1, 2005 to October 31, 2006 .............     $23.28       0.20               3.46            (0.05)
April 11, 2005(4) to October 31, 2005 ............     $21.84       0.07(6)            1.37             0.00
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $23.11       0.08(6)           (1.39)           (0.17)
November 1, 2006 to October 31, 2007 .............     $23.36       0.18(6)            1.10            (0.12)
November 1, 2005 to October 31, 2006 .............     $23.23       0.10               3.45             0.00
January 1, 2005 to October 31, 2005(7) ...........     $22.34       0.00(5, 6)         1.07             0.00
January 1, 2004 to December 31, 2004 .............     $20.13       0.06               4.00            (0.05)
January 1, 2003 to December 31, 2003 .............     $14.85       0.02               5.99            (0.02)
January 1, 2002 to December 31, 2002 .............     $17.42       0.01              (2.06)            0.00
OPPORTUNITY FUND
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) ..     $34.77      (0.01)(6)           1.14             0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $46.86       0.05(6)           (3.29)           (0.60)
November 1, 2006 to October 31, 2007 .............     $49.05       0.33(6)            6.14            (0.22)
November 1, 2005 to October 31, 2006 .............     $47.61       0.19               6.18             0.00
January 1, 2005 to October 31, 2005(7) ...........     $46.65      (0.05)(6)           1.01             0.00
January 1, 2004 to December 31, 2004 .............     $39.58      (0.14)              7.21             0.00
January 1, 2003 to December 31, 2003 .............     $28.73      (0.06)(6)          10.91             0.00
August 30(4), 2002 to December 31, 2002 ..........     $29.48       0.02              (0.77)            0.00
Advisor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $45.42       0.00(6)           (3.19)           (0.47)
November 1, 2006 to October 31, 2007 .............     $47.74       0.24(6)            5.94            (0.06)
November 1, 2005 to October 31, 2006 .............     $46.57       0.23               5.87             0.00
January 1, 2005 to October 31, 2005(7) ...........     $45.71      (0.12)(6)           0.98             0.00
January 1, 2004 to December 31, 2004 .............     $38.94      (0.34)              7.11             0.00
January 1, 2003 to December 31, 2003 .............     $28.37      (0.19)(6)          10.76             0.00
January 1, 2002 to December 31, 2002 .............     $38.92      (0.11)            (10.44)            0.00

The accompanying notes are an integral part of these financial statements.

                              Financial Highlights

             Wells Fargo Advantage Small and Mid Cap Stock Funds 65


                                                                                 Ratio to Average Net Assets (Annualized)(1)
                                                                                 -------------------------------------------
                                                     Distributions     Ending        Net
                                                        from Net     Net Asset   Investment
                                                        Realized     Value Per     Income       Gross    Expenses      Net
                                                         Gains         Share       (Loss)     Expenses    Waived    Expenses
                                                     -------------   ---------   ----------   --------   --------   --------
ENTERPRISE FUND (continued)
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...        0.00         $35.05      (0.20)%      1.00%     (0.10)%     0.90%
November 1, 2006 to October 31, 2007 .............        0.00         $38.90      (0.30)%      0.97%     (0.07)%     0.90%
November 1, 2005 to October 31, 2006 .............        0.00         $29.90      (0.39)%      0.98%     (0.08)%     0.90%
January 1, 2005 to October 31, 2005(7) ...........        0.00         $25.95      (0.47)%      0.97%     (0.09)%     0.88%
January 1, 2004 to December 31, 2004 .............        0.00         $25.30      (0.47)%      0.88%     (0.05)%     0.83%
June 30, 2003(4) to December 31, 2003 ............        0.00         $21.87      (0.67)%      1.18%     (0.21)%     0.97%
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...        0.00         $33.78      (0.84)%      1.61%     (0.12)%     1.49%
November 1, 2006 to October 31, 2007 .............        0.00         $37.62      (0.96)%      1.59%     (0.02)%     1.57%
November 1, 2005 to October 31, 2006 .............        0.00         $29.11      (1.05)%      1.59%     (0.03)%     1.56%
January 1, 2005 to October 31, 2005(7) ...........        0.00         $25.43      (1.23)%      1.69%     (0.04)%     1.65%
January 1, 2004 to December 31, 2004 .............        0.00         $24.95      (1.51)%      1.89%     (0.04)%     1.85%
January 1, 2003 to December 31, 2003 .............        0.00         $21.78      (1.44)%      1.96%     (0.16)%     1.80%
January 1, 2002 to December 31, 2002 .............        0.00         $15.90      (1.51)%      2.02%     (0.06)%     1.96%
MID CAP DISCIPLINED FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.88)        $19.64       0.77%       1.31%     (0.06)%     1.25%
August 1, 2007(4) to October 31, 2007 ............        0.00         $23.12       1.17%       1.39%     (0.19)%     1.20%
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.88)        $19.61       0.06%       3.91%     (1.91)%     2.00%
August 1, 2007(4) to October 31, 2007 ............        0.00         $23.08       0.79%       2.12%     (0.14)%     1.98%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.88)        $19.75       0.97%       1.24%     (0.09)%     1.15%
November 1, 2006 to October 31, 2007 .............       (1.41)        $23.16       0.91%       1.17%     (0.02)%     1.15%
November 1, 2005 to October 31, 2006 .............       (3.42)        $23.40       0.70%       1.20%     (0.05)%     1.15%
April 11, 2005(4) to October 31, 2005 ............        0.00         $23.25       0.36%       1.20%     (0.06)%     1.14%
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.88)        $19.81       1.22%       0.97%     (0.07)%     0.90%
November 1, 2006 to October 31, 2007 .............       (1.41)        $23.26       1.23%       0.90%      0.00%      0.90%
November 1, 2005 to October 31, 2006 .............       (3.42)        $23.47       0.93%       0.92%     (0.02)%     0.90%
April 11, 2005(4) to October 31, 2005 ............        0.00         $23.28       0.53%       0.92%     (0.04)%     0.88%
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.88)        $19.75       0.82%       1.56%     (0.25)%     1.31%
November 1, 2006 to October 31, 2007 .............       (1.41)        $23.11       0.76%       1.52%     (0.21)%     1.31%
November 1, 2005 to October 31, 2006 .............       (3.42)        $23.36       0.53%       1.54%     (0.23)%     1.31%
January 1, 2005 to October 31, 2005(7) ...........       (0.18)        $23.23       0.02%       1.51%     (0.17)%     1.34%
January 1, 2004 to December 31, 2004 .............       (1.80)        $22.34       0.36%       1.35%     (0.05)%     1.30%
January 1, 2003 to December 31, 2003 .............       (0.71)        $20.13       0.13%       1.49%     (0.04)%     1.45%
January 1, 2002 to December 31, 2002 .............       (0.52)        $14.85       0.09%       1.48%     (0.01)%     1.47%
OPPORTUNITY FUND
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) ..        0.00         $35.90      (0.08)%      2.05%     (0.01)%     2.04%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (6.64)        $36.38       0.27%       1.18%     (0.14)%     1.04%
November 1, 2006 to October 31, 2007 .............       (8.44)        $46.86       0.73%       1.18%     (0.14)%     1.04%
November 1, 2005 to October 31, 2006 .............       (4.93)        $49.05       0.48%       1.13%     (0.09)%     1.04%
January 1, 2005 to October 31, 2005(7) ...........        0.00         $47.61      (0.14)%      1.13%     (0.10)%     1.03%
January 1, 2004 to December 31, 2004 .............        0.00         $46.65      (0.35)%      1.27%     (0.12)%     1.15%
January 1, 2003 to December 31, 2003 .............        0.00         $39.58      (0.20)%      1.55%     (0.36)%     1.19%
August 30(4), 2002 to December 31, 2002 ..........        0.00         $28.73       0.21%       1.22%     (0.06)%     1.16%
Advisor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (6.64)        $35.12       0.01%       1.35%     (0.06)%     1.29%
November 1, 2006 to October 31, 2007 .............       (8.44)        $45.42       0.55%       1.36%     (0.07)%     1.29%
November 1, 2005 to October 31, 2006 .............       (4.93)        $47.74       0.39%       1.30%     (0.01)%     1.29%
January 1, 2005 to October 31, 2005(7) ...........        0.00         $46.57      (0.49)%      1.42%     (0.02)%     1.40%
January 1, 2004 to December 31, 2004 .............        0.00         $45.71      (0.76)%      1.60%     (0.04)%     1.56%
January 1, 2003 to December 31, 2003 .............        0.00         $38.94      (0.58)%      1.56%     (0.01)%     1.55%
January 1, 2002 to December 31, 2002 .............        0.00         $28.37      (0.38)%      1.58%     (0.01)%     1.57%

                                                                 Portfolio    Net Assets at
                                                       Total      Turnover    End of Period
                                                     Return(2)    Rate(3)    (000's omitted)
                                                     ---------   ---------   ---------------
ENTERPRISE FUND (continued)
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (9.90)%       86%         $137,482
November 1, 2006 to October 31, 2007 .............     30.10%       117%         $126,347
November 1, 2005 to October 31, 2006 .............     15.22%       118%         $ 36,587
January 1, 2005 to October 31, 2005(7) ...........      2.57%       116%         $ 15,780
January 1, 2004 to December 31, 2004 .............     15.68%       184%         $  7,126
June 30, 2003(4) to December 31, 2003 ............     19.25%       261%         $  2,114
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (10.21)%       86%         $180,461
November 1, 2006 to October 31, 2007 .............     29.23%       117%         $209,651
November 1, 2005 to October 31, 2006 .............     14.47%       118%         $192,533
January 1, 2005 to October 31, 2005(7) ...........      1.92%       116%         $196,077
January 1, 2004 to December 31, 2004 .............     14.55%       184%         $260,212
January 1, 2003 to December 31, 2003 .............     36.98%       261%         $249,221
January 1, 2002 to December 31, 2002 .............    (28.18)%      377%         $224,182
MID CAP DISCIPLINED FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ...     (5.57)%       76%         $    498
August 1, 2007(4) to October 31, 2007 ............      1.18%       113%         $    104
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ...     (5.93)%       76%         $     20
August 1, 2007(4) to October 31, 2007 ............      1.01%       113%         $     10
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (5.52)%       76%         $110,072
November 1, 2006 to October 31, 2007 .............      5.75%       113%         $119,079
November 1, 2005 to October 31, 2006 .............     17.47%       125%         $ 97,014
April 11, 2005(4) to October 31, 2005 ............      6.46%        94%         $ 54,344
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (5.38)%       76%         $152,324
November 1, 2006 to October 31, 2007 .............      6.04%       113%         $157,342
November 1, 2005 to October 31, 2006 .............     17.77%       125%         $137,471
April 11, 2005(4) to October 31, 2005 ............      6.59%        94%         $116,867
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (5.54)%       76%         $601,501
November 1, 2006 to October 31, 2007 .............      5.58%       113%         $839,228
November 1, 2005 to October 31, 2006 .............     17.26%       125%         $756,815
January 1, 2005 to October 31, 2005(7) ...........      4.83%        94%         $535,900
January 1, 2004 to December 31, 2004 .............     21.18%        62%         $676,333
January 1, 2003 to December 31, 2003 .............     40.66%       252%         $314,764
January 1, 2002 to December 31, 2002 .............    (11.78)%      431%         $155,411
OPPORTUNITY FUND
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) ..     (7.49)%       36%         $     11
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (7.03)%       36%         $145,925
November 1, 2006 to October 31, 2007 .............     15.17%        56%         $151,776
November 1, 2005 to October 31, 2006 .............     14.15%        39%         $167,560
January 1, 2005 to October 31, 2005(7) ...........      2.06%        35%         $131,102
January 1, 2004 to December 31, 2004 .............     17.86%        42%         $  1,337
January 1, 2003 to December 31, 2003 .............     37.77%        60%         $    145
August 30(4), 2002 to December 31, 2002 ..........     (2.54)%       71%         $    634
Advisor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (7.13)%       36%         $ 35,609
November 1, 2006 to October 31, 2007 .............     14.89%        56%         $ 44,558
November 1, 2005 to October 31, 2006 .............     13.86%        39%         $ 51,489
January 1, 2005 to October 31, 2005(7) ...........      1.88%        35%         $119,986
January 1, 2004 to December 31, 2004 .............     17.39%        42%         $137,439
January 1, 2003 to December 31, 2003 .............     37.26%        60%         $140,500
January 1, 2002 to December 31, 2002 .............    (27.11)%       71%         $103,924

             66 Wells Fargo Advantage Small and Mid Cap Stock Funds

                              Financial Highlights


                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net
                                                     Value Per     Investment      Gain (Loss)      Investment
                                                       Share     Income (Loss)   on Investments       Income
                                                     ---------   -------------   --------------   -------------
OPPORTUNITY FUND (continued)
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $46.28      (0.01)(6)          (3.25)          (0.46)
November 1, 2006 to October 31, 2007 .............     $48.54       0.23(6)            6.04           (0.09)
November 1, 2005 to October 31, 2006 .............     $47.29       0.09               6.09            0.00
January 1, 2005 to October 31, 2005(7) ...........     $46.40      (0.10)(6)           0.99            0.00
January 1, 2004 to December 31, 2004 .............     $39.45      (0.26)              7.21            0.00
January 1, 2003 to December 31, 2003 .............     $28.70      (0.14)(6)          10.89            0.00
January 1, 2002 to December 31, 2002 .............     $39.29      (0.08)            (10.51)           0.00
SMALL CAP DISCIPLINED FUND
Class A
March 31, 2008(4) to April 30, 2008 (Unaudited) ..     $14.12       0.00(6)            0.41            0.00
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) ..     $14.00      (0.01)(6)           0.42            0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.10       0.04(6)           (2.24)          (0.22)
November 1, 2006 to October 31, 2007 .............     $18.11       0.11(6)            0.75            0.00
November 1, 2005 to October 31, 2006 .............     $16.07       0.01(6)            2.81            0.00
April 11, 2005(4) to October 31, 2005 ............     $15.99      (0.01)              0.09            0.00
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.19       0.05(6)           (2.25)          (0.26)
November 1, 2006 to October 31, 2007 .............     $18.16       0.15(6)            0.75            0.00
November 1, 2005 to October 31, 2006 .............     $16.09       0.03(6)            2.82            0.00
April 11, 2005(4) to October 31, 2005 ............     $15.99       0.00               0.10            0.00
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $17.92       0.02(6)           (2.22)          (0.17)
November 1, 2006 to October 31, 2007 .............     $18.00       0.05(6)            0.74            0.00
November 1, 2005 to October 31, 2006 .............     $16.04      (0.06)(6)           2.80            0.00
January 1, 2005 to October 31, 2005(7) ...........     $16.70      (0.07)             (0.38)           0.00
January 1, 2004 to December 31, 2004 .............     $13.91      (0.06)              3.75            0.00
January 1, 2003 to December 31, 2003 .............     $ 9.12      (0.05)              5.71            0.00
March 28, 2002(4) to December 31, 2002 ...........     $10.00      (0.05)             (0.83)           0.00
SMALL/MID CAP VALUE FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.19       0.12(6)           (2.15)          (0.09)
August 1, 2007(4) to October 31, 2007 ............     $17.09      (0.02)(6)           1.12            0.00
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.15       0.13(6)           (2.20)          (0.06)
August 1, 2007(4) to October 31, 2007 ............     $17.09      (0.06)(6)           1.12            0.00
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.37       0.07(6)           (2.10)          (0.08)
November 1, 2006 to October 31, 2007 .............     $16.45      (0.05)(6)           2.20            0.00
November 1, 2005 to October 31, 2006 .............     $14.65       0.00               2.12            0.00
April 11, 2005(4) to October 31, 2005 ............     $13.22       0.00               1.43            0.00
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.40       0.09(6)           (2.11)          (0.10)
November 1, 2006 to October 31, 2007 .............     $16.45      (0.03)(6)           2.21            0.00
August 31, 2006(4) to October 31, 2006 ...........     $16.01       0.01               0.43            0.00
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     $18.18       0.04(6)           (2.08)          (0.02)
November 1, 2006 to October 31, 2007 .............     $16.34      (0.12)(6)           2.19            0.00
November 1, 2005 to October 31, 2006 .............     $14.62      (0.01)              2.05            0.00
January 1, 2005 to October 31, 2005(7) ...........     $13.83      (0.08)              1.22            0.00
January 1, 2004 to December 31, 2004 .............     $12.01      (0.13)              2.43            0.00
January 1, 2003 to December 31, 2003 .............     $ 7.58      (0.03)              4.46            0.00
March 28, 2002(4) to December 31, 2002 ...........     $10.00      (0.04)             (2.38)           0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 67

                              Financial Highlights


                                                                                 Ratio to Average Net Assets (Annualized)(1)
                                                                                 -------------------------------------------
                                                     Distributions     Ending        Net
                                                        from Net     Net Asset   Investment
                                                        Realized     Value Per     Income       Gross    Expenses      Net
                                                         Gains         Share       (Loss)     Expenses    Waived    Expenses
                                                     -------------   ---------   ----------   --------   --------   --------
OPPORTUNITY FUND (continued)
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (6.64)        $35.92      (0.05)%      1.51%     (0.16)%     1.35%
November 1, 2006 to October 31, 2007 .............       (8.44)        $46.28       0.50%       1.53%     (0.18)%     1.35%
November 1, 2005 to October 31, 2006 .............       (4.93)        $48.54       0.18%       1.47%     (0.12)%     1.35%
January 1, 2005 to October 31, 2005(7) ...........        0.00         $47.29      (0.46)%      1.46%     (0.10)%     1.36%
January 1, 2004 to December 31, 2004 .............        0.00         $46.40      (0.55)%      1.39%     (0.04)%     1.35%
January 1, 2003 to December 31, 2003 .............        0.00         $39.45      (0.43)%      1.42%     (0.02)%     1.40%
January 1, 2002 to December 31, 2002 .............        0.00         $28.70      (0.23)%      1.41%     (0.01)%     1.40%
SMALL CAP DISCIPLINED FUND
Class A
March 31, 2008(4) to April 30, 2008 (Unaudited) ..        0.00         $14.53      (0.03)%      1.52%     (0.07)%     1.45%
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) ..        0.00         $14.41      (0.20)%      2.24%     (0.04)%     2.20%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.14)        $14.54       0.52%       1.41%     (0.21)%     1.20%
November 1, 2006 to October 31, 2007 .............       (0.87)        $18.10       0.58%       1.39%     (0.19)%     1.20%
November 1, 2005 to October 31, 2006 .............       (0.78)        $18.11       0.08%       1.39%     (0.19)%     1.20%
April 11, 2005(4) to October 31, 2005 ............        0.00         $16.07      (0.30)%      1.45%     (0.21)%     1.24%
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.14)        $14.59       0.71%       1.14%     (0.14)%     1.00%
November 1, 2006 to October 31, 2007 .............       (0.87)        $18.19       0.84%       1.12%     (0.12)%     1.00%
November 1, 2005 to October 31, 2006 .............       (0.78)        $18.16       0.20%       1.11%     (0.11)%     1.00%
April 11, 2005(4) to October 31, 2005 ............        0.00         $16.09       0.08%       1.10%     (0.52)%     0.58%
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.14)        $14.41       0.23%       1.71%     (0.22)%     1.49%
November 1, 2006 to October 31, 2007 .............       (0.87)        $17.92       0.26%       1.74%     (0.21)%     1.53%
November 1, 2005 to October 31, 2006 .............       (0.78)        $18.00      (0.37)%      1.73%     (0.12)%     1.61%
January 1, 2005 to October 31, 2005(7) ...........       (0.21)        $16.04      (0.57)%      1.73%     (0.11)%     1.62%
January 1, 2004 to December 31, 2004 .............       (0.90)        $16.70      (0.55)%      1.65%     (0.06)%     1.59%
January 1, 2003 to December 31, 2003 .............       (0.87)        $13.91      (0.89)%      1.89%     (0.18)%     1.71%
March 28, 2002(4) to December 31, 2002 ...........        0.00         $ 9.12      (0.98)%      2.55%     (0.60)%     1.95%
SMALL/MID CAP VALUE FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.60)        $14.47       1.76%       1.54%     (0.14)%     1.40%
August 1, 2007(4) to October 31, 2007 ............        0.00         $18.19      (0.50)%      1.50%     (0.24)%     1.27%
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.60)        $14.42       1.87%       2.30%     (0.15)%     2.15%
August 1, 2007(4) to October 31, 2007 ............        0.00         $18.15      (1.32)%      2.27%     (0.17)%     2.10%
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.60)        $14.66       0.99%       1.46%     (0.31)%     1.15%
November 1, 2006 to October 31, 2007 .............       (0.23)        $18.37      (0.30)%      1.37%     (0.22)%     1.15%
November 1, 2005 to October 31, 2006 .............       (0.32)        $16.45       0.08%       1.43%     (0.28)%     1.15%
April 11, 2005(4) to October 31, 2005 ............        0.00         $14.65      (0.18)%      1.48%     (0.24)%     1.24%
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.60)        $14.68       1.20%       1.11%     (0.16)%     0.95%
November 1, 2006 to October 31, 2007 .............       (0.23)        $18.40      (0.18)%      1.10%     (0.16)%     0.94%
August 31, 2006(4) to October 31, 2006 ...........        0.00         $16.45       0.53%       1.04%     (0.15)%     0.89%
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...       (1.60)        $14.52       0.52%       1.71%     (0.22)%     1.49%
November 1, 2006 to October 31, 2007 .............       (0.23)        $18.18      (0.68)%      1.73%     (0.21)%     1.52%
November 1, 2005 to October 31, 2006 .............       (0.32)        $16.34      (0.33)%      1.78%     (0.21)%     1.57%
January 1, 2005 to October 31, 2005(7) ...........       (0.35)        $14.62      (1.01)%      1.95%     (0.25)%     1.70%
January 1, 2004 to December 31, 2004 .............       (0.48)        $13.83      (1.30)%      2.06%     (0.30)%     1.76%
January 1, 2003 to December 31, 2003 .............        0.00         $12.01      (0.55)%      2.86%     (1.06)%     1.80%
March 28, 2002(4) to December 31, 2002 ...........        0.00         $ 7.58      (0.74)%      3.56%     (1.64)%     1.92%

                                                                 Portfolio    Net Assets at
                                                       Total      Turnover    End of Period
                                                     Return(2)    Rate(3)    (000's omitted)
                                                     ---------   ---------   ---------------
OPPORTUNITY FUND (continued)
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...     (7.18)%       36%        $1,454,184
November 1, 2006 to October 31, 2007 .............     14.81%        56%        $1,721,922
November 1, 2005 to October 31, 2006 .............     13.81%        39%        $1,834,134
January 1, 2005 to October 31, 2005(7) ...........      1.92%        35%        $1,938,610
January 1, 2004 to December 31, 2004 .............     17.62%        42%        $2,389,496
January 1, 2003 to December 31, 2003 .............     37.46%        60%        $2,709,452
January 1, 2002 to December 31, 2002 .............    (26.95)%       71%        $2,506,990
SMALL CAP DISCIPLINED FUND
Class A
March 31, 2008(4) to April 30, 2008 (Unaudited) ..    (12.73)%       40%        $       21
Class C
March 31, 2008(4) to April 30, 2008 (Unaudited) ..    (13.01)%       40%        $       11
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (12.58)%       40%        $   10,433
November 1, 2006 to October 31, 2007 .............      4.84%        97%        $   12,548
November 1, 2005 to October 31, 2006 .............     18.17%       100%        $    5,999
April 11, 2005(4) to October 31, 2005 ............      0.50%        56%        $    1,141
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (12.55)%       40%        $   91,956
November 1, 2006 to October 31, 2007 .............      5.05%        97%        $  114,345
November 1, 2005 to October 31, 2006 .............     18.34%       100%        $   63,905
April 11, 2005(4) to October 31, 2005 ............      0.63%        56%        $    2,162
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (12.75)%       40%        $  299,417
November 1, 2006 to October 31, 2007 .............      4.46%        97%        $  384,047
November 1, 2005 to October 31, 2006 .............     17.68%       100%        $  356,484
January 1, 2005 to October 31, 2005(7) ...........     (2.71)%       56%        $  172,013
January 1, 2004 to December 31, 2004 .............     27.04%        41%        $  135,287
January 1, 2003 to December 31, 2003 .............     62.53%       156%        $   39,549
March 28, 2002(4) to December 31, 2002 ...........     (8.80)%      201%        $    7,871
SMALL/MID CAP VALUE FUND
Class A
November 1, 2007 to April 30, 2008 (Unaudited) ...    (11.16)%       24%        $    8,196
August 1, 2007(4) to October 31, 2007 ............      6.44%        89%        $      444
Class C
November 1, 2007 to April 30, 2008 (Unaudited) ...    (11.46)%       24%        $    2,156
August 1, 2007(4) to October 31, 2007 ............      6.20%        89%        $       45
Administrator Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (11.07)%       24%        $   38,685
November 1, 2006 to October 31, 2007 .............     13.24%        89%        $   41,988
November 1, 2005 to October 31, 2006 .............     14.66%        56%        $   75,172
April 11, 2005(4) to October 31, 2005 ............     10.82%        80%        $   31,613
Institutional Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (10.96)%       24%        $    7,256
November 1, 2006 to October 31, 2007 .............     13.42%        89%        $    2,902
August 31, 2006(4) to October 31, 2006 ...........      2.75%        56%        $       10
Investor Class
November 1, 2007 to April 30, 2008 (Unaudited) ...    (11.24)%       24%        $  129,666
November 1, 2006 to October 31, 2007 .............     12.83%        89%        $  169,624
November 1, 2005 to October 31, 2006 .............     14.13%        56%        $  150,180
January 1, 2005 to October 31, 2005(7) ...........      8.45%        80%        $   37,526
January 1, 2004 to December 31, 2004 .............     19.37%       133%        $   17,678
January 1, 2003 to December 31, 2003 .............     58.44%       132%        $    8,725
March 28, 2002(4) to December 31, 2002 ...........    (24.20)%      108%        $    2,509

             68 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign securities as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent a focus in such investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to

             Wells Fargo Advantage Small and Mid Cap Stock Funds 69

                          Notes to Financial Statements


materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

AFFILIATE SECURITIES

An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Companies that are affiliates of the fund at period-end are noted in the Fund's Schedule of Investments. The following positions were held at April 30, 2008:

                                                                                       Unrealized   % of Shares
                                              Shares        Cost       Market Value    Gain/Loss    Outstanding
                                             ---------   -----------   ------------   -----------   -----------
SMALL CAP DISCIPLINED FUND
   Playboy Enterprise Incorporated Class B   1,500,000   $15,522,555    $12,540,000   $(2,982,555)      5.28%
SMALL/MID CAP VALUE FUND
   Encorium Group Incorporated               2,127,347     5,313,822      4,254,694    (1,059,128)     10.20%
   Allied Healthcare Products Incorporated     513,486     2,792,438      3,219,557       427,119       6.51%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

             70 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Notes to Financial Statements

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: December 31, 2004; October 31, 2005; October 31, 2006; October 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2007, the Funds' last fiscal year end, the Fund's net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                     Capital Loss
FUND              Expiration Year   Carryforwards
----              ---------------   -------------
ENTERPRISE FUND         2009         $121,695,782
                        2010           64,764,000

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2008, there were no open futures contracts.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the

             Wells Fargo Advantage Small and Mid Cap Stock Funds 71

                          Notes to Financial Statements

market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For the six-month period ended April 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at April 30, 2008, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of April 30, 2008, the following Funds had open swap contracts:

                        Swap           Notional     Interest Rate/         Interest Rate/          Maturity    Net Unrealized
FUND                Counter Party     Principal     Index Received           Index Paid              Date        Gain/(Loss)
----               ---------------   -----------   ---------------   --------------------------   ----------   --------------
OPPORTUNITY FUND   Lehman Brothers   $10,989,688     Market Value         Notional Amount x       07/11/2008     $  (371,650)
                       Finance                       Appreciation       (3 Months USD LIBOR)
                                                     on Customize         plus Market Value
                                                     Stock Index*          Appreciation on
                                                                       Customized Stock Index*

OPPORTUNITY FUND   Lehman Brothers   $22,166,055     Market Value         Notional Amount x       07/09/2008     $  (401,607)
                       Finance                       Appreciation       (3 Months USD LIBOR
                                                     on Customize     plus 30 bps) plus Market
                                                    Stock Index**       Value Appreciation on
                                                                      Customized Stock Index**

OPPORTUNITY FUND   Lehman Brothers   $ 8,139,074     Market Value         Notional Amount x       10/30/2008     $ 2,356,251
                       Finance                       Appreciation       (3 Months USD LIBOR
                                                     on Customize     plus 30 bps) plus Market
                                                    Stock Index***      Value Appreciation on
                                                                      Customized Stock Index***

OPPORTUNITY FUND   Lehman Brothers   $11,029,515     Market Value         Notional Amount x       10/07/2008     $(1,357,552)
                       Finance                       Appreciation       (3 Months USD LIBOR
                                                     on Customize     plus 30 bps) plus Market
                                                   Stock Index****      Value Appreciation on
                                                                     Customized Stock Index****

* Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: Carnival Corporation, Time Warner Incorporated, UnitedHealth Group Incorporated, and Pfizer Incorporated.

** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: Bank of America Corporation, City National Corporation, Marshall & IIsley Corporation, Metavante Technologies Incorporated, Synovus Financial Corporation, TCF Financial Corporation, US Bancorp, Wachovia Corporation, and Zions Bancorporation.

*** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: Rio Tinto plc and BHP Billiton Limited.

**** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2008: D.R. Horton Incorporated, KB Home, Toll Brothers Incorporated, Pulte Homes Incorporated, and Ryland Group Incorporated.

             72 Wells Fargo Advantage Small and Mid Cap Stock Funds

                         Notes to Financial Statements


WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values.

Written options transactions for the six-month period ended April 30, 2008, were as follows:

                                                                                     SMALL/MID
                                  OPPORTUNITY FUND    MID CAP DISCIPLINEDFUND     CAP VALUE FUND
                                --------------------  -----------------------  --------------------
                                           Premiums                Premiums                Premiums
CALL OPTIONS WRITTEN            Contracts  Received   Contracts    Received    Contracts   Received
------------------------------  ---------  ---------  ---------  ------------  ---------  ---------
Options at beginning of period    (900)    $(287,996)        0   $         0     (325)    $(266,499)
Options written                   (280)     (106,759)  (24,185)   (8,469,536)    (400)      (46,900)
Options terminated in closing
   transactions                                         22,750     6,235,254        0             0
Options expired                    900       287,996         0             0        0             0
Options exercised                  280       106,759         0             0      325       266,499
Options at end of period             0     $       0    (1,435)  $(2,234,282)    (400)    $ (46,900)

                                      SMALL/MID
                                   CAP VALUE FUND
                                --------------------
                                            Premiums
PUT OPTIONS WRITTEN             Contracts   Received
------------------------------  ---------  ---------
Options at beginning of period    (500)    $(144,799)
Options written                   (400)     (391,894)
Options terminated in closing
   transactions                    900       536,693
Options expired                      0             0
Options exercised                    0             0
Options at end of period             0     $       0

Open written call and put option contracts as of April 30, 2008, are disclosed in the Portfolio of Investments.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 73

                         Notes to Financial Statements


As of April 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                              Defaulted SIVs
PORTFOLIO                    ($Market Value)   % of Net Assets
--------------------------   ---------------   ---------------
DISCOVERY FUND                 $ 4,438,744          1.17%
ENTERPRISE FUND                  2,552,168          0.76%
MID CAP DISCIPLINED FUND         7,600,062          0.88%
OPPORTUNITY FUND                16,683,998          1.02%
SMALL CAP DISCIPLINED FUND       2,923,806          0.73%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                     Advisory                                        Subadvisory
                                                    Fees (% of                                       Fees (% of
                                 Average Daily    Average Daily                    Average Daily    Average Daily
FUND                              Net Assets       Net Assets)     Subadviser       Net Assets       Net Assets)
----------------------------  ------------------  -------------  -------------  ------------------  -------------
DISCOVERY FUND                First $500 million      0.750      Wells Capital  First $100 million      0.450
                               Next $500 million      0.700         Management   Next $100 million      0.400
                                 Next $2 billion      0.650       Incorporated   Over $200 million      0.350
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
ENTERPRISE FUND               First $500 million      0.750      Wells Capital  First $100 million      0.450
                               Next $500 million      0.700         Management   Next $100 million      0.400
                                 Next $2 billion      0.650       Incorporated   Over $200 million      0.300
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
MID CAP DISCIPLINED FUND      First $500 million      0.750      Wells Capital  First $100 million      0.450
                               Next $500 million      0.700         Management   Next $100 million      0.400
                                 Next $2 billion      0.650       Incorporated   Over $200 million      0.300
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
OPPORTUNITY FUND              First $500 million      0.750      Wells Capital  First $100 million      0.450
                               Next $500 million      0.700         Management   Next $100 million      0.400
                                 Next $2 billion      0.650       Incorporated   Over $200 million      0.300
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
SMALL CAP DISCIPLINED FUND *  First $500 million      0.850      Wells Capital  First $100 million      0.550
                               Next $500 million      0.825         Management   Next $100 million      0.500
                                 Next $1 billion      0.800       Incorporated   Over $200 million      0.400
                                 Next $1 billion      0.775
                                 Over $3 billion      0.750

             74 Wells Fargo Advantage Small and Mid Cap Stock Funds

                         Notes to Financial Statements


                                                     Advisory                                        Subadvisory
                                                    Fees (% of                                       Fees (% of
                                 Average Daily    Average Daily                    Average Daily    Average Daily
FUND                              Net Assets       Net Assets)     Subadviser       Net Assets       Net Assets)
----------------------------  ------------------  -------------  -------------  ------------------  -------------
SMALL/MID CAP VALUE FUND*     First $500 million      0.850      Wells Capital  First $100 million      0.450
                               Next $500 million      0.825         Management   Next $100 million      0.400
                                 Next $2 billion      0.800        Incoporated   Over $200 million      0.350
                                 Next $2 billion      0.775
                                 Over $5 billion      0.750

* Effective March 1, 2008. Prior to March 1, 2008, Funds Management was entitled to receive an annual fee at the following rates:


                                                    Advisory Fees
                                Average Daily       (% of Average
FUND                              Net Assets      Daily Net Assets)
--------------------------   ------------------   -----------------
SMALL CAP DISCIPLINED FUND   First $500 million         0.900
                              Next $500 million         0.850
                                Next $2 billion         0.800
                                Next $2 billion         0.775
                                Over $5 billion         0.750
SMALL/MID CAP VALUE FUND     First $500 million         0.900
                              Next $500 million         0.850
                                Next $2 billion         0.800
                                Next $2 billion         0.775
                                Over $5 billion         0.750

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund level            First $5 billion           0.05
                       Next $5 billion           0.04
                      Over $10 billion           0.03
Class A               All asset levels           0.28
Class C               All asset levels           0.28
Administrator Class   All asset levels           0.10
Advisor Class         All asset levels           0.28
Institutional Class   All asset levels           0.08
Investor Class        All asset levels           0.40

The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                      % of Average
                                    Daily Net Assets
                                    ----------------
All Small and Mid Cap Stock Funds         0.02

             Wells Fargo Advantage Small and Mid Cap Stock Funds 75

                         Notes to Financial Statements


SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                           % of Average
SHARE CLASS                                                              Daily Net Assets
-----------------------------------------------------------------------  ----------------
Class A, Class C, Administrator Class, Advisor Class and Investor Class        0.25

For the period ended April 30, 2008, shareholder servicing fees paid were as follows:

FUND                        Class A  Class C  Administrator  Advisor   Investor
--------------------------  -------  -------  -------------  -------  ----------
DISCOVERY FUND               $1,309   $1,064     $137,378         NA  $  322,964
ENTERPRISE FUND                  NA        2        6,976    $ 1,749     223,999
MID CAP DISCIPLINED FUND        217      106      132,013         NA     749,540
OPPORTUNITY FUND                 NA        2      174,151     45,392   1,844,212
SMALL CAP DISCIPLINED FUND        3        2       12,915         NA     344,054
SMALL/MID CAP VALUE FUND      3,099      713       44,498         NA     112,565

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended April 30, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended April 30, 2008, were as follows:

                                                NET OPERATING EXPENSE RATIOS
                            -----------------------------------------------------------------
FUND                        Class A  Class C  Administrator  Advisor  Institutional  Investor
--------------------------  -------  -------  -------------  -------  -------------  --------
DISCOVERY FUND                1.33%   2.08%        1.15%       N/A         0.95%      1.38%
ENTERPRISE FUND                N/A    2.15%        1.15%      1.40%        0.90%      1.49%*
MID CAP DISCIPLINED FUND      1.25%   2.00%        1.15%       N/A         0.90%      1.31%
OPPORTUNITY FUND               N/A    2.04%        1.04%      1.29%         N/A       1.35%
SMALL CAP DISCIPLINED FUND    1.45%   2.20%        1.20%       N/A         1.00%      1.49%
SMALL/MID CAP VALUE FUND      1.40%   2.15%        1.15%       N/A         0.95%      1.49%

* Effective February 29, 2008, the net operating expense ratio for the Enterprise Fund Investor Class decreased from 1.57% to 1.49%. The blended net operating expense ratio for the period ended April 30, 2008, for the Enterprises Fund Investor Class is 1.54%.

             76 Wells Fargo Advantage Small and Mid Cap Stock Funds

                         Notes to Financial Statements


4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended April 30, 2008, were as follows:

FUND                         Purchases at Cost   Sales Proceeds
--------------------------   -----------------   --------------
DISCOVERY FUND                 $260,875,553       $235,994,703
ENTERPRISE FUND                 290,768,474        263,180,169
MID CAP DISCIPLINED FUND        656,396,358        969,526,513
OPPORTUNITY FUND                542,710,892        766,618,794
SMALL CAP DISCIPLINED FUND      161,306,865        199,602,060
SMALL/MID CAP VALUE FUND         44,549,311         48,037,800

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended April 30, 2008, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. Funds management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 77

                         Notes to Financial Statements


In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of April 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

8. SUBSEQUENT EVENT

At its November 7, 2007 regular meeting, the Board unanimously approved modifying certain share class names and features. The Advisor Class will be renamed Class A shares and will be modified to assume the features and attributes associated with Class A shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information was provided to shareholders approximately 60 days in advance of the modifications.

             78 Wells Fargo Advantage Small and Mid Cap Stock Funds

                               Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                    Position Held and
Name and Age        Length of Service(2)       Principal Occupations During Past Five Years                    Other Directorships
------------------  -------------------------  --------------------------------------------------------------  -------------------
Thomas S. Goho      Trustee, since 1987        Co-Director for the Calloway School of Stephens University of   None
65                                             Wake Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of
                                               Business and Accountancy, from 2006-2007 and Associate
                                               Professor of Finance from 1999-2005.

Peter G. Gordon     Trustee, since 1998;       Chairman, CEO and Co-Founder of Crystal Geyser Water Company    None
65                  Chairman, since 2005       and President of Crystal Geyser Roxane Water Company.
                    (Lead Trustee since 2001

Olivia S. Mitchell  Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,     None
55                                             University of Pennsylvania. Director of the Boettner Center on
                                               Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                               National Bureau of Economic Research.

Timothy J. Penny    Trustee, since 1996        President and CEO of Southern Minnesota Initiative Foundation,  None
56                                             a non-profit organization since 2007 and Senior Fellow at the
                                               Humphrey Institute Policy Forum at the University of Minnesota
                                               since 1995.

Donald C. Willeke   Trustee, since 1996        Principal of the law firm of Willeke & Daniels.                 None
67

             Wells Fargo Advantage Small and Mid Cap Stock Funds 79

                                Other Information


INTERESTED TRUSTEE(3)

                         Position Held and
    Name and Age       Length of Service(2)   Principal Occupations During Past Five Years                 Other Directorships
--------------------   --------------------   ----------------------------------------------------------   -------------------
J. Tucker Morse        Trustee, since 1987    Private Investor/Real Estate Developer. Prior thereto,       None
63                                            Chairman of Whitepoint Capital, LLC until 2004.

Officers

                         Position Held and
    Name and Age       Length of Service(2)   Principal Occupations During Past Five Years                 Other Directorships
--------------------   --------------------   ----------------------------------------------------------   -------------------
Karla M. Rabusch       President, since       Executive Vice President of Wells Fargo Bank, N.A. and       None
49                     2003                   President of Wells Fargo Funds Management, LLC since 2003.
                                              Senior Vice President and Chief Administrative Officer of
                                              Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds     None
47                     2000;                  Management, LLC since 2001. Vice President and Managing
                       Chief Legal Counsel,   Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                       since 2003

Stephen W. Leonhardt   Treasurer, since       Vice President and Manager of Fund Accounting, Reporting     None
48                     2007                   and Tax for Wells Fargo Funds Management, LLC since 2007.
                                              Director of Fund Administration and SEC Reporting for
                                              TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                              UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                              Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management,    None
43                     Officer, since 2007    LLC since 2007. Chief Compliance Officer of Parnassus
                                              Investments from 2005 to 2007. Chief Financial Officer of
                                              Parnassus Investments from 2004 to 2007 and Senior Audit
                                              Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of April 30, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

             80 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

DISCOVERY FUND, ENTERPRISE FUND, MID CAP DISCIPLINED FUND, OPPORTUNITY FUND, SMALL CAP DISCIPLINED FUND AND SMALL/MID CAP VALUE FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund and Small/Mid Cap Value Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 81

                               Other Information


The Board noted that the performance of each Fund, except for the Mid Cap Disciplined Fund, Opportunity Fund and Small Cap Disciplined Fund, was better than the median performance of its Universe for all time periods. The Board noted that the performance of the Mid Cap Disciplined Fund was lower than the performance of its Universe for all time periods and that the performance of the Opportunity Fund and Small Cap Disciplined Fund was lower than the performance of each Fund's Universe for certain time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Mid Cap Disciplined Fund, Opportunity Fund and Small Cap Disciplined Fund. The Board requested continued reports on the performance of the Mid Cap Disciplined Fund, Opportunity Fund and Small Cap Disciplined Fund.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that each Fund's net operating expense ratios were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board also noted Funds Management's recommendation to reduce the net operating expense ratios of certain share classes of the Enterprise Fund in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce administration fees for a share class of the Funds in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

             82 Wells Fargo Advantage Small and Mid Cap Stock Funds

                               Other Information


ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

Information about services to other clients

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 83

                             List of Abbreviations


ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(WELLS FARGO LOGO)
ADVANTAGE FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    110492 06-07
                                                             SMCNLD/SAR123 04-08

ITEM 2. CODE OF ETHICS
Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust

                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: June 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: June 23, 2008


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: June 23, 2008

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 23, 2008


/s/ Karla M. Rabusch
-------------------------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 23, 2008


/s/ Stephen W. Leonhardt
-------------------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended April 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

Date: June 23, 2008

                                            /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President
                                            Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended April 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: June 23, 2008


                                            /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer
                                            Wells Fargo Funds Trust